UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	2,570,777	$26,993,159
Pacific Funds High Income ‘P’	356,803	3,585,871
PF Floating Rate Loan Fund ‘P’	268,000	1,945,677
PF Inflation Managed Fund ‘P’ *	391,537	3,437,691
PF Managed Bond Fund ‘P’	15,738,403	164,781,077
PF Short Duration Bond Fund ‘P’	4,202,878	41,314,288
PF Emerging Markets Debt Fund ‘P’	620,576	5,504,507
PF Comstock Fund ‘P’	603,532	8,877,959
PF Growth Fund ‘P’	107,419	2,047,405
PF Large-Cap Growth Fund ‘P’	226,888	2,080,563
PF Large-Cap Value Fund ‘P’	1,229,609	19,612,270
PF Main Street Core Fund ‘P’	701,039	9,281,752
PF Mid-Cap Equity Fund ‘P’	179,777	1,878,668
PF Mid-Cap Growth Fund ‘P’	130,122	869,212
PF Mid-Cap Value Fund ‘P’	703,261	7,799,164
PF Small-Cap Value Fund ‘P’	419,809	5,088,089
PF Emerging Markets Fund ‘P’	396,070	4,927,106
PF International Large-Cap Fund ‘P’	456,109	7,667,196
PF International Small-Cap Fund ‘P’	184,226	1,766,730
PF International Value Fund ‘P’	648,456	5,654,533
PF Real Estate Fund ‘P’	152,195	2,289,019
PF Currency Strategies Fund ‘P’	748,415	6,885,417
PF Equity Long/Short Fund ‘P’	783,463	7,435,067
PF Global Absolute Return Fund ‘P’	770,984	7,046,792

Total Affiliated Mutual Funds (Cost $332,879,573)		348,769,212

TOTAL INVESTMENTS - 100.1% (Cost $332,879,573)		348,769,212

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(498,736)

NET ASSETS - 100.0%		$348,270,476

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	2,926,656	$30,729,888
Pacific Funds High Income ‘P’	258,016	2,593,062
PF Floating Rate Loan Fund ‘P’	377,355	2,739,594
PF Inflation Managed Fund ‘P’ *	419,793	3,685,779
PF Managed Bond Fund ‘P’	18,954,284	198,451,358
PF Short Duration Bond Fund ‘P’	2,333,613	22,939,413
PF Emerging Markets Debt Fund ‘P’	831,131	7,372,136
Pacific Funds Small-Cap Growth ‘P’	147,740	1,586,726
PF Comstock Fund ‘P’	1,325,962	19,504,900
PF Developing Growth Fund ‘P’	93,392	990,888
PF Growth Fund ‘P’	448,798	8,554,100
PF Large-Cap Growth Fund ‘P’	948,062	8,693,725
PF Large-Cap Value Fund ‘P’	2,673,561	42,643,295
PF Main Street Core Fund ‘P’	1,908,226	25,264,914
PF Mid-Cap Equity Fund ‘P’	516,456	5,396,969
PF Mid-Cap Growth Fund ‘P’	186,516	1,245,926
PF Mid-Cap Value Fund ‘P’	1,250,748	13,870,799
PF Small-Cap Value Fund ‘P’	1,010,565	12,248,045
PF Emerging Markets Fund ‘P’	1,268,190	15,776,281
PF International Large-Cap Fund ‘P’	1,334,597	22,434,569
PF International Small-Cap Fund ‘P’	395,045	3,788,480
PF International Value Fund ‘P’	1,807,789	15,763,918
PF Real Estate Fund ‘P’	419,977	6,316,459
PF Currency Strategies Fund ‘P’	1,072,341	9,865,539
PF Equity Long/Short Fund ‘P’	1,123,743	10,664,325
PF Global Absolute Return Fund ‘P’	1,100,832	10,061,604

Total Affiliated Mutual Funds (Cost $465,953,179)		503,182,692

TOTAL INVESTMENTS - 100.2% (Cost $465,953,179)		503,182,692

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(929,040)

NET ASSETS - 100.0%		$502,253,652

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$348,769,212	$348,769,212	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$503,182,692	$503,182,692	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	4,723,238	$49,593,995
Pacific Funds High Income ‘P’	362,329	3,641,409
PF Floating Rate Loan Fund ‘P’	462,637	3,358,746
PF Inflation Managed Fund ‘P’ *	548,557	4,816,333
PF Managed Bond Fund ‘P’	33,953,330	355,491,369
PF Short Duration Bond Fund ‘P’	3,462,520	34,036,576
PF Emerging Markets Debt Fund ‘P’	2,318,198	20,562,414
Pacific Funds Small-Cap Growth ‘P’	483,643	5,194,323
PF Comstock Fund ‘P’	5,040,664	74,148,165
PF Developing Growth Fund ‘P’	326,449	3,463,624
PF Growth Fund ‘P’	2,239,027	42,675,860
PF Large-Cap Growth Fund ‘P’	4,710,411	43,194,469
PF Large-Cap Value Fund ‘P’	10,223,607	163,066,526
PF Main Street Core Fund ‘P’	8,779,180	116,236,349
PF Mid-Cap Equity Fund ‘P’	2,908,145	30,390,111
PF Mid-Cap Growth Fund ‘P’	840,486	5,614,444
PF Mid-Cap Value Fund ‘P’	5,418,140	60,087,171
PF Small-Cap Value Fund ‘P’	4,376,236	53,039,984
PF Emerging Markets Fund ‘P’	5,701,584	70,927,711
PF International Large-Cap Fund ‘P’	4,959,783	83,373,961
PF International Small-Cap Fund ‘P’	1,479,860	14,191,855
PF International Value Fund ‘P’	7,776,081	67,807,422
PF Real Estate Fund ‘P’	1,533,482	23,063,573
PF Currency Strategies Fund ‘P’	3,777,451	34,752,545
PF Equity Long/Short Fund ‘P’	3,146,215	29,857,576
PF Global Absolute Return Fund ‘P’	3,858,690	35,268,425

Total Affiliated Mutual Funds (Cost $1,270,531,214)		1,427,854,936

TOTAL INVESTMENTS - 100.2% (Cost $1,270,531,214)		1,427,854,936

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,171,466)

NET ASSETS - 100.0%		$1,424,683,470

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,606,410	$16,867,309
Pacific Funds High Income ‘P’	8,444	84,858
PF Managed Bond Fund ‘P’	12,104,629	126,735,468
PF Short Duration Bond Fund ‘P’	2,038,114	20,034,658
PF Emerging Markets Debt Fund ‘P’	1,505,552	13,354,245
Pacific Funds Small-Cap Growth ‘P’	348,901	3,747,199
PF Comstock Fund ‘P’	4,372,026	64,312,504
PF Developing Growth Fund ‘P’	236,245	2,506,556
PF Growth Fund ‘P’	2,002,408	38,165,897
PF Large-Cap Growth Fund ‘P’	4,213,276	38,635,739
PF Large-Cap Value Fund ‘P’	8,927,617	142,395,491
PF Main Street Core Fund ‘P’	8,651,649	114,547,836
PF Mid-Cap Equity Fund ‘P’	2,615,572	27,332,725
PF Mid-Cap Growth Fund ‘P’	756,579	5,053,947
PF Mid-Cap Value Fund ‘P’	5,457,620	60,525,010
PF Small-Cap Value Fund ‘P’	3,536,080	42,857,293
PF Emerging Markets Fund ‘P’	4,341,636	54,009,947
PF International Large-Cap Fund ‘P’	5,242,857	88,132,421
PF International Small-Cap Fund ‘P’	1,598,005	15,324,864
PF International Value Fund ‘P’	7,117,165	62,061,675
PF Real Estate Fund ‘P’	1,799,848	27,069,716
PF Currency Strategies Fund ‘P’	2,715,996	24,987,163
PF Equity Long/Short Fund ‘P’	2,267,286	21,516,547
PF Global Absolute Return Fund ‘P’	2,776,062	25,373,209

Total Affiliated Mutual Funds (Cost $895,229,973)		1,035,632,277

TOTAL INVESTMENTS - 100.1% (Cost $895,229,973)		1,035,632,277

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,501,434)

NET ASSETS - 100.0%		$1,034,130,843

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,427,854,936	$1,427,854,936	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,035,632,277	$1,035,632,277	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Managed Bond Fund ‘P’	315,401	$3,302,250
PF Short Duration Bond Fund ‘P’	294,486	2,894,798
Pacific Funds Small-Cap Growth ‘P’	212,587	2,283,179
PF Comstock Fund ‘P’	1,636,507	24,073,025
PF Developing Growth Fund ‘P’	142,869	1,515,838
PF Growth Fund ‘P’	1,072,776	20,447,119
PF Large-Cap Growth Fund ‘P’	2,250,918	20,640,921
PF Large-Cap Value Fund ‘P’	3,372,065	53,784,433
PF Main Street Core Fund ‘P’	3,129,866	41,439,432
PF Mid-Cap Equity Fund ‘P’	1,039,262	10,860,284
PF Mid-Cap Growth Fund ‘P’	230,275	1,538,236
PF Mid-Cap Value Fund ‘P’	1,727,869	19,162,065
PF Small-Cap Value Fund ‘P’	1,323,600	16,042,038
PF Emerging Markets Fund ‘P’	1,440,480	17,919,569
PF International Large-Cap Fund ‘P’	1,847,896	31,063,134
PF International Small-Cap Fund ‘P’	485,422	4,655,193
PF International Value Fund ‘P’	2,515,951	21,939,089
PF Real Estate Fund ‘P’	444,649	6,687,515
PF Currency Strategies Fund ‘P’	658,596	6,059,084
PF Equity Long/Short Fund ‘P’	604,306	5,734,867
PF Global Absolute Return Fund ‘P’	675,370	6,172,878

Total Affiliated Mutual Funds (Cost $263,934,049)		318,214,947

TOTAL INVESTMENTS - 100.1% (Cost $263,934,049)		318,214,947

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(291,632)

NET ASSETS - 100.0%		$317,923,315

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Floating Rate Income ‘P’	56,319	$570,512
PF Inflation Managed Fund ‘P’ *	38,690	339,697
PF Emerging Markets Debt Fund ‘P’	77,245	685,163
PF Emerging Markets Fund ‘P’	38,412	477,839
PF International Small-Cap Fund ‘P’	37,002	354,849
PF Real Estate Fund ‘P’	21,638	325,429
PF Currency Strategies Fund ‘P’	176,802	1,626,580
PF Equity Long/Short Fund ‘P’	86,822	823,938
PF Global Absolute Return Fund ‘P’	190,489	1,741,072

Total Affiliated Mutual Funds (Cost $7,169,122)		6,945,079

TOTAL INVESTMENTS - 100.3% (Cost $7,169,122)		6,945,079

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(22,155)

NET ASSETS - 100.0%		$6,922,924

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$318,214,947	$318,214,947	$—	$—

Pacific Funds Diversified Alternatives Fund
Assets	Affiliated Mutual Funds	$6,945,079	$6,945,079	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 70.7%

Basic Materials - 0.8%

Airgas Inc (France) 3.050% due 08/01/20	$1,650,000	$1,686,610
CF Industries Inc 3.400% due 12/01/21 ~	450,000	445,342

		2,131,952

Communications - 3.0%

Charter Communications Operating LLC 3.579% due 07/23/20	2,700,000	2,754,956
DISH DBS Corp 7.875% due 09/01/19	2,000,000	2,225,000
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	195,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,000,000	2,008,740
Verizon Communications Inc 1.750% due 08/15/21	1,250,000	1,199,315

		8,383,011

Consumer, Cyclical - 10.6%

British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	889,220	924,212
CVS Health Corp 2.800% due 07/20/20	2,150,000	2,182,882
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	683,347	714,952
4.950% due 11/23/20	446,771	468,774
Ford Motor Credit Co LLC
1.783% due 03/12/19 §	2,000,000	2,003,568
2.145% due 01/09/18	1,500,000	1,502,382
General Motors Co 3.500% due 10/02/18	1,000,000	1,020,142
General Motors Financial Co Inc
2.400% due 05/09/19	1,650,000	1,645,896
4.375% due 09/25/21	1,000,000	1,037,472
4.750% due 08/15/17	1,000,000	1,019,091
GLP Capital LP 4.875% due 11/01/20	750,000	791,250
Hyundai Capital America
2.000% due 07/01/19 ~	1,500,000	1,488,657
2.400% due 10/30/18 ~	1,000,000	1,004,244
Hyundai Capital Services Inc (South Korea) 1.793% due 03/18/17 § ~	1,000,000	1,000,312
Lennar Corp
4.125% due 12/01/18	750,000	770,625
4.500% due 06/15/19	1,500,000	1,556,250
NCL Corp Ltd 4.625% due 11/15/20 ~	1,500,000	1,533,750
Newell Brands Inc 2.600% due 03/29/19	3,650,000	3,691,168
PulteGroup Inc 4.250% due 03/01/21	400,000	411,000
Toll Brothers Finance Corp 4.000% due 12/31/18	1,850,000	1,903,188
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	904,227	925,702
4.750% due 10/11/23	645,643	646,450
United Continental Holdings Inc 6.375% due 06/01/18	250,000	261,875
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,008,567

		29,512,409

	Principal Amount	Value
Consumer, Non-Cyclical - 15.2%

Abbott Laboratories 2.350% due 11/22/19	$2,650,000	$2,653,652
AbbVie Inc 2.300% due 05/14/21	2,000,000	1,959,862
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,263,376
Aetna Inc 1.900% due 06/07/19	1,750,000	1,746,563
Amgen Inc 1.850% due 08/19/21	1,650,000	1,589,975
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	4,000,000	4,006,876
Becton Dickinson and Co 1.800% due 12/15/17	1,276,000	1,279,117
Biogen Inc 2.900% due 09/15/20	1,650,000	1,671,253
Celgene Corp 2.125% due 08/15/18	2,150,000	2,159,112
Constellation Brands Inc 3.875% due 11/15/19	1,500,000	1,556,325
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	1,000,000	1,001,080
2.050% due 07/20/18 ~	1,000,000	999,986
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,498,072
Mondelez International Holding Netherlands BV 1.625% due 10/28/19 ~	1,500,000	1,470,726
Mylan NV 2.500% due 06/07/19 ~	3,000,000	2,984,739
Reynolds American Inc 2.300% due 06/12/18	2,250,000	2,264,708
S&P Global Inc 2.500% due 08/15/18	3,000,000	3,025,716
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	2,650,000	2,616,896
Stryker Corp 2.000% due 03/08/19	1,650,000	1,651,298
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	900,000	884,432
Total System Services Inc 3.800% due 04/01/21	1,000,000	1,032,289
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	850,000	809,625

		42,125,678

Energy - 4.7%

BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	1,500,000	1,489,521
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,000,000	1,005,081
Energy Transfer Partners LP 2.500% due 06/15/18	1,500,000	1,505,794
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,768,188
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	1,005,405
Kinder Morgan Inc 3.050% due 12/01/19	850,000	862,369
Nabors Industries Inc 5.500% due 01/15/23 ~	300,000	313,125
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	1,000,000	1,080,000
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	2,500,000	2,475,067
TransCanada PipeLines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,502,415

		13,006,965

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Financial - 25.9%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	$1,350,000	$1,378,687
3.950% due 02/01/22	600,000	606,750
Air Lease Corp
2.125% due 01/15/18	1,000,000	1,001,961
3.375% due 01/15/19	1,500,000	1,525,836
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,511,250
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,577,343
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,591,902
Bank of America Corp 2.061% due 10/21/22 §	5,500,000	5,599,050
Capital One NA 2.350% due 08/17/18	1,650,000	1,659,826
Citigroup Inc 2.361% due 09/01/23 §	4,500,000	4,593,105
Citizens Bank NA 2.550% due 05/13/21	1,000,000	994,008
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21	1,500,000	1,509,683
Crown Castle International Corp REIT 2.250% due 09/01/21	2,000,000	1,935,200
HSBC Holdings PLC (United Kingdom) 2.499% due 01/05/22 §	2,000,000	2,038,702
International Lease Finance Corp 3.875% due 04/15/18	500,000	510,625
JPMorgan Chase & Co
2.092% due 10/29/20 §	3,000,000	3,055,947
2.112% due 10/24/23 §	1,500,000	1,531,369
Mitsubishi UFJ Financial Group Inc (Japan)
2.017% due 09/13/21 §	2,000,000	2,004,232
2.811% due 03/01/21 §	3,000,000	3,106,029
Morgan Stanley
2.125% due 04/25/18	1,500,000	1,506,247
2.282% due 10/24/23 §	1,500,000	1,517,897
2.450% due 02/01/19	2,000,000	2,014,024
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,000,000	918,111
PNC Bank NA 1.800% due 11/05/18	2,000,000	2,003,768
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	501,588
State Street Corp 1.809% due 08/18/20 §	1,000,000	1,013,907
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,026,270
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,001,728
The Goldman Sachs Group Inc
2.042% due 04/23/20 §	3,500,000	3,535,091
2.241% due 11/15/21 §	2,000,000	2,011,924
2.875% due 02/25/21	1,000,000	1,004,762
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,475,314
Trinity Acquisition PLC 3.500% due 09/15/21	550,000	555,452
Voya Financial Inc 2.900% due 02/15/18	1,525,000	1,544,125
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	2,500,000	2,501,900
Wells Fargo & Co
2.500% due 03/04/21	3,000,000	2,977,023
2.550% due 12/07/20	2,000,000	2,001,812

		71,842,448

	Principal Amount	Value
Industrial - 3.1%

Ardagh Packaging Finance PLC (Ireland) 3.963% due 12/15/19 § ~	$1,000,000	$1,017,500
Fortive Corp 1.800% due 06/15/19 ~	1,000,000	994,112
Harris Corp 1.999% due 04/27/18	1,000,000	1,000,790
Lockheed Martin Corp 2.500% due 11/23/20	2,650,000	2,672,740
Masco Corp 3.500% due 04/01/21	2,000,000	2,015,000
Owens Corning 9.000% due 06/15/19	83,000	94,653
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	800,000	770,251

		8,565,046

Technology - 3.7%

Activision Blizzard Inc 2.300% due 09/15/21 ~	750,000	732,002
Diamond 1 Finance Corp 3.480% due 06/01/19 ~	2,500,000	2,552,838
Fidelity National Information Services Inc
2.250% due 08/15/21	1,900,000	1,852,842
2.850% due 10/15/18	2,150,000	2,187,926
Hewlett Packard Enterprise Co 2.929% due 10/05/18 § ~	3,000,000	3,066,261

		10,391,869

Utilities - 3.7%

AES Corp 3.931% due 06/01/19 §	164,000	164,410
Ameren Corp 2.700% due 11/15/20	1,400,000	1,407,696
Emera US Finance LP (Canada) 2.150% due 06/15/19 ~	2,000,000	1,997,032
Exelon Corp 1.550% due 06/09/17	3,150,000	3,144,547
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	1,650,000	1,645,195
The Southern Co 1.850% due 07/01/19	1,800,000	1,794,739

		10,153,619

Total Corporate Bonds & Notes (Cost $195,201,954)		196,112,997

SENIOR LOAN NOTES - 15.2%

Basic Materials - 0.7%

Ineos US Finance LLC 4.250% due 03/31/22 §	994,934	1,005,782
PQ Corp Tranche B-1 due 11/04/22 ¥	1,000,000	1,015,000

		2,020,782

Communications - 0.5%

CSC Holdings LLC 3.876% due 10/11/24 §	986,842	999,024
Zayo Group LLC 3.750% due 05/06/21 §	500,000	505,313

		1,504,337

Consumer, Cyclical - 6.4%

Beacon Roofing Supply Inc 3.713% due 10/01/22 §	1,488,722	1,503,145
Dollar Tree Inc Term B-3 3.250% due 07/06/22 §	94,937	95,926
HD Supply Inc Term B-1 3.748% due 08/13/21 §	1,985,025	1,998,176

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B-1 3.500% due 10/26/20 §	$46,525	$46,971
Term B-2
3.256% due 10/25/23 §	2,622,564	2,656,049
Las Vegas Sands LLC 3.020% due 12/19/20 §	1,943,653	1,955,801
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	984,893	994,537
Nexeo Solutions LLC 5.250% due 06/09/23 §	995,000	1,004,950
NPC International Inc 4.750% due 12/28/18 §	1,496,708	1,503,256
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	1,984,924	1,994,736
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	1,875,000	1,886,426
Seminole Tribe of Florida 3.248% due 04/29/20 §	737,500	740,842
UNIVAR USA 4.250% due 06/24/22 §	1,320,802	1,331,770

		17,712,585

Consumer, Non-Cyclical - 0.8%

Albertson’s LLC Term B-4 3.770% due 08/25/21 §	603,020	610,998
US Foods Inc 3.770% due 06/27/23 §	1,492,500	1,508,758

		2,119,756

Energy - 0.5%

EP Energy LLC 9.750% due 06/30/21 §	1,000,000	1,048,750
Fieldwood Energy LLC due 08/31/20 ¥	250,000	240,000

		1,288,750

Financial - 1.9%

DTZ Worldwide Ltd 4.250% due 11/04/21 §	994,950	1,000,028
Lightstone Generation LLC
due 11/28/23 ¥	65,217	66,196
due 12/15/23 ¥	684,783	695,054
MGM Growth Properties Operating Partnership LP Term B 3.520% due 04/25/23 §	1,488,750	1,502,009
USI Inc 4.250% due 12/27/19 §	992,308	997,476
WaveDivision Holdings LLC 4.000% due 10/15/19 §	997,421	1,004,278

		5,265,041

Industrial - 2.3%

Ardagh Holdings USA Inc 4.000% due 12/17/21 § ¥	1,496,250	1,515,187
Berry Plastics Corp Term H 3.750% due 10/01/22 §	1,388,171	1,402,573
BWay Intermediate Co Inc 4.750% due 08/14/23 §	704,964	708,841
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	2,739,208	2,772,514

		6,399,115

Technology - 0.8%

Avago Technologies Cayman Ltd Term B-3 (Singapore) 3.704% due 02/01/23 §	1,009,542	1,025,001
First Data Corp 3.756% due 03/24/21 §	494,041	499,496

	Principal Amount	Value
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	$465,991	$466,962
Sensata Technologies BV (Netherlands) 3.021% due 10/14/21 §	391,736	394,888

		2,386,347

Utilities - 1.3%

Calpine Corp 2.520% due 11/30/17 §	1,000,000	1,001,875
Talen Energy Supply LLC due 10/18/23 ¥	1,000,000	1,011,406
Tex Operations Co LLC
5.000% due 08/04/23 §	1,221,429	1,232,879
Term C
5.000% due 08/04/23 §	278,571	282,338

		3,528,498

Total Senior Loan Notes (Cost $41,934,859)		42,225,211

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligation - Commercial - 0.1%

Hyatt Hotel Portfolio Trust 2.804% due 11/15/29 § ~	250,000	250,732

Total Mortgage-Backed Securities (Cost $250,000)		250,732

ASSET-BACKED SECURITIES - 8.4%

AmeriCredit Automobile Receivables Trust
1.370% due 11/08/19	2,500,000	2,501,585
1.530% due 07/08/21	1,250,000	1,241,816
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	250,000	247,552
2.060% due 10/22/18	400,000	400,963
2.110% due 03/22/21	250,000	248,321
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.986% due 07/27/26 § ~	500,000	500,574
Ford Credit Auto Owner Trust 2.140% due 10/15/22	2,000,000	1,987,006
Madison Park Funding VIII Ltd (Cayman) 3.082% due 04/22/22 § ~	500,000	500,129
Navient Student Loan Trust
1.066% due 03/27/23 §	648,560	648,429
1.176% due 08/27/29 §	630,000	627,782
Nelnet Student Loan Trust
0.982% due 01/25/30 §	779,641	775,655
1.000% due 05/27/25 §	700,000	677,545
1.356% due 10/27/36 § ~	422,924	413,853
1.556% due 12/26/33 § ~	343,735	338,607
1.606% due 02/25/48 § ~	1,268,445	1,271,894
Race Point VI CLO Ltd (Cayman) 3.080% due 05/24/23 § ~	500,000	503,351
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	650,000	650,633
2.660% due 11/15/21	500,000	501,508
SLC Student Loan Trust
1.800% due 11/25/42 §	632,593	634,004
2.563% due 12/15/32 §	582,328	590,484
SLM Private Credit Student Loan Trust 1.513% due 12/16/30 §	213,943	209,339
SLM Private Education Loan Trust 2.950% due 02/15/46 ~	819,394	827,035
SLM Student Loan Trust
1.002% due 01/25/27 §	1,511,521	1,496,432
1.356% due 11/25/27 §	939,232	936,691
1.432% due 04/27/26 § ~	750,000	747,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
SMB Private Education Loan Trust
2.154% due 02/17/32 § ~	$700,000	$717,670
2.340% due 09/15/34 ~	1,500,000	1,475,159
2.700% due 05/15/31 ~	1,000,000	993,009
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	497,336
Verizon Owner Trust 1.420% due 01/20/21 ~	250,000	248,511

Total Asset-Backed Securities (Cost $23,404,630)		23,410,029

U.S. TREASURY OBLIGATIONS - 0.7%

U.S. Treasury Notes - 0.7%

0.750% due 02/15/19	2,000,000	1,979,880

Total U.S. Treasury Obligations (Cost $1,980,313)		1,979,880

FOREIGN GOVERNMENT BONDS & NOTES - 0.2%

Export-Import Bank of Korea (South Korea) 1.631% due 01/17/17 §	500,000	500,055

Total Foreign Government Bonds & Notes (Cost $500,000)		500,055

	Shares	Value
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio	15,722,011	$15,722,011

Total Short-Term Investment (Cost $15,722,011)		15,722,011

TOTAL INVESTMENTS - 101.0% (Cost $278,993,767)		280,200,915

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(2,780,934)

NET ASSETS - 100.0%		$277,419,981

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$196,112,997	$—	$196,112,997	$—
	Senior Loan Notes	42,225,211	—	42,225,211	—
	Mortgage-Backed Securities	250,732	—	250,732	—
	Asset-Backed Securities	23,410,029	—	23,410,029	—
	U.S. Treasury Obligations	1,979,880	—	1,979,880	—
	Foreign Government Bonds & Notes	500,055	—	500,055	—
	Short-Term Investment	15,722,011	15,722,011	—	—

	Total	$280,200,915	$15,722,011	$264,478,904	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 61.0%

Basic Materials - 1.0%

CF Industries Inc 4.500% due 12/01/26 ~	$1,700,000	$1,671,807
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	4,250,000	4,282,920
Tronox Finance LLC 6.375% due 08/15/20	1,500,000	1,410,000

		7,364,727

Communications - 2.6%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,825,000	1,866,062
AT&T Inc 4.750% due 05/15/46	2,400,000	2,278,210
Charter Communications Operating LLC 6.384% due 10/23/35	3,500,000	4,002,075
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	4,400,000	4,419,228
Verizon Communications Inc
2.625% due 08/15/26	1,850,000	1,703,979
3.500% due 11/01/24	1,530,000	1,525,789
5.150% due 09/15/23	3,000,000	3,318,504

		19,113,847

Consumer, Cyclical - 14.1%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,713,043	4,854,199
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,756,601	1,847,724
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,200,000	1,193,250
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,987,749	4,993,983
3.600% due 03/22/29	3,026,675	3,011,541
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,371,976	1,339,391
4.375% due 04/01/24	780,296	779,320
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,556,882	3,788,080
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	3,188,928	3,314,416
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,706,250
Cedar Fair LP 5.250% due 03/15/21	2,000,000	2,066,016
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,965,200	3,035,623
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	4,783,431	5,004,664
4.950% due 11/23/20	871,203	914,109
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,533,244	1,584,991
Dollar General Corp 4.150% due 11/01/25	3,500,000	3,602,931
Ford Motor Credit Co LLC
2.021% due 05/03/19	2,800,000	2,774,758
4.250% due 09/20/22	6,500,000	6,698,081
General Motors Co 5.200% due 04/01/45	3,000,000	2,897,007
General Motors Financial Co Inc 4.375% due 09/25/21	5,000,000	5,187,360
GLP Capital LP 4.375% due 04/15/21	2,450,000	2,548,000
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	2,168,190	2,216,974

	Principal Amount	Value
Lennar Corp 4.500% due 06/15/19	$3,000,000	$3,112,500
MGM Resorts International 6.750% due 10/01/20	2,000,000	2,230,000
NCL Corp Ltd 4.625% due 11/15/20 ~	2,000,000	2,045,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	3,500,000	3,578,750
Newell Brands Inc 3.850% due 04/01/23	3,500,000	3,631,708
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	2,000,000	2,054,262
O’Reilly Automotive Inc 3.550% due 03/15/26	1,630,000	1,620,192
PulteGroup Inc 4.250% due 03/01/21	1,000,000	1,027,500
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	2,876,202
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,556,875
Toll Brothers Finance Corp
4.375% due 04/15/23	2,000,000	2,002,500
4.875% due 11/15/25	1,650,000	1,625,250
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	4,777,760	4,783,733
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,867,150	3,042,762
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	1,812,836	1,896,680

		104,442,582

Consumer, Non-Cyclical - 7.1%

Abbott Laboratories 4.900% due 11/30/46	1,500,000	1,542,544
Actavis Funding SCS 3.450% due 03/15/22	3,500,000	3,553,119
Aetna Inc 4.250% due 06/15/36	2,750,000	2,761,767
Amgen Inc 4.400% due 05/01/45	2,150,000	2,067,412
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	9,000,000	9,139,788
Biogen Inc 5.200% due 09/15/45	2,800,000	3,012,442
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,860,000
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	4,300,000	4,415,025
Reynolds American Inc 4.450% due 06/12/25	2,750,000	2,904,822
S&P Global Inc 4.400% due 02/15/26	2,000,000	2,116,758
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	3,500,000	3,327,723
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.150% due 10/01/26	3,000,000	2,767,314
The ADT Corp 6.250% due 10/15/21	3,875,000	4,223,750
United Rentals North America Inc 4.625% due 07/15/23	3,000,000	3,071,250
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	2,500,000	2,381,250
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	2,923,350

		52,068,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Energy - 4.8%

Anadarko Petroleum Corp 4.500% due 07/15/44	$3,000,000	$2,824,086
Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,559,239
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,020,975
Enbridge Inc (Canada)
4.250% due 12/01/26	3,000,000	3,073,305
5.500% due 12/01/46	1,400,000	1,507,577
Energy Transfer Partners LP 4.050% due 03/15/25	2,500,000	2,475,922
EQT Midstream Partners LP 4.125% due 12/01/26	3,700,000	3,608,514
Exxon Mobil Corp 4.114% due 03/01/46	2,000,000	2,049,444
Hess Corp 4.300% due 04/01/27	900,000	896,376
Kinder Morgan Energy Partners LP
4.250% due 09/01/24	1,500,000	1,535,634
5.000% due 08/15/42	2,500,000	2,393,537
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	2,000,000	2,007,726
Nabors Industries Inc 5.500% due 01/15/23 ~	900,000	939,375
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	2,000,000	2,160,000
Range Resources Corp 5.000% due 03/15/23 ~	2,500,000	2,481,250
Sabine Pass Liquefaction LLC 5.000% due 03/15/27 ~	2,100,000	2,126,250
Western Gas Partners LP 4.650% due 07/01/26	2,500,000	2,589,808

		35,249,018

Financial - 23.3%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	2,150,000	2,195,688
3.950% due 02/01/22	1,750,000	1,769,688
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,678,255
4.250% due 09/15/24	3,000,000	3,048,414
Ally Financial Inc 4.125% due 02/13/22	3,000,000	2,981,250
American Tower Corp REIT
3.500% due 01/31/23	2,000,000	2,006,680
5.000% due 02/15/24	2,000,000	2,154,200
Aon PLC 3.875% due 12/15/25	2,000,000	2,039,578
Ares Capital Corp 4.875% due 11/30/18	4,000,000	4,147,044
AvalonBay Communities Inc REIT 3.900% due 10/15/46	1,150,000	1,068,051
Bank of America Corp
3.500% due 04/19/26	1,350,000	1,332,713
4.183% due 11/25/27	2,350,000	2,353,003
4.200% due 08/26/24	5,000,000	5,095,755
4.250% due 10/22/26	3,500,000	3,544,272
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,011,478
CC Holdings GS V LLC REIT 3.849% due 04/15/23	3,350,000	3,405,459
Citigroup Inc
2.361% due 09/01/23 §	4,500,000	4,593,105
3.400% due 05/01/26	2,000,000	1,944,356
4.400% due 06/10/25	3,000,000	3,070,599
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,486,028

	Principal Amount	Value
Crown Castle International Corp REIT 3.400% due 02/15/21	$1,850,000	$1,877,543
Discover Bank 3.450% due 07/27/26	1,500,000	1,449,201
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,595,896
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22	2,700,000	2,641,181
International Lease Finance Corp 7.125% due 09/01/18 ~	4,000,000	4,320,000
JPMorgan Chase & Co
2.972% due 01/15/23	4,000,000	3,985,204
3.875% due 09/10/24	5,500,000	5,567,579
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,037,050
Kimco Realty Corp REIT 2.800% due 10/01/26	3,200,000	2,979,862
Marsh & McLennan Cos Inc 3.300% due 03/14/23	3,900,000	3,964,919
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,825,288
Morgan Stanley
2.282% due 10/24/23 §	3,000,000	3,035,793
2.500% due 04/21/21	2,650,000	2,621,571
5.000% due 11/24/25	4,500,000	4,809,623
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	5,100,000	5,081,987
Principal Financial Group Inc 4.300% due 11/15/46	1,800,000	1,767,278
Principal Life Global Funding II 3.000% due 04/18/26 ~	2,450,000	2,380,932
SunTrust Bank 3.300% due 05/15/26	2,600,000	2,510,851
The Goldman Sachs Group Inc
2.241% due 11/15/21 §	3,250,000	3,269,377
2.350% due 11/15/21	5,500,000	5,344,455
2.875% due 02/25/21	3,000,000	3,014,286
3.500% due 11/16/26	4,500,000	4,416,845
4.250% due 10/21/25	3,500,000	3,557,190
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	2,879,885
Trinity Acquisition PLC 4.400% due 03/15/26	1,650,000	1,671,046
UDR Inc 2.950% due 09/01/26	3,000,000	2,807,664
US Bancorp 3.100% due 04/27/26	2,325,000	2,262,934
Ventas Realty LP REIT
3.250% due 10/15/26	2,000,000	1,898,620
3.500% due 02/01/25	4,450,000	4,383,197
Visa Inc 4.300% due 12/14/45	3,000,000	3,167,907
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,000,000	4,044,860
Wells Fargo & Co
4.400% due 06/14/46	3,750,000	3,590,449
4.750% due 12/07/46	2,550,000	2,580,014
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,067,404

		172,333,507

Industrial - 3.4%

Louisiana-Pacific Corp 4.875% due 09/15/24	1,750,000	1,701,875
Masco Corp
3.500% due 04/01/21	3,385,000	3,410,388
4.375% due 04/01/26	1,925,000	1,967,485
Owens Corning
4.200% due 12/15/22	3,500,000	3,635,531
4.200% due 12/01/24	1,750,000	1,793,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	$2,500,000	$2,565,625
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	5,850,000	5,600,234
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	2,000,000	1,925,628
Xylem Inc
3.250% due 11/01/26	1,250,000	1,214,494
4.375% due 11/01/46	1,500,000	1,480,680

		25,295,414

Technology - 1.4%

Activision Blizzard Inc 3.400% due 09/15/26 ~	2,000,000	1,899,292
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	2,000,000	2,042,270
6.020% due 06/15/26 ~	2,400,000	2,601,154
Hewlett Packard Enterprise Co 4.900% due 10/15/25	3,000,000	3,087,885
Quintiles IMS Inc 4.875% due 05/15/23 ~	500,000	510,000

		10,140,601

Utilities - 3.3%

Calpine Corp 7.875% due 01/15/23 ~	1,700,000	1,778,625
Duke Energy Corp 3.750% due 09/01/46	1,300,000	1,172,791
Emera US Finance LP (Canada) 4.750% due 06/15/46 ~	2,500,000	2,526,103
Entergy Corp 2.950% due 09/01/26	3,000,000	2,807,889
Exelon Corp 5.100% due 06/15/45	4,000,000	4,260,160
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,790,066
NRG Energy Inc 6.625% due 03/15/23	2,500,000	2,518,750
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,555,000
The Southern Co 3.250% due 07/01/26	3,300,000	3,213,408

		24,622,792

Total Corporate Bonds & Notes (Cost $448,895,035)		450,630,802

SENIOR LOAN NOTES - 18.2%

Basic Materials - 0.7%

Ineos US Finance LLC 4.250% due 03/31/22 §	1,989,868	2,011,564
PQ Corp Tranche B-1 due 11/04/22 ¥	3,000,000	3,045,000

		5,056,564

Communications - 2.2%

Altice US Finance I Corp 3.882% due 01/15/25 §	2,961,779	3,000,652
Charter Communications Operating LLC Term H-1 2.755% due 01/15/22 §	1,191,000	1,198,444
CSC Holdings LLC 3.876% due 10/11/24 §	986,842	999,024
Level 3 Financing Inc
Tranche B 4.000% due 01/15/20 §	2,500,000	2,537,110
Tranche B-III 4.000% due 08/01/19 §	2,500,000	2,530,313

	Principal Amount	Value
UPC Financing Partnership 4.080% due 08/31/24 §	$2,000,000	$2,022,750
Zayo Group LLC 3.750% due 05/06/21 §	3,771,056	3,811,123

		16,099,416

Consumer, Cyclical - 5.7%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,901,110	1,923,923
ClubCorp Club Operations Inc Term B 4.000% due 12/15/22 §	3,224,033	3,262,989
Dollar Tree Inc Term B-3 3.250% due 07/06/22 §	854,430	863,331
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	1,935,253	1,919,529
HD Supply Inc Term B-1 3.748% due 08/13/21 §	3,476,288	3,499,318
Hilton Worldwide Finance LLC Term B-1 3.500% due 10/26/20 §	140,414	141,760
Term B-2
3.256% due 10/25/23 §	3,899,092	3,948,876
Las Vegas Sands LLC 3.020% due 12/19/20 §	4,874,872	4,905,340
Michaels Stores Inc Term B-1 3.750% due 01/30/23 §	1,628,806	1,647,421
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	3,363,805	3,396,743
Nexeo Solutions LLC 5.250% due 06/09/23 §	1,990,000	2,009,900
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	3,940,000	3,959,475
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	4,250,000	4,275,900
Seminole Tribe of Florida 3.248% due 04/29/20 §	2,615,097	2,626,946
Univar USA 4.250% due 06/24/22 §	3,973,599	4,006,596

		42,388,047

Consumer, Non-Cyclical - 1.6%

Albertson’s LLC Term B-4 3.770% due 08/25/21 §	2,565,129	2,599,065
CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	2,844,904	2,757,016
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	3,231,098	3,267,448
US Foods Inc 3.770% due 06/27/23 §	3,482,500	3,520,435

		12,143,964

Energy - 0.4%

EP Energy LLC 9.750% due 06/30/21 §	2,000,000	2,097,500
Fieldwood Energy LLC due 08/31/20 ¥	500,000	480,000

		2,577,500

Financial - 1.7%

DTZ Worldwide Ltd 4.250% due 11/04/21 §	2,984,848	3,000,083
HUB International Ltd 4.000% due 10/02/20 §	3,902,660	3,927,660
Lightstone Generation LLC
due 11/28/23 ¥	130,435	132,391
due 12/15/23 ¥	1,369,565	1,390,109
Realogy Corp Term B (1st Lien) 3.770% due 07/20/22 §	855,078	869,508
WaveDivision Holdings LLC 4.000% due 10/15/19 §	3,485,842	3,509,807

		12,829,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Industrial - 2.5%

Ardagh Holdings USA Inc (Ireland) 4.000% due 12/17/21 § ¥	$4,784,370	$4,844,921
BWay Intermediate Co Inc 4.750% due 08/14/23 §	2,199,582	2,211,680
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	5,565,286	5,632,955
TransDigm Inc
Tranche D
3.983% due 06/04/21 §	3,919,898	3,951,747
Tranche E
3.845% due 05/14/22 §	1,966,683	1,982,815

		18,624,118

Technology - 2.4%

Avago Technologies Cayman Ltd Term B-3 (Singapore) 3.704% due 02/01/23 §	2,014,024	2,044,865
First Data Corp
3.756% due 03/24/21 §	494,041	499,496
3.756% due 07/08/22 §	3,265,337	3,305,337
NXP BV Tranche F (Netherlands) 3.270% due 12/07/20 §	2,477,191	2,493,449
On Semiconductor Corp 4.020% due 03/31/23 §	2,805,469	2,842,484
Sensata Technologies BV (Netherlands) 3.021% due 10/14/21 §	1,167,294	1,176,687
Solera LLC 5.750% due 03/03/23 §	5,210,625	5,289,144

		17,651,462

Utilities - 1.0%

Calpine Corp 2.520% due 11/30/17 §	1,250,000	1,252,344
Talen Energy Supply LLC due 12/06/23 ¥	3,000,000	3,034,218
TEX Operations Co LLC
5.000% due 08/04/23 §	2,442,857	2,465,759
Term C
5.000% due 08/04/23 §	557,143	564,675

		7,316,996

Total Senior Loan Notes (Cost $133,616,559)		134,687,625

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligation - Commercial - 0.2%

Hyatt Hotel Portfolio Trust 2.804% due 11/15/29 § ~	1,550,000	1,554,539

Total Mortgage-Backed Securities (Cost $1,550,000)		1,554,539

ASSET-BACKED SECURITIES - 5.6%

Capital Auto Receivables Asset Trust
1.630% due 01/20/21	600,000	594,125
1.690% due 03/20/21	1,250,000	1,239,612
2.060% due 10/22/18	970,000	972,335
2.110% due 03/22/21	600,000	595,969
Carlyle Global Market Strategies CLO Ltd (Cayman)
2.986% due 07/27/26 § ~	1,500,000	1,501,722
4.036% due 07/27/26 § ~	1,500,000	1,501,973
Chase Issuance Trust 1.370% due 06/15/21	4,750,000	4,704,975
CNH Equipment Trust 1.440% due 12/15/21	1,630,000	1,614,151
Ford Credit Auto Owner Trust 1.730% due 03/15/22	850,000	839,033

	Principal Amount	Value
Hyundai Auto Receivables Trust 1.450% due 11/15/22	$1,000,000	$983,483
Madison Park Funding VIII Ltd (Cayman) 3.082% due 04/22/22 § ~	2,500,000	2,500,643
Navient Private Education Loan Trust 1.404% due 09/16/24 § ~	1,864,961	1,865,250
Navient Student Loan Trust
1.236% due 03/25/66 § ~	3,224,897	3,227,367
1.356% due 06/25/65 § ~	1,284,019	1,287,942
Race Point VI CLO Ltd (Cayman)
3.080% due 05/24/23 § ~	1,500,000	1,510,052
4.040% due 05/24/23 § ~	1,500,000	1,509,362
Santander Drive Auto Receivables Trust
1.890% due 06/15/21	3,000,000	2,984,201
2.080% due 02/16/21	700,000	700,682
2.660% due 11/15/21	1,000,000	1,003,015
SLM Student Loan Trust
1.356% due 11/25/27 §	1,252,310	1,248,922
2.382% due 04/25/23 §	706,027	707,610
SMB Private Education Loan Trust
2.154% due 02/17/32 § ~	1,850,000	1,896,700
2.340% due 09/15/34 ~	2,500,000	2,458,598
2.700% due 05/15/31 ~	2,500,000	2,482,522
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	1,000,000	994,672
Verizon Owner Trust 1.420% due 01/20/21 ~	600,000	596,425

Total Asset-Backed Securities (Cost $41,616,863)		41,521,341

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.875% due 09/18/18	5,500,000	5,563,602
Freddie Mac 1.250% due 10/02/19	5,500,000	5,467,413

Total U.S. Government Agency Issues (Cost $11,038,276)		11,031,015

U.S. TREASURY OBLIGATIONS - 9.0%

U.S. Treasury Bonds - 1.7%

2.250% due 08/15/46	6,000,000	5,032,266
2.500% due 05/15/46	5,000,000	4,432,550
2.875% due 08/15/45	3,000,000	2,880,864

		12,345,680

U.S. Treasury Notes - 7.3%

1.250% due 01/31/19	4,500,000	4,502,142
1.375% due 07/31/18	2,500,000	2,511,175
1.375% due 09/30/18	9,000,000	9,033,669
1.500% due 10/31/19	4,000,000	4,008,432
1.500% due 08/15/26	2,000,000	1,836,558
1.625% due 07/31/20	5,500,000	5,493,400
1.625% due 05/15/26	5,000,000	4,656,050
1.750% due 09/30/22	3,000,000	2,940,351
1.875% due 10/31/22	3,000,000	2,957,304
2.000% due 10/31/21	4,000,000	4,008,336
2.000% due 08/15/25	4,500,000	4,353,611
2.125% due 12/31/21	5,500,000	5,542,312
2.125% due 12/31/22	2,000,000	1,996,950

		53,840,290

Total U.S. Treasury Obligations (Cost $68,261,297)		66,185,970

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 2.4%

Chile Government (Chile) 2.250% due 10/30/22	$5,000,000	$4,839,000
Export-Inport Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,890,128
Mexico Government (Mexico)
3.500% due 01/21/21	3,000,000	3,055,500
3.625% due 03/15/22	2,000,000	2,009,000
4.350% due 01/15/47	2,000,000	1,720,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,982,909

Total Foreign Government Bonds & Notes (Cost $17,702,221)		17,496,537

	Shares	Value
SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	23,987,918	$23,987,918

Total Short-Term Investment (Cost $23,987,918)		23,987,918

TOTAL INVESTMENTS - 101.1% (Cost $746,668,169)		747,095,747

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(7,990,761)

NET ASSETS - 100.0%		$739,104,986

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$450,630,802	$—	$450,630,802	$—
	Senior Loan Notes	134,687,625	—	134,687,625	—
	Mortgage-Backed Securities	1,554,539	—	1,554,539	—
	Asset-Backed Securities	41,521,341	—	41,521,341	—
	U.S. Government Agency Issues	11,031,015	—	11,031,015	—
	U.S. Treasury Obligations	66,185,970	—	66,185,970	—
	Foreign Government Bonds & Notes	17,496,537	—	17,496,537	—
	Short-Term Investment	23,987,918	23,987,918	—	—

	Total	$747,095,747	$23,987,918	$723,107,829	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.1%

Consumer, Cyclical - 1.3%

CalAtlantic Group Inc	10,114	$343,977
Cedar Fair LP	7,400	475,080
Las Vegas Sands Corp	9,365	500,185
Lennar Corp ‘A’	12,495	536,410
MGM Resorts International *	21,760	627,341
Mohawk Industries Inc *	3,600	718,848
Six Flags Entertainment Corp	9,167	549,653

		3,751,494

Energy - 0.1%

Sunoco LP	8,860	238,245

Financial - 0.2%

Bank of America Corp	24,130	533,273

Industrial - 0.4%

Allegion PLC	10,800	691,200
Owens-Illinois Inc *	30,000	522,300

		1,213,500

Utilities - 0.1%

NRG Energy Inc	17,400	213,324

Total Common Stocks (Cost $5,533,392)		5,949,836

CLOSED-END MUTUAL FUNDS - 0.7%

Eaton Vance Senior Income Trust	158,421	1,058,252
Invesco Senior Income Trust	205,430	953,195

Total Closed-End Mutual Funds (Cost $2,012,980)		2,011,447

	Principal Amount
CORPORATE BONDS & NOTES - 74.3%

Basic Materials - 3.8%

ArcelorMittal (Luxembourg)
7.750% due 03/01/41	$1,000,000	1,070,000
8.000% due 10/15/39	250,000	275,585
Constellium NV (Netherlands)
7.875% due 04/01/21 ~	250,000	269,687
8.000% due 01/15/23 ~	1,250,000	1,306,250
Freeport-McMoRan Inc 3.550% due 03/01/22	500,000	467,500
4.000% due 11/14/21	1,000,000	980,000
Glencore Funding LLC (Switzerland)
4.125% due 05/30/23 ~	1,750,000	1,763,555
4.250% due 10/25/22 ~	1,400,000	1,433,333
Hexion Inc
6.625% due 04/15/20	600,000	534,000
8.875% due 02/01/18	500,000	500,000
Teck Resources Ltd (Canada)
3.750% due 02/01/23	1,825,000	1,731,469
8.000% due 06/01/21 ~	500,000	551,250

		10,882,629

	Principal Amount	Value
Communications - 4.7%

AT&T Inc 3.600% due 02/17/23	$1,000,000	$1,008,830
Charter Communications Operating LLC
3.579% due 07/23/20	1,800,000	1,836,637
6.384% due 10/23/35	500,000	571,725
CSC Holdings LLC
6.625% due 10/15/25 ~	200,000	219,000
10.125% due 01/15/23 ~	400,000	463,000
10.875% due 10/15/25 ~	1,400,000	1,669,500
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,119,000	1,155,368
Lamar Media Corp 5.750% due 02/01/26	750,000	792,188
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,353,625
5.875% due 03/15/25	300,000	315,375
Sprint Communications Inc 6.000% due 11/15/22	350,000	353,500
Sprint Corp
7.250% due 09/15/21	1,750,000	1,863,750
7.625% due 02/15/25	500,000	526,875
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	200,000	200,874
Time Warner Inc 3.800% due 02/15/27	1,250,000	1,241,604

		13,571,851

Consumer, Cyclical - 16.2%

99 Cents Only Stores LLC 11.000% due 12/15/19	500,000	346,250
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	978,206	945,192
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	748,125
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,495,439	1,527,217
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,495,197	1,534,446
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	929,250
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	1,081,600
7.250% due 02/01/23	400,000	408,000
7.500% due 09/15/21	650,000	669,500
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	950,546	987,951
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	245,889	255,725
11.250% due 06/01/17 Ω	98,393	100,607
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	631,500
11.000% due 10/01/21	100,000	109,750
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	449,237
6.625% due 05/01/20	750,000	825,938
8.375% due 01/15/21	500,000	585,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	811,875
CEC Entertainment Inc 8.000% due 02/15/22	500,000	512,500
Cedar Fair LP
5.250% due 03/15/21	1,050,000	1,084,658
5.375% due 06/01/24	250,000	258,750
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,875,000	1,996,875
Dollar Tree Inc 5.750% due 03/01/23	1,500,000	1,595,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Ford Motor Co 4.346% due 12/08/26	$250,000	$252,758
Ford Motor Credit Co LLC
4.250% due 09/20/22	1,250,000	1,288,092
4.389% due 01/08/26	1,500,000	1,520,969
General Motors Financial Co Inc
3.200% due 07/13/20	1,550,000	1,554,844
4.375% due 09/25/21	1,500,000	1,556,208
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	1,200,000	1,252,500
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	1,200,000	1,215,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	950,000	919,125
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	1,000,000	1,015,000
10.250% due 11/15/22 ~	600,000	612,000
Landry’s Inc 6.750% due 10/15/24 ~	425,000	432,437
Lennar Corp
4.750% due 11/15/22	1,000,000	1,030,000
4.750% due 05/30/25	1,225,000	1,200,500
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,282,250
7.750% due 03/15/22	500,000	576,250
Modular Space Corp 10.250% due 01/31/19 Ω ~	550,000	306,625
Mohawk Industries Inc 3.850% due 02/01/23	480,000	490,640
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	299,000
8.750% Cash or 9.500% PIK due 10/15/21 ~	400,000	285,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,150,000	1,175,875
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	400,000	402,500
NPC International Inc 10.500% due 01/15/20	400,000	413,000
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	892,500
PetSmart Inc 7.125% due 03/15/23 ~	1,250,000	1,278,125
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,313,946
Signet UK Finance PLC 4.700% due 06/15/24	1,150,000	1,102,544
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,789,813
The Men’s Wearhouse Inc 7.000% due 07/01/22	750,000	738,750
The Scotts Miracle-Gro Co 5.250% due 12/15/26 ~	50,000	50,125
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	452,113	462,851
4.750% due 10/11/23	129,129	129,290
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	349,503
5.625% due 03/01/21	1,250,000	1,370,776

		46,954,472

Consumer, Non-Cyclical - 9.8%

Abbott Laboratories 3.750% due 11/30/26	2,000,000	1,989,172
Aetna Inc 2.800% due 06/15/23	1,250,000	1,231,678
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,400,000	1,183,000
Albertson’s Cos LLC
5.750% due 03/15/25 ~	175,000	173,688
6.625% due 06/15/24 ~	325,000	339,625

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	$2,000,000	$2,031,064
CHS/Community Health Systems Inc
5.125% due 08/01/21	400,000	372,000
6.875% due 02/01/22	1,600,000	1,120,000
7.125% due 07/15/20	400,000	306,120
Gilead Sciences Inc 2.500% due 09/01/23	1,750,000	1,687,130
HCA Inc 5.875% due 03/15/22	1,500,000	1,620,000
Herc Rentals Inc 7.500% due 06/01/22 ~	1,350,000	1,429,313
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	100,000	105,240
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	536,250
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	700,000	746,410
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	500,000	508,750
7.250% due 06/01/21 ~	250,000	260,625
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	1,125,000	1,130,625
MEDNAX Inc 5.250% due 12/01/23 ~	900,000	929,250
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,100,000	1,200,375
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,584,448
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	1,750,000	1,690,745
Tenet Healthcare Corp
6.750% due 06/15/23	1,000,000	882,500
7.500% due 01/01/22 ~	125,000	130,625
The ADT Corp 6.250% due 10/15/21	1,300,000	1,417,000
TMS International Corp 7.625% due 10/15/21 ~	450,000	432,000
United Rentals North America Inc
4.625% due 07/15/23	1,000,000	1,023,750
5.500% due 05/15/27	600,000	596,250
5.750% due 11/15/24	150,000	158,250
Universal Health Services Inc
4.750% due 08/01/22 ~	300,000	305,250
5.000% due 06/01/26 ~	300,000	294,000
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	500,000	425,000
5.625% due 12/01/21 ~	850,000	663,000

		28,503,133

Energy - 8.5%

Anadarko Petroleum Corp 3.450% due 07/15/24	1,500,000	1,473,118
Callon Petroleum Co 6.125% due 10/01/24 ~	425,000	439,875
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25 ~	450,000	460,827
7.000% due 06/30/24 ~	200,000	217,500
Chesapeake Energy Corp 8.000% due 12/15/22 ~	675,000	731,869
Diamondback Energy Inc 5.375% due 05/31/25 ~	225,000	226,845
Enbridge Inc (Canada) 4.250% due 12/01/26	1,000,000	1,024,435
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,188,443
4.750% due 01/15/26	500,000	517,170
EP Energy LLC 8.000% due 11/29/24 ~	875,000	944,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Halcon Resources Corp 12.000% due 02/15/22 ~	$600,000	$657,000
Kinder Morgan Energy Partner LP 4.250% due 09/01/24	1,500,000	1,535,634
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	1,250,000	1,118,750
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	550,000	518,705
Parsley Energy LLC 5.375% due 01/15/25 ~	1,125,000	1,134,450
Precision Drilling Corp (Canada)
6.625% due 11/15/20	298,955	304,934
7.750% due 12/15/23 ~	500,000	530,000
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	150,000	161,250
5.625% due 03/01/25	2,525,000	2,711,219
Sanchez Energy Corp 7.750% due 06/15/21	950,000	971,375
SESI LLC 7.125% due 12/15/21	1,150,000	1,175,875
Sunoco Finance Corp
5.500% due 08/01/20	275,000	280,844
6.250% due 04/15/21	300,000	306,375
Targa Resources Partners LP
5.125% due 02/01/25 ~	1,050,000	1,046,062
5.375% due 02/01/27 ~	200,000	199,000
Tesoro Logistics LP 5.250% due 01/15/25	1,425,000	1,460,625
The Williams Cos Inc
3.700% due 01/15/23	1,250,000	1,212,500
4.550% due 06/24/24	650,000	648,375
Western Gas Partners LP 4.650% due 07/01/26	1,500,000	1,553,885

		24,751,677

Financial - 17.0%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	538,519	558,713
AerCap Ireland Capital Ltd (Netherlands)
3.950% due 02/01/22	750,000	758,438
5.000% due 10/01/21	250,000	263,438
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,802,871
4.250% due 09/15/24	1,000,000	1,016,138
American Tower Corp REIT
3.125% due 01/15/27	1,500,000	1,389,662
3.375% due 10/15/26	1,000,000	947,214
Aon PLC 3.875% due 12/15/25	1,100,000	1,121,768
Ares Capital Corp 4.875% due 11/30/18	800,000	829,409
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	500,000
Bank of America Corp
3.248% due 10/21/27	1,000,000	955,278
3.500% due 04/19/26	200,000	197,439
4.200% due 08/26/24	1,500,000	1,528,726
Citigroup Inc
3.400% due 05/01/26	2,000,000	1,944,356
4.400% due 06/10/25	1,500,000	1,535,300
Columbia Property Trust Operating Partnership LP REIT
3.650% due 08/15/26	750,000	712,659
4.150% due 04/01/25	850,000	846,607
Crown Castle International Corp REIT 3.700% due 06/15/26	1,500,000	1,473,080
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	1,300,000	1,296,750

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
2.499% due 01/05/22 §	$1,500,000	$1,529,027
2.650% due 01/05/22	1,000,000	978,215
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,101,125
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	485,000
7.375% due 04/01/20 ~	1,500,000	1,507,500
7.500% due 04/15/21 ~	500,000	496,875
JPMorgan Chase & Co
2.972% due 01/15/23	2,000,000	1,992,602
3.875% due 09/10/24	2,100,000	2,125,803
Kilroy Realty LP REIT 4.375% due 10/01/25	1,400,000	1,437,752
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26 ~	100,000	96,500
5.625% due 05/01/24 ~	275,000	288,750
Morgan Stanley 5.000% due 11/24/25	3,000,000	3,206,415
National Retail Properties Inc REIT
3.600% due 12/15/26	1,000,000	985,662
4.000% due 11/15/25	1,750,000	1,784,902
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,280,000	1,175,182
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	502,368
6.750% due 04/15/20	1,000,000	1,082,933
Starwood Property Trust Inc REIT 5.000% due 12/15/21 ~	475,000	482,552
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	1,943,438
3.750% due 02/25/26	1,300,000	1,304,478
4.250% due 10/21/25	1,000,000	1,016,340
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,150,000	1,217,620
Wells Fargo & Co 3.000% due 10/23/26	2,000,000	1,903,940

		49,322,825

Industrial - 10.1%

ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23 ~	1,400,000	1,387,750
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	500,000	510,000
7.250% due 05/15/24 ~	400,000	423,000
Berry Plastics Corp 6.000% due 10/15/22	1,025,000	1,089,062
BWAY Holding Co 9.125% due 08/15/21 ~	1,650,000	1,749,000
Cloud Crane LLC 10.125% due 08/01/24 ~	1,100,000	1,179,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	2,250,000	2,244,375
Louisiana-Pacific Corp 4.875% due 09/15/24	1,900,000	1,847,750
Manitowoc Foodservice Inc 9.500% due 02/15/24	750,000	868,125
Masco Corp
3.500% due 04/01/21	1,075,000	1,083,063
4.375% due 04/01/26	1,025,000	1,047,622
7.750% due 08/01/29	500,000	613,180
Novelis Corp 5.875% due 09/30/26 ~	2,175,000	2,202,188
Owens Corning
4.200% due 12/15/22	500,000	519,362
4.200% due 12/01/24	1,350,000	1,383,537
9.000% due 06/15/19	116,000	132,286
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	500,000	513,125
5.875% due 08/15/23 ~	1,100,000	1,148,812

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	$1,500,000	$1,516,812
3.300% due 04/01/21 ~	1,000,000	1,011,378
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	600,000	619,500
7.000% due 07/15/24 ~	25,000	26,609
Sealed Air Corp
4.875% due 12/01/22 ~	1,250,000	1,289,062
5.125% due 12/01/24 ~	100,000	103,250
TransDigm Inc 5.500% due 10/15/20	1,000,000	1,025,625
US Concrete Inc 6.375% due 06/01/24	1,275,000	1,351,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	1,000,000	1,045,000
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,275,000	1,431,188

		29,361,911

Technology - 2.9%

Diamond 1 Finance Corp
5.450% due 06/15/23 ~	1,000,000	1,061,065
5.875% due 06/15/21 ~	200,000	212,796
6.020% due 06/15/26 ~	250,000	270,953
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,400,000	1,442,000
Infor US Inc 6.500% due 05/15/22	250,000	261,250
Microsemi Corp 9.125% due 04/15/23 ~	750,000	877,500
Nuance Communications Inc 5.625% due 12/15/26 ~	700,000	690,025
NXP BV (Netherlands)
3.875% due 09/01/22 ~	750,000	761,250
4.625% due 06/01/23 ~	1,500,000	1,578,750
Quintiles IMS Inc 4.875% due 05/15/23 ~	1,250,000	1,275,000

		8,430,589

Utilities - 1.3%

Calpine Corp 5.875% due 01/15/24 ~	1,500,000	1,571,250
Dynegy Inc 7.625% due 11/01/24	800,000	742,000
GenOn Energy Inc 9.875% due 10/15/20	650,000	445,250
NRG Energy Inc 7.250% due 05/15/26 ~	375,000	375,000
Talen Energy Supply LLC 6.500% due 06/01/25	800,000	622,000

		3,755,500

Total Corporate Bonds & Notes (Cost $214,418,662)		215,534,587

SENIOR LOAN NOTES - 17.0%

Basic Materials - 0.3%

Ineos US Finance LLC 4.250% due 03/31/22 §	994,934	1,005,782

Communications - 0.8%

Altice US Finance I Corp 3.882% due 01/15/25 §	1,484,809	1,504,297
CSC Holdings LLC 3.876% due 10/11/24 §	657,895	666,016

		2,170,313

	Principal Amount	Value
Consumer, Cyclical - 5.9%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	$1,724,385	$1,745,077
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	1,974,759	1,967,353
HD Supply Inc Term B-1 3.748% due 08/13/21 §	1,995,000	2,008,217
Nexeo Solutions LLC 5.250% due 06/09/23 §	995,000	1,004,950
NPC International Inc 4.750% due 12/28/18 §	1,995,610	2,004,341
Petco Animal Supplies Inc Tranche B-1 5.000% due 01/26/23 §	2,989,975	3,016,759
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	1,974,937	1,984,699
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	976,162	854,142
Univar USA 4.250% due 06/24/22 § ¥	2,489,918	2,510,594

		17,096,132

Consumer, Non-Cyclical - 2.3%

Albertson’s LLC
Term B-4 3.770% due 08/25/21 §	424,662	430,280
Term B-6 4.061% due 06/22/23 §	241,928	245,751
CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	568,981	551,403
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	3,467,362	3,506,369
Reddy Ice Corp Term B (1st Lien) 6.754% due 05/01/19 §	579,931	567,849
The Brickman Group Ltd LLC
(1st Lien) 4.000% due 12/18/20 §	738,607	741,179
(2nd Lien) 7.500% due 12/17/21 §	750,000	754,687

		6,797,518

Financial - 1.4%

VF Holding Corp Term B-1 (1st Lien) due 06/30/23 ¥	1,995,000	2,004,664
WaveDivision Holdings LLC 4.000% due 10/15/19 §	1,994,842	2,008,556

		4,013,220

Industrial - 5.3%

Ardagh Holdings USA Inc 4.000% due 12/17/21 § ¥	1,496,250	1,515,187
BWay Intermediate Co Inc 4.750% due 08/14/23 § ¥	1,937,452	1,948,108
Gardner Denver Inc 4.558% due 07/30/20 §	994,859	986,154
Gates Global LLC 4.250% due 07/06/21 §	963,311	965,419
GYP Holdings III Corp (1st Lien) 4.500% due 04/01/21 §	1,220,042	1,233,768
Jeld-Wen Inc Term B-2 4.750% due 07/01/22 §	1,500,000	1,519,219
Ply Gem Industries Inc 4.000% due 02/01/21 §	892,436	899,966
Quikrete Holdings Inc (1st Lien) due 11/15/23 ¥	1,500,000	1,516,875
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	3,740,625	3,786,107
TransDigm Inc Tranche D 3.983% due 06/04/21 §	994,898	1,002,982

		15,373,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Technology - 1.0%

First Data Corp 3.756% due 07/08/22 §	$1,399,430	$1,416,573
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	1,492,033	1,495,141

		2,911,714

Total Senior Loan Notes (Cost $49,148,645)		49,368,464

ASSET-BACKED SECURITIES - 0.5%

Carlyle Global Market Strategies CLO Ltd (Cayman) 4.034% due 07/27/26 § ~	750,000	750,986
Race Point VI CLO Ltd (Cayman) 4.040% due 05/24/23 § ~	750,000	754,681

Total Asset-Backed Securities (Cost $1,494,375)		1,505,667

	Shares	Value
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio	15,413,312	$15,413,312

Total Short-Term Investment (Cost $15,413,312)		15,413,312

TOTAL INVESTMENTS - 99.9% (Cost $288,021,366)		289,783,313

OTHER ASSETS & LIABILITIES, NET - 0.1%		248,253

NET ASSETS - 100.0%		$290,031,566

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $662,957 or 0.2% of the Fund’s net assets were in default as of December 31, 2016.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$5,949,836	$5,949,836	$—	$—
	Closed-End Mutual Funds	2,011,447	2,011,447	—	—
	Corporate Bonds & Notes	215,534,587	—	215,534,587	—
	Senior Loan Notes	49,368,464	—	49,368,464	—
	Asset-Backed Securities	1,505,667	—	1,505,667	—
	Short-Term Investment	15,413,312	15,413,312	—	—

	Total	$289,783,313	$23,374,595	$266,408,718	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Energy - 0.1%

CJ Holding Co * Exp 01/09/17	43,256	$587,416

Total Rights (Cost $587,416)		587,416

	Principal Amount
CORPORATE BONDS & NOTES - 7.3%

Communications - 3.2%

Altice US Finance I Corp 5.500% due 05/15/26 ~	$1,575,000	1,610,437
CSC Holdings LLC
6.625% due 10/15/25 ~	8,245,000	9,028,275
6.750% due 11/15/21	2,000,000	2,155,000
Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 ~	4,127,000	4,611,922
Sprint Corp
7.125% due 06/15/24	1,793,000	1,851,273
7.250% due 09/15/21	4,627,000	4,927,755
7.875% due 09/15/23	3,700,000	3,959,000

		28,143,662

Consumer, Cyclical - 1.4%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	2,000,000	2,195,000
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,250,000	4,526,250
NPC International Inc 10.500% due 01/15/20	4,920,000	5,079,900

		11,801,150

Consumer, Non-Cyclical - 2.0%

HCA Inc 5.875% due 03/15/22	10,000,000	10,800,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	6,500,000	7,093,125

		17,893,125

Financial - 0.5%

Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	5,000,000	4,590,555

Industrial - 0.2%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	1,545,000	1,595,212

Total Corporate Bonds & Notes (Cost $63,416,993)		64,023,704

SENIOR LOAN NOTES - 90.4%

Basic Materials - 3.7%

Allnex & CY SCA (Luxembourg) Tranche B-2
5.132% due 09/13/23 §	1,137,796	1,149,885
Tranche B-3
5.132% due 09/13/23 §	857,204	866,312
ASP Chromaflo Intermediate Holdings Inc
(2nd Lien)
9.000% due 11/01/24 §	1,250,000	1,246,875
Tranche B-1
5.000% due 11/20/23 §	869,444	878,139
Tranche B-2
5.000% due 11/20/23 §	1,130,556	1,141,867

	Principal Amount	Value
Emerald Performance Materials LLC (2nd Lien) 8.750% due 08/01/22 §	$750,000	$751,406
Expera Specialty Solutions LLC Term B 5.750% due 11/03/23 §	3,241,875	3,258,084
Huntsman International LLC Term B 3.914% due 04/01/23 §	3,970,050	4,004,788
MacDermid Inc Tranche B-4
5.000% due 06/07/23 § ¥	4,463,696	4,523,831
Tranche B-5
due 06/07/20 ¥	1,287,292	1,304,510
PQ Corp Tranche B-1 5.250% due 11/04/22 §	10,612,823	10,772,015
Signode Industrial Group Lux SA Term B 4.000% due 05/01/21 §	2,479,167	2,490,013

		32,387,725

Communications - 4.5%

Consolidated Communications Inc due 10/05/23 ¥	2,000,000	2,015,720
CSC Holdings LLC 3.876% due 10/11/24 §	4,593,721	4,650,426
GTT Communications Inc Term B due 12/13/23 ¥	2,000,000	2,030,000
iHeartCommunications Inc Tranche D 7.520% due 01/30/19 §	13,695,000	11,172,833
Intelsat Jackson Holdings SA Tranche B-2 (Luxembourg) 3.750% due 06/30/19 § ¥	4,062,500	3,939,898
JD Power and Associates (1st Lien) 5.250% due 09/07/23 §	1,995,000	2,014,950
Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	800,000	811,875
Telesat Canada Term B-3 (Canada) 4.500% due 11/17/23 §	5,500,000	5,596,250
Uber Technologies Inc 5.000% due 07/13/23 §	7,481,250	7,538,295

		39,770,247

Consumer, Cyclical - 21.4%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,387,500	4,365,563
American Tire Distributors Inc 5.250% due 09/01/21 §	3,378,786	3,369,132
Bass Pro Group LLC 5.970% due 02/15/23 §	15,000,000	14,888,835
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	4,244,315	4,288,087
(2nd Lien)
8.500% due 03/26/20 §	7,000,000	7,100,625
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	12,776,226	12,929,540
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	8,952,989	9,038,320
California Pizza Kitchen Inc (1st Lien) 7.000% due 08/23/22 §	2,493,750	2,488,296
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	7,056,184	7,029,724
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	4,210,822	4,259,512
ClubCorp Club Operations Inc Term B 4.000% due 12/15/22 §	4,758,162	4,815,654
Dollar Tree Inc Term B-2 4.250% due 07/06/22 § ¥	7,750,000	7,842,031
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	4,294,850	4,259,955
Focus Brands Inc 5.000% due 10/05/23 § ¥	3,250,000	3,306,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Leslie’s Poolmart Inc Term B (1st Lien) 5.250% due 08/16/23 §	$7,481,250	$7,562,294
Morsco Inc 8.000% due 10/31/23 §	6,250,000	6,234,375
Nexeo Solutions LLC 5.250% due 06/09/23 §	8,457,500	8,542,075
NPC International Inc 4.750% due 12/28/18 §	10,887,674	10,935,307
Petco Animal Supplies Inc
Tranche B-1
5.000% due 01/26/23 §	11,910,000	12,016,690
Tranche B-2
5.140% due 01/26/23 §	468,681	472,814
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	3,122,576	3,138,011
Rite Aid Corp
Tranche 1 (2nd Lien)
5.750% due 08/21/20 §	19,583,930	19,703,275
Tranche 2 (2nd Lien)
4.875% due 06/21/21 §	500,000	502,448
SRS Distribution Inc
(2nd Lien)
9.750% due 02/24/23 § ¥	8,060,220	8,339,813
Tranche B-1
5.250% due 08/25/22 §	7,102,969	7,200,635
UNIVAR USA Inc 4.250% due 06/24/22 §	9,375,063	9,452,913
Wilsonart International Tranche C 4.500% due 12/19/23 § ¥	3,000,000	3,031,875

		187,113,998

Consumer, Non-Cyclical - 11.0%

Advance Pierre Foods 4.000% due 06/02/23 §	535,070	542,494
Air Medical Group Holdings Inc
4.250% due 04/28/22 §	5,778,240	5,769,573
5.000% due 04/28/22 §	1,985,013	2,009,516
Albertson’s LLC
Term B-4
3.770% due 08/25/21 §	5,233,318	5,302,555
Term B-5
4.247% due 12/21/22 §	1,995,000	2,026,884
Term B-6
4.061% due 06/22/23 §	1,450,435	1,473,358
Allied Universal Holdco LLC
5.500% due 07/28/22 §	4,581,233	4,624,756
(1st Lien)
4.750% due 07/28/22 §	6,434,999	6,483,262
(2nd Lien)
9.500% due 07/28/23 §	5,100,000	5,202,000
Camelot U.S. Acquisition 1 Co 4.750% due 10/03/23 §	9,975,000	10,109,663
CHS/Community Health Systems Inc Term G 3.750% due 12/31/19 §	6,969,684	6,768,218
Constellation Brands Canada Tranche B-1 (1st Lien) (Canada) 4.750% due 12/15/23 §	1,000,000	1,012,500
Fort Dearborn Holding Co Inc
(1st Lien)
5.037% due 10/19/23 §	3,500,000	3,532,812
(2nd Lien)
9.500% due 10/19/24 §	1,250,000	1,275,000
KAR Auction Services Inc Tranche B-3 4.500% due 03/09/23 §	992,500	1,007,536
Multiplan Inc 5.000% due 06/07/23 §	3,591,705	3,660,974
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	1,640,798	1,659,257

	Principal Amount	Value
Prime Security Services Borrower LLC Term B-1 (1st Lien) 4.250% due 05/02/22 §	$12,706,278	$12,916,732
Reddy Ice Corp Term B (1st Lien) 6.754% due 05/01/19 §	8,633,551	8,453,688
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,833,333	5,869,792
Wex Inc Term B 4.270% due 06/30/23 §	6,716,250	6,813,998

		96,514,568

Energy - 5.5%

Arch Coal Inc due 10/05/21 ¥	997,500	1,015,787
C&J Energy Services Ltd
Tranche B-1
6.500% due 03/24/20 § * Ω	723,409	830,715
Tranche B-2
7.250% due 03/24/22 § * Ω	3,219,170	3,677,902
EP Energy LLC
9.750% due 06/30/21 §	11,392,764	11,948,161
Tranche B-3
3.500% due 05/24/18 §	180,322	177,617
Fieldwood Energy LLC
3.875% due 10/01/18 §	7,928,332	7,571,557
8.000% due 08/31/20 § ¥	6,825,000	6,552,000
Peabody Energy 4.250% due 09/24/20 § Ω ¥	10,500,000	10,295,250
Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	4,974,909	4,981,127
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,498,125

		48,548,241

Financial - 10.7%

Acrisure LLC Term B (1st Lien) 4.860% due 05/19/22 § ¥	7,015,873	7,059,722
AlixPartners LLP Term B 4.000% due 07/28/22 §	9,628,369	9,711,616
Alliant Holdings I LLC 5.253% due 08/12/22 §	498,750	504,984
Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	7,163,755	7,234,110
DTZ US Borrower LLC (2nd Lien) 9.250% due 11/04/22 §	400,426	401,927
DTZ Worldwide Ltd 4.250% due 11/04/21 §	10,856,754	10,912,167
HUB International Ltd 4.000% due 10/02/20 §	11,781,531	11,857,004
Lightstone Generation LLC
due 11/28/23 ¥	478,261	485,435
due 12/15/23 ¥	5,021,739	5,097,065
NFP Corp 4.500% due 12/09/23 § ¥	10,875,000	10,995,082
UFC Holdings LLC (2nd Lien) 8.500% due 08/18/24 § ¥	3,500,000	3,607,187
USI Inc 4.250% due 12/27/19 §	2,928,132	2,943,381
VF Holding Corp Term B-1 (1st Lien) 4.250% due 06/30/23 §	11,931,732	11,989,529
WaveDivision Holdings LLC 4.000% due 10/15/19 §	7,928,112	7,982,617
Zuffa (1st Lien) 5.000% due 08/18/23 §	3,000,000	3,037,812

		93,819,638

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Industrial - 22.6%

Accudyne Industries LLC (Luxembourg) 4.000% due 12/13/19 § ¥	$11,792,628	$11,180,885
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	5,926,446	5,946,198
Anchor Glass Container Corp
(1st Lien)
4.250% due 12/07/23 §	1,000,000	1,010,000
(2nd Lien)
8.750% due 12/07/24 § ¥	4,000,000	4,090,000
Ardagh Holdings USA Inc (Ireland) 4.000% due 12/17/21 §	3,273,488	3,314,918
Atkore International Group Inc due 12/22/23 ¥	1,000,000	1,010,000
BWay Intermediate Co Inc 4.750% due 08/14/23 §	9,069,765	9,119,649
Cortes NP Acquisition Corp 6.000% due 11/30/23 §	6,500,000	6,565,000
Crosby US Acquisition Corp
(1st Lien)
4.000% due 11/23/20 § ¥	6,450,928	5,832,716
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	3,120,000
Doosan Infracore International Inc Tranche B (South Korea) 4.500% due 05/28/21 §	5,633,893	5,725,302
EWT Holdings III Corp (1st Lien)
4.750% due 01/15/21 §	8,687,505	8,774,380
5.500% due 01/15/21 §	992,500	1,007,388
Flex Acquisition Co Inc due 12/29/23 ¥	7,250,000	7,259,063
Forterra Finance LLC 4.500% due 10/25/23 § ¥	6,982,500	7,071,234
Gardner Denver Inc 4.558% due 07/30/20 §	4,948,849	4,905,547
Gates Global LLC 4.250% due 07/06/21 §	7,886,897	7,904,154
GYP Holdings III Corp (1st Lien) 4.500% due 04/01/21 §	5,676,197	5,740,055
Headwaters Inc Term B-1 4.000% due 03/24/22 §	2,445,033	2,459,933
HGIM Corp Term B 5.500% due 06/18/20 § ¥	7,735,500	6,104,601
Jeld-Wen Inc Term B-2 4.750% due 07/01/22 §	9,460,000	9,581,211
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	4,602,707	4,689,008
Pregis Holding I Corp (1st Lien) 4.500% due 05/20/21 §	981,041	982,880
ProAmpac LLC
(1st Lien)
5.000% due 11/20/23 § ¥	9,750,000	9,864,260
(2nd Lien)
9.500% due 11/18/24 §	2,250,000	2,268,749
Quikrete Holdings Inc (1st Lien) 4.000% due 11/15/23 § ¥	10,250,000	10,365,313
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	17,253,708	17,463,496
Safway Group Holding LLC 5.750% due 08/21/23 §	9,975,000	10,145,403
Tekni-Plex Inc Tranche B-1 (1st Lien) due 06/01/22 ¥	498,734	499,545
TransDigm Inc
Tranche D
3.983% due 06/04/21 §	3,360,401	3,387,704
Tranche F
3.770% due 06/09/23 §	3,989,975	4,033,198
Tricorbraun Holdings Inc (1st Lien) 4.750% due 11/30/23 §	4,090,909	4,123,636

	Principal Amount	Value
USIC Holding Inc (1st Lien) 4.750% due 12/08/23 §	$4,500,000	$4,545,000
Zekelman Industries Inc 6.000% due 06/14/21 §	2,985,000	3,022,312
Zodiac Pool Solutions LLC (1st Lien) 5.500% due 12/20/23 § ¥	5,000,000	5,046,875

		198,159,613

Technology - 8.6%

Applied Systems Inc (2nd Lien) 7.500% due 01/24/22 §	3,025,074	3,060,997
Cypress Semiconductor Corp 6.500% due 07/05/21 §	4,937,500	5,025,965
Datatel 4.750% due 09/30/22 §	3,634,753	3,667,695
Greeneden US Holdings I LLC 6.250% due 12/01/23 §	6,000,000	6,091,248
Information Resources Inc
Term B
due 12/20/23 ¥	5,500,000	5,552,707
(2nd Lien)
due 12/20/24 ¥	2,750,000	2,739,688
Kronos Inc
(1st Lien)
5.000% due 11/01/23 §	8,750,000	8,841,875
(2nd Lien)
9.250% due 11/01/24 § ¥	8,500,000	8,773,598
On Semiconductor Corp 4.020% due 03/31/23 §	5,329,300	5,399,615
Press Ganey Holdings Inc
4.250% due 10/23/23 §	4,500,000	4,537,971
(2nd Lien)
8.250% due 10/21/24 §	500,000	510,000
Rackspace Hosting Inc Term B (1st Lien) 4.500% due 10/26/23 §	8,100,000	8,205,049
Solera LLC 5.750% due 03/03/23 §	12,598,513	12,788,360

		75,194,768

Utilities - 2.4%

Energy Future Intermediate Holding Co LLC 4.250% due 06/30/17 §	1,000,000	1,007,750
Talen Energy Supply LLC due 12/06/23 ¥	5,000,000	5,057,030
TEX Operations Co LLC
5.000% due 08/04/23 §	8,700,000	8,781,563
Term C
5.000% due 08/04/23 §	1,984,211	2,011,037
Vistra Operations Co LLC 4.000% due 12/14/23 §	4,000,000	4,055,000

		20,912,380

Total Senior Loan Notes (Cost $779,587,238)		792,421,178

	Shares
SHORT-TERM INVESTMENT - 8.1%

Money Market Fund - 8.1%

BlackRock Liquidity Funds T-Fund Portfolio	71,310,884	71,310,884

Total Short-Term Investment (Cost $71,310,884)		71,310,884

TOTAL INVESTMENTS - 105.9% (Cost $914,902,531)		928,343,182

OTHER ASSETS & LIABILITIES, NET - (5.9%)		(51,434,260)

NET ASSETS - 100.0%		$876,908,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $14,803,867 or 1.7% of the Fund’s net assets were in default as of December 31, 2016.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $2,113,746 or 0.2% of net assets as of December 31, 2016, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Acrisure LLC Term B (1st Lien)	$1,302,441	$1,323,698	$21,257
Allied Universal Holdco LLC	403,350	411,154	7,804
Tricorbraun Holdings Inc	407,955	412,364	4,409

	$2,113,746	$2,147,216	$33,470

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$587,416	$—	$—	$587,416
	Corporate Bonds & Notes	64,023,704	—	64,023,704	—
	Senior Loan Notes	792,421,178	—	789,301,178	3,120,000
	Short-Term Investment	71,310,884	71,310,884	—	—
	Unfunded Loan Commitments	2,147,216	—	2,147,216	—

	Total	$930,490,398	$71,310,884	$855,472,098	$3,707,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 46.6%

Basic Materials - 2.0%

ArcelorMittal (Luxembourg) 6.250% due 08/05/20	$250,000	$273,125
Freeport-McMoran Inc 3.100% due 03/15/20	250,000	245,000
Hexion Inc 6.625% due 04/15/20	150,000	133,500

		651,625

Communications - 9.4%

Cablevision Systems Corp 8.625% due 09/15/17	150,000	156,187
CCO Holdings LLC 5.750% due 09/01/23	250,000	261,875
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	413,000
Charter Communications Operating LLC 4.464% due 07/23/22	250,000	261,303
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	150,000	154,125
DISH DBS Corp 6.750% due 06/01/21	250,000	271,875
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	440,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	116,000	38,570
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	260,312
Sprint Communications Inc 6.000% due 11/15/22	150,000	151,500
Sprint Corp 7.250% due 09/15/21	300,000	319,500
T-Mobile USA Inc 6.633% due 04/28/21	150,000	156,938
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	260,313

		3,145,998

Consumer, Cyclical - 10.4%

Beacon Roofing Supply Inc 6.375% due 10/01/23	250,000	267,970
Beazer Homes USA Inc 5.750% due 06/15/19	450,000	468,000
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	440,500
Cedar Fair LP 5.250% due 03/15/21	250,000	258,252
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	125,000	133,125
IHO Verwaltungs GmbH (Gemany) 4.500% Cash or 5.250% PIK due 09/15/23 ~	200,000	196,000
MGM Resorts International 6.750% due 10/01/20	250,000	278,750
Modular Space Corp 10.250% due 01/31/19 ~ Ω	300,000	167,250
NCL Corp Ltd 4.625% due 11/15/20 ~	250,000	255,625
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	112,125
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	255,625
NPC International Inc 10.500% due 01/15/20	350,000	361,375
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	255,687

		3,450,284

	Principal Amount	Value
Consumer, Non-Cyclical - 6.3%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$100,000	$84,500
CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	267,855
HCA Inc 5.250% due 04/15/25	400,000	418,500
Herc Rentals Inc 7.500% due 06/01/22 ~	250,000	264,687
Tenet Healthcare Corp 5.000% due 03/01/19	250,000	245,000
The ADT Corp 6.250% due 10/15/21	300,000	327,000
United Rentals North America Inc 5.750% due 11/15/24	350,000	369,250
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	150,000	117,000

		2,093,792

Energy - 1.2%

Regency Energy Partners LP 6.500% due 07/15/21	150,000	154,920
Sunoco LP 5.500% due 08/01/20	250,000	255,313

		410,233

Financial - 2.0%

Ally Financial Inc 4.250% due 04/15/21	350,000	354,156
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	156,200	96,844
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	201,000

		652,000

Industrial - 11.3%

ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23 ~	200,000	198,250
Ardagh Packaging Finance PLC (Ireland) 6.250% due 01/31/19 ~	200,000	204,000
Berry Plastics Corp 5.125% due 07/15/23	400,000	409,000
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	212,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	249,375
Louisiana-Pacific Corp 4.875% due 09/15/24	275,000	267,438
Novelis Corp 5.875% due 09/30/26 ~	350,000	354,375
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	250,000	261,094
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	400,000	413,000
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	515,625
TransDigm Inc 5.500% due 10/15/20	250,000	256,406
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	261,250
Zekelman Industries Inc 9.875% due 06/15/23 ~	150,000	168,375

		3,770,188

Technology - 2.6%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	150,000	154,500
NXP BV (Netherlands) 4.625% due 06/01/23 ~	200,000	210,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Quintiles IMS Inc 4.875% due 05/15/23 ~	$250,000	$255,000
Sensata Technologies BV 5.625% due 11/01/24 ~	250,000	261,562

		881,562

Utilities - 1.4%

Calpine Corp 5.750% due 01/15/25	250,000	242,500
Dynegy Inc 6.750% due 11/01/19	150,000	153,375
NRG Energy Inc 7.625% due 01/15/18	67,000	71,188

		467,063

Total Corporate Bonds & Notes (Cost $15,656,552)		15,522,745

SENIOR LOAN NOTES - 47.1%

Communications - 1.4%

Zayo Group LLC 3.750% due 05/06/21 §	450,675	455,464

Consumer, Cyclical - 15.4%

BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	248,809	252,386
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	242,500	245,410
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	486,250	484,426
ClubCorp Club Operations Inc Term B 4.000% due 12/15/22 §	361,205	365,569
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	373,756	377,416
Nexeo Solutions LLC 5.250% due 06/09/23 §	248,750	251,238
Petco Animal Supplies Inc
Tranche B-1
5.000% due 01/26/23 §	661,667	667,594
Tranche B-2
5.140% due 01/26/23 §	82,708	83,438
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	738,750	742,401
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	750,000	754,571
SRS Distribution Inc (2nd Lien) due 02/24/23 ¥	448,630	464,192
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	485,034	424,405

		5,113,046

Consumer, Non-Cyclical - 9.6%

Albertson’s LLC
Term B-4
3.770% due 08/25/21 §	424,662	430,280
Term B-6
4.061% due 06/22/23 §	173,239	175,977
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 § ¥	34,250	33,260
Term H
4.000% due 01/27/21 § ¥	63,019	61,072
Multiplan Inc 5.000% due 06/07/23 §	371,182	378,340
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	591,000	597,649

	Principal Amount	Value
Reddy Ice Corp Term B (1st Lien) 6.754% due 05/01/19 §	$484,284	$474,194
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	301,875
US Foods Inc 3.770% due 06/27/23 §	739,409	747,464

		3,200,111

Financial - 7.3%

AlixPartners LLP Term B 4.000% due 07/28/22 §	396,000	399,424
Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	732,288	739,480
HUB International Ltd 4.000% due 10/02/20 §	241,909	243,459
USI Inc 4.250% due 12/27/19 §	290,250	291,761
VF Holding Corp Term B-1 (1st Lien) 4.250% due 06/30/23 §	500,000	502,422
WaveDivision Holdings LLC 4.000% due 10/15/19 §	242,433	244,100

		2,420,646

Industrial - 6.9%

Accudyne Industries LLC 4.000% due 12/13/19 §	337,434	319,929
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	486,216	439,620
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	291,000	293,910
Gates Global LLC 4.250% due 07/06/21 §	237,779	238,300
Ply Gem Industries Inc 4.000% due 02/01/21 §	300,203	302,737
Rexnord LLC Term B 3.750% due 08/21/23 §	205,945	207,168
Waste Industries USA Inc Term B 3.520% due 02/27/20 §	494,962	497,205

		2,298,869

Technology - 5.0%

Applied Systems Inc (1st Lien) 4.000% due 01/25/21 §	333,053	336,210
Avago Technologies Cayman Ltd Term B-3 (Singapore) 3.704% due 02/01/23 §	403,817	410,000
First Data Corp 3.756% due 07/08/22 §	466,477	472,191
Kronos Inc (2nd Lien) 9.250% due 11/01/24 §	250,000	258,047
Micro Holding LP Term B 3.750% due 01/15/23 §	198,441	200,736

		1,677,184

Utilities - 1.5%

TEX Operations Co LLC
5.000% due 08/04/23 §	407,143	410,960
Term C
5.000% due 08/04/23 §	92,857	94,112

		505,072

Total Senior Loan Notes (Cost $15,716,717)		15,670,392

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 6.5%

Money Market Fund - 6.5%

BlackRock Liquidity Funds T-Fund Portfolio	2,183,617	$2,183,617

Total Short-Term Investment (Cost $2,183,617)		2,183,617

TOTAL INVESTMENTS - 100.2% (Cost $33,556,886)		33,376,754

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(78,985)

NET ASSETS - 100.0%		$33,297,769

Notes to Schedule of Investments

(a)	An investment with a value of $167,250 or 0.5% of the Fund’s net assets was in default as of December 31, 2016.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,522,745	$—	$15,522,745	$—
	Senior Loan Notes	15,670,392	—	15,670,392	—
	Short-Term Investment	2,183,617	2,183,617	—	—

	Total	$33,376,754	$2,183,617	$31,193,137	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.5%

Consumer, Cyclical - 0.6%

Cedar Fair LP	1,300	$83,460
Las Vegas Sands Corp	1,315	70,234

		153,694

Energy - 0.3%

Sunoco LP	3,600	96,804

Financial - 0.4%

Bank of America Corp	5,245	115,914

Industrial - 0.2%

Allegion PLC	940	60,160

Total Common Stocks (Cost $414,041)		426,572

CLOSED-END MUTUAL FUNDS - 1.5%

Eaton Vance Senior Income Trust *	17,808	118,957
First Trust Senior Floating Rate Income Fund II *	8,132	112,466
Invesco Senior Income Trust *	14,023	65,067
Voya Prime Rate Trust *	20,481	113,465

Total Closed-End Mutual Funds (Cost $385,471)		409,955

	Principal Amount
CORPORATE BONDS & NOTES - 87.3%

Basic Materials - 5.5%

AK Steel Corp 7.625% due 05/15/20	$250,000	256,250
ArcelorMittal (Luxembourg) 8.000% due 10/15/39	175,000	192,910
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	149,375
Freeport-McMoRan Inc
3.550% due 03/01/22	150,000	140,250
6.875% due 02/15/23 ~	125,000	131,875
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	325,000	327,517
Hexion Inc 6.625% due 04/15/20	75,000	66,750
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	189,750
Tronox Finance LLC 6.375% due 08/15/20	103,000	96,820

		1,551,497

Communications - 13.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	130,312
CCO Holdings LLC 5.375% due 05/01/25 ~	425,000	438,812
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	124,000	127,410
7.625% due 03/15/20	100,000	100,312
CSC Holdings LLC 6.625% due 10/15/25 ~	300,000	328,500

	Principal Amount	Value
DISH DBS Corp
5.125% due 05/01/20	$50,000	$51,875
7.750% due 07/01/26	125,000	141,250
Frontier Communications Corp 10.500% due 09/15/22	75,000	79,129
iHeartCommunications Inc 11.250% due 03/01/21	25,000	19,188
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	100,000	78,000
8.000% due 02/15/24 ~	75,000	77,438
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	29,000	9,643
Lamar Media Corp 5.750% due 02/01/26	175,000	184,844
Level 3 Financing Inc 5.250% due 03/15/26 ~	175,000	173,687
Outfront Media Capital LLC 5.875% due 03/15/25	225,000	236,531
SFR Group SA (France) 7.375% due 05/01/26 ~	200,000	205,000
Sprint Corp
7.250% due 09/15/21	250,000	266,250
7.625% due 02/15/25	250,000	263,437
T-Mobile USA Inc
6.000% due 04/15/24	100,000	105,625
6.375% due 03/01/25	100,000	107,125
6.625% due 04/01/23	275,000	292,187
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	250,000	250,000

		3,666,555

Consumer, Cyclical - 15.1%

99 Cents Only Stores LLC 11.000% due 12/15/19	200,000	138,500
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	174,440	179,019
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	150,000	154,875
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	78,000
7.250% due 02/01/23	100,000	102,000
7.500% due 09/15/21	25,000	25,750
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	275,000	289,437
11.000% due 10/01/21	75,000	82,313
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	102,500
6.625% due 05/01/20	75,000	82,594
Carrols Restaurant Group Inc 8.000% due 05/01/22	125,000	135,312
CEC Entertainment Inc 8.000% due 02/15/22	250,000	256,250
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	175,000	186,375
Dollar Tree Inc 5.750% due 03/01/23	150,000	159,573
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	200,000	208,750
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	193,500
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	125,000	126,875
10.250% due 11/15/22 ~	75,000	76,500
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	200,000	209,250
Landry’s Inc 6.750% due 10/15/24 ~	75,000	76,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Lennar Corp
4.750% due 05/30/25	$100,000	$98,000
4.875% due 12/15/23	200,000	199,000
Lions Gate Entertainment Corp 5.875% due 11/01/24 ~	75,000	76,500
Modular Space Corp 10.250% due 01/31/19 Ω ~	100,000	55,750
Neiman Marcus Group Ltd LLC 8.750% Cash or 9.500% PIK due 10/15/21 ~	100,000	71,250
Party City Holdings Inc 6.125% due 08/15/23 ~	125,000	131,250
PetSmart Inc 7.125% due 03/15/23 ~	180,000	184,050
The Men’s Wearhouse Inc 7.000% due 07/01/22	75,000	73,875
The Scotts Miracle-Gro Co 5.250% due 12/15/26 ~	25,000	25,062
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	64,564	64,645
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	196,797	208,851
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	25,664	26,211
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	150,000	155,250

		4,233,380

Consumer, Non-Cyclical - 14.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	550,000	464,750
Albertson’s LLC
5.750% due 03/15/25 ~	75,000	74,437
6.625% due 06/15/24 ~	25,000	26,125
CHS/Community Health Systems Inc
6.875% due 02/01/22	150,000	105,000
8.000% due 11/15/19	75,000	62,625
DPx Holdings BV 7.500% due 02/01/22 ~	200,000	211,750
HCA Inc 5.250% due 04/15/25	400,000	418,500
Herc Rentals Inc 7.500% due 06/01/22 ~	175,000	185,281
IHS Markit Ltd 5.000% due 11/01/22 ~	175,000	182,437
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	25,000	26,310
Jaguar Holding Co II 6.375% due 08/01/23 ~	175,000	187,687
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	213,260
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	50,000	52,125
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	125,000	125,625
MEDNAX Inc 5.250% due 12/01/23 ~	200,000	206,500
Post Holdings Inc 7.750% due 03/15/24 ~	125,000	139,375
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	50,000	54,563
Tenet Healthcare Corp
5.000% due 03/01/19	75,000	73,500
6.750% due 06/15/23	250,000	220,625
7.500% due 01/01/22 ~	25,000	26,125
The ADT Corp 6.250% due 10/15/21	300,000	327,000
TMS International Corp 7.625% due 10/15/21 ~	125,000	120,000

	Principal Amount	Value
United Rentals North America Inc
4.625% due 07/15/23	$75,000	$76,781
5.500% due 05/15/27	75,000	74,531
Universal Health Services Inc 5.000% due 06/01/26 ~	200,000	196,000
Valeant Pharmaceuticals International Inc 6.375% due 10/15/20 ~	100,000	86,406
7.500% due 07/15/21 ~	250,000	212,812

		4,150,130

Energy - 13.8%

Callon Petroleum Co 6.125% due 10/01/24 ~	125,000	129,375
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25 ~	75,000	76,805
Chesapeake Energy Corp 8.000% due 12/15/22 ~	75,000	81,319
Diamondback Energy Inc 5.375% due 05/31/25 ~	25,000	25,205
Energy Transfer Equity LP 5.875% due 01/15/24	125,000	129,687
Ensco PLC
4.700% due 03/15/21	25,000	24,173
5.750% due 10/01/44	50,000	36,500
EP Energy LLC
7.750% due 09/01/22	225,000	183,375
8.000% due 11/29/24 ~	25,000	26,993
Halcon Resources Corp 12.000% due 02/15/22 ~	117,000	128,115
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	175,000	162,750
Newfield Exploration Co 5.375% due 01/01/26	100,000	102,460
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	50,000	47,155
Parsley Energy LLC 5.375% due 01/15/25 ~	125,000	126,050
PDC Energy Inc 6.125% due 09/15/24 ~	150,000	154,125
Precision Drilling Corp (Canada)
6.625% due 11/15/20	44,843	45,740
7.750% due 12/15/23	75,000	79,500
QEP Resources Inc 6.875% due 03/01/21	150,000	160,125
Range Resources Corp 5.875% due 07/01/22 ~	160,000	167,200
Rice Energy Inc 7.250% due 05/01/23	100,000	106,500
Rose Rock Midstream LP 5.625% due 11/15/23	100,000	98,000
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	100,000	107,500
5.625% due 03/01/25	300,000	322,125
Sanchez Energy Corp 7.750% due 06/15/21	150,000	153,375
SESI LLC 7.125% due 12/15/21	100,000	102,250
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	147,000
Sunoco Finance Corp 5.500% due 08/01/20	75,000	76,594
Targa Resources Partners LP
5.125% due 02/01/25 ~	100,000	99,625
5.375% due 02/01/27 ~	50,000	49,750
6.750% due 03/15/24	50,000	53,875
Tesoro Logistics LP 5.250% due 01/15/25	150,000	153,750
Transocean Inc
6.500% due 11/15/20	50,000	49,750
7.500% due 04/15/31	65,000	55,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Weatherford International 8.250% due 06/15/23	$100,000	$102,000
Whiting Petroleum Corp 6.250% due 04/01/23	150,000	150,750
WPX Energy Inc 6.000% due 01/15/22	150,000	154,500

		3,869,246

Financial - 6.4%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	63,371	65,747
Ally Financial Inc 5.750% due 11/20/25	400,000	400,500
Equinix Inc REIT
4.875% due 04/01/20	175,000	180,687
5.375% due 04/01/23	25,000	26,063
Intelsat Connect Finance (Luxembourg) 12.500% due 04/01/22 ~	39,050	24,211
Jefferies Finance LLC 7.375% due 04/01/20 ~	375,000	376,875
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	175,000	183,750
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	100,000	102,050
Springleaf Finance Corp 8.250% due 12/15/20	175,000	190,750
Starwood Property Trust Inc 5.000% due 12/15/21 ~	75,000	76,193
The Howard Hughes Corp 6.875% due 10/01/21 ~	175,000	185,290

		1,812,116

Industrial - 10.5%

Accudyne Industries LLC (Luxembourg) 7.750% due 12/15/20 ~	100,000	83,750
Allegion PLC 5.875% due 09/15/23	125,000	133,125
Allegion US Holding Co Inc 5.750% due 10/01/21	50,000	52,375
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	45,000
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23 ~	200,000	198,250
BWAY Holding Co 9.125% due 08/15/21 ~	225,000	238,500
Cloud Crane LLC 10.125% due 08/01/24 ~	75,000	80,438
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	141,000	140,647
CPG Merger Sub LLC 8.000% due 10/01/21 ~	125,000	129,375
Louisiana-Pacific Corp 4.875% due 09/15/24	250,000	243,125
Manitowoc Foodservice Inc 9.500% due 02/15/24	165,000	190,988
Masco Corp
4.450% due 04/01/25	75,000	76,500
7.750% due 08/01/29	75,000	91,977
Novelis Corp
5.875% due 09/30/26 ~	75,000	75,938
6.250% due 08/15/24 ~	175,000	185,937
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	175,000	178,063
7.000% due 07/15/24 ~	25,000	26,609
Sealed Air Corp
5.125% due 12/01/24 ~	25,000	25,813
5.500% due 09/15/25 ~	75,000	77,625
TransDigm Inc
5.500% due 10/15/20	125,000	128,203
6.500% due 07/15/24	175,000	183,969

	Principal Amount	Value
US Concrete Inc 6.375% due 06/01/24	$125,000	$132,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	75,000	78,375
Zekelman Industries Inc 9.875% due 06/15/23 ~	125,000	140,313

		2,937,395

Technology - 5.7%

Diamond 1 Finance Corp 5.875% due 06/15/21 ~	125,000	132,998
First Data Corp 5.750% due 01/15/24 ~	100,000	103,563
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	275,000	283,250
Microsemi Corp 9.125% due 04/15/23 ~	150,000	175,500
Nuance Communications Inc 5.625% due 12/15/26 ~	100,000	98,575
NXP BV (Netherlands) 3.875% due 09/01/22 ~	300,000	304,500
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	255,000
Sensata Technologies BV 5.625% due 11/01/24 ~	225,000	235,406

		1,588,792

Utilities - 2.4%

Calpine Corp
5.875% due 01/15/24 ~	200,000	209,500
6.000% due 01/15/22 ~	100,000	104,875
Dynegy Inc 7.625% due 11/01/24	100,000	92,750
GenOn Energy Inc 9.875% due 10/15/20	50,000	34,250
NRG Energy Inc 7.250% due 05/15/26 ~	125,000	125,000
Talen Energy Supply LLC 6.500% due 06/01/25	150,000	116,625

		683,000

Total Corporate Bonds & Notes (Cost $24,250,705)		24,492,111

	Shares
SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

BlackRock Liquidity Funds T-Fund Portfolio	2,075,098	2,075,098

Total Short-Term Investment (Cost $2,075,098)		2,075,098

TOTAL INVESTMENTS - 97.7% (Cost $27,125,315)		27,403,736

OTHER ASSETS & LIABILITIES, NET - 2.3%		632,429

NET ASSETS - 100.0%		$28,036,165

Notes to Schedule of Investments

(a)	An investment with a value of $55,750 or 0.2% of the Fund’s net assets was in default as of December 31, 2016.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Swap agreement outstanding as of December 31, 2016 was as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/20/17	$2,000,000	$113,191	$—	$113,191

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$426,572	$426,572	$—	$—
	Closed-End Mutual Funds	409,955	409,955	—	—
	Corporate Bonds & Notes	24,492,111	—	24,492,111
	Short-Term Investment	2,075,098	2,075,098	—	—
	Derivatives:
	Interest Rate Contracts
	Swaps	113,191	—	113,191	—

		$27,516,927	$2,911,625	$24,605,302	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 101.5%

Money Market Fund - 101.5%

BlackRock Liquidity Funds T-Fund Portfolio	8,162,445	$8,162,445

Total Short-Term Investment (Cost $8,162,445)		8,162,445

TOTAL INVESTMENTS - 101.5% (Cost $8,162,445)		8,162,445

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(121,118)

NET ASSETS - 100.0%		$8,041,327

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investment	$8,162,445	$8,162,445	$—	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2016:

	Convertible Preferred Stocks	Senior Loan Notes	Total
Value, Beginning of Year	$11,815	$2,800,565	$2,812,380
Purchases	—	—	—
Sales (Includes Paydowns)	—	(3,464,034)	(3,464,034)
Accrued Discounts (Premiums)	—	18,614	18,614
Net Realized Gains (Losses)	(1,658)	(784,300)	(785,958)
Change in Net Unrealized Appreciation (Depreciation)	(10,157)	1,429,155	1,418,998
Transfers In	—	—	—
Transfers Out	—	—	—

Value, End of Period	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.0%

Financial - 1.7%

International Lease Finance Corp 7.125% due 09/01/18 ~	$100,000	$108,000
The Goldman Sachs Group Inc 2.163% due 09/15/20 §	100,000	100,985

		208,985

Technology - 0.3%

Hewlett Packard Enterprise Co 2.450% due 10/05/17	35,000	35,199

Total Corporate Bonds & Notes (Cost $234,498)		244,184

MORTGAGE-BACKED SECURITIES - 15.0%

Collateralized Mortgage Obligation - Commercial - 0.5%

Morgan Stanley Capital I Trust 5.902% due 06/11/49 §	64,895	65,927

Collateralized Mortgage Obligations - Residential - 6.4%

Banc of America Mortgage Trust 3.129% due 07/25/35 §	64,636	60,011
Countrywide Home Loan Mortgage Pass-Through Trust 3.146% due 01/19/34 §	33,966	32,763
Fannie Mae
1.106% due 07/25/37 §	69,310	69,614
1.136% due 07/25/37 §	73,068	73,491
1.196% due 05/25/36 §	45,945	45,714
1.201% due 02/25/37 §	16,681	16,655
1.436% due 02/25/41 §	147,186	148,712
First Horizon Mortgage Pass-Through Trust 3.215% due 06/25/35 §	29,490	29,168
GSR Mortgage Loan Trust 3.010% due 09/25/35 §	25,138	26,104
JP Morgan Mortgage Trust 2.947% due 06/25/35 §	62,320	61,734
Merrill Lynch Mortgage Investors Trust 2.812% due 12/25/34 §	82,989	83,108
Residential Accredit Loans Inc Trust 0.936% due 06/25/46 §	107,359	46,389
Structured Adjustable Rate Mortgage Loan Trust 1.006% due 02/25/35 §	24,181	20,950
Structured Asset Mortgage Investments II Trust 0.966% due 05/25/36 §	89,004	69,253

		783,666

Fannie Mae - 8.1%

3.000% due 02/01/47	1,000,000	991,255

Total Mortgage-Backed Securities (Cost $1,840,127)		1,840,848

ASSET-BACKED SECURITIES - 0.0%

Freddie Mac Structured Pass-Through Securities 1.036% due 09/25/31 §	1,270	1,254

Total Asset-Backed Securities (Cost $1,270)		1,254

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 109.2%

U.S. Treasury Inflation Protected Securities - 105.7%

0.125% due 04/15/18 ^	$10,457	$10,555
0.125% due 04/15/19 ^	1,939,446	1,964,109
0.125% due 04/15/20 ^	309,669	312,960
0.125% due 04/15/21 ^	101,992	102,635
0.125% due 07/15/22 ^	136,651	137,093
0.125% due 01/15/23 ^	1,570,875	1,560,377
0.125% due 07/15/24 ^	346,134	340,284
0.125% due 07/15/26 ^	40,338	39,024
0.250% due 01/15/25 ^	668,480	657,755
0.375% due 07/15/23 ^	706,330	713,151
0.375% due 07/15/25 ^	560,637	557,819
0.625% due 07/15/21 ^	600,611	620,145
0.625% due 01/15/24 ^	186,478	189,886
0.625% due 01/15/26 ^	20,347	20,534
0.750% due 02/15/42 ^	106,978	101,440
1.000% due 02/15/46 ^	618,235	621,272
1.250% due 07/15/20 ^	742,635	784,614
1.375% due 02/15/44 ^	601,576	657,331
1.750% due 01/15/28 ^	450,005	502,840
2.125% due 02/15/40 ^	11,184	13,869
2.125% due 02/15/41 ^	110,383	137,589
2.375% due 01/15/25 ^	230,832	265,188
2.375% due 01/15/27 ^	215,761	252,940
2.500% due 01/15/29 ^	900,712	1,087,436
3.625% due 04/15/28 ^	269,019	354,048
3.875% due 04/15/29 ^	705,806	965,904

		12,970,798

U.S. Treasury Notes - 3.5%

1.750% due 11/30/21	440,000	436,340

Total U.S. Treasury Obligations (Cost $13,606,277)		13,407,138

FOREIGN GOVERNMENT BONDS & NOTES - 13.2%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	112,787
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.750% due 04/15/20 ^ ~	330,594	386,465
French Republic Government OAT (France) 2.250% due 07/25/20 ^ ~	306,860	368,451
Italy Buoni Poliennali Del Tesoro (Italy) 3.100% due 09/15/26 ^ ~	53,337	68,694
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 1,350,000	65,115
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	146,262
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GPB 184,571	274,827
0.125% due 03/22/44 ^ ~	43,692	85,157
0.125% due 03/22/46 ^ ~	53,414	107,131

Total Foreign Government Bonds & Notes (Cost $1,717,066)		1,614,889

PURCHASED OPTIONS - 0.4%
(See Note (f) in Notes to Schedule of Investments) (Cost $45,719)		54,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	32,567	$32,567

Total Short-Term Investment (Cost $32,567)		32,567

TOTAL INVESTMENTS - 140.1% (Cost $17,477,524)		17,195,301

SECURITIES SOLD SHORT - (4.0%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $490,742)		(496,389)

OTHER ASSETS & LIABILITIES, NET - (36.1%)		(4,425,053)

NET ASSETS - 100.0%		$12,273,859

Notes to Schedule of Investments

(a)	As of December 31, 2016, $259,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2016 was $10,622,161 at a weighted average interest rate of 0.241%.

(c)	Securities sold short outstanding as of December 31, 2016 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (4.0%)

Fannie Mae
3.000% due 01/18/47	$500,000	($496,389)

Total Securities Sold Short (Proceeds $490,742)		($496,389)

(d)	Open futures contracts outstanding as of December 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (3/17)	9	($1,021)

Short Futures Outstanding
Euro-BTP (3/17)	1	(1,559)
Euro-Bund (3/17)	1	(2,633)
Euro-OAT (3/17)	1	(1,622)
U.S. Treasury 2-Year Notes (3/17)	5	1,245
U.S. Treasury 10-Year Notes (3/17)	4	525
U.S. Treasury 30-Year Bonds (3/17)	3	3,383

		(661)

Total Futures Contracts		($1,682)

(e)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	105,577	USD	32,395	01/17	DUB	($5)
BRL	70,825	USD	20,700	01/17	JPM	1,028
BRL	34,752	USD	10,300	01/17	SCB	361
BRL	105,577	USD	31,226	02/17	DUB	886
CNH	877,262	USD	130,158	01/17	JPM	(4,672)
EUR	120,000	USD	128,950	01/17	BRC	(2,585)
EUR	42,000	USD	44,724	01/17	JPM	(497)
EUR	913,000	USD	953,902	01/17	JPM	7,527
EUR	22,000	USD	23,768	01/17	WBC	(601)
GBP	15,000	USD	18,559	01/17	SCB	(71)
INR	4,415,960	USD	65,291	01/17	GSC	(348)
MXN	1,119,873	USD	56,502	02/17	GSC	(2,821)
MXN	187,641	USD	10,000	02/17	JPM	(1,006)
MXN	276,000	USD	13,530	02/17	SCB	(300)
RUB	1,321,228	USD	20,693	02/17	GSC	604
RUB	669,353	USD	10,791	02/17	JPM	(2)
SGD	46,180	USD	31,881	01/17	GSC	3
USD	31,732	AUD	43,000	01/17	SCB	706
USD	31,506	BRL	105,577	01/17	DUB	(883)
USD	21,731	BRL	70,825	01/17	JPM	3
USD	10,663	BRL	34,752	01/17	SCB	2
USD	64,000	CNH	443,008	01/17	DUB	631
USD	63,608	CNH	434,254	01/17	JPM	1,491
USD	197,406	CNH	1,343,760	02/17	BRC	7,523
USD	33,000	CNH	226,397	02/17	JPM	1,009
USD	1,161,280	EUR	1,097,000	01/17	SCB	6,091
USD	5,290	EUR	5,000	02/17	DUB	18
USD	955,208	EUR	913,000	02/17	JPM	(7,574)
USD	510,099	GBP	408,000	01/17	GSC	7,177
USD	18,573	GBP	15,000	02/17	SCB	70
USD	28,635	INR	1,935,726	01/17	DUB	167
USD	90,156	MXN	1,693,000	02/17	GSC	9,004
USD	153,570	NZD	217,000	01/17	WBC	2,858
USD	32,733	SGD	46,180	01/17	SCB	848
USD	31,873	SGD	46,180	03/17	GSC	(4)

Total Forward Foreign Currency Contracts						$26,638

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(f)	Purchased options outstanding as of December 31, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$100,000	$10,035	$3,834

Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	01/09/17	JPM	1,600,000	720	22
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/06/17	MSC	1,300,000	650	353
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.200%	02/13/17	MSC	1,000,000	490	643
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/21/17	MSC	800,000	425	379
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	100,000	10,035	14,163
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	200,000	2,280	6,336
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	400,000	4,640	12,046
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	100,000	9,200	9,475
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	100,000	6,820	7,170

							35,260	50,587

							$45,295	$54,421

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - United Kingdom 90-Day LIBOR (06/17)	GBP 98.50	06/21/17	ICE	7	$424	$—

Total Purchased Options					$45,719	$54,421

(g)	Transactions in written options for the nine-month period ended December 31, 2016 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	70	—	540,000	—	11,860,000	$170,933
Call Options Written	97	—	286,000	160,000	3,900,000	29,266
Put Options Written	161	60,000	350,000	100,000	6,240,000	46,607
Call Options Closed	(108)	—	—	—	(1,100,000)	(22,294)
Put Options Closed	(113)	(60,000)	(300,000)	—	(5,190,000)	(119,972)
Call Options Expired	(6)	—	(486,000)	(160,000)	(2,930,000)	(11,860)
Put Options Expired	(93)	—	(390,000)	(100,000)	(1,080,000)	(20,090)

Outstanding, December 31, 2016	8	—	—	—	11,700,000	$72,590

(h)	Premiums received and value of written options outstanding as of December 31, 2016 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	$700,000	$7,910	($3,702)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(104)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(21)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(1,166)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(134)

						$44,713	($5,127)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.950%	02/16/17	GSC	$500,000	$3,567	($416)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	100,000	870	(243)

							4,437	(659)

Put - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	02/06/17	DUB	2,400,000	450	(4)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.400%	02/16/17	GSC	500,000	4,000	(4,163)
Put - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	02/21/17	DUB	2,000,000	574	(39)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	100,000	870	(1,844)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	500,000	9,920	(12,642)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	500,000	7,040	(9,999)

							22,854	(28,691)

							$27,291	($29,350)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - U.S. 10-Year Treasury Note (02/17)	$122.50	01/27/17	CME	1	$467	($172)
Put - United Kingdom 90-Day LIBOR (06/17)	GBP 98.00	06/21/17	ICE	7	119	—

					$586	($172)

Total Written Options					$72,590	($34,649)

(i)	Swap agreements outstanding as of December 31, 2016 were as follows:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	06/20/21	DUB	1.480%	$100,000	($1,997)	($2,427)	$430

Credit Default Swaptions on Credit Indices - Buy Protection (4)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 27 5Y	5.000%	12/20/21	ICE	$10,000	($638)	($378)	($260)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	0.500%	01/17/47	DUB	$60,000	($337)	($1,864)	$1,527
CMBX NA AAA 7	0.500%	01/17/47	MSC	40,000	(225)	(1,242)	1,017

					($562)	($3,106)	$2,544

					($3,197)	($5,911)	$2,714

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	LCH	0.580%	10/15/17	EUR 100,000	$41	($349)	$390
3-Month USD-LIBOR	CME	1.250%	06/15/18	$200,000	(148)	934	(1,082)
Eurostat Eurozone HICP Ex Tobacco	LCH	0.883%	11/15/18	EUR 100,000	663	—	663
U.S. CPI Urban Consumers NSA	LCH	2.027%	11/23/20	$100,000	636	—	636
U.S. CPI Urban Consumers NSA	LCH	2.021%	11/25/20	100,000	654	—	654
Eurostat Eurozone HICP Ex Tobacco	LCH	0.806%	04/15/21	EUR 200,000	4,585	1,172	3,413
Eurostat Eurozone HICP Ex Tobacco	LCH	1.165%	12/15/21	50,000	111	42	69
3-Month USD-LIBOR	CME	2.500%	12/19/23	$120,000	185	(965)	1,150
28-Day MXN TIIE	CME	8.035%	12/17/26	MXN 300,000	112	—	112

					$6,839	$834	$6,005

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	JPM	1.340%	01/01/17	$100,000	($287)	$—	($287)
U.S. CPI Urban Consumers NSA	JPM	1.413%	01/15/17	100,000	(239)	—	(239)
U.S. CPI Urban Consumers NSA	JPM	2.000%	04/15/17	300,000	(873)	—	(873)
U.S. CPI Urban Consumers NSA	MSC	2.058%	05/12/25	700,000	(5,203)	—	(5,203)
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	17,910	—	17,910
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	$100,000	(4,932)	—	(4,932)
France CPI Excluding Tobacco	RBS	1.140%	08/15/26	EUR 100,000	(4,259)	—	(4,259)
U.S. CPI Urban Consumers NSA	JPM	1.780%	09/15/26	$100,000	(4,955)	(104)	(4,851)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	10,000	(476)	—	(476)

					(3,314)	(104)	(3,210)

	Exchange
3-Month USD-LIBOR	CME	2.400%	03/16/26	130,000	1,809	—	1,809
3-Month USD-LIBOR	CME	2.300%	04/21/26	300,000	5,582	—	5,582
3-Month USD-LIBOR	CME	1.850%	07/27/26	50,000	1,949	—	1,949
3-Month USD-LIBOR	CME	2.000%	07/27/26	300,000	9,733	—	9,733
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	100,000	(4,581)	(1,009)	(3,572)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	340,000	18,017	(2,170)	20,187
6-Month GBP-LIBOR	CME	0.750%	03/15/27	GBP 520,000	32,010	11,592	20,418
GBP Retail Price	LCH	3.190%	04/15/30	300,000	(13,846)	(16,949)	3,103
GBP Retail Price	LCH	3.400%	06/15/30	200,000	(1,179)	2,391	(3,570)
GBP Retail Price	LCH	3.616%	10/15/31	40,000	330	—	330
6-Month GBP-LIBOR	CME	2.000%	09/16/45	20,000	(3,086)	1,540	(4,626)
3-Month USD-LIBOR	CME	2.250%	12/21/46	$230,000	18,430	(13,846)	32,276
6-Month GBP-LIBOR	CME	1.500%	03/15/47	GBP 40,000	(800)	2,544	(3,344)
6-Month GBP-LIBOR	CME	1.750%	03/15/47	70,000	(6,935)	(2,453)	(4,482)
3-Month USD-LIBOR	CME	2.750%	12/19/48	$30,000	(161)	804	(965)

					57,272	(17,556)	74,828

					$53,958	($17,660)	$71,618

					$60,797	($16,826)	$77,623

Total Swap Agreements					$57,600	($22,737)	$80,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$244,184	$—	$244,184	$—
	Mortgage-Backed Securities	1,840,848	—	1,840,848	—
	Asset-Backed Securities	1,254	—	1,254	—
	U.S. Treasury Obligations	13,407,138	—	13,407,138	—
	Foreign Government Bonds & Notes	1,614,889	—	1,614,889	—
	Short-Term Investment	32,567	32,567	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	48,007	—	48,007	—
	Interest Rate Contracts
	Futures	5,153	5,153	—	—
	Purchased Options	54,421	—	54,421	—
	Swaps	112,757	—	112,757	—

	Total Interest Rate Contracts	172,331	5,153	167,178	—

	Total Assets - Derivatives	220,338	5,153	215,185	—

	Total Assets	17,361,218	37,720	17,323,498	—

Liabilities	Securities Sold Short:
	Mortgaged-Backed Securities	(496,389)	—	(496,389)	—
	Derivatives:
	Credit Contracts
	Swaps	(3,197)	—	(3,197)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,369)	—	(21,369)	—
	Interest Rate Contracts
	Futures	(6,835)	(6,835)	—	—
	Written Options	(34,649)	—	(34,649)	—
	Swaps	(51,960)	—	(51,960)	—

	Total Interest Rate Contracts	(93,444)	(6,835)	(86,609)	—

	Total Liabilities - Derivatives	(118,010)	(6,835)	(111,175)	—

	Total Liabilities	(614,399)	(6,835)	(607,564)	—

	Total	$16,746,819	$30,885	$16,715,934	$—

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2016 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($5,370,263)	$—	($5,370,263)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.8%

Basic Materials - 1.0%

ArcelorMittal (Luxembourg) 8.000% due 10/15/39	$180,000	$198,421
Barrick Gold Corp (Canada)
4.100% due 05/01/23	394,000	404,332
6.950% due 04/01/19	104,000	113,778
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	100,000	102,231
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	30,000	30,233
3.250% due 11/21/21	520,000	535,591
5.000% due 09/30/43	230,000	257,003
6.750% due 10/19/75 § ~	770,000	866,250
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	264,541
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	354,290
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	151,459
Freeport-McMoRan Inc 3.550% due 03/01/22	190,000	177,650
6.875% due 02/15/23 ~	310,000	327,050
Georgia-Pacific LLC 8.875% due 05/15/31	90,000	133,433
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	700,000	705,496
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	623,220
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	191,763
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	106,353
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	340,000	357,116
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	909,313
Teck Resources Ltd (Canada) 8.000% due 06/01/21 ~	300,000	330,750
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	811,800
Westlake Chemical Corp
4.625% due 02/15/21 ~	190,000	197,125
4.875% due 05/15/23 ~	70,000	72,800

		8,221,998

Communications - 2.8%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	117,646
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	336,283
6.625% due 02/15/23 ~	$200,000	206,000
Altice Luxembourg SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	883,129
Amazon.com Inc 4.950% due 12/05/44	$280,000	319,987
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	428,109
AT&T Inc
3.000% due 02/15/22	80,000	79,232
3.400% due 05/15/25	1,200,000	1,157,148
4.350% due 06/15/45	840,000	749,924
5.500% due 02/01/18	350,000	363,700
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	830,000	818,924
British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	60,000	91,597

	Principal Amount	Value
CenturyLink Inc
5.625% due 04/01/25	$30,000	$28,613
6.150% due 09/15/19	150,000	161,250
Charter Communications Operating LLC
3.579% due 07/23/20 ~	2,000,000	2,040,708
4.464% due 07/23/22 ~	1,600,000	1,672,337
6.384% due 10/23/35 ~	150,000	171,517
6.484% due 10/23/45 ~	130,000	150,554
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	290,000	392,396
Comcast Corp
3.375% due 08/15/25	560,000	563,248
5.150% due 03/01/20	550,000	600,584
5.650% due 06/15/35	20,000	23,910
6.400% due 03/01/40	210,000	273,429
6.950% due 08/15/37	180,000	245,583
DISH DBS Corp
5.875% due 11/15/24	400,000	413,100
6.750% due 06/01/21	210,000	228,375
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	324,015
Netflix Inc 5.875% due 02/15/25	40,000	43,250
SFR Group SA (France)
6.250% due 05/15/24 ~	450,000	453,937
7.375% due 05/01/26 ~	700,000	717,500
Sprint Capital Corp 8.750% due 03/15/32	350,000	385,875
Sprint Communications Inc 9.000% due 11/15/18 ~	280,000	309,400
Sprint Corp
7.625% due 02/15/25	240,000	252,900
7.875% due 09/15/23	20,000	21,400
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	300,041
Time Warner Cable Inc
4.125% due 02/15/21	1,120,000	1,158,051
5.500% due 09/01/41	10,000	10,183
5.875% due 11/15/40	530,000	566,140
6.550% due 05/01/37	190,000	215,408
7.300% due 07/01/38	190,000	234,075
8.250% due 04/01/19	60,000	67,432
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	131,185
Time Warner Inc 4.750% due 03/29/21	100,000	107,145
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	201,600
Verizon Communications Inc
3.850% due 11/01/42	60,000	52,093
4.150% due 03/15/24	680,000	710,876
4.862% due 08/21/46	150,000	152,295
5.150% due 09/15/23	1,800,000	1,991,102
6.400% due 09/15/33	160,000	193,306
6.550% due 09/15/43	430,000	538,007
Viacom Inc
3.875% due 04/01/24	130,000	126,221
4.250% due 09/01/23	40,000	40,045
Virgin Media Finance (United Kingdom) 6.375% due 04/15/23 ~	430,000	448,812
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	280,000	280,000
West Corp
4.750% due 07/15/21 ~	50,000	51,250
5.375% due 07/15/22 ~	310,000	300,700
Windstream Services LLC 7.500% due 04/01/23	500,000	483,750

		23,385,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 1.9%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	$252,348	$262,126
American Axle & Manufacturing Inc 6.625% due 10/15/22	290,000	300,498
CVS Health Corp
2.750% due 12/01/22	890,000	876,932
3.875% due 07/20/25	337,000	347,815
5.125% due 07/20/45	870,000	971,465
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	500,723
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	305,893	352,159
Dollar Tree Inc 5.750% due 03/01/23	170,000	180,849
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	204,500
Ford Motor Co 4.750% due 01/15/43	210,000	199,741
Ford Motor Credit Co LLC
2.375% due 01/16/18	400,000	401,843
3.200% due 01/15/21	900,000	901,435
3.664% due 09/08/24	290,000	283,096
5.875% due 08/02/21	400,000	441,811
8.125% due 01/15/20	600,000	691,976
General Motors Co 6.250% due 10/02/43	100,000	110,737
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	402,549
3.200% due 07/13/20	600,000	601,875
3.500% due 07/10/19	700,000	712,901
4.250% due 05/15/23	30,000	30,405
4.375% due 09/25/21	380,000	394,239
GLP Capital LP 5.375% due 04/15/26	30,000	31,362
L Brands Inc 8.500% due 06/15/19	500,000	577,500
McDonald’s Corp 3.700% due 01/30/26	310,000	315,769
MGM Resorts International 6.625% due 12/15/21	450,000	504,000
NCL Corp Ltd
4.625% due 11/15/20 ~	140,000	143,150
4.750% due 12/15/21 ~	120,000	120,225
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	420,000	439,950
Newell Brands Inc
3.150% due 04/01/21	130,000	132,319
3.850% due 04/01/23	270,000	280,160
4.200% due 04/01/26	190,000	198,270
Scientific Games International Inc 7.000% due 01/01/22 ~	320,000	344,800
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	300,000	309,000
5.625% due 03/01/24 ~	440,000	446,600
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	350,000	349,279
The TJX Cos Inc 2.250% due 09/15/26	80,000	73,658
UAL Pass-Through Trust 9.750% due 07/15/18	23,387	23,489
Wal-Mart Stores Inc
5.250% due 09/01/35	100,000	119,641
6.200% due 04/15/38	30,000	39,559
Walgreens Boots Alliance Inc 3.450% due 06/01/26	370,000	363,387
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	1,200,000	1,199,675

	Principal Amount	Value
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	$400,000	$397,800
ZF North America Capital Inc (Germany) 4.750% due 04/29/25 ~	430,000	439,137

		16,018,405

Consumer, Non-Cyclical - 3.2%

Abbott Laboratories
3.750% due 11/30/26	390,000	387,888
4.750% due 11/30/36	260,000	264,743
4.900% due 11/30/46	350,000	359,927
AbbVie Inc
2.850% due 05/14/23	2,700,000	2,620,080
3.600% due 05/14/25	430,000	426,115
Actavis Funding SCS
3.450% due 03/15/22	180,000	182,732
3.800% due 03/15/25	420,000	420,693
4.550% due 03/15/35	10,000	9,913
4.750% due 03/15/45	70,000	68,854
Aetna Inc
2.400% due 06/15/21	250,000	248,906
2.800% due 06/15/23	100,000	98,534
3.200% due 06/15/26	340,000	336,535
4.375% due 06/15/46	80,000	80,497
Altria Group Inc
2.850% due 08/09/22	590,000	590,832
5.375% due 01/31/44	240,000	277,757
9.250% due 08/06/19	320,000	377,655
Amgen Inc
3.625% due 05/22/24	80,000	81,413
4.663% due 06/15/51 ~	11,000	10,645
5.375% due 05/15/43	30,000	32,832
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	372,047
3.300% due 02/01/23	590,000	600,648
3.650% due 02/01/26	1,770,000	1,797,492
4.900% due 02/01/46	1,350,000	1,455,272
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	630,008
5.375% due 01/15/20	220,000	239,977
Anthem Inc
3.125% due 05/15/22	150,000	150,102
3.700% due 08/15/21	80,000	82,726
Baxalta Inc 2.875% due 06/23/20	500,000	499,992
Becton Dickinson Co
3.734% due 12/15/24	130,000	133,047
4.685% due 12/15/44	90,000	93,603
Celgene Corp
3.550% due 08/15/22	90,000	92,320
3.875% due 08/15/25	320,000	324,734
5.000% due 08/15/45	200,000	208,346
5.250% due 08/15/43	60,000	63,409
Centene Corp
4.750% due 05/15/22	130,000	131,950
4.750% due 01/15/25	140,000	137,025
5.625% due 02/15/21	10,000	10,539
6.125% due 02/15/24	50,000	52,812
Constellation Brands Inc
4.250% due 05/01/23	90,000	93,770
4.750% due 11/15/24	240,000	255,960
6.000% due 05/01/22	80,000	90,627
Danone SA (France)
2.077% due 11/02/21 ~	440,000	427,353
2.589% due 11/02/23 ~	940,000	906,072
2.947% due 11/02/26 ~	840,000	800,486
DaVita Inc 5.000% due 05/01/25	440,000	433,950
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	620,000	623,521

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
DJO Finance LLC 8.125% due 06/15/21 ~	$250,000	$218,125
Ecolab Inc 4.350% due 12/08/21	130,000	140,508
Gilead Sciences Inc
3.650% due 03/01/26	230,000	233,148
3.700% due 04/01/24	350,000	359,177
4.150% due 03/01/47	300,000	285,064
4.750% due 03/01/46	40,000	41,404
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	181,389
HCA Inc
5.250% due 06/15/26	20,000	20,725
5.375% due 02/01/25	30,000	30,112
5.875% due 05/01/23	170,000	181,050
6.500% due 02/15/20	210,000	230,265
7.500% due 02/15/22	80,000	91,000
Humana Inc
3.150% due 12/01/22	110,000	109,938
4.625% due 12/01/42	110,000	105,731
Kraft Heinz Foods Co
3.500% due 06/06/22	400,000	407,049
3.950% due 07/15/25	130,000	131,757
4.875% due 02/15/25 ~	172,000	185,585
5.000% due 07/15/35	220,000	231,150
5.200% due 07/15/45	80,000	83,903
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	188,456
Medtronic Inc 3.500% due 03/15/25	770,000	792,696
Merck & Co Inc 2.750% due 02/10/25	210,000	206,143
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	310,000	327,081
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	328,955
5.500% due 01/15/42 ~	150,000	165,437
Philip Morris International Inc
2.500% due 08/22/22	500,000	489,069
4.500% due 03/20/42	80,000	81,666
Reynolds American Inc
3.250% due 06/12/20	81,000	83,017
5.850% due 08/15/45	1,190,000	1,411,752
6.150% due 09/15/43	30,000	36,264
8.125% due 06/23/19	120,000	136,923
Spectrum Brands Inc 5.750% due 07/15/25 ~	310,000	323,175
Tenet Healthcare Corp
6.750% due 06/15/23	10,000	8,825
8.125% due 04/01/22	110,000	104,335
Tyson Foods Inc 5.150% due 08/15/44	90,000	93,492
United Rentals North America Inc
5.500% due 07/15/25	120,000	122,850
5.875% due 09/15/26	90,000	93,038
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	82,799
3.875% due 10/15/20	230,000	242,155
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	110,000	93,500
5.875% due 05/15/23 ~	50,000	38,000
6.125% due 04/15/25 ~	110,000	83,050
7.500% due 07/15/21 ~	200,000	170,250
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	174,774

		26,729,121

	Principal Amount	Value
Energy - 3.8%

Anadarko Petroleum Corp
4.500% due 07/15/44	$200,000	$188,272
4.850% due 03/15/21	80,000	85,790
5.550% due 03/15/26	100,000	111,980
6.450% due 09/15/36	630,000	750,924
6.600% due 03/15/46	160,000	197,693
8.700% due 03/15/19	420,000	477,385
Apache Corp
3.250% due 04/15/22	30,000	30,476
4.250% due 01/15/44	400,000	395,119
4.750% due 04/15/43	80,000	82,558
5.100% due 09/01/40	190,000	199,122
Baker Hughes Inc
3.200% due 08/15/21	110,000	112,372
5.125% due 09/15/40	30,000	33,039
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	260,000	253,867
3.216% due 11/28/23	490,000	494,769
3.245% due 05/06/22	30,000	30,624
3.506% due 03/17/25	350,000	353,264
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	600,000	641,963
Chesapeake Energy Corp
5.750% due 03/15/23	50,000	47,250
6.125% due 02/15/21	230,000	225,400
Chevron Corp 2.954% due 05/16/26	570,000	560,545
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,129,485
Concho Resources Inc 5.500% due 04/01/23	120,000	124,956
ConocoPhillips 6.500% due 02/01/39	100,000	126,796
Devon Energy Corp
3.250% due 05/15/22	310,000	308,087
5.850% due 12/15/25	1,845,000	2,097,151
7.950% due 04/15/32	270,000	342,291
Ecopetrol SA (Colombia)
5.375% due 06/26/26	400,000	399,000
5.875% due 05/28/45	650,000	564,850
Ensco PLC 4.700% due 03/15/21	100,000	96,692
Enterprise Products Operating LLC 3.750% due 02/15/25	600,000	609,915
EOG Resources Inc 4.150% due 01/15/26	160,000	167,522
Exxon Mobil Corp
3.043% due 03/01/26	380,000	379,387
4.114% due 03/01/46	270,000	276,675
Genesis Energy LP 5.625% due 06/15/24	400,000	395,000
Halliburton Co 3.800% due 11/15/25	390,000	396,395
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	150,000	154,032
6.375% due 03/01/41	1,000,000	1,086,508
6.850% due 02/15/20	210,000	234,125
Kinder Morgan Inc
5.000% due 02/15/21 ~	400,000	426,126
5.625% due 11/15/23 ~	1,200,000	1,317,626
7.000% due 06/15/17	700,000	716,307
MPLX LP
4.875% due 12/01/24	230,000	236,931
5.500% due 02/15/23	250,000	260,100
Noble Energy Inc
5.250% due 11/15/43	200,000	204,090
8.250% due 03/01/19	435,000	488,673
Oasis Petroleum Inc 6.875% due 03/15/22	40,000	41,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
3.000% due 02/15/27	$200,000	$193,460
3.400% due 04/15/26	290,000	292,114
4.100% due 02/15/47	280,000	272,852
4.400% due 04/15/46	80,000	81,445
4.625% due 06/15/45	240,000	249,824
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	1,840,000	1,804,120
6.250% due 03/17/24	1,080,000	1,038,636
8.375% due 05/23/21	700,000	756,000
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	1,000,000	915,000
6.625% due 06/15/35	200,000	198,000
6.875% due 08/04/26 ~	370,000	391,275
Pride International Inc
6.875% due 08/15/20	30,000	32,175
8.500% due 06/15/19	70,000	78,400
QEP Resources Inc 6.875% due 03/01/21	150,000	160,125
Range Resources Corp 5.000% due 03/15/23 ~	310,000	307,675
Regency Energy Partners LP
5.000% due 10/01/22	800,000	847,906
5.500% due 04/15/23	700,000	726,250
5.875% due 03/01/22	230,000	253,052
Sabine Pass Liquefaction LLC 5.875% due 06/30/26 ~	900,000	973,125
Sanchez Energy Corp 7.750% due 06/15/21	20,000	20,450
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	190,000	193,974
4.000% due 12/21/25 ~	240,000	251,457
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	338,288
4.000% due 05/10/46	110,000	105,234
4.125% due 05/11/35	130,000	132,782
4.375% due 03/25/20	420,000	448,581
4.375% due 05/11/45	330,000	334,423
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	968,137
SM Energy Co 5.000% due 01/15/24	30,000	28,425
Statoil ASA (Norway) 3.125% due 08/17/17	50,000	50,572
The Williams Cos Inc
5.750% due 06/24/44	40,000	39,000
7.500% due 01/15/31	450,000	509,625
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26 ~	1,020,000	1,286,763
Western Gas Partners LP 5.450% due 04/01/44	200,000	206,361
Whiting Petroleum Corp
5.750% due 03/15/21	10,000	10,008
6.250% due 04/01/23	260,000	261,300
WPX Energy Inc 6.000% due 01/15/22	30,000	30,900

		32,640,046

Financial - 15.2%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	203,112
AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,550,000	1,582,938
4.625% due 07/01/22	160,000	165,200
Ally Financial Inc
2.750% due 01/30/17	1,000,000	1,000,375
3.600% due 05/21/18	800,000	808,000
8.000% due 11/01/31	460,000	535,863

	Principal Amount	Value
alstria office REIT-AG (Germany) 2.125% due 04/12/23	EUR 500,000	$552,751
American International Group Inc 3.750% due 07/10/25	$1,290,000	1,298,942
American Tower Corp REIT 5.900% due 11/01/21	500,000	559,952
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	300,275
Bank of America Corp
2.600% due 01/15/19	760,000	766,604
3.300% due 01/11/23	360,000	361,334
3.500% due 04/19/26	770,000	760,140
3.875% due 08/01/25	290,000	295,025
4.000% due 04/01/24	1,850,000	1,908,782
4.100% due 07/24/23	500,000	522,502
4.125% due 01/22/24	1,000,000	1,039,678
4.200% due 08/26/24	390,000	397,469
4.250% due 10/22/26	2,970,000	3,007,568
4.450% due 03/03/26	90,000	92,795
5.000% due 05/13/21	1,120,000	1,219,895
5.650% due 05/01/18	900,000	943,156
5.700% due 05/02/17	330,000	334,520
5.750% due 12/01/17	50,000	51,801
6.250% due 09/29/49 §	440,000	440,550
6.400% due 08/28/17	500,000	515,399
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	879,500
Barclays PLC (United Kingdom)
6.500% due 12/29/49 §	EUR 1,100,000	1,126,956
7.875% due 12/29/49 §	GBP 600,000	740,178
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,000,000	1,082,000
BNP Paribas SA (France) 2.375% due 09/14/17	350,000	352,373
BPCE SA (France) 5.700% due 10/22/23 ~	1,000,000	1,053,825
Chubb INA Holdings Inc
2.300% due 11/03/20	120,000	119,945
3.350% due 05/03/26	150,000	151,898
CIT Group Inc 5.000% due 08/01/23	400,000	414,000
Citigroup Inc
1.878% due 06/07/19 §	300,000	302,437
2.361% due 09/01/23 §	700,000	714,483
2.700% due 03/30/21	800,000	798,284
4.400% due 06/10/25	400,000	409,413
4.450% due 09/29/27	2,680,000	2,730,472
4.650% due 07/30/45	518,000	547,103
4.750% due 05/18/46	60,000	60,189
5.300% due 05/06/44	232,000	250,372
5.500% due 09/13/25	520,000	571,754
5.950% due 07/29/49 §	300,000	304,500
5.950% due 12/29/49 §	1,350,000	1,335,083
6.675% due 09/13/43	70,000	88,881
8.125% due 07/15/39	10,000	14,883
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	160,000	171,877
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26	1,000,000	980,772
4.375% due 08/04/25	880,000	903,426
4.625% due 12/01/23	290,000	305,227
6.875% due 03/19/20	EUR 300,000	372,632
11.000% due 12/29/49 § ~	$380,000	448,039
Credit Agricole SA (France)
7.875% due 12/29/49 § ~	600,000	608,307
8.125% due 09/19/33 § ~	400,000	431,650
8.375% due 10/29/49 § ~	300,000	330,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	$500,000	$492,633
3.800% due 09/15/22	800,000	807,242
3.800% due 06/09/23 ~	1,500,000	1,498,838
4.875% due 05/15/45	640,000	658,223
Deutsche Bank AG (Germany)
2.792% due 05/10/19 §	800,000	812,014
4.250% due 10/14/21 ~	1,200,000	1,204,813
ERP Operating LP REIT 3.375% due 06/01/25	200,000	198,663
GE Capital International Funding Co
2.342% due 11/15/20	383,000	382,332
3.373% due 11/15/25	485,000	492,917
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	197,078
HSBC Finance Corp 6.676% due 01/15/21	230,000	258,563
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	740,000	752,304
3.900% due 05/25/26	1,030,000	1,036,769
4.250% due 03/14/24	440,000	447,281
4.250% due 08/18/25	620,000	625,974
4.300% due 03/08/26	600,000	621,967
5.250% due 12/29/49 § ~	EUR 500,000	518,977
6.375% due 12/29/49 §	$500,000	493,125
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	483,650
International Lease Finance Corp
5.875% due 08/15/22	400,000	435,000
6.250% due 05/15/19	500,000	538,750
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	880,000	813,615
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	500,000	512,500
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,294,153
2.550% due 03/01/21	300,000	298,944
2.700% due 05/18/23	1,400,000	1,369,409
3.875% due 09/10/24	580,000	587,126
3.900% due 07/15/25	500,000	514,022
4.125% due 12/15/26	520,000	531,031
4.250% due 10/01/27	120,000	123,363
4.350% due 08/15/21	290,000	310,157
4.950% due 06/01/45	350,000	373,359
7.900% due 12/29/49 §	300,000	311,025
Kimco Realty Corp 2.700% due 03/01/24	900,000	861,495
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	30,123
Lifestorage LP REIT 3.500% due 07/01/26	800,000	768,238
Lloyds Banking Group PLC (United Kingdom)
4.500% due 11/04/24	610,000	619,497
7.875% due 12/29/49 §	GBP 600,000	783,832
MetLife Inc 4.750% due 02/08/21	$230,000	250,055
Morgan Stanley
2.450% due 02/01/19	800,000	805,610
3.125% due 07/27/26	1,000,000	955,901
5.950% due 12/28/17	320,000	333,123
Nasdaq Inc 3.850% due 06/30/26	800,000	795,143
Navient Corp 8.000% due 03/25/20	330,000	366,927
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	859,640

	Principal Amount	Value
Nordea Kredit Realkredita 1.000% due 10/01/17	$16,200,000	$2,320,780
2.000% due 10/01/17	6,400,000	922,136
Nykredit Realkredit AS (Denmark)
1.000% due 07/01/17	DKK 14,800,000	2,110,307
1.000% due 10/01/17	32,500,000	4,649,168
2.000% due 04/01/17	6,400,000	911,274
2.000% due 10/01/17	3,200,000	461,033
Quicken Loans Inc 5.750% due 05/01/25 ~	$190,000	185,725
Realkredit Danmark AS (Denmark)
1.000% due 04/01/17	DKK 20,600,000	2,927,242
1.000% due 01/01/18	43,500,000	6,251,558
2.000% due 04/01/17	48,200,000	6,865,898
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23	EUR 600,000	644,422
3.875% due 09/12/23	$1,400,000	1,344,809
5.125% due 05/28/24	1,700,000	1,695,733
6.125% due 12/15/22	160,000	170,164
Santander Holdings USA Inc 2.380% due 11/24/17 §	1,300,000	1,311,313
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 10/16/20	1,100,000	1,092,290
2.875% due 08/05/21	1,000,000	978,755
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	402,917
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	710,335
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	100,000	108,219
6.850% due 12/16/39 ~	200,000	259,632
The Depository Trust & Clearing Corp 4.875% due 12/29/49 § ~	250,000	255,000
The Goldman Sachs Group Inc
2.163% due 09/15/20 §	500,000	504,924
3.500% due 01/23/25	700,000	691,013
3.500% due 11/16/26	330,000	323,902
3.750% due 05/22/25	2,300,000	2,307,063
3.850% due 07/08/24	740,000	755,706
4.250% due 10/21/25	2,980,000	3,028,693
4.750% due 10/21/45	700,000	739,521
5.150% due 05/22/45	310,000	326,638
5.250% due 07/27/21	620,000	679,614
6.250% due 02/01/41	550,000	682,930
6.450% due 05/01/36	30,000	35,806
The Royal Bank of Scotland NV (Netherlands)
4.650% due 06/04/18	70,000	71,176
6.934% due 04/09/18	EUR 200,000	226,249
9.500% due 03/16/22 § ~	$500,000	508,303
UBS AG (Switzerland) 7.625% due 08/17/22	400,000	454,500
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	1,000,000	1,000,671
4.125% due 09/24/25 ~	1,420,000	1,448,071
US Capital Funding II Ltd (Cayman) 1.636% due 08/01/34 § ~	600,000	432,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22	EUR 600,000	680,930
Visa Inc
3.150% due 12/14/25	$760,000	763,145
4.300% due 12/14/45	700,000	739,178
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	657,290

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co
2.117% due 10/31/23 §	$2,000,000	$2,026,342
3.000% due 10/23/26	970,000	923,411
3.450% due 02/13/23	110,000	110,376
4.300% due 07/22/27	2,640,000	2,714,686
4.400% due 06/14/46	90,000	86,171
4.600% due 04/01/21	1,310,000	1,407,300
4.650% due 11/04/44	60,000	59,077
4.750% due 12/07/46	350,000	354,120
4.900% due 11/17/45	830,000	852,853
5.606% due 01/15/44	350,000	396,715
5.875% due 12/29/49 §	60,000	63,069

		129,321,245

Industrial - 1.1%

Ardagh Packaging Finance PLC (Ireland) 3.963% due 12/15/19 § ~	300,000	305,250
Caterpillar Financial Services Corp 1.931% due 10/01/21 ~	220,000	212,353
Eaton Corp
1.500% due 11/02/17	10,000	10,010
2.750% due 11/02/22	810,000	802,406
4.150% due 11/02/42	180,000	176,292
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	238,625
General Electric Co
3.150% due 09/07/22	187,000	190,920
4.500% due 03/11/44	210,000	225,523
5.300% due 02/11/21	480,000	532,221
5.875% due 01/14/38	40,000	50,358
6.000% due 08/07/19	132,000	145,832
6.875% due 01/10/39	798,000	1,125,513
Harris Corp 5.054% due 04/27/45	140,000	148,098
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	515,142
John Deere Capital Corp 1.700% due 01/15/20	$100,000	98,834
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,225
3.550% due 01/15/26	420,000	429,336
4.500% due 05/15/36	70,000	74,543
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	1,800,000	1,931,938
Raytheon Co 3.125% due 10/15/20	160,000	165,145
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	100,000	101,750
5.750% due 10/15/20	200,000	206,500
Spirit AeroSystems Inc 3.850% due 06/15/26	600,000	592,249
The Boeing Co 4.875% due 02/15/20	630,000	684,799
United Technologies Corp
4.500% due 04/15/20	210,000	226,584
4.500% due 06/01/42	70,000	74,958
Waste Management Inc 3.500% due 05/15/24	240,000	247,554

		9,532,958

Technology - 0.6%

Apple Inc
2.450% due 08/04/26	620,000	581,739
2.850% due 05/06/21	300,000	306,951
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	710,000	725,006
4.420% due 06/15/21 ~	780,000	807,217
5.450% due 06/15/23 ~	500,000	530,533
7.125% due 06/15/24 ~	410,000	455,242

	Principal Amount	Value
First Data Corp
5.000% due 01/15/24 ~	$390,000	$393,537
7.000% due 12/01/23 ~	220,000	234,850
Intel Corp
3.700% due 07/29/25	120,000	126,541
4.900% due 07/29/45	70,000	78,340
KLA-Tencor Corp 4.650% due 11/01/24	60,000	63,544
Micron Technology Inc 5.625% due 01/15/26 ~	20,000	19,925
Microsoft Corp
2.400% due 08/08/26	1,120,000	1,058,384
3.450% due 08/08/36	20,000	19,014

		5,400,823

Utilities - 1.2%

Berkshire Hathaway Energy Co 6.500% due 09/15/37	260,000	338,971
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	71,196
Dynegy Inc
6.750% due 11/01/19	700,000	715,750
7.375% due 11/01/22	200,000	192,000
7.625% due 11/01/24	100,000	92,750
Emera US Finance LP (Canada) 2.700% due 06/15/21 ~	800,000	791,993
Entergy Corp 4.000% due 07/15/22	800,000	836,686
FirstEnergy Corp
4.250% due 03/15/23	410,000	424,005
7.375% due 11/15/31	1,410,000	1,818,540
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	818,000
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,116,866
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	158,850
6.050% due 03/01/34	750,000	939,948
Progress Energy Inc 4.400% due 01/15/21	60,000	63,634
PSEG Power LLC 3.000% due 06/15/21	600,000	601,931
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	206,406

		10,187,526

Total Corporate Bonds & Notes (Cost $264,990,511)		261,437,399

SENIOR LOAN NOTES - 2.5%

Communications - 0.5%

Charter Communications Operating LLC Term I 3.500% due 01/15/24 § ¥	873,747	879,268
CSC Holdings LLC 3.876% due 10/11/24 §	369,344	373,904
Level 3 Financing Inc Tranche B-II 3.500% due 05/31/22 §	600,000	606,313
T-Mobile USA Inc 3.520% due 11/09/22 § ¥	761,820	771,479
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	497,338	500,274
UPC Financing Partnership 4.080% due 08/31/24 §	540,000	546,143
Virgin Media Bristol LLC Term I (1st Lien) due 01/31/25 ¥	458,463	461,137

		4,138,518

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 1.0%

American Airlines Inc 3.256% due 06/27/20 §	$560,000	$563,544
American Builders & Contractors Supply Co Inc 3.520% due 10/31/23 §	500,000	505,581
Aristocrat Leisure Ltd Term B-1 (Australia) 3.631% due 10/20/21 §	467,290	472,780
Boyd Gaming Corp Term B-2 3.000% due 09/15/23 §	279,300	282,442
Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	312,421	313,632
CWGS Group LLC 4.500% due 11/08/23 §	430,000	434,166
Dollar Tree Inc Term B-3 3.250% due 07/06/22 §	185,267	187,197
Hilton Worldwide Finance LLC Term B-2 3.256% due 10/25/23 § ¥	538,648	545,526
Landry’s Inc Term B 4.000% due 10/04/23 §	270,000	273,308
Lions Gate Entertainment Corp Term B 3.750% due 12/08/23 §	270,000	271,981
Michaels Stores Inc Term B-1 3.750% due 01/30/23 §	1,057,093	1,069,174
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	557,151	562,607
Party City Holdings Inc 4.210% due 08/19/22 §	515,191	519,337
Petco Animal Supplies Inc Tranche B-1 5.000% due 01/26/23 §	1,556,080	1,570,020
Petsmart Inc Tranche B-2 4.000% due 03/11/22 §	498,734	501,199
Station Casinos Inc Term B 3.750% due 05/31/23 §	497,500	504,067

		8,576,561

Consumer, Non-Cyclical - 0.4%

Air Medical Group Holdings Inc 4.250% due 04/28/22 §	557,172	556,336
Albertson’s LLC Term B-4 3.770% due 08/25/21 §	418,950	424,493
Term B-6 4.061% due 06/22/23 §	140,000	142,213
Catalent Pharma Solutions Inc 4.250% due 05/20/21 §	348,711	351,399
HCA Inc Tranche B-7 3.520% due 02/15/24 §	546,630	553,219
Multiplan Inc 5.000% due 06/07/23 §	522,170	532,240
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	646,717	653,993
Prime Security Services Borrower LLC Term B-1 (1st Lien) 4.250% due 05/02/22 §	540,000	548,944

		3,762,837

Financial - 0.2%

Flying Fortress Inc Term B (1st Lien) 3.250% due 10/30/22 §	500,000	503,750
MGM Growth Properties Operating Partnership LP Term B 3.520% due 04/25/23 §	557,193	562,155
RPI Finance Trust Term B-5 3.498% due 10/14/22 § ¥	656,471	664,618

		1,730,523

	Principal Amount	Value
Industrial - 0.3%

B/E Aerospace Inc Term B 3.893% due 12/16/21 §	$560,000	$563,584
Berry Plastics Corp Term H 3.750% due 10/01/22 §	474,934	479,862
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 § ¥	610,750	618,176
XPO Logistics Inc 4.250% due 11/01/21 §	406,396	412,086
Zebra Tech 3.446% due 10/27/21 §	503,850	509,903

		2,583,611

Technology - 0.1%

First Data Corp 3.756% due 03/24/21 § ¥	522,707	528,479

		528,479

Total Senior Loan Notes (Cost $21,219,221)		21,320,529

MORTGAGE-BACKED SECURITIES - 42.8%

Collateralized Mortgage Obligations - Commercial - 4.3%

BAMLL Commercial Mortgage Securities Trust 2.439% due 12/15/33 § ~	400,000	401,806
BAMLL Re-REMIC Trust 5.793% due 07/10/17 § ~	1,812,145	1,189,530
Banc of America Commercial Mortgage Trust 5.648% due 04/10/49 §	810,000	773,230
BBCCRE Trust 4.715% due 08/10/33 § ~	320,000	274,660
Bcrr Trust 5.858% due 07/17/40 § ~	273,893	273,881
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	172,004	175,717
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	45,809	39,934
CGBAM Commercial Mortgage Trust 7.920% due 11/15/21 § ~	1,840,000	1,863,149
Citigroup Commercial Mortgage Trust
3.110% due 04/10/48 ~	150,000	104,623
3.172% due 09/10/58	350,000	247,355
4.017% due 10/10/47	270,000	280,348
Commercial Mortgage Trust
4.239% due 11/10/47	160,000	164,940
4.353% due 02/10/48 §	90,000	85,450
5.543% due 12/11/49 § ~	186,291	186,141
Core Industrial Trust 3.849% due 02/10/34 § ~	400,000	387,767
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	151,494	145,115
CSAIL Commercial Mortgage Trust 4.300% due 04/15/50 §	1,060,000	1,066,377
CSMC Trust
3.953% due 09/15/37 ~	400,000	408,680
4.373% due 09/15/37 ~	900,000	732,560
5.204% due 03/15/28 § ~	390,000	382,519
6.440% due 08/15/22 § ~	1,500,000	1,447,580
DBRR Trust 5.707% due 06/17/49 ~	690,966	693,572
Fannie Mae
2.499% due 09/25/26	570,000	542,164
2.711% due 06/25/25 §	70,000	69,203
Fannie Mae (IO) 0.383% due 10/25/24 §	12,156,136	296,634
FORT CRE LLC 2.244% due 05/21/36 § ~	1,043,870	1,043,664

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.580% due 08/25/19 §	$23,686,999	$243,879
FREMF Mortgage Trust 3.636% due 08/25/48 § ~	305,000	247,928
GE Commercial Mortgage Co 5.677% due 12/10/49 §	200,000	128,315
Government National Mortgage Association (IO)
0.521% due 01/16/53 §	13,514,724	532,099
0.675% due 04/16/47 §	5,479,400	257,596
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	618,654
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	407,585
4.423% due 11/10/48 §	720,000	722,136
5.622% due 11/10/39	220,000	190,014
Hudson Yards Mortgage Trust 2.734% due 08/10/38 ~	540,000	521,120
JP Morgan Chase Commercial Mortgage Securities Trust
2.804% due 08/15/27 § ~	210,000	210,211
2.870% due 08/15/49	700,000	680,079
2.962% due 10/05/28 ~	500,000	502,902
2.984% due 11/15/31 § ~	490,000	480,802
4.004% due 08/15/27 § ~	120,000	119,905
4.572% due 07/15/47 §	380,000	377,489
5.411% due 05/15/47	1,760,000	1,258,567
5.438% due 01/15/49 ~	470,000	185,835
5.502% due 06/12/47 §	590,000	489,811
5.713% due 02/12/49 §	1,090,000	888,078
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 § ~	680,000	405,018
4.409% due 08/15/46 §	1,170,000	1,252,350
4.618% due 08/15/48 §	610,000	603,602
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 §	425,198	435,756
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 § ~	841,455	841,578
3.127% due 04/20/48 § ~	850,000	855,664
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	210,000	180,962
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/48	1,000,000	1,010,082
3.720% due 12/15/49	550,000	564,344
Morgan Stanley Capital I Trust
2.782% due 08/15/49	540,000	521,530
3.402% due 07/13/29 § ~	600,000	614,951
3.446% due 07/13/29 § ~	700,000	714,294
5.902% due 06/11/49 §	670,000	619,476
Motel 6 Trust 5.000% due 02/05/30 ~	700,000	677,158
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43	157,583	157,409
Waterfall Commercial Mortgage 4.104% due 09/14/22 § ~	894,432	874,932
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	2,670,000	2,556,360
3.184% due 04/15/50	340,000	340,193
3.848% due 05/15/48 §	380,000	358,283
4.296% due 07/15/46 §	290,000	309,848
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 ~	770,000	476,915
WFRBS Commercial Mortgage Trust (IO) 1.367% due 03/15/44 § ~	5,290,180	227,086

		36,937,395

Collateralized Mortgage Obligations - Residential - 6.5%

Alternative Loan Trust
0.926% due 07/25/46 §	785,967	699,306
0.966% due 05/25/35 §	403,073	336,976
3.134% due 06/25/37 §	235,187	210,670

	Principal Amount	Value
American Home Mortgage Investment Trust 6.200% due 06/25/36 §	$2,627,798	$1,188,494
Banc of America Funding Corp 0.774% due 03/27/36 § ~	2,433,516	1,413,795
Banc of America Funding Trust
0.883% due 09/29/36 § ~	3,416,725	1,536,810
2.778% due 09/26/45 § ~	2,760,000	1,769,871
3.027% due 05/25/35 §	45,564	46,670
BCAP LLC Trust
0.992% due 03/28/37 § ~	2,469,937	2,380,324
2.967% due 08/26/35 § ~	2,447,099	1,813,179
5.086% due 03/26/37 § ~	61,274	59,149
Bear Stearns Adjustable Rate Mortgage Trust
3.044% due 08/25/33 §	54,207	54,093
3.343% due 10/25/36 §	18,679	16,000
3.356% due 01/25/35 §	727,554	718,482
Bear Stearns ALT-A Trust
2.993% due 05/25/35 §	32,101	31,051
3.112% due 11/25/36 §	69,970	51,368
Chase Mortgage Finance Trust
3.167% due 02/25/37 §	491,352	494,584
3.180% due 09/25/36 §	125,220	111,582
ChaseFlex Trust 0.906% due 08/25/37 §	647,837	513,553
Chevy Chase Funding LLC
1.006% due 08/25/35 § ~	35,413	31,869
1.015% due 05/25/35 § ~	1,284,944	935,668
Citigroup Mortgage Loan Trust Inc
2.760% due 09/25/35 §	22,315	23,093
5.453% due 06/27/37 § ~	2,000,000	1,978,642
CitiMortgage Alternative Loan Trust (IO) 4.844% due 05/25/37 §	6,292,868	1,013,346
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	516,659	512,884
Countrywide Home Loan Mortgage Pass-Through Trust 1.396% due 03/25/35 §	15,371	13,052
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	76,820	62,028
CSMC Trust 1.084% due 11/30/37 § ~	5,370,000	3,297,497
Downey Saving & Loan Association Mortgage Loan Trust 0.916% due 04/19/47 §	147,235	56,511
Eurosail-UK PLC (United Kingdom)
1.327% due 06/13/45 §	GBP 534,412	629,808
1.327% due 06/13/45 § ~	916,134	1,079,670
Fannie Mae
0.983% due 09/25/46 §	$1,735,012	1,731,802
2.125% due 11/25/23 §	76,093	77,558
5.500% due 04/25/35	515,687	571,763
Fannie Mae (IO)
3.000% due 02/25/33	814,567	113,843
4.000% due 03/25/43	676,847	110,098
4.000% due 04/25/43	2,426,853	381,769
5.244% due 11/25/45 §	2,489,911	520,369
5.344% due 09/25/46 §	830,264	148,358
5.344% due 09/25/46 §	936,935	169,666
Fannie Mae Connecticut Avenue Securities
2.106% due 01/25/29 §	1,341,231	1,344,606
5.006% due 01/25/29 §	2,500,000	2,595,391
6.756% due 09/25/28 §	1,260,000	1,409,861
Freddie Mac 8.000% due 04/15/30	110,262	126,136
Freddie Mac (IO)
3.500% due 04/15/43	1,429,489	212,900
4.000% due 04/15/43	656,447	106,246
5.396% due 08/15/44 §	406,402	92,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
4.756% due 08/25/24 §	$540,000	$562,712
4.856% due 08/25/24 §	760,000	805,276
5.506% due 10/25/24 §	1,140,000	1,238,556
Government National Mortgage Association
1.130% due 07/20/65 §	870,025	857,808
1.330% due 06/20/66 §	701,585	698,624
1.330% due 07/20/66 §	1,399,438	1,393,579
3.753% due 09/20/66 §	1,002,202	1,113,641
4.500% due 11/16/45	546,638	115,291
5.333% due 10/16/46 §	288,942	66,760
Government National Mortgage Association (IO)
4.000% due 11/20/44	1,711,942	309,822
5.411% due 02/20/46 §	2,256,568	476,894
Great Hall Mortgages PLC (United Kingdom) 1.123% due 06/18/39 § ~	435,075	417,220
GSR Mortgage Loan Trust
6.000% due 11/25/35	1,043,288	952,451
6.000% due 07/25/37	634,615	577,396
HarborView Mortgage Loan Trust
0.906% due 12/19/36 §	342,058	256,487
0.916% due 05/25/38 §	508,077	393,125
1.176% due 05/19/35 §	464,316	391,513
3.229% due 02/25/36 §	138,447	113,681
3.376% due 08/19/36 §	294,535	239,902
JP Morgan Mortgage Trust
3.086% due 07/25/35 §	86,194	85,871
5.750% due 01/25/36	22,192	18,785
Ludgate Funding PLC (United Kingdom) 0.530% due 01/01/61 § ~	GBP 615,860	703,284
Merrill Lynch Mortgage Investors Trust 2.943% due 11/25/35 §	$1,515,073	1,502,628
Morgan Stanley Resecuritization Trust 1.251% due 12/26/46 § ~	1,780,786	1,089,080
Nomura Resecuritization Trust
0.724% due 10/26/36 § ~	3,230,366	1,676,216
9.481% due 06/26/35 § ~	1,984,766	1,865,902
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,874,127	1,759,567
RBSSP Resecuritization Trust 2.815% due 12/25/35 § ~	346,324	348,344
Reperforming Loan REMIC Trust
1.096% due 06/25/35 § ~	51,780	46,208
1.096% due 01/25/36 § ~	317,837	280,405
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.006% due 08/25/32 §	32,849	32,386
WaMu Mortgage Pass-Through Certificates Trust
1.933% due 08/25/42 §	2,436	2,334
4.211% due 02/25/37 §	244,264	230,961
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/36 §	276,142	269,891
3.033% due 04/25/35 §	1,106,415	1,113,212
3.035% due 12/25/34 §	34,966	35,292
3.083% due 04/25/36 §	31,116	30,693

		54,865,147

Fannie Mae - 25.3%

1.774% due 10/01/44 §	22,269	22,691
2.310% due 08/01/22	500,000	496,462
2.500% due 01/01/32	2,000,000	2,002,356
2.610% due 09/01/35 §	72,148	76,109
2.810% due 04/01/25	30,000	29,798
2.940% due 11/01/34 §	61,403	65,135
3.000% due 09/01/21	1,406,740	1,444,964
3.000% due 09/01/28	467,028	479,910
3.000% due 01/01/32	4,100,000	4,206,100
3.000% due 06/01/46	5,177,913	5,148,708
3.000% due 11/01/46	697,897	693,815

	Principal Amount	Value
3.000% due 01/01/47	$4,700,000	$4,666,057
3.000% due 02/01/47	36,000,000	35,685,169
3.114% due 11/01/32 §	57,369	60,828
3.317% due 12/01/35 §	8,463	8,645
3.500% due 09/01/42	144,287	148,769
3.500% due 01/01/43	2,613,958	2,692,100
3.500% due 12/01/45	279,648	287,373
3.500% due 12/01/45	1,633,779	1,675,279
3.500% due 01/01/46	282,194	290,206
3.500% due 01/01/46	276,695	284,340
3.500% due 03/01/46	7,176,295	7,392,776
3.500% due 01/01/47	9,000,000	9,219,403
3.500% due 02/01/47	48,000,000	49,097,025
4.000% due 08/01/18	76,895	79,159
4.000% due 09/01/18	418,216	430,544
4.000% due 12/01/18	107,054	110,180
4.000% due 03/01/25	153,922	162,567
4.000% due 04/01/25	189,899	200,604
4.000% due 06/01/25	88,686	92,938
4.000% due 07/01/25	105,417	111,353
4.000% due 09/01/25	183,919	190,550
4.000% due 09/01/25	173,947	183,778
4.000% due 12/01/25	43,478	44,815
4.000% due 04/01/26	281,395	295,189
4.000% due 04/01/26	324,923	334,916
4.000% due 06/01/26	38,514	40,729
4.000% due 08/01/26	202,465	213,075
4.000% due 06/01/29	33,955	35,947
4.000% due 11/01/30	94,555	100,119
4.000% due 09/01/41	689,292	740,527
4.000% due 04/01/42	3,029,024	3,219,534
4.000% due 11/01/42	1,073,308	1,138,279
4.000% due 05/01/43	2,601,110	2,757,263
4.000% due 01/01/45	239,452	253,380
4.000% due 01/01/47	800,000	840,703
4.000% due 02/01/47	41,000,000	43,028,347
4.309% due 12/01/36 §	6,402	6,723
4.500% due 07/01/18	64,266	66,072
4.500% due 04/01/19	15,558	16,022
4.500% due 06/01/24	110,241	116,581
4.500% due 08/01/24	189,900	199,831
4.500% due 01/01/25	32,170	33,773
4.500% due 06/01/25	124,252	127,744
4.500% due 06/01/26	54,901	56,444
4.500% due 12/01/40	75,724	81,809
4.500% due 06/01/41	11,284	12,187
4.500% due 08/01/43	50,966	55,002
4.500% due 02/01/44	902,584	970,867
4.500% due 03/01/44	446,376	480,146
4.500% due 07/01/44	515,675	559,513
4.500% due 10/01/44	3,128,569	3,392,270
4.500% due 01/01/45	241,882	262,249
4.500% due 01/01/45	322,345	351,477
4.500% due 01/01/45	2,093,894	2,272,219
4.500% due 02/01/45	1,734,448	1,882,238
4.500% due 02/01/45	909,996	992,235
4.500% due 01/01/47	5,000,000	5,376,781
4.500% due 02/01/47	8,000,000	8,593,162
5.000% due 02/01/25	138,887	151,250
5.000% due 02/01/27	13,087	14,253
5.000% due 06/01/27	1,997	2,175
5.000% due 08/01/27	1,168	1,272
5.000% due 02/01/35	27,679	30,333
5.000% due 07/01/37	15,274	16,633
5.000% due 08/01/38	2,408,247	2,643,177
5.000% due 08/01/40	6,814	7,426
5.000% due 01/01/47	1,500,000	1,633,884
5.500% due 12/01/20	3,673	3,795
5.500% due 07/01/21	5,152	5,398
5.500% due 08/01/21	45,639	46,630
5.500% due 10/01/21	39,418	41,648
5.500% due 12/01/21	4,484	4,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
5.500% due 04/01/22	$25,521	$27,247
5.500% due 05/01/22	51,908	54,613
5.500% due 05/01/22	59,245	63,166
5.500% due 07/01/22	8,064	8,681
5.500% due 06/01/23	11,924	13,249
5.500% due 06/01/23	23,645	25,296
5.500% due 09/01/23	41,512	44,252
5.500% due 02/01/24	15,334	17,047
5.500% due 01/01/28	188,254	209,168
5.500% due 03/01/28	4,696	5,222
5.500% due 06/01/30	390,111	435,227
5.500% due 11/01/32	106,808	119,709
5.500% due 01/01/34	3,617	4,019
5.500% due 02/01/34	18,251	20,464
5.500% due 03/01/34	3,925	4,405
5.500% due 04/01/34	1,280	1,435
5.500% due 04/01/34	134,601	150,996
5.500% due 02/01/35	31,581	35,391
5.500% due 02/01/35	17,585	19,728
5.500% due 05/01/35	27,987	31,393
5.500% due 05/01/35	182,221	204,198
5.500% due 06/01/35	33,313	37,268
5.500% due 07/01/35	22,950	25,754
5.500% due 07/01/35	299,095	334,725
5.500% due 08/01/35	52,009	58,167
5.500% due 10/01/35	330,752	368,740
5.500% due 11/01/35	173,841	193,213
5.500% due 12/01/35	46,087	51,207
5.500% due 01/01/36	7,545	8,456
5.500% due 07/01/36	24,069	26,976
5.500% due 09/01/36	28,406	31,873
5.500% due 11/01/36	5,803	6,507
5.500% due 08/01/39	15,248	16,942
6.000% due 02/01/33	6,699	7,585
6.000% due 06/01/36	719	815
6.000% due 06/01/36	10,876	12,364
6.000% due 08/01/36	1,518	1,718
6.000% due 09/01/36	20,277	22,980
6.000% due 09/01/36	5,736	6,504
6.000% due 06/01/37	95,986	110,099
6.000% due 09/01/37	65,846	75,530
6.000% due 10/01/39	191,911	217,460
6.000% due 06/01/40	47,179	53,527
6.500% due 03/01/17	263	263

		214,449,927

Freddie Mac - 4.1%

2.594% due 09/01/35 §	11,747	12,345
2.766% due 04/01/32 §	13,346	14,043
2.848% due 11/01/31 §	4,034	4,278
2.954% due 06/01/35 §	93,403	99,172
3.000% due 01/01/47	23,600,000	23,420,124
3.120% due 09/01/35 §	67,804	72,706
3.500% due 10/01/42	379,729	391,063
3.500% due 03/01/43	607,428	625,536
3.500% due 02/01/44	165,935	170,888
3.500% due 03/01/45	599,054	616,938
3.500% due 01/01/47	3,600,000	3,684,161
3.500% due 02/01/47	2,000,000	2,043,709
4.000% due 12/01/42	832,598	878,873
4.000% due 02/01/47	1,000,000	1,048,394
4.500% due 11/01/44	212,296	230,060
5.500% due 03/01/23	3,947	4,374
5.500% due 04/01/38	149,652	167,788
5.500% due 04/01/38	225,574	251,664
5.500% due 06/01/38	86,940	97,041
5.500% due 07/01/38	35,433	39,534
5.500% due 12/01/38	36,241	40,554
5.500% due 01/01/39	290,009	323,916
5.500% due 03/01/39	130,843	145,342

	Principal Amount	Value
5.500% due 05/01/40	$10,205	$11,373
6.000% due 12/01/22	7,245	8,190
6.000% due 03/01/23	20,662	23,355

		34,425,421

Government National Mortgage Association - 2.6%

3.000% due 01/20/47	7,900,000	7,993,837
3.500% due 01/20/47	10,100,000	10,492,669
3.500% due 02/20/47	2,000,000	2,074,631
4.000% due 02/20/47	1,000,000	1,059,955
5.000% due 10/15/38	235,819	260,050
5.000% due 12/15/38	169,866	187,614
5.000% due 03/15/39	255,658	282,158
5.000% due 04/15/39	9,505	10,489

		22,361,403

Total Mortgage-Backed Securities (Cost $365,217,439)		363,039,293

ASSET-BACKED SECURITIES - 6.5%

Aegis Asset Backed Securities Trust 1.656% due 10/25/34 §	881,402	828,190
Ameriquest Mortgage Securities Trust 1.386% due 01/25/36 §	2,010,000	1,297,614
ARES CLO Ltd (Cayman)
2.100% due 01/17/24 ~	900,000	899,555
2.308% due 10/12/23 ~	700,000	699,783
Argent Securities Inc
1.576% due 02/25/34 §	923,708	849,125
1.881% due 11/25/34 §	469,638	401,178
Asset-Backed Funding Certificates Trust 1.456% due 06/25/34 §	78,711	74,973
Basic Asset Backed Securities Trust 1.066% due 04/25/36 §	2,000,000	1,862,958
Bear Stearns Asset Backed Securities I Trust
0.956% due 12/25/36 §	322,869	309,586
0.996% due 12/25/36 §	1,367,854	674,019
1.006% due 08/25/36 §	6,686,755	3,367,320
1.761% due 06/25/35 §	300,000	279,149
Bosphorus CLO (Ireland) 0.838% due 11/10/23 § ~	EUR 174,578	183,823
Bravo Mortgage Asset Trust 0.996% due 07/25/36 § ~	$938,990	918,002
Business Loan Express Business Loan Trust 1.186% due 02/25/31 § ~	244,885	220,956
Chapel BV (Netherlands) 0.348% due 11/17/64 § ~	EUR 89,596	93,066
CIFC Funding Ltd (Cayman) 2.177% due 08/14/24 ~	$962,975	961,620
Citigroup Mortgage Loan Trust
0.926% due 05/25/37 §	309,521	304,672
1.206% due 11/25/45 § ~	3,700,000	3,466,887
Citigroup Mortgage Loan Trust Inc 2.406% due 07/25/37 §	1,122,000	1,023,470
Community Funding CLO (Cayman) 5.750% due 11/01/27 § ~	660,000	617,549
Countrywide Asset-Backed Certificates
0.886% due 04/25/46 §	708,033	571,114
1.106% due 05/25/46 § ~	384,860	374,011
1.156% due 06/25/36 §	500,000	421,176
First Franklin Mortgage Loan Trust 1.416% due 05/25/36 §	1,000,000	986,342
GSAA Home Equity Trust
0.856% due 03/25/37 §	621,877	336,496
6.000% due 08/25/47	877,053	815,442
HERO Funding Trust 3.990% due 09/21/40 ~	333,286	334,476
Hillmark Funding Ltd (Cayman) 1.161% due 05/21/21 § ~	244,343	243,523
Home Equity Asset Trust 1.656% due 11/25/34 §	807,220	793,682

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Lockwood Grove CLO Ltd (Cayman) 2.330% due 04/25/25 § ~	$1,100,000	$1,101,297
Long Beach Mortgage Loan Trust
0.906% due 09/25/36 §	221,324	147,097
0.911% due 08/25/36 §	768,160	456,292
1.056% due 02/25/36 §	1,367,336	922,480
Malin CLO BV (Netherlands) 0.000% due 05/07/23 § ~	EUR 86,397	90,912
Mastr Asset Backed Securities 0.976% due 10/25/36 §	$730,715	333,795
Merrill Lynch Mortgage Investors Trust 0.744% due 04/25/37 §	498,002	279,584
Morgan Stanley Home Equity Loan Trust
0.856% due 12/25/36 §	1,188,945	672,286
0.896% due 12/25/36 §	938,487	533,696
0.926% due 04/25/37 §	1,161,091	727,878
National Collegiate Student Loan Trust 1.106% due 03/25/33 §	2,920,000	2,393,384
Neuberger Berman CLO Ltd (Cayman) 2.182% due 07/25/23 § ~	664,354	665,292
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	1,300,000	1,310,656
Option One Mortgage Loan Trust
0.886% due 07/25/37 §	1,156,534	740,432
1.246% due 11/25/35 §	6,230,000	3,452,062
Palmer Square CLO Ltd (Cayman) 2.280% due 10/17/25 § ~	700,000	700,024
Residential Asset Securities 1.406% due 09/25/35 §	1,100,000	900,828
SBA Small Business Investment Cos 2.517% due 03/10/25	107,773	108,894
Securitized Asset-Backed Receivables LLC Trust
0.886% due 05/25/37 §	94,476	73,309
0.896% due 05/25/36 §	206,004	122,841
SLM Student Loan Trust
0.992% due 07/26/21 §	1,130,000	1,078,260
1.156% due 03/25/25 §	769,458	749,949
2.532% due 07/25/22 §	691,501	696,070
2.582% due 07/25/23 §	681,046	685,426
SMB Private Education Loan Trust
1.854% due 05/15/26 § ~	2,000,000	2,015,776
2.204% due 04/15/32 § ~	550,000	561,684
3.050% due 05/15/26 ~	1,840,000	1,864,696
SoFi Professional Loan Program LLC 2.006% due 08/25/32 § ~	336,638	339,011
Structured Asset Investment Loan Trust
1.206% due 05/25/37 § ~	1,000,000	837,171
1.491% due 08/25/35 §	1,127,072	1,103,356
THL Credit Wind River CLO Ltd (Cayman)
2.322% due 01/18/26 § ~	2,500,000	2,500,127
2.330% due 07/15/26 § ~	1,500,000	1,498,853
US Residential Opportunity Fund 3.475% due 07/27/36 § ~	950,123	948,469

Total Asset-Backed Securities (Cost $52,288,434)		54,821,644

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae
2.173% due 10/09/19	2,680,000	2,542,347
6.625% due 11/15/30	1,500,000	2,085,956
Freddie Mac 1.000% due 09/29/17	2,680,000	2,682,793
Tennessee Valley Authority 5.250% due 09/15/39	500,000	628,225

Total U.S. Government Agency Issues (Cost $7,938,326)		7,939,321

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 23.9%

U.S. Treasury Bonds - 8.8%

2.250% due 08/15/46	$23,130,000	$19,399,386
2.500% due 02/15/45	800,000	711,117
2.500% due 02/15/46	900,000	798,001
2.750% due 08/15/42	1,400,000	1,320,235
2.750% due 11/15/42	3,100,000	2,922,541
2.875% due 05/15/43	5,380,000	5,186,842
2.875% due 08/15/45	4,100,000	3,937,181
2.875% due 11/15/46	2,180,000	2,099,929
3.000% due 05/15/42	6,900,000	6,830,248
3.000% due 11/15/44	4,770,000	4,702,648
3.000% due 11/15/45	5,400,000	5,314,961
3.125% due 02/15/43	3,500,000	3,539,806
3.125% due 08/15/44	3,000,000	3,030,309
3.375% due 05/15/44	300,000	317,518
3.625% due 08/15/43	7,900,000	8,744,502
3.750% due 11/15/43	1,900,000	2,150,165
4.250% due 05/15/39	200,000	242,459
4.375% due 11/15/39	1,100,000	1,355,866
4.375% due 05/15/40	1,000,000	1,233,616
4.625% due 02/15/40	400,000	510,407

		74,347,737

U.S. Treasury Inflation Protected Securities - 7.1%

0.125% due 04/15/21 ^	3,998,086	4,023,282
0.125% due 01/15/23 ^	15,813,475	15,707,794
0.125% due 07/15/24 ^	2,850,512	2,802,336
0.125% due 07/15/26 ^	3,499,356	3,385,343
0.250% due 01/15/25 ^	1,632,928	1,606,729
0.625% due 02/15/43 ^	2,439,248	2,236,951
0.750% due 02/15/42 ^	909,313	862,242
0.750% due 02/15/45 ^	1,960,672	1,847,553
1.000% due 02/15/46 ^	4,427,625	4,449,377
1.250% due 07/15/20 ^ ‡	2,881,866	3,044,769
1.375% due 02/15/44 ^	259,300	283,332
1.750% due 01/15/28 ^	3,346,194	3,739,064
2.125% due 02/15/41 ^	209,728	261,419
2.375% due 01/15/27 ^	4,794,680	5,620,885
2.500% due 01/15/29 ^	4,390,971	5,301,250
3.875% due 04/15/29 ^	3,970,161	5,433,213

		60,605,539

U.S. Treasury Notes - 8.0%

1.125% due 06/30/21	100,000	96,709
1.125% due 07/31/21	15,000,000	14,487,915
1.125% due 08/31/21	7,230,000	6,979,965
1.125% due 09/30/21	290,000	279,463
1.250% due 07/31/23	7,740,000	7,278,766
1.375% due 04/30/21	260,000	254,862
1.375% due 05/31/21	230,000	225,253
1.375% due 06/30/23	9,820,000	9,318,453
1.375% due 08/31/23	310,000	293,364
1.375% due 09/30/23	950,000	898,567
1.500% due 08/15/26	1,750,000	1,606,988
1.625% due 04/30/23	90,000	86,958
1.625% due 05/31/23 ‡	4,300,000	4,149,827
1.625% due 05/15/26	3,250,000	3,026,433
1.750% due 09/30/22	1,260,000	1,234,947
2.000% due 11/30/22	10,420,000	10,339,735
2.000% due 11/15/26	850,000	816,618
2.250% due 12/31/23	6,310,000	6,305,930
2.750% due 02/15/24 ‡	400,000	412,696

		68,093,449

Total U.S. Treasury Obligations (Cost $212,679,928)		203,046,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 3.7%

Argentine Republic Government International (Argentina)
6.875% due 04/22/21 ~	$420,000	$448,350
7.125% due 07/06/36 ~	460,000	438,725
7.500% due 04/22/26 ~	150,000	157,875
Banco Nacional de Desenvoolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	107,676
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 12,430,000	3,681,082
10.000% due 01/01/23	6,427,000	1,861,806
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	163,240
5.625% due 01/07/41	1,000,000	894,700
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	414,358
3.380% due 11/21/24 ~	7,000,000	975,412
3.390% due 05/21/25 ~	1,000,000	139,230
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	672,750
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	750,000	754,682
4.875% due 05/05/21 ~	500,000	530,556
Japanese Government CPI Linked Bond (Japan) 0.100% due 03/10/26 ^	JPY 284,668,623	2,600,075
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 66,710,000	3,110,496
7.750% due 11/23/34	20,610,000	987,854
7.750% due 11/13/42	73,690,000	3,509,097
10.000% due 12/05/24	25,400,000	1,419,923
Mexico Government International (Mexico) 5.550% due 01/21/45	$1,430,000	1,467,538
Peruvian Government International (Peru)
5.625% due 11/18/50	450,000	510,750
6.550% due 03/14/37	40,000	50,420
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	198,861
3.150% due 06/02/22	CAD 900,000	715,563
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	632,264
Republic of Poland Government (Poland)
2.000% due 04/25/21	PLN 200,000	46,283
2.500% due 07/25/26	3,230,000	702,593
3.250% due 07/25/25	2,820,000	661,822
Republic of Poland Government International (Poland) 4.000% due 01/22/24	$1,230,000	1,260,909
Russian Federal (Russia)
7.000% due 08/16/23	RUB 37,760,000	580,785
7.050% due 01/19/28	95,420,000	1,427,848
7.750% due 09/16/26	11,420,000	180,346
8.150% due 02/03/27	21,200,000	345,501

Total Foreign Government Bonds & Notes (Cost $36,333,735)		31,649,370

MUNICIPAL BONDS - 1.2%

Alabama Economic Settlement Authority 3.163% due 09/15/25	$1,000,000	1,009,650
City of Chicago IL ‘B’
5.630% due 01/01/22	400,000	400,976
7.750% due 01/01/42	400,000	406,180
New Jersey Economic Development Authority ‘B’ 2.148% due 02/15/19	4,100,000	3,869,908
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,947,616
State of California 7.600% due 11/01/40	400,000	602,912

	Principal Amount	Value
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	$750,000	$678,713
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,467,466

Total Municipal Bonds (Cost $9,524,871)		10,383,421

PURCHASED OPTIONS - 0.1%
(See Note (e) in Notes to Schedule of Investments) (Cost $298,574)		415,175

SHORT-TERM INVESTMENTS - 11.9%

Certificates of Deposit - 0.7%

Credit Suisse AG 1.750% due 09/12/17 ~	1,900,000	1,902,641
Mizuho Bank Ltd (Japan) 1.650% due 12/12/17	2,100,000	2,100,968
Sumitomo Mitsui Banking Corp 1.660% due 09/15/17 ~	1,800,000	1,803,031

		5,806,640

Commercial Paper - 2.5%

Autonation Inc
1.402% due 01/03/17 ~	1,800,000	1,799,794
1.321% due 01/04/17 ~	1,300,000	1,299,813
Comcast Corp 0.979% due 01/27/17 ~	1,400,000	1,398,991
Dominion Resources 0.239% due 01/13/17 ~	1,400,000	1,399,881
Entergy Corp 1.193% due 01/04/17 ~	2,100,000	2,099,727
Hitachi Capital Corp 0.921% due 01/06/17 ~	1,400,000	1,399,789
Marriott International Inc 0.911% due 01/18/17 ~	2,100,000	2,099,061
Mondelez International Inc 0.964% due 01/25/17 ~	1,400,000	1,399,080
Natixis SA 1.319% due 07/03/17	3,500,000	3,476,960
NiSource Finance Corp 0.892% due 01/09/17 ~	2,100,000	2,099,540
Standard Chartered PLC 1.385% due 07/03/17 ~	900,000	893,779
Wyndham Worldwide Corp 1.182% due 01/13/17 ~	1,800,000	1,799,247

		21,165,662

Foreign Government Issues - 1.6%

Japan Treasury Bills
0.420% due 03/13/17	JPY 390,000,000	3,338,790
0.470% due 04/06/17	1,200,000,000	10,275,306

		13,614,096

	Shares
Money Market Fund - 7.1%

BlackRock Liquidity Funds T-Fund Portfolio	60,439,680	60,439,680

	Principal Amount
U. S. Government Agency Issue - 0.0%

Federal Home Loan Bank 0.460% due 02/02/17	$100,000	99,959

Total Short-Term Investments (Cost $101,155,112)		101,126,037

TOTAL INVESTMENTS - 124.3% (Cost $1,071,646,151)		1,055,178,914

OTHER ASSETS & LIABILITIES, NET - (24.3%)		(206,183,012)

NET ASSETS - 100.0%		$848,995,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of December 31, 2016, $9,096,327 in cash, and investments with a total aggregate value of $5,321,813 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2016 was $1,409,234 at a weighted average interest rate of 0.459%.

(c)	Open futures contracts outstanding as of December 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
CAD FX (03/17)	55	($97,804)
Euro-Bobl (03/17)	30	32,201
Euro-BTP (03/17)	83	172,902
Euro-Bund (03/17)	135	305,580
Eurodollar (06/17)	43	(6,027)
Eurodollar (03/18)	162	(143,489)
Eurodollar (12/18)	27	(51,725)
GBP FX (03/17)	3	(6,460)
MXN FX (03/17)	227	(85,671)
U.S. Treasury 2-Year Notes (03/17)	321	(66,247)
U.S. Treasury 5-Year Notes (03/17)	2,906	(761,292)
U.S. Treasury 10-Year Notes (03/17)	305	(90,771)
U.S. Ultra Long Bonds (03/17)	114	(148,572)

		(947,375)

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (03/17)	43	$63,510
Canada 10-Year Bonds (03/17)	40	45,926
Euribor (12/17)	28	(529)
Euribor (03/18)	86	(841)
Euro FX (03/17)	15	20,627
Euro-BTP (03/17)	6	(16,301)
Euro-Bund (03/17)	97	(235,110)
Euro-Buxl (03/17)	4	(10,849)
Eurodollar (03/17)	571	3,657
Eurodollar (03/17)	141	(89,430)
Eurodollar (09/17)	23	20,676
Eurodollar (12/17)	332	383,161
Euro-OAT (03/17)	164	(282,841)
Japan 10-Year Bonds (03/17)	6	986
JPY FX (03/17)	56	65,374
U.S. Treasury 10-Year Notes (03/17)	516	59,447
U.S. Ultra Long Bonds (03/17)	109	(200,782)
United Kingdom Gilt (03/17)	57	(149,667)

		(322,986)

Total Futures Contracts		($1,270,361)

(d)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	17,210,019	USD	5,101,275	01/17	DUB	$178,488
BRL	7,191,172	USD	2,096,491	01/17	HSB	109,648
BRL	15,899,410	USD	4,869,811	01/17	JPM	7,878
BRL	16,811,257	USD	5,135,561	01/17	SCB	21,869
BRL	16,298,171	USD	4,753,247	02/17	DUB	203,917
BRL	917,942	USD	268,711	02/17	HSB	10,485
CHF	803,000	USD	789,693	01/17	JPM	(893)
CHF	1,464,000	USD	1,459,297	02/17	HSB	(17,236)
EUR	3,566,909	USD	4,003,571	01/17	CIT	(244,668)
EUR	6,096,000	USD	6,345,491	01/17	HSB	73,867
EUR	1,137,692	USD	1,268,362	02/17	BOA	(68,051)
GBP	3,419,000	USD	4,254,115	01/17	BRC	(38,479)
GBP	1,323,000	USD	1,641,250	01/17	HSB	(10,453)
GBP	787,000	USD	996,635	01/17	JPM	(26,539)
GBP	781,000	USD	972,937	01/17	WST	(10,237)
IDR	36,335,220,000	USD	2,754,755	01/17	CIT	(66,212)
IDR	5,414,010,000	USD	381,000	05/17	HSB	13,122
INR	280,700,000	USD	4,155,697	01/17	CIT	(28,911)
JPY	568,359,000	USD	5,525,157	01/17	CIT	(656,282)
JPY	40,300,000	USD	349,359	02/17	BRC	(3,726)
JPY	312,900,000	USD	2,771,816	02/17	HSB	(88,233)
JPY	41,300,000	USD	365,554	02/17	WST	(11,345)
KRW	1,581,580,500	USD	1,345,065	01/17	BRC	(35,592)
KRW	156,946,650	USD	133,000	01/17	DUB	(3,056)
KRW	7,727,785,976	USD	6,610,322	01/17	JPM	(212,089)
KRW	1,554,769,890	USD	1,351,000	01/17	SCB	(63,726)
KRW	8,396,839,634	USD	7,049,971	01/17	UBS	(97,793)
MXN	57,310,000	USD	2,931,175	01/17	GSC	(175,451)
MXN	5,678,000	USD	295,968	02/17	DUB	(23,798)
MXN	97,539,000	USD	4,987,750	02/17	JPM	(312,302)
MXN	76,799,000	USD	3,759,091	02/17	SCB	(77,798)
MYR	1,067,367	USD	245,000	01/17	JPM	(7,215)
MYR	525,300	USD	120,000	01/17	SCB	(2,975)
MYR	1,403,580	USD	314,000	01/17	UBS	(1,314)
NZD	1,621,000	USD	1,134,338	02/17	JPM	(9,883)
PLN	3,740,000	USD	957,723	01/17	BRC	(64,342)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RUB	55,637,729	USD	839,593	02/17	JPM	$57,228
SGD	1,195,000	USD	843,712	01/17	DUB	(18,640)
SGD	1,739,000	USD	1,209,100	01/17	JPM	(8,337)
SGD	6,869,503	USD	4,776,234	01/17	SCB	(33,278)
USD	664,849	AUD	904,000	01/17	JPM	12,597
USD	5,067,990	BRL	17,210,019	01/17	DUB	(211,774)
USD	2,195,854	BRL	7,191,172	01/17	HSB	(10,284)
USD	4,723,000	BRL	15,899,410	01/17	JPM	(154,689)
USD	5,158,252	BRL	16,811,257	01/17	SCB	822
USD	5,090,079	BRL	16,811,257	02/17	SCB	(23,142)
USD	1,900,245	CAD	2,500,000	01/17	CIT	37,776
USD	714,780	CAD	959,000	01/17	SCB	460
USD	784,000	CHF	803,341	01/17	JPM	(5,135)
USD	791,897	CHF	803,000	02/17	JPM	931
USD	578,821	CHF	591,000	02/17	WBC	(3,322)
USD	2,591,764	CNH	17,650,000	01/17	CIT	79,971
USD	333,966	CNH	2,275,254	02/17	BOA	12,318
USD	6,931,794	CNY	46,696,029	01/17	BRC	218,510
USD	6,205,789	DKK	44,060,000	02/17	HSB	(44,987)
USD	11,608,194	DKK	76,498,000	04/17	HSB	718,990
USD	2,280,258	DKK	14,948,000	07/17	BRC	141,713
USD	9,032,006	DKK	58,979,000	10/17	HSB	546,700
USD	6,208,214	EUR	5,630,000	01/17	CIT	275,174
USD	6,499,661	EUR	6,096,000	01/17	JPM	80,303
USD	694,763	EUR	625,000	02/17	BOA	35,362
USD	6,354,263	EUR	6,096,000	02/17	HSB	(74,124)
USD	7,548,452.000	GBP	6,035,000	01/17	HSB	109,404
USD	1,882,221	GBP	1,491,000	01/17	WBC	44,338
USD	4,196,168	JPY	437,769,363	01/17	GSC	445,994
USD	73,026	JPY	7,500,000	02/17	JPM	8,702
USD	632,350	JPY	67,000,000	02/17	WBC	57,726
USD	3,431,588	JPY	390,000,000	03/17	JPM	82,453
USD	8,712,893	JPY	1,020,000,000	04/17	JPM	(58,056)
USD	1,533,670	JPY	180,000,000	04/17	UBS	(14,144)
USD	917,000	KRW	1,063,261,500	01/17	DUB	36,671
USD	1,018,000	KRW	1,192,194,400	01/17	HSB	30,921
USD	4,076,944	KRW	4,775,219,070	01/17	JPM	123,293
USD	1,604,083	KRW	1,852,113,900	01/17	SCB	70,622
USD	9,275,940	KRW	10,535,133,780	01/17	UBS	553,359
USD	6,816,857	KRW	8,125,830,134	03/17	UBS	88,311
USD	7,420,628	MXN	143,206,797	01/17	GSC	534,598
USD	1,300,492	MXN	26,967,000	02/17	DUB	7,852
USD	3,808,336	MXN	72,962,000	02/17	HSB	310,965
USD	273,938	MXN	5,698,000	02/17	JPM	810
USD	699,908	MYR	2,936,955	01/17	SCB	45,621
USD	1,238,548	NZD	1,742,000	02/17	JPM	30,157
USD	972,926	PLN	3,740,000	01/17	BRC	79,545
USD	855,000	RUB	55,044,900	02/17	DUB	(32,265)
USD	672,726	SGD	975,000	01/17	BRC	(450)
USD	834,000	SGD	1,209,378	01/17	CIT	(1,092)
USD	768,037	SGD	1,109,000	01/17	DUB	2,343
USD	3,688,179	SGD	5,237,594	01/17	HSB	71,953
USD	891,000	SGD	1,272,909	01/17	JPM	12,137
USD	2,236,313	SGD	3,236,000	03/17	JPM	2,609
USD	3,464,230	SGD	5,019,392	03/17	SCB	(490)
USD	1,574,000	TWD	50,887,420	02/17	UBS	(7,393)
USD	765,000	TWD	24,166,350	03/17	DUB	12,382
USD	3,179,000	TWD	101,439,079	03/17	JPM	21,173
USD	262,000	TWD	8,342,735	03/17	SCB	2,417
USD	5,881,806	TWD	186,156,622	03/17	UBS	85,831

Total Forward Foreign Currency Contracts						$2,650,115

(e)	Purchased options outstanding as of December 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 105.92	02/10/17	BRC	$1,850,000	$37,259	$169,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	$2,700,000	$38,340	$20,846

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	900,000	88,800	57,568
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	18,389

							118,140	75,957

							$156,480	$96,803

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 10-Year Notes (02/17)	$123.00	01/27/17	CME	12	$9,508	$18,375
Call - U.S. Treasury 10-Year Notes (02/17)	123.50	01/27/17	CME	12	7,117	13,875
Call - U.S. Treasury 10-Year Notes (02/17)	133.00	01/27/17	CME	889	30,670	—
Call - U.S. Treasury 30-Year Bonds (02/17)	149.00	01/27/17	CME	18	30,293	47,813
Call - CAD FX (03/17)	75.00	03/03/17	CME	8	5,706	6,800

					83,294	86,863

Put - U.S. Treasury 5-Year Notes (02/17)	109.75	01/27/17	CME	200	2,213	1,562
Put - Euro-Bund (02/17)	EUR 144.00	02/24/17	CME	87	1,002	916
Put - Euro-Bund (02/17)	144.50	02/24/17	CME	9	104	95
Put - JPY FX (03/17)	$94.00	03/03/17	CME	5	8,204	51,250
Put - U.S. Treasury 5-Year Notes (04/17)	93.50	03/24/17	CME	278	2,382	2,172
Put - U.S. Treasury 5-Year Notes (04/17)	96.00	03/24/17	CME	650	5,571	5,078
Put - U.S. Treasury 10-Year Notes (04/17)	100.00	03/24/17	CME	48	411	—
Put - U.S. Treasury 10-Year Notes (04/17)	103.00	03/24/17	CME	31	266	—
Put - U.S. Treasury 5-Year Notes (04/17)	103.00	03/24/17	CME	98	840	766
Put - U.S. Treasury 10-Year Notes (04/17)	104.00	03/24/17	CME	64	548	—

					21,541	61,839

					$104,835	$148,702

Total Purchased Options					$298,574	$415,175

(f)	Transactions in written options for the nine-month period ended December 31, 2016 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	440	1,100,000	10,600,000	—	53,175,000	$666,690
Call Options Written	1,096	1,400,000	1,800,000	1,000,000	27,500,000	1,240,635
Put Options Written	143	1,100,000	—	—	7,670,000	577,581
Call Options Expired	(276)	(2,500,000)	(6,100,000)	(1,000,000)	(30,275,000)	(938,007)
Put Options Expired	(164)	(1,100,000)	(6,300,000)	—	(42,400,000)	(614,006)

Outstanding, December 31, 2016	1,239	—	—	—	15,670,000	$932,893

(g)	Premiums received and value of written options outstanding as of December 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.70	01/18/17	JPM	$600,000	$6,441	($67)

Put - BRL versus USD	3.55	02/15/17	JPM	2,870,000	102,315	(229,612)

					$108,756	($229,679)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($55)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(41)

						$18,060	($96)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	$2,700,000	$14,040	($1,824)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(7,970)

							38,475	(9,794)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	1,200,000	26,727	(15,912)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(50,387)

							111,520	(66,299)

							$149,995	($76,093)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - JPY FX (01/17)	$87.00	01/06/17	CME	18	$7,817	($6,075)
Call - JPY FX (01/17)	89.00	01/06/17	CME	18	20,217	(900)
Call - JPY FX (01/17)	90.00	01/06/17	CME	4	3,187	(75)
Call - JPY FX (01/17)	91.00	01/06/17	CME	13	13,120	(81)
Call - U.S. Treasury 5-Year Notes (02/17)	117.50	01/27/17	CME	18	4,020	(9,000)
Call - U.S. Treasury 5-Year Notes (02/17)	117.75	01/27/17	CME	186	32,458	(66,844)
Call - U.S. Treasury 5-Year Notes (02/17)	118.50	01/27/17	CME	30	9,699	(3,281)
Call - U.S. Treasury 5-Year Notes (02/17)	120.00	01/27/17	CME	112	25,183	(1,750)
Call - U.S. Treasury 10-Year Notes (02/17)	124.00	01/27/17	CME	119	52,295	(96,063)
Call - U.S. Treasury 10-Year Notes (02/17)	124.50	01/27/17	CME	34	11,483	(19,125)
Call - U.S. Treasury 10-Year Notes (02/17)	125.00	01/27/17	CME	64	27,605	(23,000)
Call - U.S. Treasury 10-Year Notes (02/17)	126.00	01/27/17	CME	7	2,774	(984)
Call - U.S. Treasury 10-Year Notes (02/17)	126.50	01/27/17	CME	12	4,086	(1,125)
Call - U.S. Treasury 30-Year Bonds (02/17)	150.00	01/27/17	CME	38	52,158	(77,188)
Call - U.S. Treasury 30-Year Bonds (02/17)	151.00	01/27/17	CME	41	37,679	(61,500)
Call - U.S. Treasury 30-Year Bonds (02/17)	152.00	01/27/17	CME	6	3,731	(6,469)
Call - U.S. Treasury 30-Year Bonds (02/17)	153.00	01/27/17	CME	11	7,589	(8,250)
Call - U.S. Treasury 30-Year Bonds (02/17)	154.00	01/27/17	CME	24	24,360	(12,000)
Call - AUD FX (02/17)	72.00	02/03/17	CME	18	14,521	(18,360)
Call - JPY FX (02/17)	87.00	02/03/17	CME	18	21,767	(22,050)
Call - JPY FX (02/17)	88.00	02/03/17	CME	11	9,239	(9,350)
Call - JPY FX (02/17)	89.00	02/03/17	CME	17	11,157	(9,987)
Call - U.S. Treasury 5-Year Notes (03/17)	117.75	02/24/17	CME	86	29,299	(47,703)
Call - U.S. Treasury 5-Year Notes (03/17)	120.00	02/24/17	CME	36	12,539	(1,969)
Call - U.S. Treasury 10-Year Notes (03/17)	125.00	02/24/17	CME	27	12,069	(18,563)
Call - U.S. Treasury 10-Year Notes (03/17)	126.00	02/24/17	CME	17	4,195	(6,375)
Call - U.S. Treasury 10-Year Notes (03/17)	127.00	02/24/17	CME	36	20,711	(7,312)
Call - U.S. Treasury 10-Year Notes (03/17)	127.50	02/24/17	CME	35	21,636	(5,469)
Call - U.S. Treasury 30-Year Bonds (03/17)	156.00	02/24/17	CME	15	13,248	(10,547)
Call - JPY FX (03/17)	87.00	03/03/17	CME	9	14,496	(15,412)
Call - JPY FX (03/17)	89.00	03/03/17	CME	19	16,838	(18,287)

					541,176	(585,094)

Put - JPY FX (01/17)	86.00	01/06/17	CME	26	17,091	(20,800)
Put - U.S. Treasury 10-Year Notes (02/17)	123.00	01/27/17	CME	42	21,160	(10,500)
Put - U.S. Treasury 10-Year Notes (02/17)	124.00	01/27/17	CME	15	10,826	(8,203)
Put - U.S. Treasury 30-Year Bonds (02/17)	148.00	01/27/17	CME	12	14,117	(8,625)
Put - Euro-Bund (02/17)	EUR 162.00	01/27/17	CME	9	4,514	(3,411)
Put - JPY FX (02/17)	$84.00	02/03/17	CME	36	43,533	(27,000)
Put - JPY FX (03/17)	84.00	03/03/17	CME	3	3,665	(3,562)

					114,906	(82,101)

					$656,082	($667,195)

Total Written Options					$932,893	($973,063)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(h)	Swap agreements outstanding as of December 31, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	03/20/19	GSC	0.823%	$1,800,000	$7,578	($16,452)	$24,030
Colombia Government	1.000%	03/20/19	HSB	0.823%	3,500,000	14,735	(28,642)	43,377
Petrobras International Co SA	1.000%	12/20/19	GSC	3.483%	300,000	(20,752)	(32,995)	12,243
Citigroup Inc	1.000%	12/20/20	JPM	0.612%	900,000	13,676	3,084	10,592

						15,237	(75,005)	90,242

			Exchange
Volkswagen International Finance NV	1.000%	03/20/17	ICE	0.213%	EUR 400,000	792	986	(194)
Volkswagen International Finance NV	1.000%	06/20/17	ICE	0.223%	1,300,000	5,189	2,269	2,920
Tesco PLC	1.000%	06/20/21	ICE	1.860%	800,000	(28,586)	(36,183)	7,597

						(22,605)	(32,928)	10,323

						($7,368)	($107,933)	$100,565

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX HY 27 2Y	5.000%	12/20/21	ICE	$900,000	($56,601)	($39,150)	($17,451)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$512	$—	$512
ABX HE AAA	0.110%	05/25/46	BRC	2,161,694	(286,378)	(439,731)	153,353
CMBX NA BBB	3.000%	01/17/47	MSC	800,000	(45,171)	(94,454)	49,283
CMBX NA AAA	0.500%	10/17/57	DUB	800,000	(9,152)	(41,710)	32,558
CMBX NA AAA	0.500%	09/17/58	DUB	600,000	(13,140)	(33,285)	20,145
CMBX NA AAA	0.500%	09/17/58	MSC	4,700,000	(102,927)	(202,016)	99,089
CMBX NA BBB	3.000%	05/11/63	MSC	1,000,000	(56,447)	(78,081)	21,634

					(512,703)	(889,277)	376,574

			Exchange
CDX IG 23 5Y	1.000%	12/20/19	CME	990,000	15,501	13,423	2,078
CDX IG 25 5Y	1.000%	12/20/20	ICE	2,290,000	36,076	(1,164)	37,240

					51,577	12,259	39,318

					($461,126)	($877,018)	$415,892

					($525,095)	($1,024,101)	$499,006

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values ( sell protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.138%	10/17/19	$12,330,000	($168,998)	$—	($168,998)
3-Month USD-LIBOR	CME	1.185%	06/13/21	6,780,000	(211,050)	—	(211,050)

					($380,048)	$—	($380,048)

Interest Rate Swaps - Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.250%	06/21/19	$800,000	$7,027	($1,958)	$8,985
3-Month USD-LIBOR	LCH	2.000%	12/16/19	700,000	(6,474)	(15,635)	9,161
3-Month USD-LIBOR	LCH	2.000%	12/16/20	8,200,000	(52,351)	35,291	(87,642)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	14,000,000	(58,931)	(501,588)	442,657
3-Month USD-LIBOR	LCH	1.500%	12/21/21	2,000,000	44,238	20,175	24,063
6-Month GBP-LIBOR	CME	0.500%	03/15/22	GBP 5,300,000	127,881	95,844	32,037
3-Month USD-LIBOR	CME	1.897%	08/31/22	$10,000,000	77,931	—	77,931
3-Month USD-LIBOR	CME	1.900%	11/30/22	20,584,000	196,589	—	196,589
3-Month USD-LIBOR	LCH	2.250%	12/16/22	17,900,000	(194,761)	(427,592)	232,831
3-Month USD-LIBOR	CME	1.267%	05/15/23	36,224,000	1,853,720	627,471	1,226,249
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,500,000	(27,707)	(16,565)	(11,142)
6-Month JPY-LIBOR	CME	0.300%	03/18/26	JPY 910,000,000	(75,866)	(65,868)	(9,998)
3-Month USD-LIBOR	CME	1.580%	06/13/26	$6,760,000	436,696	954	435,742
3-Month USD-LIBOR	LCH	2.250%	06/15/26	3,100,000	14,450	2,797	11,653
3-Month USD-LIBOR	LCH	1.750%	12/21/26	2,300,000	121,342	(57,937)	179,279
6-Month GBP-LIBOR	CME	0.750%	03/15/27	GBP 1,500,000	89,552	52,103	37,449
3-Month USD-LIBOR	CME	2.750%	12/16/45	$26,800,000	(784,101)	(874,965)	90,864
3-Month USD-LIBOR	CME	0.641%	05/09/46	187,300,000	92,562	—	92,562
3-Month USD-LIBOR	CME	2.500%	06/15/46	700,000	17,308	(30,146)	47,454
3-Month USD-LIBOR	LCH	2.500%	06/15/46	400,000	7,445	2,082	5,363
6-Month CAD-CDOR	CME	1.750%	12/16/46	CAD 300,000	28,881	(5,280)	34,161

					$1,915,431	($1,160,817)	$3,076,248

					$1,535,383	($1,160,817)	$2,696,200

Total Swap Agreements					$1,010,288	($2,184,918)	$3,195,206

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$261,437,399	$—	$261,437,399	$—
	Senior Loan Notes	21,320,529	—	21,320,529	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	36,937,395	—	35,893,731	1,043,664
	Collateralized Mortgage Obligations - Residential	54,865,147	—	54,865,147	—
	Fannie Mae	214,449,927	—	214,449,927	—
	Freddie Mac	34,425,421	—	34,425,421	—
	Government National Mortgage Association	22,361,403	—	22,361,403	—

	Total Mortgage-Backed Securities	363,039,293	—	361,995,629	1,043,664

	Asset-Backed Securities	54,821,644	—	54,204,095	617,549
	U.S. Government Agency Issues	7,939,321	—	7,939,321	—
	U.S. Treasury Obligations	203,046,725	—	203,046,725	—
	Foreign Government Bonds & Notes	31,649,370	—	31,649,370	—
	Municipal Bonds	10,383,421	—	10,383,421	—
	Short-Term Investments	101,126,037	60,439,680	40,686,357	—
	Derivatives:
	Credit Contracts
	Swaps	94,059	—	94,059	—
	Foreign Currency Contracts
	Futures	149,511	149,511	—	—
	Forward Foreign Currency Contracts	5,710,316	—	5,710,316	—
	Purchased Options	227,720	—	227,720	—

	Total Foreign Currency Contracts	6,087,547	149,511	5,938,036	—

	Interest Rate Contracts
	Futures	1,024,536	1,024,536	—	—
	Purchased Options	187,455	—	187,455	—
	Swaps	3,115,622	—	3,115,622	—

	Total Interest Rate Contracts	4,327,613	1,024,536	3,303,077	—

	Total Assets - Derivatives	10,509,219	1,174,047	9,335,172	—

	Total Assets	1,065,272,958	61,613,727	1,001,998,018	1,661,213

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(619,154)	—	(619,154)	—
	Foreign Currency Contracts
	Futures	(189,935)	(189,935)	—	—
	Forward Foreign Currency Contracts	(3,060,201)	—	(3,060,201)	—
	Written Options	(381,618)	—	(381,618)	—

	Total Foreign Currency Contracts	(3,631,754)	(189,935)	(3,441,819)	—

	Interest Rate Contracts
	Futures	(2,254,473)	(2,254,473)	—	—
	Written Options	(591,445)	—	(591,445)	—
	Swaps	(1,580,239)	—	(1,580,239)	—

	Total Interest Rate Contracts	(4,426,157)	(2,254,473)	(2,171,684)	—

	Total Liabilities - Derivatives	(8,677,065)	(2,444,408)	(6,232,657)	—

	Total Liabilities	(8,677,065)	(2,444,408)	(6,232,657)	—

	Total	$1,056,595,893	$59,169,319	$995,765,361	$1,661,213

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2016 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($675,592)	$—	($675,592)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.2%

Basic Materials - 0.9%

Goldcorp Inc (Canada) 2.125% due 03/15/18	$505,000	$504,847
INVISTA Finance LLC 4.250% due 10/15/19 ~	315,000	313,281
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	211,248

		1,029,376

Communications - 3.4%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	445,000	447,330
AT&T Inc 2.300% due 03/11/19	300,000	301,196
Baidu Inc (China) 2.750% due 06/09/19	410,000	416,230
Charter Communications Operating LLC 3.579% due 07/23/20	120,000	122,442
Cisco Systems Inc 1.400% due 09/20/19	350,000	346,157
JD.com Inc (China) 3.125% due 04/29/21	370,000	365,843
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	200,816
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	296,878
Thomson Reuters Corp 1.650% due 09/29/17	250,000	250,315
Time Warner Cable LLC
5.850% due 05/01/17	380,000	385,415
6.750% due 07/01/18	350,000	373,742
8.250% due 04/01/19	100,000	112,387
Verizon Communications Inc 3.650% due 09/14/18	470,000	485,630

		4,104,381

Consumer, Cyclical - 5.6%

Brinker International Inc 2.600% due 05/15/18	545,000	547,589
CVS Health Corp 1.900% due 07/20/18	175,000	175,710
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	475,000	474,146
1.750% due 10/30/19 ~	165,000	162,877
Delphi Automotive PLC 3.150% due 11/19/20	215,000	218,470
Dollar Tree Inc 5.250% due 03/01/20	100,000	103,125
Ford Motor Credit Co LLC
1.684% due 09/08/17	200,000	199,703
3.000% due 06/12/17	460,000	462,720
General Motors Financial Co Inc 2.350% due 10/04/19	175,000	172,976
3.100% due 01/15/19	200,000	202,151
3.150% due 01/15/20	175,000	176,115
4.750% due 08/15/17	200,000	203,818
GLP Capital LP 4.375% due 11/01/18	150,000	155,954
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	125,000	121,875
Hyundai Capital America
1.450% due 02/06/17 ~	290,000	290,055
2.400% due 10/30/18 ~	125,000	125,531
2.500% due 03/18/19 ~	375,000	376,061
2.875% due 08/09/18 ~	175,000	177,076
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	202,045

	Principal Amount	Value
Newell Brands Inc 2.050% due 12/01/17	$590,000	$592,049
Nissan Motor Acceptance Corp (Japan)
1.550% due 09/13/19 ~	200,000	196,970
1.950% due 09/12/17 ~	275,000	275,807
PACCAR Financial Corp 1.200% due 08/12/19	85,000	83,648
Toyota Motor Credit Corp 1.550% due 07/13/18	175,000	174,967
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	450,000	449,314
Walgreens Boots Alliance Inc 1.750% due 05/30/18	175,000	175,209
Whirlpool Corp 1.350% due 03/01/17	290,000	290,067
Wyndham Worldwide Corp 2.950% due 03/01/17	60,000	60,061

		6,846,089

Consumer, Non-Cyclical - 7.5%

Abbott Laboratories
2.350% due 11/22/19	520,000	520,717
2.900% due 11/30/21	225,000	224,721
AbbVie Inc
1.800% due 05/14/18	550,000	550,516
2.300% due 05/14/21	125,000	122,491
Actavis Funding SCS 2.350% due 03/12/18	285,000	286,694
Actavis Inc 1.875% due 10/01/17	405,000	405,827
Aetna Inc 1.900% due 06/07/19	290,000	289,430
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	400,000	400,688
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	200,000	199,680
Anthem Inc 2.300% due 07/15/18	500,000	503,374
Baxalta Inc
1.776% due 06/22/18 §	40,000	40,018
2.000% due 06/22/18	50,000	50,013
Bunge Ltd Finance Corp
3.200% due 06/15/17	430,000	433,272
3.500% due 11/24/20	55,000	55,988
8.500% due 06/15/19	25,000	28,662
Catholic Health Initiatives
1.600% due 11/01/17	65,000	65,294
2.600% due 08/01/18	130,000	131,300
Celgene Corp
1.900% due 08/15/17	161,000	161,532
2.125% due 08/15/18	225,000	225,954
EMD Finance LLC (Germany) 1.700% due 03/19/18 ~	336,000	334,914
ERAC USA Finance LLC
2.800% due 11/01/18 ~	400,000	405,115
6.375% due 10/15/17 ~	140,000	145,080
Experian Finance PLC (United Kingdom) 2.375% due 06/15/17 ~	300,000	301,150
Express Scripts Holding Co 2.250% due 06/15/19	415,000	415,090
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	405,000	404,970
Imperial Brands Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	400,000	399,994
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	83,955
Perrigo Co PLC 2.300% due 11/08/18	200,000	199,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Perrigo Finance Unlimited Co 3.500% due 03/15/21	$200,000	$202,113
Reynolds American Inc 2.300% due 06/12/18	250,000	251,634
S&P Global Inc 2.500% due 08/15/18	35,000	35,300
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	475,000	469,066
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	400,000	396,822
1.700% due 07/19/19	215,000	211,281
2.200% due 07/21/21	125,000	119,604

		9,072,044

Diversified - 0.2%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	220,000	219,621

Energy - 3.9%

Cameron International Corp 1.400% due 06/15/17	165,000	164,944
Canadian Natural Resources Ltd (Canada)
1.750% due 01/15/18	175,000	174,602
5.700% due 05/15/17	240,000	243,589
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	300,000	301,420
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	244,855
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,661
ConocoPhillips 1.050% due 12/15/17	90,000	89,555
DCP Midstream Operating LP 2.500% due 12/01/17	325,000	324,188
Encana Corp (Canada) 6.500% due 05/15/19	25,000	26,968
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	50,260
6.700% due 07/01/18	95,000	100,945
Enterprise Products Operating LLC 1.650% due 05/07/18	255,000	254,331
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	55,000	57,380
6.000% due 02/01/17	50,000	50,152
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	225,000	234,303
Marathon Oil Corp 6.000% due 10/01/17	330,000	339,904
Murphy Oil Corp 3.500% due 12/01/17	465,000	468,488
ONEOK Partners LP 3.200% due 09/15/18	40,000	40,882
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	20,000	20,586
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	79,520
3.500% due 07/23/20	250,000	245,313
Shell International Finance BV (Netherlands) 1.625% due 11/10/18	400,000	400,766
Spectra Energy Partners LP 2.950% due 09/25/18	540,000	548,646
Williams Partners LP 7.250% due 02/01/17	115,000	115,451

		4,707,709

	Principal Amount	Value
Financial - 17.6%

AerCap Ireland Capital Ltd (Netherlands) 3.950% due 02/01/22	$150,000	$151,688
Air Lease Corp
2.125% due 01/15/18	185,000	185,363
2.125% due 01/15/20	195,000	192,130
Ally Financial Inc 3.250% due 11/05/18	250,000	250,938
American Express Co 1.506% due 05/22/18 §	350,000	350,795
American International Group Inc
2.300% due 07/16/19	250,000	251,223
5.850% due 01/16/18	175,000	182,510
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	197,750
Bank of America Corp
1.700% due 08/25/17	200,000	200,293
2.000% due 01/11/18	400,000	400,992
2.503% due 10/21/22	95,000	91,895
5.650% due 05/01/18	175,000	183,391
6.400% due 08/28/17	640,000	659,710
6.875% due 04/25/18	155,000	164,780
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	425,000	428,496
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	330,000	341,050
BB&T Corp 2.050% due 06/19/18	250,000	251,306
Berkshire Hathaway Finance Corp 1.700% due 03/15/19	205,000	204,836
Berkshire Hathaway Inc 1.150% due 08/15/18	110,000	109,455
BPCE SA (France) 2.500% due 12/10/18	600,000	605,310
Capital One NA
1.650% due 02/05/18	250,000	249,552
1.850% due 09/13/19	265,000	262,037
Citigroup Inc
1.550% due 08/14/17	275,000	275,225
1.800% due 02/05/18	500,000	499,985
1.850% due 11/24/17	300,000	300,614
2.900% due 12/08/21	310,000	309,214
Citizens Bank NA 2.300% due 12/03/18	605,000	608,252
CNA Financial Corp
6.950% due 01/15/18	50,000	52,533
7.350% due 11/15/19	80,000	90,806
CNO Financial Group Inc 4.500% due 05/30/20	75,000	77,250
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	690,000	688,341
Credit Suisse AG (Switzerland)
1.375% due 05/26/17	250,000	250,069
1.753% due 09/12/17 §	225,000	225,313
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	246,738
3.400% due 02/15/21	110,000	111,638
Discover Bank
2.000% due 02/21/18	325,000	324,992
7.000% due 04/15/20	410,000	455,303
Fidelity National Financial Inc 6.600% due 05/15/17	380,000	386,522
JPMorgan Chase & Co
2.000% due 08/15/17	325,000	326,224
2.112% due 10/24/23 §	310,000	316,483
KeyBank NA 1.600% due 08/22/19	250,000	246,559
Kimco Realty Corp REIT 6.875% due 10/01/19	30,000	33,612

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
MassMutual Global Funding II 2.100% due 08/02/18 ~	$400,000	$403,495
Morgan Stanley
1.732% due 01/24/19 §	375,000	377,454
2.125% due 04/25/18	600,000	602,499
2.500% due 01/24/19	225,000	227,398
New York Life Global Funding 1.550% due 11/02/18 ~	425,000	423,815
PNC Bank NA 1.800% due 11/05/18	625,000	626,178
Principal Life Global Funding II 1.500% due 04/18/19 ~	200,000	197,504
Provident Cos Inc 7.000% due 07/15/18	31,000	33,313
Regions Bank 7.500% due 05/15/18	250,000	267,882
Reinsurance Group of America Inc 6.450% due 11/15/19	30,000	33,289
Santander Bank NA 2.000% due 01/12/18	550,000	549,848
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	54,614
Simon Property Group LP 2.350% due 01/30/22	135,000	133,146
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	245,787
Standard Chartered PLC (United Kingdom)
1.500% due 09/08/17 ~	195,000	194,408
2.100% due 08/19/19 ~	200,000	197,751
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	400,000	399,740
SunTrust Banks Inc 2.500% due 05/01/19	160,000	161,389
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	450,000	450,301
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.150% due 09/14/18 ~	225,000	225,200
2.700% due 09/09/18 ~	210,000	212,146
The Goldman Sachs Group Inc 2.300% due 12/13/19	170,000	169,961
2.900% due 07/19/18	130,000	131,823
5.950% due 01/18/18	310,000	322,999
6.150% due 04/01/18	505,000	531,307
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	249,409
1.450% due 09/06/18	190,000	189,130
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	45,446
Ventas Realty LP REIT 2.000% due 02/15/18	370,000	370,814
4.000% due 04/30/19	220,000	228,102
Voya Financial Inc 2.900% due 02/15/18	205,000	207,571
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	600,000	600,456
Westpac Banking Corp (Australia) 2.250% due 07/30/18	400,000	402,609
XLIT Ltd (Ireland) 2.300% due 12/15/18	150,000	151,028

		21,358,985

Industrial - 4.0%

AerCap Aviation Solutions BV 6.375% due 05/30/17	200,000	203,800
Agilent Technologies Inc 6.500% due 11/01/17	87,000	90,271
Amphenol Corp 1.550% due 09/15/17	95,000	95,109

	Principal Amount	Value
Eagle Materials Inc 4.500% due 08/01/26	$50,000	$50,125
GATX Corp
1.250% due 03/04/17	220,000	219,948
2.375% due 07/30/18	110,000	110,511
2.600% due 03/30/20	90,000	88,900
Harris Corp 1.999% due 04/27/18	355,000	355,280
Kansas City Southern 2.350% due 05/15/20	235,000	232,218
Keysight Technologies Inc 3.300% due 10/30/19	300,000	304,694
Martin Marietta Materials Inc 2.098% due 06/30/17 §	305,000	305,547
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	170,000	170,466
2.875% due 07/17/18 ~	310,000	314,067
3.375% due 03/15/18 ~	248,000	252,384
3.750% due 05/11/17 ~	40,000	40,314
Roper Technologies Inc
2.050% due 10/01/18	645,000	647,347
2.800% due 12/15/21	95,000	94,967
3.000% due 12/15/20	25,000	25,328
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	300,654
2.933% due 12/09/42 ~	170,000	170,221
3.598% due 04/15/43 ~	250,000	251,023
Stanley Black & Decker Inc 1.622% due 11/17/18	75,000	74,558
2.451% due 11/17/18	467,000	471,122

		4,868,854

Technology - 1.0%

Fidelity National Information Services Inc
1.450% due 06/05/17	165,000	165,080
2.250% due 08/15/21	250,000	243,795
Hewlett Packard Enterprise Co
2.450% due 10/05/17	660,000	663,758
2.850% due 10/05/18	30,000	30,297
Seagate HDD Cayman 3.750% due 11/15/18	135,000	138,409

		1,241,339

Utilities - 3.1%

Dominion Resources Inc
1.500% due 09/30/18 ~	120,000	118,879
1.875% due 12/15/18 ~	350,000	348,464
2.125% due 02/15/18 ~	200,000	200,360
2.962% due 07/01/19 §	45,000	45,566
FirstEnergy Corp 2.750% due 03/15/18	140,000	141,293
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	65,529
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	75,000	74,782
2.056% due 09/01/17	35,000	35,159
2.300% due 04/01/19	50,000	50,389
NiSource Finance Corp 6.400% due 03/15/18	330,000	347,598
PPL Capital Funding Inc 1.900% due 06/01/18	160,000	159,993
San Diego Gas & Electric Co 1.914% due 02/01/22	153,215	151,322
Sempra Energy 1.625% due 10/07/19	265,000	261,633
TECO Finance Inc 1.610% due 04/10/18 §	300,000	299,772
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	368,179

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
The Southern Co 1.850% due 07/01/19	$300,000	$299,123
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	800,000	799,718

		3,767,759

Total Corporate Bonds & Notes (Cost $57,397,350)		57,216,157

MORTGAGE-BACKED SECURITIES - 12.5%

Collateralized Mortgage Obligations - Commercial - 3.6%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 § ~	205,000	206,412
Banc of America Commercial Mortgage Trust 5.814% due 02/10/51 §	25,000	25,464
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47	43,999	44,006
1.637% due 06/10/48	213,806	213,481
1.643% due 09/10/58	50,195	49,999
Commercial Mortgage Trust
1.443% due 08/10/49	71,940	70,931
1.445% due 12/10/47	165,029	164,762
1.530% due 02/13/32 § ~	180,000	180,006
1.604% due 10/10/48	75,235	74,984
1.667% due 07/10/50	206,589	206,881
1.770% due 02/10/49	8,994	8,981
1.848% due 11/10/49	620,000	617,571
3.221% due 10/10/53	200,000	205,994
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19	95,529	95,544
1.426% due 08/25/17	213,206	213,374
GS Mortgage Securities Trust
1.429% due 10/10/49	62,637	61,952
1.593% due 07/10/48	73,295	73,212
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	237,065	233,719
JPMBB Commercial Mortgage Securities Trust
1.445% due 10/15/48	65,485	65,157
1.539% due 11/15/47	46,143	46,027
1.626% due 05/15/48	92,463	92,156
JPMDB Commercial Mortgage Securities Trust 1.423% due 06/15/49	27,466	27,191
Morgan Stanley Bank of America Merrill Lynch Trust
1.389% due 09/15/49	411,917	406,474
1.597% due 05/15/49	22,911	22,801
1.686% due 10/15/47	160,448	160,753
1.706% due 05/15/48	153,086	152,815
Morgan Stanley Capital I Trust 1.638% due 05/15/48	142,880	142,709
Wells Fargo Commercial Mortgage Trust
1.441% due 10/15/49	52,612	52,116
1.471% due 04/15/50	143,141	142,603
1.531% due 05/15/48	127,230	126,779
1.577% due 01/15/59	57,176	56,790
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47	31,472	31,344
1.663% due 10/15/57	88,869	88,975

		4,361,963

Collateralized Mortgage Obligations - Residential - 3.5%

Deutsche Alt-A Securities Inc Mortgage Loan Trust 1.156% due 04/25/35 §	134,635	118,639
DSLA Mortgage Loan Trust 1.576% due 09/19/44 §	427,288	399,293
Fannie Mae 5.000% due 08/25/19	40,563	41,446

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities
2.056% due 04/25/29 §	$277,350	$278,000
2.856% due 08/25/28 §	184,345	186,035
Fannie Mae REMICS
1.256% due 11/25/46 §	103,077	103,450
1.256% due 11/25/46 §	191,842	191,823
1.256% due 11/25/46 §	183,066	183,253
Freddie Mac REMICS 1.204% due 09/15/46 §	1,557,160	1,558,645
Freddie Mac Structured Agency Credit Risk Debt
1.856% due 05/25/25 §	98,562	98,732
2.506% due 09/25/28 §	194,185	194,912
GS Mortgage-Backed Securities Trust 2.480% due 07/25/44 § ~	53,667	53,405
HarborView Mortgage Loan Trust 1.176% due 05/19/35 §	102,800	86,682
JP Morgan Alternative Loan Trust 0.946% due 06/25/37 §	58,600	56,569
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	93,443	93,189
Structured Adjustable Rate Mortgage Loan Trust 3.270% due 11/25/34 §	121,909	124,956
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	93,424	92,656
2.750% due 02/25/55 § ~	78,757	79,103
2.750% due 04/25/55 § ~	126,380	127,011
2.750% due 05/25/55 § ~	112,551	113,055
2.750% due 08/25/55 § ~	87,162	87,161

		4,268,015

Fannie Mae - 5.2%

3.000% due 11/01/29	92,583	95,140
3.000% due 02/01/30	72,525	74,535
3.000% due 07/01/30	108,933	111,965
3.000% due 07/01/30	116,038	119,264
3.000% due 09/01/30	117,384	120,649
3.000% due 01/01/32	280,000	287,246
3.500% due 06/01/29	622,936	649,791
3.500% due 09/01/43	144,501	148,851
3.500% due 01/01/44	247,652	255,203
3.500% due 07/01/44	477,413	491,915
3.500% due 04/01/46	31,828	32,637
3.500% due 01/01/47	240,000	245,851
4.000% due 09/01/26	58,662	61,969
4.000% due 11/01/44	571,109	600,642
4.500% due 04/01/26	80,312	84,860
4.500% due 07/01/26	431,242	454,790
4.500% due 01/01/47	1,030,000	1,107,617
5.000% due 07/01/19	31,249	31,999
5.000% due 01/01/20	582	596
5.000% due 09/01/25	134,473	143,671
5.000% due 02/01/41	536,192	585,541
5.500% due 10/01/35	112,634	126,194
5.500% due 01/01/36	192,920	216,146
5.500% due 08/01/37	23,920	26,796
5.500% due 06/01/39	27,440	30,624
6.000% due 11/01/35	162,109	184,444
6.000% due 09/01/39	21,160	23,997

		6,312,933

Freddie Mac - 0.1%

5.000% due 10/01/17	107	110
5.000% due 10/01/17	1,034	1,060
5.000% due 11/01/17	294	302
5.000% due 11/01/17	204	209
5.000% due 11/01/17	151	155
5.000% due 11/01/17	133	136
5.000% due 11/01/17	231	236
5.000% due 11/01/17	201	206
5.000% due 11/01/17	396	406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
5.000% due 11/01/17	$3,009	$3,084
5.000% due 12/01/17	154	158
5.000% due 12/01/17	257	264
5.000% due 12/01/17	143	146
5.000% due 12/01/17	217	223
5.000% due 12/01/17	156	160
5.000% due 12/01/17	358	366
5.000% due 12/01/17	319	327
5.000% due 04/01/18	294	301
5.500% due 01/01/20	4,637	4,817
5.500% due 12/01/39	43,707	48,706

		61,372

Government National Mortgage Association - 0.1%

6.000% due 07/15/36	172,389	200,031

Total Mortgage-Backed Securities (Cost $15,237,630)		15,204,314

ASSET-BACKED SECURITIES - 22.8%

AmeriCredit Automobile Receivables
1.700% due 07/08/20	75,000	75,238
1.810% due 10/08/20	25,000	25,060
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	165,000	163,920
1.600% due 07/08/19	300,000	300,314
2.290% due 11/08/19	270,000	271,194
2.470% due 11/09/20	75,000	75,703
2.580% due 09/08/20	590,000	597,208
2.710% due 09/08/22	315,000	309,895
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	100,000	100,019
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	295,000	295,965
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	50,000	49,903
1.750% due 11/13/18 ~	43,911	44,026
Avis Budget Rental Car Funding AESOP LLC
2.620% due 09/20/19 ~	135,000	134,644
2.970% due 02/20/20 ~	350,000	353,729
3.660% due 02/20/20 ~	310,000	314,399
BMW Vehicle Lease Trust 1.430% due 09/20/19	75,000	75,031
Capital Auto Receivables Asset Trust
1.540% due 08/20/20	60,000	59,810
1.620% due 03/20/19	200,000	200,389
1.630% due 01/20/21	40,000	39,608
1.730% due 09/20/19	155,000	155,429
1.730% due 04/20/20	75,000	75,067
3.220% due 05/20/19	495,000	501,590
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22	325,000	320,686
CarMax Auto Owner Trust
1.400% due 08/15/21	205,000	202,840
1.520% due 02/16/21	95,000	94,598
1.690% due 08/15/19	45,000	45,111
1.930% due 11/15/19	65,000	65,347
2.560% due 02/15/22	315,000	312,834
CCG Receivables Trust
1.060% due 11/15/21 ~	58,045	57,963
1.460% due 11/14/18 ~	164,596	164,622
Chase Issuance Trust 1.840% due 04/15/22	360,000	358,259
Chrysler Capital Auto Receivables Trust 1.360% due 01/15/20 ~	90,000	89,893
1.640% due 07/15/21 ~	85,000	84,349
3.440% due 08/16/21 ~	380,000	384,886
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	495,000	492,863

	Principal Amount	Value
Citigroup Mortgage Loan Trust Inc 0.916% due 06/25/37 §	$89,010	$86,926
CNH Equipment Trust
1.370% due 07/15/20	370,000	369,978
1.370% due 10/15/20	300,000	300,113
1.440% due 12/15/21	135,000	133,687
1.850% due 04/15/21	124,906	125,352
2.400% due 02/15/23	265,000	266,189
DB Master Finance LLC 3.262% due 02/20/45 ~	456,863	458,483
Discover Card Execution Note Trust 1.390% due 03/15/22	335,000	331,218
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 ~	325,920	333,462
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	102,675	102,347
Enterprise Fleet Financing LLC
1.300% due 09/20/20 ~	169,612	169,506
1.590% due 02/22/21 ~	249,775	249,671
1.740% due 02/22/22 ~	650,000	648,313
1.830% due 09/20/21 ~	343,200	343,425
2.040% due 02/22/22 ~	295,000	291,152
Ford Credit Auto Owner Trust
1.390% due 07/15/20	55,000	54,984
2.030% due 12/15/27 ~	350,000	344,265
Ford Credit Floorplan Master Owner Trust
1.420% due 01/15/20	380,000	379,709
1.550% due 07/15/21	240,000	237,566
2.290% due 06/15/20	370,000	371,800
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	140,000	139,896
1.640% due 07/20/19	630,000	630,731
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 ~	145,000	144,916
1.960% due 05/17/21 ~	280,000	279,173
2.220% due 05/15/20 ~	280,000	279,669
2.410% due 05/17/21 ~	100,000	99,668
GreatAmerica Leasing Receivables 0.890% due 07/15/17 ~	12,716	12,713
GreatAmerica Leasing Receivables Funding LLC 1.730% due 06/20/19 ~	110,000	109,892
GSAA Home Equity Trust
0.770% due 07/25/37 §	354,415	313,497
1.036% due 10/25/35 §	57,535	53,762
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	148,944	146,214
Honda Auto Receivables Owner Trust
1.330% due 11/18/22	185,000	182,640
1.360% due 01/18/23	150,000	147,608
Huntington Auto Trust
1.590% due 11/16/20	180,000	179,669
1.930% due 04/15/22	120,000	119,486
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 ~	100,000	100,036
1.600% due 07/15/19 ~	100,000	100,220
1.650% due 07/15/20 ~	100,000	99,289
1.860% due 05/17/21 ~	250,000	247,833
Hyundai Auto Receivables Trust
1.450% due 11/15/22	320,000	314,714
1.560% due 09/15/20	45,000	44,997
John Deere Owner Trust
1.250% due 06/15/20	85,000	84,608
1.360% due 04/15/20	105,000	104,746
1.440% due 10/15/19	155,000	155,147
1.490% due 05/15/23	55,000	54,391
Kubota Credit Owner Trust
1.500% due 07/15/20 ~	505,000	500,198
1.540% due 03/15/19 ~	530,000	530,776
1.670% due 07/15/20 ~	365,000	365,889

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Mercedes-Benz Auto Lease Trust
1.350% due 08/15/19	$90,000	$89,773
1.520% due 03/15/19	280,000	280,516
Mercedes-Benz Auto Receivables Trust 1.260% due 02/16/21	215,000	213,316
MMAF Equipment Finance LLC
1.390% due 10/16/19 ~	135,003	134,794
1.480% due 06/15/20 ~	275,000	273,521
1.590% due 02/08/22 ~	500,000	498,245
MVW Owner Trust 2.150% due 04/22/30 ~	41,736	41,353
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	83,000	83,282
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	158,981
Nissan Auto Receivables Owner Trust
1.320% due 01/15/21	40,000	39,767
1.340% due 10/15/20	95,000	94,731
Nissan Master Owner Trust Receivables
1.440% due 01/15/20	365,000	365,091
1.540% due 06/15/21	75,000	74,538
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 ~	75,991	75,868
2.300% due 10/20/31 ~	110,792	110,636
2.330% due 07/20/33 ~	77,095	75,736
2.400% due 03/22/32 ~	96,257	95,829
2.430% due 10/20/33 ~	205,926	202,991
2.580% due 09/20/32 ~	578,316	575,937
SLM Student Loan Trust
2.382% due 04/25/23 §	57,782	57,912
2.532% due 07/25/22 §	94,726	95,352
2.582% due 07/25/23 §	91,679	92,269
SMART Trust (Australia)
1.180% due 02/14/19	259,833	259,326
1.660% due 08/14/19	220,000	219,501
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	200,000	202,684
Springleaf Funding Trust 2.900% due 11/15/29 ~	100,000	99,804
Synchrony Credit Card Master Note Trust
1.690% due 03/15/21	485,000	485,193
2.040% due 03/15/22	750,000	753,290
2.620% due 09/15/23	85,000	84,555
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,933
Verizon Owner Trust
1.680% due 05/20/21 ~	235,000	234,093
2.150% due 05/20/21 ~	160,000	158,827
2.360% due 05/20/21 ~	125,000	124,108
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	655,000	650,272
Volvo Financial Equipment LLC
1.670% due 02/18/20 ~	55,000	55,079
1.940% due 11/15/21 ~	630,000	630,639
Wells Fargo Dealer Floorplan Master Note Trust 1.119% due 07/20/19 §	315,000	315,072
Wells Fargo Home Equity Trust 0.906% due 01/25/37 §	149,111	143,945
Wendys Funding LLC 3.371% due 06/15/45 ~	340,688	341,069
Wheels SPV LLC
0.840% due 03/20/23 ~	29,225	29,207
1.270% due 04/22/24 ~	288,444	287,878
1.590% due 05/20/25 ~	200,000	199,166
World Omni Auto Receivables Trust
1.300% due 02/15/22	295,000	291,062
1.340% due 05/15/20	135,000	135,118

Total Asset-Backed Securities (Cost $27,713,448)		27,628,175

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 14.1%

U.S. Treasury Notes - 14.1%

0.750% due 10/31/18	$7,250,000	$7,197,525
0.750% due 07/15/19	6,230,000	6,138,132
1.000% due 11/15/19	3,850,000	3,802,283

		17,137,940

Total U.S. Treasury Obligations (Cost $17,270,791)		17,137,940

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp ‘A’ FL 2.163% due 07/01/19	150,000	151,580

Total Municipal Bonds (Cost $150,000)		151,580

SHORT-TERM INVESTMENTS - 4.3%

Commercial Paper - 2.7%

Anheuser-Busch InBev Worldwide Inc (Belgium)
1.523% due 10/10/17	250,000	247,477
1.471% due 09/05/17	250,000	247,838
AXA Financial 1.574% due 07/24/17	250,000	247,903
Enbridge Energy Partners LP 1.969% due 05/09/17	620,000	616,411
Energy Transfer Partners LP 1.604% due 01/24/17	335,000	334,739
Ford Motor Credit Co LLC 1.781% due 09/01/17	445,000	439,582
Manhattan Asset Funding Co LLC 1.543% due 09/06/17	440,000	435,264
Plains All American Pipeline LP 1.557% due 02/15/17	685,000	684,104

		3,253,318

	Shares
Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,958,978	1,958,978

Total Short-Term Investments (Cost $5,210,526)		5,212,296

TOTAL INVESTMENTS - 101.0% (Cost $122,979,745)		122,550,462

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(1,270,126)

NET ASSETS - 100.0%		$121,280,336

Notes to Schedule of Investments

(a)	As of December 31, 2016, $27,300 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Open futures contracts outstanding as December 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (03/17)	23	($631)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (03/17)	21	5,076

Total Futures Contracts		$4,445

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$57,216,157	$—	$57,216,157	$—
	Mortgage-Backed Securities	15,204,314	—	15,204,314	—
	Asset-Backed Securities	27,628,175	—	27,628,175	—
	U.S. Treasury Obligations	17,137,940	—	17,137,940	—
	Municipal Bonds	151,580	—	151,580	—
	Short-Term Investments	5,212,296	1,958,978	3,253,318	—
	Derivatives:
	Interest Rate Contracts
	Futures	5,076	5,076

	Total Assets	122,555,538	1,964,054	120,591,484	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(631)	(631)	—	—

	Total Liabilities	(631)	(631)	—	—

	Total	$122,554,907	$1,963,423	$120,591,484	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.1%

Azerbaijan - 0.5%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$220,000	$237,379

Brazil - 1.7%

Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	324,000
Petrobras Global Finance BV
5.375% due 01/27/21	100,000	98,050
5.750% due 01/20/20	65,000	65,974
6.250% due 03/17/24	50,000	48,085
6.850% due 06/05/15	34,000	27,710
6.875% due 01/20/40	60,000	51,792
8.750% due 05/23/26	100,000	108,125
Vale Overseas Ltd
6.875% due 11/21/36	45,000	44,550
6.875% due 11/10/39	45,000	43,987

		812,273

Chile - 0.9%

Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	204,444
4.875% due 11/04/44 ~	200,000	197,749

		402,193

China - 0.9%

Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	200,000	209,393
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	211,682

		421,075

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	40,000	44,948

Costa Rica - 0.3%

Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	157,000

Dominican Republic - 0.9%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	400,000	418,000

Ecuador - 0.7%

EP PetroEcuador 6.627% due 09/24/19 § ~	351,217	354,290

Georgia - 0.5%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	213,986

Hong Kong - 0.2%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	106,404

Indonesia - 0.6%

Majapahit Holding BV 8.000% due 08/07/19 ~	100,000	112,250
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	193,204

		305,454

	Principal Amount	Value
Jamaica - 0.7%

Digicel Group Ltd 8.250% due 09/30/20 ~	$400,000	$345,188

Kazakhstan - 2.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	212,749
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	290,871
Kazkommertsbank JSC
5.500% due 12/21/22 ~	60,474	45,558
6.875% due 02/13/17	EUR 110,000	109,803
8.500% due 05/11/18 ~	$290,000	282,025
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	203,000	194,695

		1,135,701

Malaysia - 0.6%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	268,028

Mexico - 1.7%

Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	199,750
5.750% due 02/14/42 ~	200,000	186,500
Petroleos Mexicanos
5.500% due 06/27/44	15,000	12,558
5.625% due 01/23/46	49,000	40,854
6.000% due 03/05/20	20,000	21,145
6.500% due 06/02/41	50,000	47,078
6.750% due 09/21/47 ~	144,000	136,411
6.875% due 08/04/26 ~	112,000	118,440
7.190% due 09/12/24 ~	MXN 650,000	26,733

		789,469

Netherlands - 0.8%

New World Resources NV 8.000% PIK due 04/07/20 * Ω ~ +	EUR 165,065	—
Zhaikmunai LLP
6.375% due 02/14/19 ~	$200,000	195,500
7.125% due 11/13/19 ~	200,000	196,000

		391,500

Philippines - 0.8%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	221,143
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	165,327

		386,470

Russia - 1.8%

Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	198,334
Gazprom OAO
8.625% due 04/28/34 ~	95,000	122,959
9.250% due 04/23/19 ~	60,000	68,083
Sberbank of Russia 5.500% due 02/26/24 § ~	200,000	203,750
SCF Capital Ltd 5.375% due 06/16/23 ~	232,000	235,968

		829,094

South Africa - 1.6%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	357,750
6.750% due 08/06/23 ~	200,000	201,896
7.125% due 02/11/25 ~	200,000	202,200

		761,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Ukraine - 0.5%

MHP SA 8.250% due 04/02/20 ~	$240,000	$231,600

United Arab Emirates - 0.3%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	57,690
Emirates Airline 4.500% due 02/06/25 ~	80,952	82,640

		140,330

Venezuela - 5.6%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	453,600	409,374
5.375% due 04/12/27 ~	93,000	34,875
8.500% due 11/02/17 ~	52,500	41,737
8.500% due 10/27/20 ~	2,656,716	1,985,896
9.000% due 11/17/21 ~	119,354	63,717
9.750% due 05/17/35 ~	146,278	70,031
12.750% due 02/17/22 ~	101,000	62,873

		2,668,503

Total Corporate Bonds & Notes (Cost $11,298,173)		11,420,731

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 * Ω ~ +	EUR 131,622	—

Total Convertible Corporate Bonds & Notes (Cost $95,113)		—

SENIOR LOAN NOTES - 1.6%

United Arab Emirates - 1.6%

Dubai Drydocks LLC
4.997% due 10/18/17 §	$131,214	106,120
Term A 0.100% due 10/18/27 §	287,369	56,935
Dubai World Term B1 3.750% PIK due 09/30/18 §	708,051	582,372

Total Senior Loan Notes (Cost $804,218)		745,427

FOREIGN GOVERNMENT BONDS & NOTES - 67.6%

Argentina - 1.6%

Argentine Bonos del Tesoro 22.750% due 03/05/18	ARS 2,102,522	144,625
Argentine Republic Government
2.500% due 12/31/38 §	$282,217	174,269
6.875% due 04/22/21 ~	153,000	163,328
7.500% due 04/22/26 ~	252,000	265,230

		747,452

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	250,000	243,719

Belarus - 0.7%

Republic of Belarus International 8.950% due 01/26/18 ~	300,000	311,610

	Principal Amount	Value
Brazil - 9.9%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	$70,000	$74,704
Brazil Letras do Tesouro Nacional
10.946% due 01/01/19	BRL 6,904,000	1,722,835
11.139% due 01/01/20	2,543,000	569,004
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	2,860,000	846,975
10.000% due 01/01/23	1,977,000	572,707
10.000% due 01/01/25	804,000	230,347
Brazilian Government
4.250% due 01/07/25	$175,000	163,844
4.875% due 01/22/21	100,000	103,250
5.000% due 01/27/45	141,000	115,084
5.875% due 01/15/19	90,000	96,390
7.125% due 01/20/37	100,000	104,750
8.250% due 01/20/34	30,000	34,806
8.875% due 04/15/24	60,000	72,210

		4,706,906

Chile - 0.2%

Chile Government 6.000% due 01/01/20 ~	CLP 60,000,000	95,749

Colombia - 4.6%

Colombia Government
5.000% due 06/15/45	$262,000	249,883
6.125% due 01/18/41	183,000	198,555
7.375% due 09/18/37	120,000	146,400
8.125% due 05/21/24	115,000	144,181
11.750% due 02/25/20	78,000	99,606
Colombian TES
5.000% due 11/21/18	COP 2,067,700,000	678,006
7.000% due 05/04/22	1,423,900,000	483,503
11.000% due 07/24/20	366,000,000	139,228
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	36,247

		2,175,609

Costa Rica - 0.3%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	80,318
5.625% due 04/30/43 ~	90,000	71,775

		152,093

Croatia - 1.3%

Croatia Government
6.000% due 01/26/24 ~	310,000	337,241
6.625% due 07/14/20 ~	160,000	174,313
6.750% due 11/05/19 ~	100,000	108,750

		620,304

Dominican Republic - 2.0%

Dominican Republic
5.500% due 01/27/25 ~	130,000	126,004
5.875% due 04/18/24 ~	260,000	261,316
6.600% due 01/28/24 ~	100,000	104,750
6.850% due 01/27/45 ~	140,000	132,961
6.875% due 01/29/26 ~	140,000	145,890
7.500% due 05/06/21 ~	170,000	184,933

		955,854

Ecuador - 4.3%

Ecuador Government
7.950% due 06/20/24 ~	368,000	353,280
9.650% due 12/13/26 ~	200,000	205,000
10.500% due 03/24/20 ~	1,188,000	1,283,040
10.750% due 03/28/22 ~	200,000	217,500

		2,058,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Egypt - 0.2%

Egypt Government 6.875% due 04/30/40 ~	$100,000	$87,604

El Salvador - 0.3%

El Salvador Government
5.875% due 01/30/25 ~	40,000	36,803
6.375% due 01/18/27 ~	60,000	55,500
7.650% due 06/15/35 ~	35,000	32,637
8.250% due 04/10/32 ~	37,000	37,555

		162,495

Ethiopia - 0.6%

Ethiopia International 6.625% due 12/11/24 ~	310,000	286,738

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	250,000	233,988

Hungary - 2.1%

Hungary Government
5.375% due 02/21/23	240,000	260,562
5.375% due 03/25/24	84,000	91,824
5.500% due 06/24/25	HUF 32,650,000	133,238
5.750% due 11/22/23	$240,000	266,574
6.250% due 01/29/20	101,000	110,707
7.625% due 03/29/41	96,000	134,664

		997,569

India - 0.4%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	202,265

Indonesia - 3.9%

Indonesia Government
3.750% due 06/14/28 ~	EUR 100,000	107,158
5.875% due 03/13/20 ~	$100,000	109,367
5.950% due 01/08/46 ~	200,000	221,567
6.875% due 01/17/18 ~	115,000	121,105
Indonesia Treasury
5.625% due 05/15/23	IDR 1,239,000,000	82,060
6.625% due 05/15/33	711,000,000	45,056
7.000% due 05/15/22	303,000,000	21,864
7.000% due 05/15/27	536,000,000	37,786
8.250% due 07/15/21	3,214,000,000	244,999
8.250% due 05/15/36	1,236,000,000	92,646
8.375% due 09/15/26	5,336,000,000	408,146
8.750% due 05/15/31	2,264,000,000	175,314
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$200,000	199,740

		1,866,808

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	377,018
5.750% due 12/31/32 § ~	492,030	457,262

		834,280

Kazakhstan - 1.0%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	187,942
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	264,213

		452,155

	Principal Amount	Value
Lebanon - 1.5%

Lebanon Government
5.150% due 11/12/18 ~	$30,000	$29,835
5.450% due 11/28/19 ~	30,000	29,370
6.000% due 01/27/23 ~	60,000	57,909
6.100% due 10/04/22 ~	94,000	91,413
6.200% due 02/26/25 ~	60,000	57,077
6.375% due 03/09/20	126,000	126,649
6.600% due 11/27/26 ~	81,000	78,249
6.750% due 11/29/27 ~	60,000	58,174
8.250% due 04/12/21 ~	165,000	175,527

		704,203

Malaysia - 0.5%

Malaysia Government
3.418% due 08/15/22	MYR 84,000	18,111
3.480% due 03/15/23	27,000	5,777
3.844% due 04/15/33	4,000	793
3.900% due 11/30/26	21,000	4,557
3.955% due 09/15/25	9,000	1,947
4.070% due 09/30/26	100,000	21,763
4.181% due 07/15/24	217,000	47,953
4.254% due 05/31/35	8,000	1,688
4.390% due 07/07/23	174,000	39,426
4.392% due 04/15/26	22,000	4,891
4.498% due 04/15/30	318,000	69,192

		216,098

Mexico - 6.3%

Mexican Bonos 5.000% due 12/11/19	MXN 7,920,000	362,749
6.500% due 06/10/21	18,390,000	865,878
8.500% due 12/13/18	9,470,000	470,252
10.000% due 12/05/24	1,430,000	79,941
Mexican Udibonos 4.000% due 06/13/19 ^	18,751,779	941,359
Mexico Government
4.000% due 03/15/15	EUR 166,000	147,526
4.750% due 03/08/44	$38,000	34,637
5.550% due 01/21/45	31,000	31,814
5.750% due 10/12/10	60,000	55,650

		2,989,806

Morocco - 0.7%

Morocco Government 4.250% due 12/11/22 ~	320,000	327,667

Pakistan - 1.7%

Pakistan Government
8.250% due 04/15/24 ~	200,000	217,293
8.250% due 09/30/25 ~	200,000	219,451
The Second Pakistan International Sukuk Co Ltd
6.750% due 12/03/19 ~	350,000	371,158

		807,902

Panama - 0.9%

Panama Government
4.000% due 09/22/24	200,000	204,500
6.700% due 01/26/36	80,000	97,480
8.875% due 09/30/27	40,000	55,100
9.375% due 04/01/29	40,000	56,600

		413,680

Peru - 1.9%

Peruvian Government 5.625% due 11/18/50	163,000	185,005
5.700% due 08/12/24 ~	PEN 302,000	88,918
6.350% due 08/12/28 ~	148,000	43,510
6.950% due 08/12/31 ~	340,000	103,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
7.350% due 07/21/25	$178,000	$228,997
8.200% due 08/12/26 ~	PEN 56,000	18,853
8.750% due 11/21/33	$165,000	241,312

		910,107

Philippines - 1.4%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	186,070
7.750% due 01/14/31	$170,000	239,824
9.500% due 02/02/30	100,000	157,945
10.625% due 03/16/25	46,000	70,709

		654,548

Poland - 1.0%

Republic of Poland Government
2.500% due 07/25/26	PLN 341,000	74,175
3.000% due 03/17/23	$37,000	36,332
3.250% due 07/25/25	PLN 829,000	194,557
4.000% due 10/25/23	477,000	118,690
5.000% due 03/23/22	$39,000	42,570

		466,324

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	254,000	262,026
6.125% due 01/22/44 ~	38,000	44,503
6.750% due 02/07/22 ~	242,000	276,139

		582,668

Serbia - 0.4%

Serbia Government 5.875% due 12/03/18 ~	200,000	209,576

South Africa - 4.7%

Republic of South Africa Government
4.300% due 10/12/28 #	224,000	208,466
7.000% due 02/28/31	ZAR 5,510,000	328,891
7.750% due 02/28/23	3,010,000	210,260
8.000% due 01/31/30	1,880,000	123,313
8.250% due 03/31/32	2,130,000	139,835
8.500% due 01/31/37	2,900,000	190,072
8.750% due 01/31/44	3,180,000	212,039
8.750% due 02/28/48	4,430,000	294,971
10.500% due 12/21/26	6,562,260	527,313

		2,235,160

Thailand - 0.4%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 2,060,590	53,361
3.400% due 06/17/36	3,424,000	96,652
4.675% due 06/29/44	659,000	22,480

		172,493

Turkey - 3.5%

Turkey Government
3.000% due 02/23/22 ^	TRY 449,997	129,733
3.250% due 03/23/23	$200,000	177,708
5.625% due 03/30/21	100,000	102,775
6.750% due 04/03/18	150,000	156,866
6.750% due 05/30/40	110,000	111,562
7.000% due 06/05/20	20,000	21,525
7.375% due 02/05/25	30,000	32,981
7.500% due 07/14/17	120,000	123,598
9.400% due 07/08/20	TRY 590,000	161,263
10.600% due 02/11/26	480,000	132,560
10.700% due 02/17/21	1,760,000	497,525

		1,648,096

	Principal Amount	Value
Ukraine - 0.5%

Ukraine Government
5.188% due 05/31/40 § ~	$53,000	$16,204
7.750% due 09/01/22 ~	114,000	110,667
7.750% due 09/01/23 ~	114,000	109,725

		236,596

Uruguay - 0.9%

Uruguay Government
4.125% due 11/20/45	78,548	65,077
4.500% due 08/14/24	114,235	119,376
5.100% due 06/18/50	20,000	18,050
7.625% due 03/21/36	102,000	127,638
7.875% due 01/15/33	93,000	117,538

		447,679

Venezuela - 3.2%

Venezuela Government
6.000% due 12/09/20 ~	103,000	50,212
7.750% due 10/13/19 ~	110,000	61,600
8.250% due 10/13/24 ~	232,000	109,040
9.000% due 05/07/23 ~	166,000	79,265
9.250% due 09/15/27	172,000	88,150
9.250% due 05/07/28 ~	165,000	76,519
11.750% due 10/21/26 ~	883,900	503,823
11.950% due 08/05/31 ~	950,900	534,881
12.750% due 08/23/22 ~	41,000	25,625

		1,529,115

Vietnam - 0.4%

Vietnam Government 6.750% due 01/29/20 ~	180,000	195,543

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	160,000	158,400

Total Foreign Government Bonds & Notes (Cost $32,034,301)		32,097,679

	Shares
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,893,450	1,893,450

Total Short-Term Investment (Cost $1,893,450)		1,893,450

TOTAL INVESTMENTS - 97.3% (Cost $46,125,255)		46,157,287

OTHER ASSETS & LIABILITIES, NET - 2.7%		1,300,020

NET ASSETS - 100.0%		$47,457,307

Notes to Schedule of Investments

(a)	As of December 31, 2016, $542,857 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	4,052,500	USD	1,250,000	01/17	BNP	($6,757)
BRL	3,959,268	USD	1,189,596	01/17	DUB	25,045
BRL	2,156,050	USD	650,000	01/17	GSC	11,442
BRL	597,506	USD	181,447	01/17	JPM	1,858
BRL	1,020,337	USD	306,490	01/17	MER	6,533
BRL	438,404	USD	130,000	02/17	DUB	3,342
BRL	2,229,787	USD	638,606	03/17	GSC	34,626
BRL	1,713,637	USD	491,028	03/17	MER	26,365
CLP	78,464,225	USD	116,623	01/17	BNP	246
CNH	4,321,800	USD	650,050	01/17	HSB	(31,850)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(200,992)
CNH	7,234,593	USD	1,081,204	05/17	HSB	(71,585)
CNY	8,454,368	USD	1,246,497	01/17	ANZ	(31,363)
COP	225,525,000	USD	75,000	01/17	CIT	(360)
COP	546,430,000	USD	176,595	01/17	HSB	4,252
CZK	1,068,158	EUR	39,876	09/17	JPM	(115)
CZK	14,467,140	EUR	540,000	09/17	MER	(1,468)
CZK	10,393,592	USD	421,613	01/17	JPM	(16,055)
EGP	599,720	USD	34,000	02/17	GSC	(1,495)
EGP	219,600	USD	12,000	03/17	CIT	(123)
EGP	216,000	USD	12,000	03/17	DUB	(297)
EUR	81,916	CZK	2,199,940	09/17	JPM	11
EUR	568,872	USD	614,483	01/17	CIT	(14,646)
HUF	365,965,721	USD	1,294,927	01/17	DUB	(47,967)
ILS	743,281	USD	192,965	01/17	JPM	143
INR	33,962,000	USD	501,728	01/17	CIT	(3,006)
INR	19,083,000	USD	282,126	01/17	JPM	(1,897)
INR	35,056,709	USD	517,099	01/17	MER	(2,300)
INR	26,945,000	USD	390,479	02/17	BRC	3,915
INR	5,978,727	USD	86,579	02/17	DUB	931
INR	28,452,200	USD	412,351	02/17	GSC	4,104
KRW	195,891,000	USD	167,000	01/17	BRC	(4,811)
KRW	1,192,493,848	USD	1,063,872	01/17	JPM	(76,545)
KRW	97,566,500	USD	83,000	01/17	MER	(2,218)
MXN	8,624,719	USD	435,000	01/17	CIT	(20,967)
MXN	2,521,155	USD	130,000	01/17	DUB	(8,971)
MXN	4,939,005	USD	255,000	01/17	JPM	(17,902)
MXN	932,132	USD	45,000	01/17	MER	(253)
MXN	1,662,368	USD	80,971	01/17	SCB	(1,169)
MXN	23,321,465	USD	1,310,710	03/17	BNP	(199,340)
MXN	23,321,273	USD	1,305,271	03/17	MER	(193,910)
MYR	5,708,882	USD	1,361,852	01/17	CIT	(90,648)
MYR	9,966	USD	2,337	01/17	DUB	(118)
PEN	780,512	USD	228,587	01/17	CIT	3,018
PEN	1,107,397	USD	325,745	01/17	CSF	2,860
PHP	125,801	USD	2,590	01/17	MER	(62)
PLN	44,800	USD	10,739	01/17	HSB	(39)
PLN	351,527	USD	88,770	01/17	MER	(4,818)
PLN	1,583,583	USD	379,115	02/17	MER	(1,090)
PLN	3,623,997	USD	865,122	03/17	BNP	(466)
RON	1,683,746	USD	394,528	02/17	JPM	(3,464)
RON	1,481,382	USD	354,508	03/17	MER	(10,130)
RUB	32,491,155	USD	493,164	01/17	HSB	32,879
RUB	2,737,064	USD	42,780	01/17	JPM	1,534
RUB	65,966,890	USD	995,839	02/17	CIT	66,199
RUB	50,174,413	USD	770,492	03/17	BRC	31,843
SGD	1,293,497	USD	919,360	01/17	ANZ	(26,378)
THB	1,013,281	USD	28,510	01/17	DUB	(222)
THB	18,343,215	USD	514,970	01/17	JPM	(2,862)
THB	273,618	USD	7,699	01/17	SCB	(60)
THB	22,863,000	USD	641,318	01/17	UBS	(3,027)
TRY	116,414	USD	33,000	01/17	BNP	(212)
TRY	35,325	USD	9,978	01/17	GSC	(29)
TRY	130,000	USD	36,611	01/17	HSB	3
TRY	1,117,231	USD	319,300	02/17	JPM	(6,513)
TWD	21,651,473	USD	674,501	02/17	JPM	(979)
USD	126,474	ARS	2,010,935	01/17	BNP	3,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,158,000	BRL	4,442,516	01/17	GSC	($204,894)
USD	90,000	BRL	288,432	01/17	JPM	1,514
USD	845,500	BRL	3,090,544	01/17	MER	(102,630)
USD	84,890	BRL	270,332	01/17	MER	1,956
USD	1,090,230	BRL	3,693,837	01/17	MSC	(42,981)
USD	120,000	BRL	393,120	02/17	HSB	431
USD	772,312	BRL	3,042,137	03/17	BNP	(146,190)
USD	650,000	BRL	2,313,958	10/17	DUB	(14,676)
USD	650,000	BRL	2,309,450	10/17	GSC	(13,381)
USD	1,250,000	BRL	4,418,125	01/18	BNP	4,447
USD	30,000	CLP	19,905,000	01/17	JPM	352
USD	630,000	CNH	4,321,800	01/17	HSB	11,801
USD	1,963,192	CNH	12,427,231	03/17	HSB	213,568
USD	1,081,000	CNH	7,234,593	05/17	HSB	71,381
USD	105,000	CNY	722,400	01/17	JPM	1,170
USD	579,055	COP	1,727,900,971	01/17	BNP	7,185
USD	35,000	COP	110,267,500	01/17	CSF	(1,494)
USD	278,441	EUR	263,426	01/17	JPM	677
USD	710,108	EUR	653,568	01/17	MER	20,966
USD	418,633	EUR	393,388	01/17	MSC	4,071
USD	95,000	HUF	26,992,645	01/17	BNP	3,028
USD	455,201	HUF	128,570,670	01/17	CIT	17,121
USD	65,180	HUF	18,727,587	01/17	ING	1,369
USD	180,000	IDR	2,453,400,000	01/17	BNP	(1,235)
USD	21,601	IDR	284,700,000	01/17	CIT	570
USD	19,330	IDR	266,652,200	01/17	DUB	(410)
USD	14,827	IDR	196,426,435	01/17	DUB	317
USD	24,690	IDR	340,347,800	01/17	HSB	(505)
USD	86,000	INR	5,929,700	01/17	BRC	(1,076)
USD	201,500	INR	13,904,511	01/17	HSB	(2,684)
USD	77,500	INR	5,351,375	01/17	JPM	(1,084)
USD	183,000	INR	12,610,530	01/17	MER	(2,182)
USD	120,000	KRW	140,352,000	01/17	ANZ	3,795
USD	123,800	KRW	142,277,150	01/17	BNP	6,001
USD	245,000	KRW	290,631,250	01/17	CIT	4,371
USD	150,200	KRW	172,790,080	01/17	JPM	7,138
USD	30,000	MXN	617,711	01/17	BNP	347
USD	657,957	MXN	13,498,327	01/17	BRC	9,966
USD	339,870	MXN	6,562,887	01/17	DUB	24,816
USD	1,200,271	MXN	24,782,150	01/17	HSB	10,596
USD	81,000	MXN	1,684,517	01/17	JPM	134
USD	870,000	MXN	16,955,539	03/17	JPM	61,994
USD	776,217	MXN	14,746,189	03/17	MER	73,497
USD	341,338	MYR	1,538,989	01/17	CIT	(1,351)
USD	238,924	MYR	1,062,016	01/17	CIT	2,443
USD	150,278	MYR	669,639	01/17	GSC	1,169
USD	74,578	MYR	331,501	01/17	MER	763
USD	50,000	PEN	171,888	01/17	DUB	(1,005)
USD	180,000	PLN	725,985	01/17	BNP	6,619
USD	35,000	RON	144,784	01/17	HSB	1,388
USD	304,824	RON	1,259,503	01/17	MER	12,428
USD	128,190	RUB	7,917,014	01/17	GSC	11
USD	200,000	RUB	13,386,000	01/17	HSB	(16,724)
USD	75,000	SGD	105,788	01/17	BNP	1,968
USD	640,000	SGD	891,803	01/17	CIT	24,333
USD	685,000	TRY	2,320,094	01/17	HSB	31,554
USD	257,000	TRY	802,662	01/17	JPM	30,933
USD	435,643	ZAR	6,186,914	01/17	BRC	(11,997)
USD	271,000	ZAR	3,752,235	01/17	CIT	(484)
ZAR	88,471	USD	6,136	01/17	BNP	265
ZAR	344,551	USD	24,292	01/17	HSB	638

Total Forward Foreign Currency Contracts						($732,980)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(c)	Swap agreements outstanding as of December 30, 2016 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 4,500,000	($290)	$—	($290)
Brazil CETIP Interbank	HSB	11.265%	01/02/19	BRL 9,188,992	13,475	—	13,475
Brazil CETIP Interbank	BNP	11.998%	01/02/19	3,828,062	14,903	—	14,903
Brazil CETIP Interbank	BNP	12.016%	01/02/19	2,147,719	8,884	—	8,884
Brazil CETIP Interbank	BNP	12.055%	01/02/19	1,760,369	7,647	—	7,647
Brazil CETIP Interbank	HSB	15.715%	01/04/21	1,721,567	121,061	—	121,061
6-Month PLN-WIBOR	BRC	2.110%	07/07/26	PLN 500,000	(7,799)	—	(7,799)

					$157,881	$—	$157,881

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.130%	11/16/26	$300,000	$4,723	$—	$4,723
3-Month USD-LIBOR	LCH	2.217%	11/28/26	260,000	2,103	—	2,103

					$6,826	$—	$6,826

					$164,707	$—	$164,707

Total Return Swaps

Receive Total Return	Counter- Party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 621,000,000	$55,413	$64,177	($8,764)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	369,000,000	28,771	32,051	(3,280)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	489,000,000	38,129	42,474	(4,345)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	432,000,000	39,086	50,582	(11,496)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	814,000,000	63,773	67,373	(3,600)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	7,117	7,792	(675)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	880,000,000	70,828	68,519	2,309
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	622,000,000	56,319	73,015	(16,696)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	17,282	22,792	(5,510)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	1,261,000,000	96,685	100,260	(3,575)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	3,220	3,339	(119)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	980,000,000	74,236	71,081	3,155

				$550,859	$603,455	($52,596)

Total Swap Agreements				$715,566	$603,455	$112,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$11,420,731	$—	$11,420,731	$—
	Senior Loan Notes	745,427	—	745,427	—
	Foreign Government Bonds & Notes	32,097,679	—	32,097,679	—
	Short-Term Investment	1,893,450	1,893,450	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	943,482	—	943,482	—
	Interest Rate Contracts
	Swaps	723,655	—	723,655	—

	Total Assets-Derivatives	1,667,137	—	1,667,137	—

	Total Assets	47,824,424	1,893,450	45,930,974	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,676,462)	—	(1,676,462)	—
	Interest Rate Contracts
	Swaps	(8,089)	—	(8,089)	—

	Total Liabilities-Derivatives	(1,684,551)	—	(1,684,551)	—

	Total Liabilities	(1,684,551)	—	(1,684,551)	—

	Total	$46,139,873	$1,893,450	$44,246,423	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Basic Materials - 2.2%

International Paper Co	1,058	$56,137
The Dow Chemical Co	2,520	144,194

		200,331

Communications - 15.7%

Alphabet Inc ‘A’ *	204	161,660
Alphabet Inc ‘C’ *	204	157,451
Amazon.com Inc *	179	134,227
AT&T Inc	5,082	216,137
CBS Corp ‘B’	1,845	117,379
Cisco Systems Inc	4,571	138,136
Comcast Corp ‘A’	2,686	185,468
Facebook Inc ‘A’ *	1,065	122,528
Verizon Communications Inc	4,368	233,164

		1,466,150

Consumer, Cyclical - 8.9%

Delta Air Lines Inc	2,296	112,940
DR Horton Inc	3,214	87,839
Lear Corp	783	103,646
McDonald’s Corp	984	119,772
Michael Kors Holdings Ltd *	1,889	81,189
PVH Corp	1,219	110,003
Skechers U.S.A. Inc ‘A’ *	2,731	67,128
The Home Depot Inc	1,103	147,890

		830,407

Consumer, Non-Cyclical - 23.3%

Abbott Laboratories	2,547	97,830
Amgen Inc	941	137,584
Biogen Inc *	321	91,029
Danaher Corp	1,326	103,216
Eli Lilly & Co	1,666	122,534
Gilead Sciences Inc	1,694	121,307
Ingredion Inc	853	106,591
Johnson & Johnson	716	82,490
Medtronic PLC	1,488	105,990
PepsiCo Inc	1,615	168,977
Pfizer Inc	6,137	199,330
Post Holdings Inc *	1,304	104,829
Quanta Services Inc *	3,455	120,407
The Procter & Gamble Co	1,202	101,064
Thermo Fisher Scientific Inc	810	114,291
Tyson Foods Inc ‘A’	1,373	84,687
UnitedHealth Group Inc	1,091	174,604
VCA Inc *	642	44,073
Whole Foods Market Inc	2,810	86,436

		2,167,269

Energy - 7.4%

Antero Resources Corp *	3,243	76,697
Chevron Corp	895	105,342
ConocoPhillips	1,932	96,870
Energen Corp *	743	42,849
EOG Resources Inc	1,071	108,278
Exxon Mobil Corp	915	82,588

	Shares	Value
Halliburton Co	1,313	$71,020
Valero Energy Corp	1,537	105,008

		688,652

Financial - 14.7%

American Express Co	1,009	74,747
Bank of America Corp	8,310	183,651
Chubb Ltd	906	119,701
Citigroup Inc	2,979	177,042
Huntington Bancshares Inc	6,762	89,394
JPMorgan Chase & Co	2,911	251,190
Prologis Inc REIT	2,058	108,642
Prudential Financial Inc	1,219	126,849
State Street Corp	1,479	114,948
SunTrust Banks Inc	2,164	118,695

		1,364,859

Industrial - 7.3%

General Electric Co	1,439	45,472
Ingersoll-Rand PLC	1,125	84,420
Northrop Grumman Corp	571	132,803
Parker-Hannifin Corp	778	108,920
Stanley Black & Decker Inc	790	90,605
Waste Management Inc	2,315	164,157
WestRock Co	1,000	50,770

		677,147

Technology - 14.9%

Accenture PLC ‘A’	373	43,689
Apple Inc	3,290	381,048
Electronic Arts Inc *	1,254	98,765
Hewlett Packard Enterprise Co	5,325	123,221
Intel Corp	5,205	188,785
Microsoft Corp	4,506	280,003
Oracle Corp	3,056	117,503
QUALCOMM Inc	2,337	152,372

		1,385,386

Utilities - 1.1%

Public Service Enterprise Group Inc	2,387	104,742

Total Common Stocks (Cost $8,201,580)		8,884,943

SHORT-TERM INVESTMENT - 5.4%

Money Market Fund - 5.4%

BlackRock Liquidity Funds T-Fund Portfolio	505,450	505,450

Total Short-Term Investment (Cost $505,450)		505,450

TOTAL INVESTMENTS - 100.9% (Cost $8,707,030)		9,390,393

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(80,831)

NET ASSETS - 100.0%		$9,309,562

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$8,884,943	$8,884,943	$—	$—
	Short-Term Investment	505,450	505,450	—	—

	Total	$9,390,393	$9,390,393	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 4.6%

International Paper Co	4,786	$253,945
LyondellBasell Industries NV ‘A’	4,143	355,387
Nucor Corp	5,140	305,933
The Dow Chemical Co	8,717	498,787

		1,414,052

Communications - 9.7%

AT&T Inc	24,230	1,030,502
CBS Corp ‘B’	5,643	359,008
Cisco Systems Inc	15,541	469,649
Comcast Corp ‘A’	5,972	412,367
Time Warner Inc	2,838	273,952
Verizon Communications Inc	7,296	389,461

		2,934,939

Consumer, Cyclical - 5.0%

Delta Air Lines Inc	8,601	423,083
PulteGroup Inc	14,298	262,797
PVH Corp	3,269	294,995
Skechers U.S.A. Inc ‘A’ *	10,831	266,226
The Home Depot Inc	2,079	278,752

		1,525,853

Consumer, Non-Cyclical - 17.3%

Amgen Inc	1,582	231,304
Becton Dickinson and Co	1,172	194,025
Danaher Corp	3,452	268,704
Eli Lilly & Co	7,048	518,380
Gilead Sciences Inc	3,485	249,561
Johnson & Johnson	3,564	410,608
Medtronic PLC	6,665	474,748
PepsiCo Inc	4,392	459,535
Pfizer Inc	17,680	574,246
The Kroger Co	8,675	299,374
The Procter & Gamble Co	6,692	562,663
Tyson Foods Inc ‘A’	4,281	264,052
UnitedHealth Group Inc	2,965	474,519
VCA Inc *	4,192	287,781

		5,269,500

Energy - 13.3%

Antero Resources Corp *	16,612	392,874
Chevron Corp	6,590	775,643
ConocoPhillips	12,057	604,538
Energen Corp	4,679	269,838
EOG Resources Inc	6,734	680,807
Exxon Mobil Corp	7,010	632,723
Halliburton Co	6,698	362,295
Valero Energy Corp	4,834	330,259

		4,048,977

Financial - 26.7%

American Express Co	4,276	316,766
American International Group Inc	5,905	385,656
Ameriprise Financial Inc	2,951	327,384

	Shares	Value
Bank of America Corp	48,211	$1,065,463
Berkshire Hathaway Inc ‘B’ *	1,191	194,109
Chubb Ltd	4,643	613,433
Discover Financial Services	6,715	484,084
Equity LifeStyle Properties Inc REIT	3,904	281,478
Huntington Bancshares Inc	33,260	439,697
JPMorgan Chase & Co	13,632	1,176,305
Kimco Realty Corp REIT	10,738	270,168
MetLife Inc	4,129	222,512
Prologis Inc REIT	6,935	366,099
State Street Corp	6,236	484,662
SunTrust Banks Inc	10,416	571,318
The Allstate Corp	5,533	410,106
Wells Fargo & Co	8,895	490,203

		8,099,443

Industrial - 9.9%

Fluor Corp	3,996	209,870
General Electric Co	13,230	418,068
Northrop Grumman Corp	2,377	552,843
Parker-Hannifin Corp	3,499	489,860
Raytheon Co	1,576	223,792
Stanley Black & Decker Inc	3,179	364,600
Waste Management Inc	7,087	502,539
WestRock Co	4,993	253,495

		3,015,067

Technology - 6.7%

Apple Inc	1,829	211,835
Hewlett Packard Enterprise Co	12,123	280,526
Intel Corp	19,619	711,581
Microsoft Corp	5,353	332,635
QUALCOMM Inc	7,547	492,064

		2,028,641

Utilities - 5.2%

American Electric Power Co Inc	5,469	344,328
DTE Energy Co	3,875	381,726
Edison International	6,354	457,424
Public Service Enterprise Group Inc	8,826	387,285

		1,570,763

Total Common Stocks (Cost $27,076,851)		29,907,235

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	485,192	485,192

Total Short-Term Investment (Cost $485,192)		485,192

TOTAL INVESTMENTS - 100.0% (Cost $27,562,043)		30,392,427

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(5,694)

NET ASSETS - 100.0%		$30,386,733

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$29,907,235	$29,907,235	$—	$—
	Short-Term Investment	485,192	485,192	—	—

	Total	$30,392,427	$30,392,427	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	142	$158

Total Rights (Cost $0)		158

COMMON STOCKS - 96.8%

Basic Materials - 3.8%

AK Steel Holding Corp *	47,993	490,009
Kaiser Aluminum Corp	7,221	560,999
Kraton Corp *	15,156	431,643
PolyOne Corp	11,725	375,669
The Chemours Co	19,932	440,298
US Silica Holdings Inc	9,253	524,460

		2,823,078

Communications - 4.6%

Ciena Corp *	24,239	591,674
Finisar Corp *	14,242	431,105
NETGEAR Inc *	9,947	540,619
NeuStar Inc ‘A’ *	14,457	482,864
Sinclair Broadcast Group Inc ‘A’	18,354	612,106
TiVo Corp *	14,003	292,663
Web.com Group Inc *	22,308	471,814

		3,422,845

Consumer, Cyclical - 14.9%

Alaska Air Group Inc	3,097	274,797
American Eagle Outfitters Inc	31,697	480,843
American Woodmark Corp *	7,221	543,380
Beacon Roofing Supply Inc *	10,020	461,621
Big Lots Inc	9,979	501,046
Bloomin’ Brands Inc	32,461	585,272
Brinker International Inc	4,182	207,134
Cooper-Standard Holding Inc *	6,143	635,063
Dick’s Sporting Goods Inc	10,326	548,311
Lithia Motors Inc ‘A’	4,177	404,459
Marriott Vacations Worldwide Corp	6,046	513,003
Pool Corp	3,535	368,842
SkyWest Inc	14,854	541,428
Sonic Corp	18,476	489,799
Steven Madden Ltd *	10,269	367,117
Texas Roadhouse Inc	12,982	626,252
The Cheesecake Factory Inc	7,534	451,136
The Children’s Place Inc	4,558	460,130
Vail Resorts Inc	3,957	638,304
Wabash National Corp	34,785	550,299
Watsco Inc	5,263	779,556
Wolverine World Wide Inc	14,955	328,262
Wyndham Worldwide Corp	3,759	287,075

		11,043,129

Consumer, Non-Cyclical - 20.6%

Acorda Therapeutics Inc *	11,998	225,562
Align Technology Inc *	7,324	704,056
Amedisys Inc *	9,152	390,150
Cardtronics PLC ‘A’ *	10,606	578,769
Charles River Laboratories International Inc *	7,637	581,863
Cynosure Inc ‘A’ *	10,719	488,786
Dean Foods Co	30,467	663,571
Deluxe Corp	9,801	701,850
DeVry Education Group Inc	14,144	441,293
Euronet Worldwide Inc *	7,499	543,153
Horizon Pharma PLC *	23,244	376,088
INC Research Holdings Inc ‘A’ *	12,206	642,036

	Shares	Value
Insperity Inc	8,461	$600,308
Ionis Pharmaceuticals Inc *	8,467	404,977
Ironwood Pharmaceuticals Inc *	21,976	336,013
J&J Snack Foods Corp	2,800	373,604
LHC Group Inc *	9,835	449,460
ManpowerGroup Inc	2,904	258,078
MarketAxess Holdings Inc	2,569	377,437
Masimo Corp *	5,684	383,102
Merit Medical Systems Inc *	11,628	308,142
Molina Healthcare Inc *	12,613	684,381
Nektar Therapeutics *	20,286	248,909
NuVasive Inc *	10,765	725,130
Post Holdings Inc *	3,944	317,058
Quintiles IMS Holdings Inc *	2,615	198,871
Service Corp International	15,291	434,264
STERIS PLC	5,887	396,725
Supernus Pharmaceuticals Inc *	23,195	585,674
Teleflex Inc	2,629	423,663
The Cooper Cos Inc	3,492	610,856
TrueBlue Inc *	14,607	360,063
United Therapeutics Corp *	2,811	403,182

		15,217,074

Energy - 2.4%

Energen Corp *	7,600	438,292
Laredo Petroleum Inc *	49,399	698,502
PDC Energy Inc *	8,546	620,269

		1,757,063

Financial - 21.8%

Alleghany Corp *	1,375	836,165
AmTrust Financial Services Inc	26,535	726,528
Berkshire Hills Bancorp Inc	13,808	508,825
Brixmor Property Group Inc REIT	17,670	431,501
Chemical Financial Corp l	—	12
DCT Industrial Trust Inc REIT	11,770	563,548
Douglas Emmett Inc REIT	15,645	571,981
DuPont Fabros Technology Inc REIT	13,343	586,158
East West Bancorp Inc	9,364	475,972
Equity LifeStyle Properties Inc REIT	7,768	560,073
Highwoods Properties Inc REIT	10,863	554,122
Hudson Pacific Properties Inc REIT	13,952	485,251
Huntington Bancshares Inc	65,349	863,914
Investors Bancorp Inc	47,634	664,494
Mack-Cali Realty Corp REIT	25,484	739,546
Mid-America Apartment Communities Inc REIT	6,139	601,131
National Retail Properties Inc REIT	11,508	508,654
PacWest Bancorp	14,687	799,560
PS Business Parks Inc REIT	3,131	364,824
Radian Group Inc	49,786	895,152
Raymond James Financial Inc	7,944	550,281
Reinsurance Group of America Inc	1,574	198,056
Texas Capital Bancshares Inc *	7,097	556,405
The Hanover Insurance Group Inc	5,747	523,034
Umpqua Holdings Corp	30,294	568,921
Western Alliance Bancorp *	9,682	471,610
Wintrust Financial Corp	8,911	646,671
Zions Bancorp	20,247	871,431

		16,123,820

Industrial - 12.9%

AAR Corp	12,082	399,310
Aerojet Rocketdyne Holdings Inc *	24,552	440,708
Barnes Group Inc	12,024	570,178
EMCOR Group Inc	10,167	719,417
EnerSys	6,957	543,342
Generac Holdings Inc *	14,145	576,267
Graphic Packaging Holding Co	50,577	631,201
Hub Group Inc ‘A’ *	5,141	224,919
ITT Inc	13,219	509,857

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Kirby Corp *	5,133	$341,345
Knowles Corp *	23,475	392,267
Lydall Inc *	9,211	569,700
MasTec Inc *	13,187	504,403
Moog Inc ‘A’ *	3,674	241,308
Owens Corning	13,378	689,770
PerkinElmer Inc	9,965	519,675
Ryder System Inc	8,887	661,548
US Concrete Inc *	8,630	565,265
WestRock Co	8,240	418,345

		9,518,825

Technology - 13.1%

Acxiom Corp *	18,992	508,986
Aspen Technology Inc *	11,905	650,965
CommVault Systems Inc *	10,151	521,761
Diebold Nixdorf Inc	18,801	472,845
DST Systems Inc	1,360	145,724
Integrated Device Technology Inc *	25,495	600,662
j2 Global Inc	9,022	738,000
Manhattan Associates Inc *	3,064	162,484
Microsemi Corp *	15,101	815,001
MicroStrategy Inc ‘A’ *	2,651	523,307
Nuance Communications Inc *	26,238	390,946
PTC Inc *	11,725	542,516
RealPage Inc *	27,506	825,180
Silicon Laboratories Inc *	8,892	577,980
Synopsys Inc *	11,241	661,645
Take-Two Interactive Software Inc *	15,881	782,774
Tessera Holding Corp	10,284	454,553
VeriFone Systems Inc *	16,411	290,967

		9,666,296

	Shares	Value
Utilities - 2.7%

Avista Corp	9,685	$387,303
Black Hills Corp	9,145	560,954
CMS Energy Corp	11,594	482,542
Portland General Electric Co	12,349	535,082

		1,965,881

Total Common Stocks (Cost $64,524,638)		71,538,011

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	1,683,139	1,683,139

Total Short-Term Investment (Cost $1,683,139)		1,683,139

TOTAL INVESTMENTS - 99.1% (Cost $66,207,777)		73,221,308

OTHER ASSETS & LIABILITIES, NET - 0.9%		674,902

NET ASSETS - 100.0%		$73,896,210

Notes to Schedule of Investments

(a)	An investment with a value of $158 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$158	$—	$—	$158
	Common Stocks	71,538,011	71,538,011	—	—
	Short-Term Investment	1,683,139	1,683,139	—	—

	Total	$73,221,308	$73,221,150	$—	$158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 5.3%

AK Steel Holding Corp *	7,484	$76,412
Clearwater Paper Corp *	920	60,306
Kraton Corp *	2,237	63,710
Minerals Technologies Inc	954	73,697
PolyOne Corp	2,781	89,103
The Chemours Co	2,551	56,352
US Silica Holdings Inc	797	45,174

		464,754

Communications - 6.8%

Ciena Corp *	2,639	64,418
Finisar Corp *	2,905	87,934
LogMeIn Inc	1,045	100,895
NETGEAR Inc *	1,143	62,122
NeuStar Inc ‘A’ *	2,030	67,802
Plantronics Inc	650	35,594
Sinclair Broadcast Group Inc ‘A’	2,356	78,573
TiVo Corp *	2,997	62,637
Web.com Group Inc *	2,030	42,936

		602,911

Consumer, Cyclical - 12.4%

American Eagle Outfitters Inc	2,437	36,969
American Woodmark Corp *	703	52,901
Beacon Roofing Supply Inc *	736	33,908
Big Lots Inc	1,444	72,503
Bloomin’ Brands Inc	3,077	55,478
Cooper-Standard Holding Inc *	675	69,782
Express Inc *	2,757	29,665
G-III Apparel Group Ltd *	1,329	39,285
Libbey Inc	1,788	34,794
Lithia Motors Inc ‘A’	747	72,332
Marriott Vacations Worldwide Corp	849	72,038
Papa John’s International Inc	985	84,296
SkyWest Inc	1,297	47,276
Sonic Corp	2,082	55,194
Steven Madden Ltd *	1,496	53,482
Texas Roadhouse Inc	1,842	88,858
The Cheesecake Factory Inc	878	52,575
The Children’s Place Inc	530	53,504
Wabash National Corp	3,833	60,638
Wolverine World Wide Inc	1,268	27,833

		1,093,311

Consumer, Non-Cyclical - 21.1%

ABM Industries Inc	1,224	49,988
Acorda Therapeutics Inc *	1,800	33,840
Amedisys Inc *	1,149	48,982
Cardtronics PLC ‘A’ *	757	41,309
Charles River Laboratories International Inc *	952	72,533
Cynosure Inc ‘A’ *	1,507	68,719
Dean Foods Co	3,779	82,307
Deluxe Corp	1,102	78,914
Depomed Inc *	2,411	43,446
DeVry Education Group Inc	2,227	69,482
FibroGen Inc *	1,381	29,553
HealthSouth Corp	1,851	76,335
Horizon Pharma PLC *	4,255	68,846
ICU Medical Inc *	604	88,999
INC Research Holdings Inc ‘A’ *	1,192	62,699
Inogen Inc *	930	62,468
Insperity Inc	1,174	83,295
Ironwood Pharmaceuticals Inc *	3,274	50,059
J&J Snack Foods Corp	340	45,366
LHC Group Inc *	1,000	45,700
Masimo Corp *	1,364	91,934

	Shares	Value
Merit Medical Systems Inc *	2,428	$64,342
Molina Healthcare Inc *	1,197	64,949
Nektar Therapeutics *	3,645	44,724
NuVasive Inc *	1,650	111,144
PAREXEL International Corp *	1,157	76,038
RPX Corp *	2,419	26,125
Supernus Pharmaceuticals Inc *	3,474	87,719
TrueBlue Inc *	2,427	59,826
Viad Corp	927	40,881

		1,870,522

Energy - 1.9%

Laredo Petroleum Inc *	3,999	56,546
PDC Energy Inc *	488	35,419
QEP Resources Inc *	1,548	28,499
Sanchez Energy Corp *	5,254	47,444

		167,908

Financial - 24.0%

AG Mortgage Investment Trust Inc REIT	2,574	44,041
Apollo Commercial Real Estate Finance Inc REIT	2,611	43,395
Argo Group International Holdings Ltd	831	54,763
Banner Corp	1,198	66,860
Berkshire Hills Bancorp Inc	1,815	66,883
Capstead Mortgage Corp REIT	3,763	38,345
Cathay General Bancorp	1,968	74,843
Cedar Realty Trust Inc REIT	2,118	13,831
CenterState Banks Inc	1,905	47,949
CNO Financial Group Inc	2,312	44,275
DuPont Fabros Technology Inc REIT	2,133	93,703
Enterprise Financial Services Corp	1,461	62,823
Federated National Holding Co	2,572	48,071
First Merchants Corp	2,109	79,404
Hanmi Financial Corp	2,455	85,680
Heritage Insurance Holdings Inc	2,263	35,461
HFF Inc ‘A’	2,247	67,972
Hudson Pacific Properties Inc REIT	2,214	77,003
Infinity Property & Casualty Corp	406	35,687
Investors Bancorp Inc	6,543	91,275
Mack-Cali Realty Corp REIT	3,516	102,034
Medical Properties Trust Inc REIT	3,434	42,238
National Storage Affiliates Trust REIT	3,146	69,432
Old National Bancorp	2,873	52,145
OM Asset Management PLC	3,482	50,489
Potlatch Corp REIT	407	16,952
PS Business Parks Inc REIT	683	79,583
Radian Group Inc	6,054	108,851
Stifel Financial Corp *	1,177	58,791
Texas Capital Bancshares Inc *	957	75,029
TriCo Bancshares	895	30,591
Umpqua Holdings Corp	3,517	66,049
United Community Banks Inc	3,143	93,096
Wintrust Financial Corp	1,220	88,535
WSFS Financial Corp	458	21,228

		2,127,307

Industrial - 12.1%

AAR Corp	1,727	57,077
Air Transport Services Group Inc *	3,311	52,844
Barnes Group Inc	1,871	88,723
Chart Industries Inc *	1,149	41,387
EMCOR Group Inc	1,610	113,924
EnerSys	1,218	95,126
Generac Holdings Inc *	1,299	52,921
Knowles Corp *	3,858	64,467
Littelfuse Inc	570	86,509
MasTec Inc *	1,521	58,178
Saia Inc *	1,709	75,452
Standex International Corp	506	44,452
Swift Transportation Co *	1,878	45,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Universal Forest Products Inc	715	$73,059
US Concrete Inc *	762	49,911
Vishay Intertechnology Inc	4,461	72,268

		1,072,046

Technology - 11.9%

Acxiom Corp *	1,668	44,702
Cabot Microelectronics Corp	486	30,701
CACI International Inc ‘A’ *	440	54,692
CommVault Systems Inc *	1,279	65,741
Convergys Corp	1,724	42,341
Diebold Nixdorf Inc	1,740	43,761
Integrated Device Technology Inc *	2,202	51,879
j2 Global Inc	1,199	98,078
Microsemi Corp *	1,587	85,650
MicroStrategy Inc ‘A’ *	277	54,680
Pegasystems Inc	1,279	46,044
Power Integrations Inc	831	56,383
RealPage Inc *	2,310	69,300
Silicon Laboratories Inc *	635	41,275
SYNNEX Corp	618	74,790
Take-Two Interactive Software Inc *	2,365	116,571
Tessera Holding Corp	1,832	80,974

		1,057,562

	Shares	Value
Utilities - 2.6%

ALLETE Inc	1,155	$74,139
Avista Corp	1,467	58,665
Black Hills Corp	907	55,635
PNM Resources Inc	1,299	44,556

		232,995

Total Common Stocks (Cost $7,603,420)		8,689,316

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	187,138	187,138

Total Short-Term Investment (Cost $187,138)		187,138

TOTAL INVESTMENTS - 100.2% (Cost $7,790,558)		8,876,454

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(17,519)

NET ASSETS - 100.0%		$8,858,935

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$8,689,316	$8,689,316	$—	$—
	Short-Term Investment	187,138	187,138	—	—

	Total	$8,876,454	$8,876,454	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Basic Materials - 3.7%

AK Steel Holding Corp *	37,563	$383,518
Clearwater Paper Corp *	3,646	238,995
Kaiser Aluminum Corp	3,146	244,413
Kraton Corp *	10,766	306,616
Minerals Technologies Inc	4,485	346,466

		1,520,008

Communications - 4.3%

Bankrate Inc *	25,904	286,239
Finisar Corp *	14,748	446,422
NETGEAR Inc *	5,628	305,882
NeuStar Inc ‘A’ *	3,735	124,749
Plantronics Inc	3,584	196,260
RetailMeNot Inc *	19,265	179,165
TiVo Corp *	11,899	248,689

		1,787,406

Consumer, Cyclical - 10.4%

Abercrombie & Fitch Co ‘A’	6,136	73,632
AMC Entertainment Holdings Inc ‘A’	8,600	289,390
American Woodmark Corp *	3,951	297,313
Beacon Roofing Supply Inc *	5,943	273,794
Big Lots Inc	6,881	345,495
Caleres Inc	10,864	356,556
Cooper-Standard Holding Inc *	3,694	381,886
Deckers Outdoor Corp *	4,353	241,113
Express Inc *	17,587	189,236
Haverty Furniture Cos Inc	5,622	133,241
Libbey Inc	6,333	123,240
Marriott Vacations Worldwide Corp	4,359	369,861
Red Robin Gourmet Burgers Inc *	3,477	196,103
SkyWest Inc	13,213	481,614
The Children’s Place Inc	3,362	339,394
Wabash National Corp	12,351	195,393

		4,287,261

Consumer, Non-Cyclical - 10.6%

ABM Industries Inc	8,527	348,242
AngioDynamics Inc *	10,504	177,202
Charles River Laboratories International Inc *	2,677	203,961
CONMED Corp	3,157	139,445
Dean Foods Co	17,665	384,744
Deluxe Corp	5,478	392,280
Depomed Inc *	8,567	154,377
DeVry Education Group Inc	11,783	367,629
Haemonetics Corp *	7,922	318,464
ICU Medical Inc *	3,018	444,702
LHC Group Inc *	6,486	296,410
Merit Medical Systems Inc *	11,875	314,688
Molina Healthcare Inc *	6,041	327,785
RPX Corp *	16,062	173,470
Viad Corp	6,826	301,027

		4,344,426

Energy - 3.1%

Helix Energy Solutions Group Inc *	17,721	156,299
Laredo Petroleum Inc *	22,995	325,149
Parker Drilling Co *	35,874	93,272
PDC Energy Inc *	4,569	331,618
QEP Resources Inc	10,441	192,219
Sanchez Energy Corp *	20,240	182,767

		1,281,324

Financial - 39.0%

AG Mortgage Investment Trust Inc REIT	11,851	202,770
Agree Realty Corp REIT	2,702	124,427
Aircastle Ltd	7,123	148,515

	Shares	Value
Apollo Commercial Real Estate Finance Inc REIT	15,333	$254,832
Argo Group International Holdings Ltd	7,267	478,895
Banner Corp	5,748	320,796
Beneficial Bancorp Inc	16,344	300,730
Berkshire Hills Bancorp Inc	10,609	390,942
Capstead Mortgage Corp REIT	26,082	265,775
Cathay General Bancorp	10,232	389,123
Cedar Realty Trust Inc REIT	32,883	214,726
CenterState Banks Inc	9,737	245,080
CNO Financial Group Inc	11,192	214,327
Community Trust Bancorp Inc	4,889	242,494
Customers Bancorp Inc *	8,575	307,157
Enterprise Financial Services Corp	9,995	429,785
Federated National Holding Co	9,632	180,022
First Merchants Corp	10,115	380,830
Great Southern Bancorp Inc	5,986	327,135
Hanmi Financial Corp	10,875	379,538
Heritage Insurance Holdings Inc	14,368	225,146
Hilltop Holdings Inc	7,180	213,964
HomeStreet Inc *	6,389	201,892
Hope Bancorp Inc	17,084	373,969
Hudson Pacific Properties Inc REIT	8,249	286,900
Independent Bank Corp	6,888	149,470
Infinity Property & Casualty Corp	2,186	192,149
Investors Bancorp Inc	38,917	542,892
Life Storage Inc REIT	2,502	213,321
Mack-Cali Realty Corp REIT	18,596	539,656
Maiden Holdings Ltd	23,811	415,502
Medical Properties Trust Inc REIT	26,849	330,243
MFA Financial Inc REIT	24,209	184,715
National Storage Affiliates Trust REIT	12,910	284,924
Old National Bancorp	14,755	267,803
OM Asset Management PLC	21,066	305,457
Potlatch Corp REIT	4,582	190,840
Preferred Bank	2,782	145,832
Provident Financial Services Inc	8,515	240,975
PS Business Parks Inc REIT	4,028	469,343
Radian Group Inc	31,528	566,873
RLJ Lodging Trust REIT	8,320	203,757
State Bank Financial Corp	10,931	293,607
State National Cos Inc	13,932	193,098
Stifel Financial Corp *	7,406	369,930
Texas Capital Bancshares Inc *	6,844	536,570
TriCo Bancshares	8,333	284,822
Umpqua Holdings Corp	23,978	450,307
United Community Banks Inc	15,508	459,347
Waterstone Financial Inc	11,633	214,047
Wintrust Financial Corp	7,530	546,452
WSFS Financial Corp	8,139	377,243

		16,068,945

Industrial - 12.0%

AAR Corp	6,538	216,081
Aerojet Rocketdyne Holdings Inc *	13,206	237,048
Air Transport Services Group Inc *	17,095	272,836
ArcBest Corp	7,156	197,863
Barnes Group Inc	7,591	359,965
Chart Industries Inc *	8,132	292,915
EMCOR Group Inc	9,358	662,172
EnerSys	6,802	531,236
Knowles Corp *	15,766	263,450
Lydall Inc *	5,171	319,826
MasTec Inc *	7,285	278,651
Sanmina Corp *	13,082	479,455
Standex International Corp	2,511	220,591
Universal Forest Products Inc	3,670	375,001
Vishay Intertechnology Inc	15,619	253,028

		4,960,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Technology - 7.3%

Acxiom Corp *	8,556	$229,301
Cabot Microelectronics Corp	3,461	218,631
CACI International Inc ‘A’ *	2,355	292,726
Convergys Corp	12,912	317,119
Diebold Nixdorf Inc	11,173	281,001
Insight Enterprises Inc *	9,744	394,047
Microsemi Corp *	6,026	325,223
SYNNEX Corp	3,106	375,888
Take-Two Interactive Software Inc *	3,986	196,470
Tessera Holding Corp	8,082	357,224

		2,987,630

Utilities - 4.6%

ALLETE Inc	8,269	530,787
Avista Corp	10,738	429,413
Black Hills Corp	3,874	237,631
PNM Resources Inc	6,212	213,072
Portland General Electric Co	10,770	466,664

		1,877,567

Total Common Stocks (Cost $31,821,900)		39,114,685

	Shares	Value
EXCHANGE-TRADED FUND - 2.0%

iShares Russell 2000 Value	6,828	$812,122

Total Exchange-Traded Fund (Cost $796,538)		812,122

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,034,022	1,034,022

Total Short-Term Investment (Cost $1,034,022)		1,034,022

TOTAL INVESTMENTS - 99.5% (Cost $33,652,460)		40,960,829

OTHER ASSETS & LIABILITIES, NET - 0.5%		203,949

NET ASSETS - 100.0%		$41,164,778

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$39,114,685	$39,114,685	$—	$—
	Exchange-Traded Fund	812,122	812,122	—	—
	Short-Term Investment	1,034,022	1,034,022	—	—

	Total	$40,960,829	$40,960,829	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	375	$416

Total Rights (Cost $0)		416

COMMON STOCKS - 98.3%

Basic Materials - 3.7%

Kaiser Aluminum Corp	3,805	295,610
PolyOne Corp	11,812	378,456
The Chemours Co	15,017	331,725
US Silica Holdings Inc	5,510	312,307

		1,318,098

Communications - 11.2%

ChannelAdvisor Corp *	13,539	194,285
Ciena Corp *	19,558	477,411
LogMeIn Inc	7,868	759,655
NETGEAR Inc *	6,727	365,612
NeuStar Inc ‘A’ *	11,995	400,633
RetailMeNot Inc *	20,146	187,358
Shutterfly Inc *	9,242	463,764
Sinclair Broadcast Group Inc ‘A’	12,914	430,682
TiVo Corp *	17,923	374,591
Web.com Group Inc *	14,385	304,243

		3,958,234

Consumer, Cyclical - 16.6%

AMC Entertainment Holdings Inc ‘A’	11,138	374,794
American Eagle Outfitters Inc	23,035	349,441
American Woodmark Corp *	4,631	348,483
Beacon Roofing Supply Inc *	8,217	378,557
Bloomin’ Brands Inc	23,302	420,135
Express Inc *	17,235	185,449
G-III Apparel Group Ltd *	8,876	262,375
Lithia Motors Inc ‘A’	4,989	483,085
Sonic Corp	17,356	460,108
Steven Madden Ltd *	8,795	314,421
Texas Roadhouse Inc	9,678	466,867
The Cheesecake Factory Inc	6,851	410,238
The Children’s Place Inc	3,467	349,994
Universal Electronics Inc *	5,554	358,511
Wabash National Corp *	27,532	435,556
Wolverine World Wide Inc	13,022	285,833

		5,883,847

Consumer, Non-Cyclical - 29.2%

Aclaris Therapeutics Inc *	6,150	166,911
Acorda Therapeutics Inc *	8,355	157,074
AMAG Pharmaceuticals Inc *	7,207	250,804
Amedisys Inc *	7,894	336,521
Cardtronics PLC ‘A’ *	8,444	460,789
Cynosure Inc ‘A’ *	8,077	368,311
Deluxe Corp	10,179	728,918
Depomed Inc *	16,930	305,079
Endologix Inc *	26,351	150,728
FibroGen Inc *	8,667	185,474
HealthSouth Corp	8,455	348,684
Horizon Pharma PLC *	26,995	436,779
ICU Medical Inc *	2,307	339,936
Insperity Inc	6,512	462,026
Ironwood Pharmaceuticals Inc *	20,085	307,100
J&J Snack Foods Corp	3,525	470,341
LHC Group Inc *	6,142	280,689

	Shares	Value
Masimo Corp *	6,515	$439,111
Merit Medical Systems Inc *	8,868	235,002
Molina Healthcare Inc *	8,650	469,349
Nektar Therapeutics *	28,955	355,278
Neurocrine Biosciences Inc *	6,454	249,770
NuVasive Inc *	7,246	488,090
Otonomy Inc *	14,389	228,785
PAREXEL International Corp *	6,426	422,317
Puma Biotechnology Inc *	3,773	115,831
Revance Therapeutics Inc *	9,844	203,771
Supernus Pharmaceuticals Inc *	18,412	464,903
TrueBlue Inc *	11,927	294,000
Ultragenyx Pharmaceutical Inc *	4,910	345,222
USANA Health Sciences Inc *	4,518	276,502

		10,344,095

Energy - 0.5%

Sanchez Energy Corp *	20,316	183,453

Financial - 6.3%

BofI Holding Inc *	10,711	305,799
Capital Bank Financial Corp ‘A’	6,246	245,156
DuPont Fabros Technology Inc REIT	8,999	395,326
Eagle Bancorp Inc *	5,139	313,222
PS Business Parks Inc REIT	3,193	372,048
Texas Capital Bancshares Inc *	2,019	158,290
Western Alliance Bancorp *	5,260	256,215
WisdomTree Investments Inc	17,633	196,432

		2,242,488

Industrial - 10.5%

Aerojet Rocketdyne Holdings Inc *	18,987	340,817
Forward Air Corp	5,969	282,811
Generac Holdings Inc *	11,305	460,566
Littelfuse Inc	2,917	442,713
Lydall Inc *	5,934	367,018
Masonite International Corp *	6,066	399,143
MasTec Inc *	6,829	261,209
Saia Inc *	9,415	415,672
Tennant Co	4,448	316,698
US Concrete Inc *	6,722	440,291

		3,726,938

Technology - 20.3%

Acxiom Corp *	13,533	362,684
Aspen Technology Inc *	10,132	554,018
CommVault Systems Inc *	8,121	417,419
Diebold Nixdorf Inc	13,497	339,449
Integrated Device Technology Inc *	17,813	419,674
j2 Global Inc	8,355	683,439
Microsemi Corp *	12,540	676,784
MicroStrategy Inc ‘A’ *	2,086	411,776
Power Integrations Inc	5,594	379,553
RealPage Inc *	17,556	526,680
Silicon Laboratories Inc *	6,235	405,275
Synchronoss Technologies Inc *	13,767	527,276
Take-Two Interactive Software Inc *	17,779	876,327
Tessera Holding Corp	10,415	460,343
VeriFone Systems Inc *	10,169	180,296

		7,220,993

Total Common Stocks (Cost $31,181,410)		34,878,146

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	581,708	$581,708

Total Short-Term Investment (Cost $581,708)		581,708

TOTAL INVESTMENTS - 100.0% (Cost $31,763,118)		35,460,270

OTHER ASSETS & LIABILITIES, NET - 0.0%		16,149

NET ASSETS - 100.0%		$35,476,419

Notes to Schedule of Investments

(a)	An investment with a value of $416 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$416	$—	$—	$416
	Common Stocks	34,878,146	34,878,146	—	—
	Short-Term Investment	581,708	581,708	—	—

	Total	$35,460,270	$35,459,854	$—	$416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 1.9%

Alcoa Corp	19,238	$540,212
CF Industries Holdings Inc	41,330	1,301,068
International Paper Co	32,637	1,731,719

		3,572,999

Communications - 8.6%

CBS Corp ‘B’	17,268	1,098,590
Charter Communications Inc ‘A’ *	4,693	1,351,130
Cisco Systems Inc	152,477	4,607,855
Comcast Corp ‘A’	28,600	1,974,830
eBay Inc *	86,799	2,577,062
Frontier Communications Corp	359,072	1,213,663
Symantec Corp	25,656	612,922
Twenty-First Century Fox Inc ‘B’	69,616	1,897,036
Vodafone Group PLC (United Kingdom)	256,347	630,843
Yahoo! Inc *	14,199	549,075

		16,513,006

Consumer, Cyclical - 8.5%

Adient PLC * l	—	12
Advance Auto Parts Inc	5,981	1,011,507
Carnival Corp	94,608	4,925,293
CVS Health Corp	21,220	1,674,470
General Motors Co	97,353	3,391,779
Michael Kors Holdings Ltd *	36,604	1,573,240
Target Corp	26,595	1,920,957
Wal-Mart Stores Inc	26,419	1,826,081

		16,323,339

Consumer, Non-Cyclical - 11.6%

AbbVie Inc	19,857	1,243,445
Anthem Inc	13,817	1,986,470
Biogen Inc *	6,401	1,815,196
Gilead Sciences Inc	20,921	1,498,153
Medtronic PLC	17,485	1,245,457
Merck & Co Inc	44,429	2,615,535
Mondelez International Inc ‘A’	12,060	534,620
Novartis AG (Switzerland)	27,372	1,990,588
PayPal Holdings Inc *	32,878	1,297,695
Pfizer Inc	108,507	3,524,307
Sanofi ADR (France)	66,716	2,697,995
The Coca-Cola Co	18,474	765,932
Unilever NV ‘NY’ (United Kingdom)	22,717	932,760

		22,148,153

Energy - 16.7%

BP PLC ADR (United Kingdom)	92,438	3,455,332
Canadian Natural Resources Ltd (Canada)	52,730	1,680,495
Chevron Corp	29,097	3,424,717
Devon Energy Corp	70,571	3,222,978
Halliburton Co	42,186	2,281,841
Hess Corp	41,312	2,573,325
Marathon Oil Corp	105,166	1,820,423
Occidental Petroleum Corp	22,912	1,632,022
QEP Resources Inc *	90,225	1,661,042
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	70,347	3,825,470
Suncor Energy Inc (Canada)	139,864	4,572,154
Weatherford International PLC *	364,605	1,819,379

		31,969,178

Financial - 35.6%

Aflac Inc	25,126	1,748,770
Ally Financial Inc	124,360	2,365,327
American International Group Inc	44,508	2,906,817
Bank of America Corp	360,784	7,973,326
Citigroup Inc	182,085	10,821,312

	Shares	Value
Citizens Financial Group Inc	61,825	$2,202,825
Fifth Third Bancorp	127,984	3,451,728
JPMorgan Chase & Co	99,727	8,605,443
KeyCorp	43,193	789,136
MetLife Inc	73,063	3,937,365
Morgan Stanley	88,958	3,758,476
State Street Corp	46,037	3,577,996
The Allstate Corp	36,391	2,697,301
The Bank of New York Mellon Corp	49,241	2,333,039
The Goldman Sachs Group Inc	9,845	2,357,385
The PNC Financial Services Group Inc	32,907	3,848,803
US Bancorp	16,998	873,187
Wells Fargo & Co	66,449	3,662,004

		67,910,240

Industrial - 9.3%

Arconic Inc	57,716	1,070,055
Caterpillar Inc	39,402	3,654,141
Eaton Corp PLC	26,989	1,810,692
Emerson Electric Co	37,263	2,077,412
General Electric Co	78,619	2,484,360
Ingersoll-Rand PLC	17,971	1,348,544
Johnson Controls International PLC	61,449	2,531,084
Textron Inc	56,525	2,744,854

		17,721,142

Technology - 4.6%

HP Inc	50,790	753,724
Intel Corp	63,279	2,295,129
Microsoft Corp	43,738	2,717,879
NetApp Inc	83,465	2,943,811

		8,710,543

Utilities - 0.6%

FirstEnergy Corp	37,280	1,154,562

Total Common Stocks (Cost $122,406,287)		186,023,162

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	4,672,403	4,672,403

Total Short-Term Investment (Cost $4,672,403)		4,672,403

TOTAL INVESTMENTS - 99.9% (Cost $127,078,690)		190,695,565

OTHER ASSETS & LIABILITIES, NET - 0.1%		241,058

NET ASSETS - 100.0%		$190,936,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	7,877	USD	6,005	01/17	BRC	($137)
CAD	34,054	USD	25,250	01/17	GSC	120
CHF	6,613	USD	6,550	01/17	BRC	(46)
CHF	29,580	USD	28,925	01/17	GSC	168
GBP	1,708	USD	2,167	01/17	BRC	(60)
GBP	7,517	USD	9,255	01/17	BRC	14
USD	1,375,911	CAD	1,804,437	01/17	BRC	31,628
USD	1,375,449	CAD	1,804,438	01/17	CIB	31,166
USD	1,375,810	CAD	1,804,437	01/17	GSC	31,527
USD	1,375,639	CAD	1,804,437	01/17	RBC	31,356
USD	413,293	CHF	417,395	01/17	BRC	2,768
USD	413,279	CHF	417,395	01/17	CIB	2,754
USD	413,263	CHF	417,395	01/17	GSC	2,738
USD	411,634	CHF	415,771	01/17	RBC	2,707
USD	1,601,502	EUR	1,504,524	01/17	BRC	15,996
USD	1,601,483	EUR	1,504,524	01/17	CIB	15,977
USD	1,603,094	EUR	1,506,085	01/17	GSC	15,942
USD	1,601,286	EUR	1,504,524	01/17	RBC	15,779
USD	874,982	GBP	690,020	01/17	BRC	24,092
USD	871,553	GBP	687,309	01/17	CIB	24,005
USD	871,652	GBP	687,309	01/17	GSC	24,105
USD	871,690	GBP	687,309	01/17	RBC	24,143

Total Forward Foreign Currency Contracts						$296,742

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,572,999	$3,572,999	$—	$—
	Communications	16,513,006	15,882,163	630,843	—
	Consumer, Cyclical	16,323,339	16,323,339	—	—
	Consumer, Non-Cyclical	22,148,153	20,157,565	1,990,588	—
	Energy	31,969,178	31,969,178	—	—
	Financial	67,910,240	67,910,240	—	—
	Industrial	17,721,142	17,721,142	—	—
	Technology	8,710,543	8,710,543	—	—
	Utilities	1,154,562	1,154,562	—	—

	Total Common Stocks	186,023,162	183,401,731	2,621,431	—

	Short-Term Investment	4,672,403	4,672,403	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	296,985	—	296,985	—

	Total Assets	190,992,550	188,074,134	2,918,416	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(243)	—	(243)	—

	Total Liabilities	(243)	—	(243)	—

	Total	$190,992,307	$188,074,134	$2,918,173	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND (Formerly named PF Small-Cap Growth Fund)

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	15,525	$29

Total Warrants (Cost $0)		29

COMMON STOCKS - 99.2%

Basic Materials - 8.1%

AK Steel Holding Corp *	14,512	148,167
Cliffs Natural Resources Inc *	9,814	82,536
Huntsman Corp	5,428	103,566
Minerals Technologies Inc	1,446	111,703
United States Steel Corp	4,341	143,296
US Silica Holdings Inc	1,665	94,372

		683,640

Communications - 8.8%

8x8 Inc *	3,826	54,712
Acacia Communications Inc *	300	18,525
DigitalGlobe Inc *	5,082	145,599
Etsy Inc *	6,911	81,412
Gigamon Inc *	862	39,264
GoDaddy Inc ‘A’ *	933	32,608
GrubHub Inc *	1,202	45,219
Match Group Inc *	3,454	59,063
Proofpoint Inc *	883	62,384
Shopify Inc ‘A’ (Canada) *	1,023	43,856
Stamps.com Inc *	832	95,389
Wix.com Ltd (Israel) *	1,457	64,909

		742,940

Consumer, Cyclical - 15.2%

Allison Transmission Holdings Inc	2,013	67,818
Beacon Roofing Supply Inc *	3,553	163,687
Burlington Stores Inc *	1,125	95,344
Dave & Buster’s Entertainment Inc *	2,903	163,439
Extended Stay America Inc	5,217	84,255
Five Below Inc *	2,042	81,598
iRobot Corp *	2,655	155,185
MSC Industrial Direct Co Inc ‘A’	710	65,597
Ollie’s Bargain Outlet Holdings Inc *	1,365	38,834
Planet Fitness Inc ‘A’	5,432	109,183
Pool Corp	721	75,229
Spirit Airlines Inc *	1,986	114,910
Tenneco Inc *	677	42,292
Universal Electronics Inc *	534	34,470

		1,291,841

Consumer, Non-Cyclical - 17.7%

ABIOMED Inc *	422	47,551
ACADIA Pharmaceuticals Inc *	805	23,216
Agios Pharmaceuticals Inc *	460	19,196
ARIAD Pharmaceuticals Inc *	5,185	64,501
Bio-Techne Corp	408	41,955
Blueprint Medicines Corp *	1,678	47,068
Cardtronics PLC ‘A’ *	2,078	113,396
Exact Sciences Corp *	1,501	20,053
Exelixis Inc *	8,459	126,124
Glaukos Corp *	1,919	65,822
HealthEquity Inc *	2,100	85,092
Insulet Corp *	1,716	64,659
Live Nation Entertainment Inc *	3,700	98,420
Masimo Corp *	671	45,225

	Shares	Value
Nevro Corp *	541	$39,309
Pacific Biosciences of California Inc *	4,237	16,101
Penumbra Inc *	994	63,417
Quanta Services Inc *	3,294	114,796
Sage Therapeutics Inc *	1,331	67,961
Spark Therapeutics Inc *	1,270	63,373
TESARO Inc *	937	126,008
Zeltiq Aesthetics Inc *	3,401	148,011

		1,501,254

Energy - 4.5%

Arch Coal Inc ‘A’ *	516	40,274
Callon Petroleum Co *	3,554	54,625
MRC Global Inc *	3,003	60,841
Nabors Industries Ltd	3,990	65,436
Oasis Petroleum Inc *	4,292	64,981
Patterson-UTI Energy Inc	2,409	64,850
WildHorse Resource Development Corp *	2,097	30,616

		381,623

Financial - 16.9%

Air Lease Corp	3,650	125,304
Chemical Financial Corp	1,223	66,250
Columbia Banking System Inc	1,008	45,037
Evercore Partners Inc ‘A’	1,703	116,996
FCB Financial Holdings Inc ‘A’ *	277	13,213
Glacier Bancorp Inc	273	9,891
Hancock Holding Co	1,057	45,557
Home BancShares Inc	1,709	47,459
IBERIABANK Corp	826	69,178
LegacyTexas Financial Group Inc	1,102	47,452
MB Financial Inc	1,453	68,625
Pinnacle Financial Partners Inc	1,072	74,290
Texas Capital Bancshares Inc *	1,081	84,750
WageWorks Inc *	1,769	128,253
Webster Financial Corp	2,314	125,604
Western Alliance Bancorp *	3,545	172,677
Wintrust Financial Corp	1,519	110,234
WisdomTree Investments Inc	7,173	79,907

		1,430,677

Industrial - 16.1%

Apogee Enterprises Inc	1,435	76,859
Astec Industries Inc	676	45,603
Belden Inc	1,119	83,668
Builders FirstSource Inc *	7,847	86,082
Cognex Corp	1,795	114,198
Coherent Inc *	598	82,156
Eagle Materials Inc	917	90,352
GasLog Ltd (Monaco)	8,207	132,133
Granite Construction Inc	750	41,250
IMAX Corp *	2,752	86,413
Knight Transportation Inc	1,283	42,403
MasTec Inc *	2,737	104,690
Nordson Corp	1,233	138,158
Swift Transportation Co *	1,781	43,385
TASER International Inc *	3,143	76,186
Tetra Tech Inc	1,010	43,581
XPO Logistics Inc *	1,812	78,206

		1,365,323

Technology - 11.9%

2U Inc *	2,013	60,692
Atlassian Corp PLC ‘A’ (Australia) *	1,313	31,617
Blackline Inc *	693	19,148
BroadSoft Inc *	521	21,491
Cavium Inc *	1,023	63,876
Cirrus Logic Inc *	1,598	90,351
Cotiviti Holdings Inc *	2,152	74,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
CSRA Inc	1,376	$43,812
Electronics For Imaging Inc *	1,028	45,088
Five9 Inc *	3,674	52,134
HubSpot Inc *	849	39,903
Inphi Corp *	1,893	84,466
MACOM Technology Solutions Holdings Inc *	1,762	81,545
Materialise NV ADR (Belgium) *	2,498	19,160
Monolithic Power Systems Inc	1,419	116,259
Nutanix Inc ‘A’ *	758	20,132
Silicon Motion Technology Corp ADR (Taiwan)	469	19,923
Twilio Inc ‘A’ *	1,460	42,121
Veeva Systems Inc ‘A’ *	2,016	82,051

		1,007,798

Total Common Stocks (Cost $7,205,264)		8,405,096

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	77,938	$77,938

Total Short-Term Investment (Cost $77,938)		77,938

TOTAL INVESTMENTS - 100.1% (Cost $7,283,202)		8,483,063

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(8,176)

NET ASSETS - 100.0%		$8,474,887

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$29	$—	$29	$—
	Common Stocks	8,405,096	8,405,096	—	—
	Short-Term Investment	77,938	77,938	—	—

	Total	$8,483,063	$8,483,034	$29	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 2.2%

Monsanto Co	7,776	$818,113
The Sherwin-Williams Co	5,762	1,548,480
Univar Inc *	4,690	133,055

		2,499,648

Communications - 19.7%

Alphabet Inc ‘A’ *	5,520	4,374,324
Alphabet Inc ‘C’ *	4,019	3,101,945
Amazon.com Inc *	6,324	4,742,178
Comcast Corp ‘A’	24,060	1,661,343
Facebook Inc ‘A’ *	42,913	4,937,141
Netflix Inc *	11,542	1,428,900
The Priceline Group Inc *	1,239	1,816,448

		22,062,279

Consumer, Cyclical - 11.0%

AutoZone Inc *	1,221	964,334
Costco Wholesale Corp	8,266	1,323,469
CVS Health Corp	1,932	152,454
Dollar Tree Inc *	20,077	1,549,543
LKQ Corp *	18,041	552,957
Lululemon Athletica Inc *	4,315	280,432
Marriott International Inc ‘A’	10,309	852,348
NIKE Inc ‘B’	23,531	1,196,081
Ross Stores Inc	30,285	1,986,696
Starbucks Corp	22,730	1,261,970
The TJX Cos Inc	17,218	1,293,588
Tractor Supply Co	9,617	729,065
VF Corp	2,051	109,421

		12,252,358

Consumer, Non-Cyclical - 24.5%

Abbott Laboratories	13,337	512,274
Alexion Pharmaceuticals Inc *	2,375	290,581
Allergan PLC *	3,243	681,062
Aramark	41,353	1,477,129
BioMarin Pharmaceutical Inc *	4,034	334,177
Bristol-Myers Squibb Co	17,379	1,015,629
Celgene Corp *	15,637	1,809,983
Colgate-Palmolive Co	15,829	1,035,850
Constellation Brands Inc ‘A’	11,031	1,691,163
CR Bard Inc	3,205	720,035
Danaher Corp	28,235	2,197,812
Danone SA (France)	8,025	507,812
Ecolab Inc	3,925	460,089
Edwards Lifesciences Corp *	4,924	461,379
Eli Lilly & Co	12,095	889,587
Equifax Inc	7,885	932,243
FleetCor Technologies Inc *	9,539	1,349,959
McKesson Corp	1,549	217,557
Mead Johnson Nutrition Co	5,603	396,468
Medtronic PLC	21,394	1,523,895
Mondelez International Inc ‘A’	12,885	571,192
Monster Beverage Corp *	15,756	698,621
PayPal Holdings Inc *	7,181	283,434
Pernod Ricard SA (France)	2,564	277,477
Regeneron Pharmaceuticals Inc *	1,581	580,369
Sabre Corp	17,551	437,897
Stryker Corp	6,187	741,264
The Cooper Cos Inc	686	120,002
The Estee Lauder Cos Inc ‘A’	7,985	610,773
Thermo Fisher Scientific Inc	17,436	2,460,220
Verisk Analytics Inc *	11,267	914,542
VWR Corp *	11,223	280,912
Zoetis Inc	17,989	962,951

		27,444,338

	Shares	Value
Energy - 1.3%

Concho Resources Inc *	4,793	$635,552
Pioneer Natural Resources Co	4,644	836,245

		1,471,797

Financial - 13.7%

American Tower Corp REIT	26,637	2,814,998
Aon PLC	7,648	852,981
Intercontinental Exchange Inc	36,285	2,047,200
Mastercard Inc ‘A’	29,080	3,002,510
Morgan Stanley	2,648	111,878
The Blackstone Group LP	3,884	104,984
The Charles Schwab Corp	40,411	1,595,022
The Goldman Sachs Group Inc	2,366	566,539
Visa Inc ‘A’	54,027	4,215,186

		15,311,298

Industrial - 8.1%

AMETEK Inc	14,293	694,640
Amphenol Corp ‘A’	12,529	841,949
Canadian Pacific Railway Ltd (Canada)	7,154	1,021,377
Flowserve Corp	12,262	589,189
Fortive Corp	11,740	629,616
Honeywell International Inc	6,155	713,057
Roper Technologies Inc	6,629	1,213,637
Union Pacific Corp	11,802	1,223,631
Vulcan Materials Co	13,385	1,675,133
Xylem Inc	8,550	423,396

		9,025,625

Technology - 19.2%

Activision Blizzard Inc	29,128	1,051,812
Adobe Systems Inc *	27,974	2,879,923
Akamai Technologies Inc *	2,109	140,628
Apple Inc	16,945	1,962,570
Broadcom Ltd (Singapore)	10,583	1,870,757
Cognizant Technology Solutions Corp ‘A’ *	19,155	1,073,255
Electronic Arts Inc *	19,237	1,515,106
Fidelity National Information Services Inc	9,426	712,983
Fiserv Inc *	16,929	1,799,214
Intuit Inc	11,875	1,360,994
Microsoft Corp	64,946	4,035,744
NVIDIA Corp	13,609	1,452,625
salesforce.com Inc *	24,416	1,671,519

		21,527,130

Total Common Stocks (Cost $78,640,034)		111,594,473

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	349,251	349,251

Total Short-Term Investment (Cost $349,251)		349,251

TOTAL INVESTMENTS - 100.0% (Cost $78,989,285)		111,943,724

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(41,984)

NET ASSETS - 100.0%		$111,901,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,499,648	$2,499,648	$—	$—
	Communications	22,062,279	22,062,279	—	—
	Consumer, Cyclical	12,252,358	12,252,358	—	—
	Consumer, Non-Cyclical	27,444,338	26,659,049	785,289	—
	Energy	1,471,797	1,471,797	—	—
	Financial	15,311,298	15,311,298	—	—
	Industrial	9,025,625	9,025,625	—	—
	Technology	21,527,130	21,527,130	—	—

	Total Common Stocks	111,594,473	110,809,184	785,289	—

	Short-Term Investment	349,251	349,251	—	—

	Total	$111,943,724	$111,158,435	$785,289	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Basic Materials - 1.4%

The Sherwin-Williams Co	5,794	$1,557,080

Communications - 25.5%

Alphabet Inc ‘A’ *	10,295	8,158,273
Amazon.com Inc *	10,809	8,105,345
Facebook Inc ‘A’ *	24,837	2,857,497
Netflix Inc *	29,423	3,642,567
Tencent Holdings Ltd (China)	117,200	2,841,762
The Priceline Group Inc *	2,268	3,325,024

		28,930,468

Consumer, Cyclical - 10.9%

Chipotle Mexican Grill Inc *	1,331	502,213
Costco Wholesale Corp	4,734	757,961
Delta Air Lines Inc	49,106	2,415,524
Dollar Tree Inc *	10,154	783,686
Domino’s Pizza Inc	7,698	1,225,829
NIKE Inc ‘B’	56,363	2,864,931
The Home Depot Inc	21,069	2,824,932
Ulta Salon Cosmetics & Fragrance Inc *	3,904	995,286

		12,370,362

Consumer, Non-Cyclical - 25.1%

Alexion Pharmaceuticals Inc *	33,885	4,145,830
Anheuser-Busch InBev SA/NV ADR (Belgium)	6,259	659,949
Becton Dickinson and Co	10,183	1,685,796
Biogen Inc *	5,544	1,572,168
Boston Scientific Corp *	57,507	1,243,876
Constellation Brands Inc ‘A’	19,656	3,013,461
Ecolab Inc	3,275	383,895
Equifax Inc	11,197	1,323,821
FleetCor Technologies Inc *	15,711	2,223,421
Global Payments Inc	28,025	1,945,215
Humana Inc	6,151	1,254,988
Regeneron Pharmaceuticals Inc *	3,430	1,259,119
UnitedHealth Group Inc	32,964	5,275,559
Vantiv Inc ‘A’ *	23,061	1,374,897
Zoetis Inc	20,214	1,082,055

		28,444,050

Energy - 2.7%

Concho Resources Inc *	5,176	686,338
EOG Resources Inc	8,151	824,066
Pioneer Natural Resources Co	8,349	1,503,404

		3,013,808

	Shares	Value
Financial - 14.2%

Bank of America Corp	114,074	$2,521,035
Berkshire Hathaway Inc ‘B’ *	16,375	2,668,798
Citigroup Inc	42,091	2,501,468
Discover Financial Services	8,918	642,899
Equinix Inc REIT	3,833	1,369,952
First Republic Bank	5,298	488,158
Morgan Stanley	17,790	751,627
SunTrust Banks Inc	8,438	462,824
Visa Inc ‘A’	45,804	3,573,628
Wells Fargo & Co	20,803	1,146,453

		16,126,842

Industrial - 6.2%

Acuity Brands Inc	8,150	1,881,509
Norfolk Southern Corp	7,838	847,053
Roper Technologies Inc	8,895	1,628,497
SBA Communications Corp ‘A’ *	14,291	1,475,689
TransDigm Group Inc	4,779	1,189,780

		7,022,528

Technology - 14.0%

Activision Blizzard Inc	61,886	2,234,703
Apple Inc	8,537	988,755
ASML Holding NV ‘NY’ (Netherlands)	23,633	2,651,623
Autodesk Inc *	9,210	681,632
Broadcom Ltd (Singapore)	10,955	1,936,515
Fiserv Inc *	9,060	962,897
Microsoft Corp	97,453	6,055,729
NVIDIA Corp	3,112	332,175

		15,844,029

Total Common Stocks (Cost $89,842,789)		113,309,167

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	994,362	994,362

Total Short-Term Investment (Cost $994,362)		994,362

TOTAL INVESTMENTS - 100.9% (Cost $90,837,151)		114,303,529

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,033,168)

NET ASSETS - 100.0%		$113,270,361

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,557,080	$1,557,080	$—	$—
	Communications	28,930,468	26,088,706	2,841,762	—
	Consumer, Cyclical	12,370,362	12,370,362	—	—
	Consumer, Non-Cyclical	28,444,050	28,444,050	—	—
	Energy	3,013,808	3,013,808	—	—
	Financial	16,126,842	16,126,842	—	—
	Industrial	7,022,528	7,022,528	—	—
	Technology	15,844,029	15,844,029	—	—

	Total Common Stocks	113,309,167	110,467,405	2,841,762	—

	Short-Term Investment	994,362	994,362	—	—

	Total	$114,303,529	$111,461,767	$2,841,762	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 2.2%

AdvanSix Inc * l	—	$21
Air Products & Chemicals Inc	26,100	3,753,702
Freeport-McMoRan Inc *	417,614	5,508,329

		9,262,052

Communications - 13.3%

Charter Communications Inc ‘A’ *	29,123	8,385,012
DISH Network Corp ‘A’ *	220,896	12,796,505
Motorola Solutions Inc	90,390	7,492,427
SES SA ‘A’ FDR (Luxembourg)	216,238	4,757,858
Time Warner Inc	148,695	14,353,528
Twenty-First Century Fox Inc ‘B’	308,388	8,403,573

		56,188,903

Consumer, Cyclical - 5.1%

CVS Health Corp	143,002	11,284,288
Target Corp	56,978	4,115,521
The Home Depot Inc	46,015	6,169,691

		21,569,500

Consumer, Non-Cyclical - 17.4%

AmerisourceBergen Corp	62,310	4,872,019
Amgen Inc	48,270	7,057,557
Anheuser-Busch InBev SA/NV ADR (Belgium)	32,569	3,434,075
Anthem Inc	58,312	8,383,516
Johnson & Johnson	66,387	7,648,446
Kimberly-Clark Corp	36,416	4,155,794
Merck & Co Inc	170,889	10,060,235
Novartis AG ADR (Switzerland)	47,003	3,423,699
Philip Morris International Inc	90,064	8,239,955
Reynolds American Inc	122,069	6,840,747
Teva Pharmaceutical Industries Ltd ADR (Israel)	121,717	4,412,241
UnitedHealth Group Inc	31,207	4,994,368

		73,522,652

Energy - 12.9%

Chevron Corp	73,603	8,663,073
Exxon Mobil Corp	99,026	8,938,087
Halliburton Co	213,601	11,553,678
National Oilwell Varco Inc	137,029	5,130,366
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	97,102	5,280,407
Schlumberger Ltd	88,612	7,438,977
Suncor Energy Inc (Canada)	230,156	7,523,800

		54,528,388

Financial - 28.1%

American Express Co	116,114	8,601,725
American Tower Corp REIT	53,862	5,692,136
Bank of America Corp	247,560	5,471,076
Capital One Financial Corp	60,147	5,247,224
Citigroup Inc	123,578	7,344,241
JPMorgan Chase & Co	201,981	17,428,941
Marsh & McLennan Cos Inc	107,251	7,249,095
MetLife Inc	89,324	4,813,670
State Street Corp	95,039	7,386,431
Synchrony Financial	144,951	5,257,373
The Bank of New York Mellon Corp	115,358	5,465,662
The Progressive Corp	124,755	4,428,803
The Travelers Cos Inc	60,130	7,361,115
US Bancorp	236,215	12,134,365
Wells Fargo & Co	260,320	14,346,235

		118,228,092

	Shares	Value
Industrial - 14.4%

Crown Holdings Inc *	133,462	$7,016,097
General Electric Co	326,941	10,331,336
Honeywell International Inc	97,114	11,250,657
Illinois Tool Works Inc	81,493	9,979,633
Martin Marietta Materials Inc	33,959	7,522,937
TE Connectivity Ltd	110,267	7,639,298
United Technologies Corp	64,512	7,071,805

		60,811,763

Technology - 4.9%

Dell Technologies Inc ‘V’ * l	—	15
International Business Machines Corp	19,928	3,307,849
Microsoft Corp	126,978	7,890,413
Nuance Communications Inc *	319,821	4,765,333
Xerox Corp	524,825	4,581,722

		20,545,332

Utilities - 1.5%

Sempra Energy	61,401	6,179,397

Total Common Stocks (Cost $282,575,862)		420,836,079

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio	697,068	697,068

Total Short-Term Investment (Cost $697,068)		697,068

TOTAL INVESTMENTS - 100.0% (Cost $283,272,930)		421,533,147

OTHER ASSETS & LIABILITIES, NET - 0.0%		36,463

NET ASSETS - 100.0%		$421,569,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,262,052	$9,262,052	$—	$—
	Communications	56,188,903	51,431,045	4,757,858	—
	Consumer, Cyclical	21,569,500	21,569,500	—	—
	Consumer, Non-Cyclical	73,522,652	73,522,652	—	—
	Energy	54,528,388	54,528,388	—	—
	Financial	118,228,092	118,228,092	—	—
	Industrial	60,811,763	60,811,763	—	—
	Technology	20,545,332	20,545,332	—	—
	Utilities	6,179,397	6,179,397	—	—

	Total Common Stocks	420,836,079	416,078,221	4,757,858	—

	Short-Term Investment	697,068	697,068	—	—

	Total	$421,533,147	$416,775,289	$4,757,858	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 1.4%

EI du Pont de Nemours & Co	28,935	$2,123,829
PPG Industries Inc	24,445	2,316,408

		4,440,237

Communications - 13.8%

Alphabet Inc ‘C’ *	18,361	14,171,387
Amazon.com Inc *	2,666	1,999,153
Cisco Systems Inc	120,420	3,639,092
Comcast Corp ‘A’	151,804	10,482,066
Facebook Inc ‘A’ *	50,750	5,838,788
Verizon Communications Inc	118,848	6,344,106

		42,474,592

Consumer, Cyclical - 6.6%

Adient PLC *	7,638	447,599
AutoZone Inc *	4,371	3,452,172
Delphi Automotive PLC	22,344	1,504,868
McDonald’s Corp	47,830	5,821,868
The Home Depot Inc	42,669	5,721,059
Whirlpool Corp	17,430	3,168,251

		20,115,817

Consumer, Non-Cyclical - 24.7%

Boston Scientific Corp *	151,146	3,269,288
Celgene Corp *	27,342	3,164,837
Express Scripts Holding Co *	77,986	5,364,657
Humana Inc	11,446	2,335,327
Johnson & Johnson	46,625	5,371,666
Merck & Co Inc	99,930	5,882,879
Mondelez International Inc ‘A’	195,429	8,663,368
Mylan NV *	57,938	2,210,335
Nielsen Holdings PLC	71,977	3,019,435
PayPal Holdings Inc *	77,679	3,065,990
PepsiCo Inc	75,699	7,920,386
Philip Morris International Inc	67,908	6,212,903
S&P Global Inc	19,658	2,114,021
Stryker Corp	31,850	3,815,949
The Kraft Heinz Co	76,637	6,691,943
UnitedHealth Group Inc	37,071	5,932,843
Valeant Pharmaceuticals International Inc *	54,620	793,082

		75,828,909

Energy - 7.1%

Chevron Corp	73,855	8,692,733
HollyFrontier Corp	57,184	1,873,348
Magellan Midstream Partners LP	49,773	3,764,332
Noble Energy Inc	75,462	2,872,084
Suncor Energy Inc (Canada)	144,219	4,714,519

		21,917,016

Financial - 20.5%

American Express Co	58,450	4,329,976
Berkshire Hathaway Inc ‘B’ *	52,886	8,619,360
Citigroup Inc	171,708	10,204,606
CME Group Inc ‘A’	62,325	7,189,189
Discover Financial Services	69,348	4,999,297
Marsh & McLennan Cos Inc	30,874	2,086,774
MetLife Inc	79,200	4,268,088
Mid-America Apartment Communities Inc REIT	23,910	2,341,267
Simon Property Group Inc REIT	10,382	1,844,570
SunTrust Banks Inc	78,054	4,281,262
The Bank of New York Mellon Corp	103,277	4,893,264
The Progressive Corp	110,165	3,910,858
US Bancorp	79,184	4,067,682

		63,036,193

	Shares	Value
Industrial - 12.2%

Agilent Technologies Inc	45,269	$2,062,456
Canadian National Railway Co (Canada)	39,898	2,689,125
Canadian Pacific Railway Ltd (Canada)	24,919	3,557,686
Deere & Co	39,624	4,082,857
General Electric Co	342,717	10,829,857
Johnson Controls International PLC	76,402	3,146,990
Lockheed Martin Corp	12,105	3,025,524
Republic Services Inc	18,874	1,076,762
United Technologies Corp	25,705	2,817,782
Vulcan Materials Co	17,830	2,231,425
Waste Connections Inc (Canada)	24,110	1,894,805

		37,415,269

Technology - 10.2%

Amdocs Ltd	86,077	5,013,985
Apple Inc	148,812	17,235,406
Applied Materials Inc	87,396	2,820,269
Cerner Corp *	36,343	1,721,568
Western Digital Corp	44,560	3,027,852
Xerox Corp	152,710	1,333,158

		31,152,238

Utilities - 2.6%

National Grid PLC (United Kingdom)	135,410	1,582,106
PG&E Corp	103,913	6,314,793

		7,896,899

Total Common Stocks (Cost $237,416,377)		304,277,170

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	2,981,081	2,981,081

Total Short-Term Investment (Cost $2,981,081)		2,981,081

TOTAL INVESTMENTS - 100.1% (Cost $240,397,458)		307,258,251

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(383,093)

NET ASSETS - 100.0%		$306,875,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

	Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Basic Materials	$4,440,237	$4,440,237	$—	$—
Communications	42,474,592	42,474,592	—	—
Consumer, Cyclical	20,115,817	20,115,817	—	—
Consumer, Non-Cyclical	75,828,909	75,828,909	—	—
Energy	21,917,016	21,917,016	—	—
Financial	63,036,193	63,036,193	—	—
Industrial	37,415,269	37,415,269	—	—
Technology	31,152,238	31,152,238	—	—
Utilities	7,896,899	6,314,793	1,582,106	—

Total Common Stocks	304,277,170	302,695,064	1,582,106	—

Short-Term Investment	2,981,081	2,981,081	—	—

Total	$307,258,251	$305,676,145	$1,582,106	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 5.0%

Albemarle Corp	7,537	$648,782
Celanese Corp ‘A’	7,961	626,849
Newmont Mining Corp	19,760	673,223
Silver Wheaton Corp (Canada)	3,765	72,740
Steel Dynamics Inc	10,136	360,639
US Silica Holdings Inc	14,376	814,832
Westlake Chemical Corp	10,019	560,964

		3,758,029

Communications - 4.3%

Arista Networks Inc *	8,363	809,288
DISH Network Corp ‘A’ *	15,528	899,537
Expedia Inc	3,955	448,022
IAC/InterActiveCorp*	4,544	294,406
Match Group Inc *	22,929	392,086
Palo Alto Networks Inc *	3,231	404,037

		3,247,376

Consumer, Cyclical - 15.9%

Alaska Air Group Inc	9,485	841,604
American Eagle Outfitters Inc	34,208	518,935
Big Lots Inc	10,719	538,201
Brunswick Corp	7,796	425,194
Casey’s General Stores Inc	2,454	291,732
Darden Restaurants Inc	9,791	712,002
DR Horton Inc	11,970	327,140
Foot Locker Inc	2,222	157,518
Lear Corp	3,563	471,634
Mohawk Industries Inc *	718	143,370
NVR Inc *	74	123,506
Panera Bread Co ‘A’ *	2,120	434,791
Polaris Industries Inc	3,823	314,977
PulteGroup Inc	11,429	210,065
PVH Corp	1,933	174,434
Royal Caribbean Cruises Ltd	8,841	725,316
Skechers U.S.A. Inc ‘A’ *	16,751	411,740
Southwest Airlines Co	21,989	1,095,932
Spirit Airlines Inc *	9,966	576,633
Tenneco Inc *	6,537	408,366
Texas Roadhouse Inc	8,898	429,240
The Cheesecake Factory Inc	10,021	600,057
Thor Industries Inc	15,085	1,509,254
Ulta Salon Cosmetics & Fragrance Inc *	581	148,120
Vail Resorts Inc	3,142	506,836

		12,096,597

Consumer, Non-Cyclical - 16.9%

ABIOMED Inc *	13,939	1,570,647
Alkermes PLC *	7,029	390,672
AMERCO	1,309	483,793
BioMarin Pharmaceutical Inc *	3,256	269,727
Conagra Brands Inc	13,858	548,084
DaVita Inc *	4,686	300,841
Edwards Lifesciences Corp *	5,205	487,709
Hologic Inc *	11,145	447,137
Hormel Foods Corp	17,542	610,637
Humana Inc	3,744	763,888
Incyte Corp *	3,846	385,638
Ionis Pharmaceuticals Inc *	11,681	558,702
Lamb Weston Holdings Inc * l	—	25
ManpowerGroup Inc	5,921	526,199
MarketAxess Holdings Inc	2,751	404,177
Molina Healthcare Inc *	5,172	280,633
Monster Beverage Corp *	9,713	430,674
NuVasive Inc *	7,615	512,946
Robert Half International Inc	11,222	547,409
S&P Global Inc	3,366	361,980

	Shares	Value
The Clorox Co	3,457	$414,909
The Cooper Cos Inc	2,516	440,124
The JM Smucker Co	2,403	307,728
The Kroger Co	16,515	569,933
Tyson Foods Inc ‘A’	5,926	365,516
United Rentals Inc *	6,665	703,691
Universal Health Services Inc ‘B’	1,122	119,358

		12,802,777

Energy - 5.2%

FMC Technologies Inc *	26,409	938,312
Gulfport Energy Corp *	4,623	100,042
Oceaneering International Inc	17,719	499,853
Parsley Energy Inc ‘A’ *	15,502	546,290
Patterson-UTI Energy Inc	29,505	794,275
Pioneer Natural Resources Co	755	135,953
Range Resources Corp	10,107	347,277
RPC Inc	31,302	620,093

		3,982,095

Financial - 21.9%

Affiliated Managers Group Inc *	1,925	279,703
Arch Capital Group Ltd	8,020	692,046
Axis Capital Holdings Ltd	10,436	681,158
CBOE Holdings Inc	7,167	529,570
Citizens Financial Group Inc	94,548	3,368,745
Comerica Inc	14,361	978,128
Ellie Mae Inc *	1,586	132,716
EPR Properties REIT	17,273	1,239,683
Host Hotels & Resorts Inc REIT	40,094	755,371
KeyCorp	52,628	961,514
Lamar Advertising Co ‘A’ REIT	16,489	1,108,720
Lincoln National Corp	10,794	715,318
National Retail Properties Inc REIT	11,888	525,450
Omega Healthcare Investors Inc REIT	11,579	361,960
Outfront Media Inc REIT	44,920	1,117,160
Senior Housing Properties Trust REIT	45,795	866,899
T Rowe Price Group Inc	6,080	457,581
Unum Group	12,494	548,861
White Mountains Insurance Group Ltd	846	707,298
XL Group Ltd (Ireland)	15,800	588,708

		16,616,589

Industrial - 9.8%

Acuity Brands Inc	1,968	454,332
BWX Technologies Inc	14,573	578,548
FLIR Systems Inc	5,018	181,601
Harris Corp	7,189	736,657
Hexcel Corp	8,962	461,005
Huntington Ingalls Industries Inc	3,658	673,767
Martin Marietta Materials Inc	3,079	682,091
Masco Corp	11,750	371,535
Norfolk Southern Corp	5,035	544,132
Old Dominion Freight Line Inc *	2,613	224,169
Orbital ATK Inc	3,868	339,340
Parker-Hannifin Corp	1,683	235,620
PerkinElmer Inc	1,355	70,663
Textron Inc	14,220	690,523
Vulcan Materials Co	3,737	467,686
Xylem Inc	14,363	711,256

		7,422,925

Technology - 14.9%

Activision Blizzard Inc	7,198	259,920
Ambarella Inc *	4,221	228,483
Applied Materials Inc	7,341	236,894
Computer Sciences Corp	42,411	2,520,062
CSRA Inc	37,805	1,203,711
DST Systems Inc	1,081	115,829
Electronic Arts Inc *	4,804	378,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Fiserv Inc *	4,704	$499,941
Jack Henry & Associates Inc	2,084	185,018
Lam Research Corp	4,571	483,292
Micron Technology Inc *	19,523	427,944
NVIDIA Corp	17,944	1,915,343
NXP Semiconductors NV (Netherlands) *	5,849	573,260
Science Applications International Corp	6,327	536,530
Skyworks Solutions Inc	4,682	349,558
Take-Two Interactive Software Inc *	7,020	346,016
Western Digital Corp	8,189	556,443
Xilinx Inc	7,934	478,976

		11,295,583

Utilities - 5.6%

American States Water Co	10,561	481,159
American Water Works Co Inc	10,365	750,011
Atmos Energy Corp	34,363	2,548,016
ONE Gas Inc	7,646	489,038

		4,268,224

Total Common Stocks (Cost $59,418,576)		75,490,195

	Shares	Value
SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	419,986	$419,986

Total Short-Term Investment (Cost $419,986)		419,986

TOTAL INVESTMENTS - 100.1% (Cost $59,838,562)		75,910,181

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(79,836)

NET ASSETS - 100.0%		$75,830,345

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$75,490,195	$75,490,195	$—	$—
	Short-Term Investment	419,986	419,986	—	—

	Total	$75,910,181	$75,910,181	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Communications - 5.4%

GrubHub Inc *	7,778	$292,608
MercadoLibre Inc (Argentina)	1,346	210,164
Pandora Media Inc *	21,071	274,766

		777,538

Consumer, Cyclical - 25.6%

Bed Bath & Beyond Inc	4,916	199,786
BorgWarner Inc	6,573	259,239
Burberry Group PLC (United Kingdom)	9,282	171,058
DSW Inc ‘A’	7,414	167,927
Duluth Holdings Inc ‘B’ *	2,518	63,957
Dunkin’ Brands Group Inc	5,947	311,861
Fastenal Co	10,607	498,317
Kate Spade & Co *	9,274	173,146
Lululemon Athletica Inc *	3,548	230,585
Mattel Inc	6,853	188,800
Mobileye NV *	5,150	196,318
Polaris Industries Inc	3,465	285,481
The Scotts Miracle-Gro Co ‘A’	1,608	153,644
Tiffany & Co	3,885	300,816
Tractor Supply Co	4,008	303,846
Williams-Sonoma Inc	3,426	165,784

		3,670,565

Consumer, Non-Cyclical - 27.6%

Acadia Healthcare Co Inc *	2,336	77,322
ACADIA Pharmaceuticals Inc *	6,566	189,363
Align Technology Inc *	2,230	214,370
Alkermes PLC *	5,021	279,067
BioMarin Pharmaceutical Inc *	2,507	207,680
Blue Buffalo Pet Products Inc *	7,293	175,324
CoStar Group Inc *	1,870	352,476
Diplomat Pharmacy Inc *	3,912	49,291
Edwards Lifesciences Corp *	3,044	285,223
Intuitive Surgical Inc *	617	391,283
Laboratory Corp of America Holdings *	1,748	224,408
MarketAxess Holdings Inc	509	74,782
Pacira Pharmaceuticals Inc *	1,400	45,220
Snyder’s-Lance Inc	4,181	160,300
The Hain Celestial Group Inc *	5,873	229,223
Verisk Analytics Inc *	2,732	221,756
Whole Foods Market Inc	9,756	300,095
Zoetis Inc	8,776	469,779

		3,946,962

Energy - 4.6%

Cabot Oil & Gas Corp	6,292	146,981
Cimarex Energy Co	1,031	140,113
Continental Resources Inc *	3,748	193,172
Noble Energy Inc	4,713	179,377

		659,643

	Shares	Value
Financial - 10.4%

CME Group Inc ‘A’	3,277	$378,002
Ellie Mae Inc *	1,425	119,244
First Republic Bank	3,094	285,081
Northern Trust Corp	3,717	330,999
Oaktree Capital Group LLC	2,919	109,463
Signature Bank *	1,721	258,494

		1,481,283

Industrial - 12.5%

AO Smith Corp	3,600	170,460
Expeditors International of Washington Inc	5,618	297,529
Fortune Brands Home & Security Inc	3,878	207,318
Generac Holdings Inc *	3,594	146,420
Harris Corp	2,073	212,420
IDEX Corp	2,419	217,855
Trimble Inc *	11,002	331,710
Wabtec Corp	1,984	164,712
Woodward Inc	581	40,118

		1,788,542

Technology - 13.0%

ANSYS Inc *	2,242	207,363
Electronic Arts Inc *	4,472	352,215
Guidewire Software Inc *	2,702	133,290
Maxim Integrated Products Inc	4,625	178,386
Microchip Technology Inc	6,108	391,828
Red Hat Inc *	3,303	230,219
ServiceNow Inc *	3,946	293,346
Tyler Technologies Inc *	504	71,956

		1,858,603

Total Common Stocks (Cost $11,786,893)		14,183,136

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	151,601	151,601

Total Short-Term Investment (Cost $151,601)		151,601

TOTAL INVESTMENTS - 100.2% (Cost $11,938,494)		14,334,737

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(21,470)

NET ASSETS - 100.0%		$14,313,267

Notes to Schedule of Investments

(a)	Transactions in written options for the nine-month period ended December 31, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2016	52	$149,432
Call Options Written	116	27,934
Put Options Written	430	230,615
Call Options Closed	(76)	(18,760)
Put Options Closed	(432)	(317,959)
Call Options Expired	(35)	(8,562)
Put Options Expired	(27)	(2,764)
Call Options Exercised	(5)	(612)
Put Options Exercised	(23)	(59,324)

Outstanding, December 31, 2016	—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$777,538	$777,538	$—	$—
	Consumer, Cyclical	3,670,565	3,499,507	171,058	—
	Consumer, Non-Cyclical	3,946,962	3,946,962	—	—
	Energy	659,643	659,643	—	—
	Financial	1,481,283	1,481,283	—	—
	Industrial	1,788,542	1,788,542	—	—
	Technology	1,858,603	1,858,603	—	—

	Total Common Stocks	14,183,136	14,012,078	171,058	—

	Short-Term Investment	151,601	151,601	—	—

	Total	$14,334,737	$14,163,679	$171,058	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 1.4%

PPG Industries Inc	7,819	$740,928
Steel Dynamics Inc	43,305	1,540,792

		2,281,720

Communications - 3.7%

CommScope Holding Co Inc *	21,187	788,156
eBay Inc *	46,205	1,371,826
Expedia Inc	7,466	845,749
IAC/InterActiveCorp *	14,199	919,953
Omnicom Group Inc	11,535	981,744
The Interpublic Group of Cos Inc	46,735	1,094,066

		6,001,494

Consumer, Cyclical - 7.0%

Advance Auto Parts Inc	4,968	840,188
Best Buy Co Inc	12,570	536,362
BorgWarner Inc	19,185	756,656
Brunswick Corp	36,850	2,009,799
Hasbro Inc	10,390	808,238
HD Supply Holdings Inc *	20,796	884,038
Newell Brands Inc	34,821	1,554,758
PulteGroup Inc	21,057	387,028
Tenneco Inc *	17,562	1,097,098
WABCO Holdings Inc *	8,788	932,846
WESCO International Inc *	22,767	1,515,144

		11,322,155

Consumer, Non-Cyclical - 9.2%

Avery Dennison Corp	5,176	363,459
Becton Dickinson and Co	7,001	1,159,016
Boston Scientific Corp *	80,480	1,740,782
Bruker Corp	18,711	396,299
Cardinal Health Inc	14,055	1,011,538
Coca-Cola European Partners PLC (United Kingdom)	21,051	661,001
Constellation Brands Inc ‘A’	1,996	306,007
DaVita Inc *	15,200	975,840
ICON PLC *	4,814	362,013
Laboratory Corp of America Holdings *	10,224	1,312,557
ManpowerGroup Inc	19,394	1,723,545
Moody’s Corp	4,459	420,350
Perrigo Co PLC	4,537	377,615
Robert Half International Inc	39,896	1,946,127
Total System Services Inc	14,406	706,326
Universal Health Services Inc ‘B’	6,569	698,810
Zimmer Biomet Holdings Inc	7,432	766,982

		14,928,267

Energy - 10.5%

Anadarko Petroleum Corp	11,218	782,231
Cimarex Energy Co	3,086	419,387
Diamondback Energy Inc *	20,216	2,043,029
Energen Corp *	38,460	2,217,988
EQT Corp	20,820	1,361,628
Gulfport Energy Corp *	23,311	504,450
Marathon Oil Corp	93,607	1,620,337
Marathon Petroleum Corp	26,921	1,355,472
Newfield Exploration Co *	34,587	1,400,774
Parsley Energy Inc ‘A’ *	63,130	2,224,701
QEP Resources Inc *	31,957	588,328
Rice Energy Inc *	16,707	356,694
RSP Permian Inc *	34,585	1,543,183
Tesoro Corp	5,748	502,663

		16,920,865

Financial - 34.3%

Alleghany Corp *	4,053	2,464,710
Alliance Data Systems Corp	3,907	892,750

	Shares	Value
American Assets Trust Inc REIT	15,083	$649,776
American Homes 4 Rent ‘A’ REIT	22,911	480,673
Aon PLC	21,564	2,405,033
BB&T Corp	26,740	1,257,315
Boston Properties Inc REIT	17,324	2,179,013
Discover Financial Services	42,471	3,061,734
Douglas Emmett Inc REIT	27,226	995,383
East West Bancorp Inc	34,143	1,735,489
Equity Residential REIT	20,937	1,347,505
Essex Property Trust Inc REIT	3,728	866,760
Fifth Third Bancorp	101,339	2,733,113
General Growth Properties Inc REIT	37,401	934,277
Huntington Bancshares Inc	172,365	2,278,665
Kilroy Realty Corp REIT	9,625	704,743
Kimco Realty Corp REIT	53,218	1,338,965
Loews Corp	29,149	1,365,048
Marsh & McLennan Cos Inc	21,222	1,434,395
Navient Corp	70,435	1,157,247
Raymond James Financial Inc	29,363	2,033,975
Regency Centers Corp REIT	28,339	1,953,974
Reinsurance Group of America Inc	16,223	2,041,340
SEI Investments Co	21,161	1,044,507
SL Green Realty Corp REIT	21,207	2,280,813
SLM Corp *	85,005	936,755
State Street Corp	13,365	1,038,728
SunTrust Banks Inc	41,835	2,294,650
Synchrony Financial	14,844	538,392
TD Ameritrade Holding Corp	58,440	2,547,984
The Allstate Corp	20,818	1,543,030
The Charles Schwab Corp	11,325	446,998
The Macerich Co REIT	10,543	746,866
Torchmark Corp	14,748	1,087,813
Unum Group	57,854	2,541,526
WR Berkley Corp	21,051	1,400,102
XL Group Ltd (Ireland)	17,224	641,766

		55,401,813

Industrial - 17.1%

Arrow Electronics Inc *	26,441	1,885,243
Berry Plastics Group Inc *	30,940	1,507,706
Crown Holdings Inc *	22,939	1,205,903
Curtiss-Wright Corp	9,926	976,321
Eaton Corp PLC	11,980	803,738
Flex Ltd *	98,370	1,413,577
Fluor Corp	11,496	603,770
Graphic Packaging Holding Co	150,933	1,883,644
Harris Corp	26,630	2,728,776
Hubbell Inc	7,293	851,093
Huntington Ingalls Industries Inc	7,445	1,371,295
Ingersoll-Rand PLC	23,201	1,741,003
Jabil Circuit Inc	35,280	835,078
Masco Corp	47,206	1,492,654
Packaging Corp of America	1,446	122,650
Sealed Air Corp	32,362	1,467,293
Stanley Black & Decker Inc	18,827	2,159,269
TE Connectivity Ltd (Switzerland)	17,000	1,177,760
Textron Inc	26,043	1,264,648
The Timken Co	20,104	798,129
WestRock Co	25,314	1,285,200

		27,574,750

Technology - 8.9%

Activision Blizzard Inc	57,844	2,088,747
Amdocs Ltd	40,548	2,361,921
Broadcom Ltd (Singapore)	4,560	806,071
Cognizant Technology Solutions Corp ‘A’ *	14,469	810,698
Computer Sciences Corp	12,666	752,614
Fidelity National Information Services Inc	30,546	2,310,499
Leidos Holdings Inc	13,859	708,749
Microsemi Corp *	26,243	1,416,335
NetEase Inc ADR (China)	5,061	1,089,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
ON Semiconductor Corp *	62,603	$798,814
Qorvo Inc *	13,200	696,036
Western Digital Corp	7,039	478,300

		14,318,620

Utilities - 6.4%

Alliant Energy Corp	25,926	982,336
Ameren Corp	17,048	894,338
American Electric Power Co Inc	33,857	2,131,637
Edison International	33,252	2,393,812
FirstEnergy Corp	11,543	357,487
Great Plains Energy Inc	40,661	1,112,078
PG&E Corp	26,872	1,633,011
Portland General Electric Co	19,062	825,956

		10,330,655

Total Common Stocks (Cost $137,050,414)		159,080,339

	Shares	Value
SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	458,955	$458,955

Total Short-Term Investment (Cost $458,955)		458,955

TOTAL INVESTMENTS - 98.8% (Cost $137,509,369)		159,539,294

OTHER ASSETS & LIABILITIES, NET - 1.2%		1,965,000

NET ASSETS - 100.0%		$161,504,294

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$159,080,339	$159,080,339	$—	$—
	Short-Term Investment	458,955	458,955	—	—

	Total	$159,539,294	$159,539,294	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 0.7%

Ingevity Corp *	16,210	$889,281

Communications - 5.8%

Extreme Networks Inc *	214,890	1,080,897
Finisar Corp *	50,000	1,513,500
FTD Cos Inc *	69,450	1,655,688
Infinera Corp *	78,240	664,257
NETGEAR Inc *	13,930	757,095
Scholastic Corp	38,670	1,836,438

		7,507,875

Consumer, Cyclical - 15.0%

Anixter International Inc *	19,500	1,580,475
Big Lots Inc	22,300	1,119,683
Bloomin’ Brands Inc	82,420	1,486,033
Caleres Inc	45,610	1,496,920
Citi Trends Inc	75,770	1,427,507
Crocs Inc *	113,810	780,736
Dana Inc	103,970	1,973,351
Ethan Allen Interiors Inc	27,420	1,010,427
Red Robin Gourmet Burgers Inc *	29,260	1,650,264
Regal Entertainment Group ‘A’	64,190	1,322,314
SkyWest Inc	50,735	1,849,291
Tenneco Inc *	21,200	1,324,364
The Children’s Place Inc	10,680	1,078,146
Wesco Aircraft Holdings Inc *	87,850	1,313,358

		19,412,869

Consumer, Non-Cyclical - 10.5%

ABM Industries Inc	24,060	982,610
Booz Allen Hamilton Holding Corp	39,990	1,442,439
Cott Corp (Canada)	67,830	768,514
Horizon Pharma PLC	52,960	856,893
ICON PLC *	21,960	1,651,392
LifePoint Health Inc *	24,140	1,371,152
Molina Healthcare Inc *	29,660	1,609,352
Sotheby’s*	36,190	1,442,533
TrueBlue Inc *	41,390	1,020,264
Viad Corp	33,140	1,461,474
WellCare Health Plans Inc *	6,710	919,807

		13,526,430

Energy - 10.5%

Gulfport Energy Corp *	49,900	1,079,836
Oasis Petroleum Inc *	98,460	1,490,684
Oil States International Inc *	45,700	1,782,300
Patterson-UTI Energy Inc	63,290	1,703,767
QEP Resources Inc *	84,310	1,552,147
RPC Inc	74,630	1,478,420
SM Energy Co	44,730	1,542,290
Synergy Resources Corp *	253,600	2,259,576
Western Refining Inc	16,910	640,044

		13,529,064

Financial - 26.7%

1st Source Corp	24,609	1,099,038
Associated Banc-Corp	79,670	1,967,849
Customers Bancorp Inc *	54,416	1,949,181
Education Realty Trust Inc REIT	32,170	1,360,791
Essent Group Ltd *	40,130	1,299,008
First American Financial Corp	21,460	786,080
First Commonwealth Financial Corp	92,930	1,317,747
Fulton Financial Corp	78,130	1,468,844
Gramercy Property Trust REIT	187,576	1,721,951
HomeStreet Inc *	35,480	1,121,168

	Shares	Value
Hope Bancorp Inc	85,711	$1,876,215
Huntington Bancshares Inc	81,598	1,078,720
Independent Bank Group Inc	26,200	1,634,880
Kite Realty Group Trust REIT	3,933	92,347
National Storage Affiliates Trust REIT	76,230	1,682,396
Ramco-Gershenson Properties Trust REIT	77,250	1,280,805
Selective Insurance Group Inc	24,200	1,041,810
State Auto Financial Corp	17,650	473,196
Sterling Bancorp	80,110	1,874,574
Synovus Financial Corp	32,440	1,332,635
Texas Capital Bancshares Inc *	29,870	2,341,808
Validus Holdings Ltd	13,720	754,737
Webster Financial Corp	41,650	2,260,762
WSFS Financial Corp	22,875	1,060,256
Zions Bancorp	39,810	1,713,422

		34,590,220

Industrial - 15.2%

AECOM*	41,429	1,506,347
Air Transport Services Group Inc *	46,160	736,714
Atlas Air Worldwide Holdings Inc *	19,110	996,587
Covenant Transportation Group Inc ‘A’ *	69,413	1,342,447
EMCOR Group Inc	13,670	967,289
EnerSys	22,750	1,776,775
Esterline Technologies Corp *	17,560	1,566,352
Graphic Packaging Holding Co	135,420	1,690,042
Oshkosh Corp	24,160	1,560,978
Regal Beloit Corp	18,050	1,249,963
Saia Inc *	27,600	1,218,540
SPX FLOW Inc *	38,000	1,218,280
Terex Corp	15,205	479,414
Tutor Perini Corp *	63,400	1,775,200
Vishay Intertechnology Inc	93,640	1,516,968

		19,601,896

Technology - 12.4%

Advanced Micro Devices Inc *	103,560	1,174,370
Cabot Microelectronics Corp	15,400	972,818
CSG Systems International Inc	33,930	1,642,212
Cypress Semiconductor Corp	121,826	1,393,689
FormFactor Inc *	151,233	1,693,810
Integrated Device Technology Inc *	30,810	725,884
Kulicke & Soffa Industries Inc (Singapore) *	8,000	127,600
Mitel Networks Corp *	186,080	1,265,344
NCR Corp *	38,440	1,559,126
Photronics Inc *	85,940	971,122
Unisys Corp *	97,490	1,457,476
VeriFone Systems Inc *	43,560	772,319
Verint Systems Inc *	43,860	1,546,065
Virtusa Corp *	30,280	760,634

		16,062,469

Utilities - 2.7%

PNM Resources Inc	47,580	1,631,994
Portland General Electric Co	25,850	1,120,081
Southwest Gas Corp	10,191	780,834

		3,532,909

Total Common Stocks (Cost $98,177,068)		128,653,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,224,185	$1,224,185

Total Short-Term Investment (Cost $1,224,185)		1,224,185

TOTAL INVESTMENTS - 100.4% (Cost $99,401,253)		129,877,198

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(564,854)

NET ASSETS - 100.0%		$129,312,344

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$128,653,013	$128,653,013	$—	$—
	Short-Term Investment	1,224,185	1,224,185	—	—

	Total	$129,877,198	$129,877,198	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$42,682

Total Warrants (Cost $64,905)		42,682

PREFERRED STOCKS - 2.3%

Brazil - 2.2%

Lojas Americanas SA	687,118	3,579,717

India - 0.1%

Zee Entertainment Enterprises Ltd	708,924	102,260

Total Preferred Stocks (Cost $2,675,820)		3,681,977

COMMON STOCKS - 93.8%

Argentina - 0.1%

MercadoLibre Inc	1,210	188,929

Brazil - 5.3%

Ambev SA ADR	294,440	1,445,700
BM&FBovespa SA	552,316	2,794,413
Cielo SA	17,300	147,932
Embraer SA ADR	67,120	1,292,060
Estacio Participacoes SA	253,000	1,225,477
Kroton Educacional SA	238,943	975,855
Sul America SA	157,735	871,507

		8,752,944

China - 21.9%

3SBio Inc * ~	158,000	153,469
Alibaba Group Holding Ltd ADR *	92,672	8,137,528
Baidu Inc ADR *	34,000	5,589,940
China Lodging Group Ltd ADR	27,432	1,422,075
China Pacific Insurance Group Co Ltd ‘H’	120,400	416,800
Ctrip.com International Ltd ADR *	71,010	2,840,400
Inner Mongolia Yili Industrial Group Co Ltd ‘A’	283,813	717,445
Jiangsu Hengrui Medicine Co Ltd ‘A’	197,769	1,294,840
Kweichow Moutai Co Ltd ‘A’	48,044	2,307,937
New Oriental Education & Technology Group Inc ADR *	42,130	1,773,673
Sinopharm Group Co Ltd ‘H’	453,000	1,856,550
SOHO China Ltd	1,061,000	520,817
Tencent Holdings Ltd	284,622	6,901,262
Tingyi Cayman Islands Holding Corp	642,000	778,314
Want Want China Holdings Ltd	1,798,000	1,148,293

		35,859,343

Colombia - 1.7%

Grupo Aval Acciones y Valores SA ADR	187,789	1,491,045
Grupo de Inversiones Suramericana SA	98,330	1,251,235

		2,742,280

Egypt - 0.5%

Commercial International Bank Egypt SAE	208,189	838,875

	Shares	Value
France - 3.3%

Kering	11,037	$2,475,648
LVMH Moet Hennessy Louis Vuitton SE	15,186	2,895,549

		5,371,197

Hong Kong - 6.0%

AIA Group Ltd	638,800	3,578,456
Hang Lung Group Ltd	185,000	641,931
Hong Kong Exchanges & Clearing Ltd	47,512	1,117,405
Jardine Strategic Holdings Ltd	73,711	2,438,930
Melco Crown Entertainment Ltd ADR	127,100	2,020,890

		9,797,612

India - 14.5%

Apollo Hospitals Enterprise Ltd	68,704	1,192,208
Asian Paints Ltd	16,837	220,859
Biocon Ltd	24,815	346,462
Cholamandalam Investment and Finance Co Ltd	28,252	394,038
Dr Reddy’s Laboratories Ltd	40,668	1,835,884
Glenmark Pharmaceuticals Ltd	63,448	828,760
Housing Development Finance Corp Ltd	403,695	7,486,892
Infosys Ltd	290,113	4,306,015
Kotak Mahindra Bank Ltd	149,386	1,580,719
Tata Consultancy Services Ltd	54,905	1,909,922
UltraTech Cement Ltd	22,660	1,082,477
Zee Entertainment Enterprises Ltd	390,846	2,601,567

		23,785,803

Indonesia - 2.1%

P.T. Astra International Tbk	2,162,800	1,322,490
P.T. Bank Mandiri Persero Tbk	1,327,800	1,136,443
P.T. Indocement Tunggal Prakarsa Tbk	674,700	768,585
P.T. Semen Indonesia Persero Tbk	396,000	268,702

		3,496,220

Italy - 1.5%

PRADA SPA	736,800	2,490,598

Japan - 2.2%

Fast Retailing Co Ltd	4,600	1,642,325
Murata Manufacturing Co Ltd	15,400	2,056,465

		3,698,790

Jordan - 0.2%

Hikma Pharmaceuticals PLC	14,720	343,091

Malaysia - 1.8%

Genting Bhd	1,208,200	2,151,474
Genting Malaysia Bhd	764,800	779,669

		2,931,143

Mexico - 4.5%

Fomento Economico Mexicano SAB de CV	226,212	1,721,881
Fomento Economico Mexicano SAB de CV ADR	12,610	961,008
Grupo Aeroportuario del Sureste SAB de CV ‘B’	61,483	885,068
Grupo Financiero Banorte SAB de CV ‘O’	355,416	1,750,535
Grupo Financiero Inbursa SAB de CV ‘O’	1,041,743	1,578,973
Kimberly-Clark de Mexico SAB de CV ‘A’	232,841	419,301

		7,316,766

Nigeria - 0.6%

Nigerian Breweries PLC	1,202,577	565,018
Zenith Bank PLC	7,462,409	349,452

		914,470

Peru - 0.1%

Credicorp Ltd	1,200	189,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Philippines - 3.3%

Ayala Land Inc	1,116,500	$717,349
BDO Unibank Inc	79,050	178,135
Jollibee Foods Corp	243,560	948,811
SM Investments Corp	151,038	1,988,656
SM Prime Holdings Inc	2,805,670	1,597,399

		5,430,350

Poland - 1.1%

Bank Pekao SA	58,388	1,753,196

Russia - 9.7%

Alrosa PJSC	824,906	1,310,141
Magnit PJSC (RTS)	33,304	5,971,864
Moscow Exchange MICEX-RTS PJSC	461,213	944,541
Novatek PJSC GDR ~	41,570	5,383,378
Sberbank of Russia PJSC ADR	197,533	2,287,359

		15,897,283

South Africa - 0.3%

Mediclinic International PLC	55,010	522,538

South Korea - 2.1%

LG Household & Health Care Ltd	2,091	1,483,548
NAVER Corp	2,618	1,676,509
Samsung Biologics Co Ltd *	2,886	360,810

		3,520,867

Switzerland - 0.9%

Glencore PLC *	431,276	1,457,241

Taiwan - 4.0%

Taiwan Semiconductor Manufacturing Co Ltd	1,174,995	6,581,448

Thailand - 0.7%

Airports of Thailand PCL	28,600	317,862
CP ALL PCL	454,500	793,238

		1,111,100

Turkey - 0.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	130,992	654,793
BIM Birlesik Magazalar AS	55,426	769,153

		1,423,946

United Arab Emirates - 1.8%

DP World Ltd	137,384	2,406,172
Emaar Properties PJSC	324,269	628,700

		3,034,872

United Kingdom - 1.1%

Old Mutual PLC	728,270	1,823,320

United States - 1.6%

Cognizant Technology Solutions Corp ‘A’ *	28,380	1,590,131
Tiffany & Co	13,900	1,076,277

		2,666,408

Total Common Stocks (Cost $125,189,490)		153,940,062

	Shares	Value
SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds T-Fund Portfolio	6,748,358	$6,748,358

Total Short-Term Investment (Cost $6,748,358)		6,748,358

TOTAL INVESTMENTS - 100.2% (Cost $134,678,573)		164,413,079

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(354,391)

NET ASSETS - 100.0%		$164,058,688

Notes to Schedule of Investments

(a)	As of December 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.1%
Consumer, Non-Cyclical	20.8%
Communications	17.1%
Consumer, Cyclical	15.6%
Technology	8.8%
Short-Term Investment	4.1%
Industrial	4.1%
Energy	3.3%
Others (each less than 3.0%)	3.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$42,682	$42,682	$—	$—
	Preferred Stocks
	Brazil	3,579,717	—	3,579,717	—
	India	102,260	102,260	—	—

	Total Preferred Stocks	3,681,977	102,260	3,579,717	—

	Common Stocks
	Argentina	188,929	188,929	—	—
	Brazil	8,752,944	2,737,760	6,015,184	—
	China	35,859,343	21,058,456	14,800,887	—
	Colombia	2,742,280	2,742,280	—	—
	Egypt	838,875	—	838,875	—
	France	5,371,197	—	5,371,197	—
	Hong Kong	9,797,612	2,020,890	7,776,722	—
	India	23,785,803	394,038	23,391,765	—
	Indonesia	3,496,220	—	3,496,220	—
	Italy	2,490,598	—	2,490,598	—
	Japan	3,698,790	—	3,698,790	—
	Jordan	343,091	—	343,091	—
	Malaysia	2,931,143	—	2,931,143	—
	Mexico	7,316,766	7,316,766	—	—
	Nigeria	914,470	914,470	—	—
	Peru	189,432	189,432	—
	Philippines	5,430,350	—	5,430,350
	Poland	1,753,196	—	1,753,196	—
	Russia	15,897,283	—	15,897,283	—
	South Africa	522,538	—	522,538	—
	South Korea	3,520,867	360,810	3,160,057	—
	Switzerland	1,457,241	—	1,457,241	—
	Taiwan	6,581,448	—	6,581,448	—
	Thailand	1,111,100	—	1,111,100	—
	Turkey	1,423,946	654,793	769,153	—
	United Arab Emirates	3,034,872	—	3,034,872	—
	United Kingdom	1,823,320	—	1,823,320	—
	United States	2,666,408	2,666,408	—	—

	Total Common Stocks	153,940,062	41,245,032	112,695,030	—

	Short-Term Investment	6,748,358	6,748,358	—	—

	Total	$164,413,079	$48,138,332	$116,274,747	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$13,094,304	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,004,245	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Australia - 0.5%

Orica Ltd	89,689	$1,139,872

Belgium - 1.0%

KBC Group NV	38,168	2,358,325

Brazil - 0.8%

Ambev SA ADR	359,658	1,765,921

Canada - 5.0%

Canadian National Railway Co	69,926	4,713,012
Element Fleet Management Corp	177,599	1,648,146
Loblaw Cos Ltd	34,826	1,837,466
Suncor Energy Inc	106,386	3,478,453

		11,677,077

China - 0.9%

Alibaba Group Holding Ltd ADR *	24,440	2,146,076

Denmark - 1.8%

Carlsberg AS ‘B’	16,391	1,411,743
Novo Nordisk AS ‘B’	76,696	2,751,252

		4,162,995

France - 14.3%

Air Liquide SA	48,527	5,396,161
Danone SA	64,774	4,098,819
Dassault Systemes SE	21,141	1,609,174
Engie SA	182,590	2,324,187
Hermes International	1,526	625,994
L’Oreal SA	12,997	2,368,910
Legrand SA	36,452	2,068,119
LVMH Moet Hennessy Louis Vuitton SE	24,622	4,694,733
Pernod Ricard SA	46,082	4,987,014
Schneider Electric SE	72,607	5,043,915

		33,217,026

Germany - 10.5%

Bayer AG	74,295	7,740,337
Beiersdorf AG	47,496	4,023,298
Linde AG	12,518	2,053,431
Merck KGaA	23,399	2,436,334
MTU Aero Engines AG	11,274	1,300,458
ProSiebenSat.1 Media SE	39,390	1,516,204
SAP SE	60,988	5,275,787

		24,345,849

Hong Kong - 2.9%

AIA Group Ltd	870,062	4,873,949
Global Brands Group Holding Ltd *	6,510,639	861,217
Li & Fung Ltd	2,461,358	1,078,712

		6,813,878

India - 2.4%

Housing Development Finance Corp Ltd	134,953	2,502,827
Tata Consultancy Services Ltd	90,073	3,133,274

		5,636,101

Ireland - 0.8%

Experian PLC	99,542	1,927,308

Israel - 1.1%

Check Point Software Technologies Ltd *	30,104	2,542,584

	Shares	Value
Italy - 1.8%

Eni SPA	164,639	$2,668,984
Luxottica Group SPA	30,040	1,614,549

		4,283,533

Japan - 12.5%

Daikin Industries Ltd	23,900	2,189,453
Denso Corp	91,300	3,949,318
FANUC Corp	14,000	2,342,123
Hoya Corp	150,900	6,327,150
Japan Tobacco Inc	89,800	2,947,563
Kubota Corp	138,200	1,969,463
Kyocera Corp	56,300	2,791,384
Shin-Etsu Chemical Co Ltd	26,100	2,019,852
Terumo Corp	120,700	4,449,645

		28,985,951

Netherlands - 6.0%

Akzo Nobel NV	58,343	3,645,681
Heineken NV	14,071	1,054,455
ING Groep NV	345,152	4,859,327
Randstad Holding NV	82,548	4,471,440

		14,030,903

Singapore - 2.0%

DBS Group Holdings Ltd	307,600	3,669,927
Singapore Telecommunications Ltd	393,862	987,978

		4,657,905

Spain - 1.8%

Amadeus IT Group SA	92,680	4,203,436

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	99,507	2,758,445

Switzerland - 13.1%

Julius Baer Group Ltd	50,436	2,234,402
Kuehne + Nagel International AG	7,296	963,063
Nestle SA	124,323	8,906,200
Novartis AG	59,392	4,319,194
Roche Holding AG	28,985	6,607,205
UBS Group AG	326,592	5,106,417
Zurich Insurance Group AG	8,330	2,289,249

		30,425,730

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	196,233	510,419
Taiwan Semiconductor Manufacturing Co Ltd ADR	178,270	5,125,263

		5,635,682

United Kingdom - 13.8%

Barclays PLC	759,374	2,083,999
Compass Group PLC	332,521	6,145,543
Diageo PLC	135,611	3,519,107
Prudential PLC	89,115	1,778,521
Reckitt Benckiser Group PLC	56,770	4,808,901
RELX NV	92,218	1,551,101
Rio Tinto PLC	59,407	2,268,054
Rolls-Royce Holdings PLC *	191,873	1,575,959
Rolls-Royce Holdings PLC ‘C’ *	10,141,160	12,498
Smiths Group PLC	89,873	1,564,439
WPP PLC	307,776	6,849,111

		32,157,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
United States - 2.6%

Delphi Automotive PLC	14,751	$993,480
Yum China Holdings Inc *	112,239	2,931,683
Yum! Brands Inc	31,380	1,987,295

		5,912,458

Total Common Stocks (Cost $180,115,630)		230,784,288

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,374,868	1,374,868

Total Short-Term Investment (Cost $1,374,868)		1,374,868

TOTAL INVESTMENTS - 99.8% (Cost $181,490,498)		232,159,156

OTHER ASSETS & LIABILITIES, NET - 0.2%		516,819

NET ASSETS - 100.0%		$232,675,975

Notes to Schedule of Investments

(a)	As of December 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	34.2%
Industrial	14.8%
Financial	13.7%
Consumer, Cyclical	11.9%
Technology	9.4%
Basic Materials	6.6%
Communications	4.9%
Others (each less than 3.0%)	4.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,139,872	$—	$1,139,872	$—
	Belgium	2,358,325	—	2,358,325	—
	Brazil	1,765,921	1,765,921	—	—
	Canada	11,677,077	11,677,077	—	—
	China	2,146,076	2,146,076	—	—
	Denmark	4,162,995	—	4,162,995	—
	France	33,217,026	—	33,217,026	—
	Germany	24,345,849	—	24,345,849	—
	Hong Kong	6,813,878	—	6,813,878	—
	India	5,636,101	—	5,636,101	—
	Ireland	1,927,308	—	1,927,308	—
	Israel	2,542,584	2,542,584	—	—
	Italy	4,283,533	—	4,283,533	—
	Japan	28,985,951	—	28,985,951	—
	Netherlands	14,030,903	—	14,030,903	—
	Singapore	4,657,905	—	4,657,905	—
	Spain	4,203,436	—	4,203,436	—
	Sweden	2,758,445	—	2,758,445	—
	Switzerland	30,425,730	—	30,425,730	—
	Taiwan	5,635,682	5,125,263	510,419	—
	United Kingdom	32,157,233	—	32,144,735	12,498
	United States	5,912,458	5,912,458	—	—

	Total Common Stocks	230,784,288	29,169,379	201,602,411	12,498

	Short-Term Investment	1,374,868	1,374,868	—	—

	Total	$232,159,156	$30,544,247	$201,602,411	$12,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 5.4%

Abacus Property Group REIT	40,262	$87,578
Asaleo Care Ltd	75,488	80,475
Beach Energy Ltd	139,899	85,135
Collins Foods Ltd	38,918	184,267
CSR Ltd	50,729	168,657
Genworth Mortgage Insurance Australia Ltd	45,747	107,825
GWA Group Ltd	87,378	186,185
Investa Office Fund REIT	42,074	143,296
JB Hi-Fi Ltd	9,415	190,301
Link Administration Holdings Ltd	20,523	111,891
Metcash Ltd *	84,889	139,606
Orora Ltd	108,499	233,328
Resolute Mining Ltd	102,336	93,090
Seven Group Holdings Ltd	16,893	95,268
Sirtex Medical Ltd	3,208	32,699
Southern Cross Media Group Ltd	76,229	84,812
Vita Group Ltd	53,666	124,874

		2,149,287

Austria - 1.0%

CA Immobilien Anlagen AG *	10,043	184,371
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,597	102,853
Wienerberger AG	5,748	99,806

		387,030

Belgium - 0.2%

Orange Belgium SA *	4,702	98,161

Canada - 8.3%

Bird Construction Inc	10,600	71,527
Bonavista Energy Corp	28,800	103,175
Canfor Pulp Products Inc	9,400	70,781
Capital Power Corp	7,800	134,953
Cascades Inc	22,600	203,672
Celestica Inc *	11,100	131,532
Detour Gold Corp *	7,900	107,616
Dorel Industries Inc	3,486	100,739
Enerplus Corp	29,000	275,172
Evertz Technologies Ltd	7,900	99,379
Genworth MI Canada Inc	5,642	141,444
Gran Tierra Energy Inc *	34,200	103,416
Granite REIT	2,800	93,490
Great Canadian Gaming Corp *	5,500	102,327
Intertape Polymer Group Inc	5,200	97,521
Linamar Corp	2,300	98,825
Maple Leaf Foods Inc	7,257	151,988
Paramount Resources Ltd ‘A’ *	10,200	137,276
Parex Resources Inc *	9,200	115,801
Penn West Petroleum Ltd *	78,200	138,036
Pure Industrial Real Estate Trust REIT	35,754	148,859
Sandvine Corp	56,400	118,038
SEMAFO Inc *	33,600	110,611
Sleep Country Canada Holdings Inc ~	6,900	147,903
Trican Well Service Ltd *	55,600	190,489
Wi-LAN Inc	56,422	92,030
Yamana Gold Inc	21,500	60,369

		3,346,969

Denmark - 2.3%

Bakkafrost PF	5,012	198,803
Dfds AS	3,805	173,482
GN Store Nord AS	6,542	135,291
Royal Unibrew AS	4,426	170,657

	Shares	Value
Schouw & Co AB	1,783	$132,729
Spar Nord Bank AS	9,218	105,592

		916,554

Finland - 0.3%

YIT OYJ	17,155	136,525

France - 6.4%

Alten SA	1,680	117,948
Atos SE	2,494	262,863
Eiffage SA	2,426	168,975
Euler Hermes Group	1,257	110,396
Fonciere Des Regions REIT	1,618	141,075
Ipsen SA	2,537	183,312
IPSOS	5,578	175,241
Lagardere SCA	5,141	142,691
Nexans SA *	3,703	191,515
SCOR SE	6,911	238,505
Tarkett SA	4,231	151,753
Technip SA	2,780	198,025
Teleperformance	992	99,454
Trigano SA	2,075	162,356
Valeo SA	3,615	207,530

		2,551,639

Germany - 6.9%

AURELIUS Equity Opportunities SE & Co KGaA	2,446	143,011
Aurubis AG	2,706	155,738
Bechtle AG	982	102,105
Carl Zeiss Meditec AG	3,338	122,824
Cewe Stiftung & Co KGaA	1,558	138,211
Covestro AG ~	3,634	248,740
Deutz AG	29,163	163,624
Grammer AG	3,625	180,868
HOCHTIEF AG	1,577	220,170
Jenoptik AG	9,182	158,292
KION Group AG	3,046	169,119
OSRAM Licht AG	3,695	193,491
RHOEN-KLINIKUM AG	4,393	118,581
SMA Solar Technology AG	1,772	46,725
Software AG	6,176	223,840
STADA Arzneimittel AG	3,056	157,879
Talanx AG	4,051	135,300
TLG Immobilien AG	4,247	79,952

		2,758,470

Hong Kong - 2.4%

Fortune REIT	54,000	61,999
Giordano International Ltd	202,000	108,916
HK Electric Investments & HK Electric Investments Ltd ~ »	202,500	166,943
Hopewell Holdings Ltd	19,000	65,442
Kerry Properties Ltd	35,500	96,000
Lifestyle International Holdings Ltd	50,500	64,955
Luk Fook Holdings International Ltd	42,000	109,451
Man Wah Holdings Ltd	146,800	99,123
Shun Tak Holdings Ltd *	278,000	95,774
SmarTone Telecommunications Holdings Ltd	65,000	87,257

		955,860

India - 0.5%

Vedanta Resources PLC	17,983	192,978

Israel - 0.8%

Orbotech Ltd *	4,698	156,960
Syneron Medical Ltd *	17,090	143,556

		300,516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Italy - 3.3%

A2A SPA	111,315	$143,762
Autogrill SPA	16,830	151,866
Banca IFIS SPA	3,400	93,055
BPER Banca	28,412	150,794
De’ Longhi SPA	5,538	131,456
DiaSorin SPA	2,189	129,615
Enav SPA * ~	29,384	101,400
Moncler SPA	7,428	129,073
Saras SPA	96,065	173,413
Societa Iniziative Autostradali e Servizi SPA	15,524	132,365

		1,336,799

Japan - 24.0%

Adastria Co Ltd	3,300	85,382
Aichi Steel Corp	2,600	108,775
Asahi Diamond Industrial Co Ltd	13,800	100,541
Central Glass Co Ltd	30,000	139,588
CROOZ Inc	4,000	93,766
Daikyonishikawa Corp	12,300	157,723
Daiwabo Holdings Co Ltd	68,000	166,089
EDION Corp	13,900	130,166
EPS Holdings Inc	7,000	81,481
FIDEA Holdings Co Ltd	82,900	147,752
Fudo Tetra Corp	47,200	82,647
Fujikura Ltd	24,400	132,135
Fujitsu General Ltd	11,000	232,333
Fukuda Corp	12,000	114,842
Furukawa Electric Co Ltd	6,500	189,682
Glory Ltd	3,400	107,142
Goldcrest Co Ltd	9,400	168,753
Hanwa Co Ltd	40,000	260,954
Haseko Corp	14,000	141,946
Hokuhoku Financial Group Inc	5,800	99,922
Idemitsu Kosan Co Ltd	5,200	137,932
Kinden Corp	11,000	136,926
Kitagawa Iron Works Co Ltd	4,500	87,524
Kohnan Shoji Co Ltd	7,600	142,771
Leopalace21 Corp	22,100	122,068
Lion Corp	9,000	147,522
Maruwa Co Ltd/Aichi	5,100	168,561
Matsumotokiyoshi Holdings Co Ltd	3,600	177,106
Megmilk Snow Brand Co Ltd	3,600	98,957
Meidensha Corp	37,000	126,990
Meisei Industrial Co Ltd	18,800	91,478
Melco Holdings Inc	4,300	116,708
Miraca Holdings Inc	3,900	174,431
Mochida Pharmaceutical Co Ltd	1,500	103,955
Morinaga & Co Ltd	4,600	191,355
Musashi Seimitsu Industry Co Ltd	5,200	134,872
Nagase & Co Ltd	14,200	185,178
Nihon Unisys Ltd	12,700	159,424
Nippon Piston Ring Co Ltd	9,000	157,161
Nippon Suisan Kaisha Ltd	44,400	213,163
Nishimatsu Construction Co Ltd	21,000	101,492
Obayashi Road Corp	16,900	100,955
Penta-Ocean Construction Co Ltd	27,900	134,602
Rengo Co Ltd	13,500	73,312
Riso Kagaku Corp	6,400	107,875
Ryobi Ltd	31,000	121,346
SAMTY Co Ltd	11,500	111,703
Sanyo Special Steel Co Ltd	25,000	117,913
Sapporo Holdings Ltd	4,500	115,615
Seikagaku Corp	8,700	128,588
Shinoken Group Co Ltd	5,200	92,175
Ship Healthcare Holdings Inc	4,400	112,793
Sumitomo Forestry Co Ltd	10,800	142,639
Sumitomo Osaka Cement Co Ltd	31,000	116,803
Takuma Co Ltd	20,000	170,642

	Shares	Value
The Gunma Bank Ltd	25,000	$136,618
The Okinawa Electric Power Co Inc	7,150	160,618
TOA ROAD Corp	30,000	88,794
Tokai Carbon Co Ltd	43,000	138,570
Token Corp	2,800	198,594
Tokuyama Corp *	29,000	109,772
Tokyo Tekko Co Ltd	26,000	104,549
Tokyu Construction Co Ltd	11,300	90,738
TonenGeneral Sekiyu KK	13,000	136,893
Tosei Corp	17,500	130,936
Toyota Boshoku Corp	5,200	119,205
Ulvac Inc	4,200	128,217
Unipres Corp	5,400	107,220
Unitika Ltd *	311,000	222,844
Valor Holdings Co Ltd	3,600	93,682
Yodogawa Steel Works Ltd	4,500	117,276
Yuasa Trading Co Ltd	6,800	169,389

		9,618,069

Luxembourg - 0.7%

APERAM SA	3,715	169,538
Orion Engineered Carbons SA	6,687	126,050

		295,588

Malta - 0.2%

Kindred Group PLC SDR	10,082	94,438

Netherlands - 1.3%

Boskalis Westminster	4,136	143,487
Corbion NV	6,074	162,440
Delta Lloyd NV	17,067	95,391
Wereldhave NV REIT	2,219	99,811

		501,129

Singapore - 1.7%

CDL Hospitality Trusts REIT	80,100	74,104
Keppel DC REIT	115,900	94,656
Mapletree Greater China Commercial Trust REIT	150,709	98,568
Mapletree Industrial Trust REIT	109,800	124,725
SATS Ltd	31,700	106,166
Starhill Global REIT	157,500	80,289
Venture Corp Ltd	17,900	121,919

		700,427

South Korea - 5.4%

Able C&C Co Ltd	4,779	81,750
Amotech Co Ltd *	6,214	112,597
CJ O Shopping Co Ltd	739	99,376
Dae Hyun Co Ltd	34,505	118,834
Dongbu Insurance Co Ltd	1,544	79,936
Dongwon Development Co Ltd	24,622	86,655
Eugene Technology Co Ltd	7,065	103,650
Hyundai Development Co-Engineering & Construction	3,055	113,497
Hyundai Marine & Fire Insurance Co Ltd	4,777	124,345
Hyundai Mipo Dockyard Co Ltd *	1,556	86,489
Interflex Co Ltd *	7,854	167,059
KB Insurance Co Ltd	3,997	86,462
LG International Corp	4,074	98,571
LG Uplus Corp	11,036	104,598
LS Corp	3,699	181,460
Nexen Tire Corp	9,022	97,116
Partron Co Ltd	11,783	100,750
Silicon Works Co Ltd	3,318	76,198
Spigen Korea Co Ltd	1,958	92,126
Tongyang Life Insurance Co Ltd	16,178	169,714

		2,181,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
Spain - 2.6%

Acciona SA	1,859	$136,549
Cellnex Telecom SA ~	6,229	89,412
Cia de Distribucion Integral Logista Holdings SA	6,375	147,512
CIE Automotive SA	6,041	117,556
Gamesa Corp Tecnologica SA	15,338	310,100
Mediaset Espana Comunicacion SA	11,874	139,090
Saeta Yield SA	10,384	88,763

		1,028,982

Sweden - 3.3%

Axfood AB	7,647	120,081
Boliden AB	7,357	191,098
Bonava AB ‘B’ *	7,819	121,129
Dometic Group AB * ~	16,136	118,469
Intrum Justitia AB	4,813	162,266
Mycronic AB	16,867	181,089
NCC AB ‘B’	4,819	119,035
Nobia AB	10,516	97,778
Peab AB	11,930	94,422
Wihlborgs Fastigheter AB	5,585	103,659

		1,309,026

Switzerland - 10.0%

Actelion Ltd	1,234	266,678
Adecco Group AG	2,187	142,760
BKW AG	2,522	121,976
Cembra Money Bank AG	2,381	173,201
Coca-Cola HBC AG	7,782	169,456
Emmi AG	86	51,999
Flughafen Zuerich AG	1,161	215,142
Forbo Holding AG	149	191,924
Geberit AG	262	104,893
Implenia AG	1,577	116,537
Julius Baer Group Ltd	4,711	208,705
Kudelski SA	5,555	96,144
Logitech International SA	10,485	260,955
Lonza Group AG	2,001	345,831
Oriflame Holding AG	7,131	215,023
Partners Group Holding AG	279	130,610
Rieter Holding AG	585	101,742
Schweiter Technologies AG	93	105,028
Sika AG	63	302,265
Straumann Holding AG	590	229,900
Swiss Life Holding AG	1,137	321,179
Vontobel Holding AG	2,552	133,953

		4,005,901

Thailand - 0.3%

GFPT PCL NVDR	336,904	138,033

United Kingdom - 11.1%

3i Group PLC	27,117	234,574
Acacia Mining PLC	28,665	131,350
Aldermore Group PLC *	31,910	93,124
Barratt Developments PLC	20,839	118,473
Beazley PLC	42,480	203,045
Bellway PLC	7,157	218,166
Booker Group PLC	70,830	153,107
Cape PLC	43,452	78,415
Computacenter PLC	8,922	87,964
De La Rue PLC	16,039	121,548
Fevertree Drinks PLC	11,811	165,953
Go-Ahead Group PLC	3,766	103,690
Inchcape PLC	18,476	159,670
Indivior PLC	35,147	128,064
John Wood Group PLC	15,348	165,736
JRP Group PLC	67,934	125,165

	Shares	Value
Kennedy Wilson Europe Real Estate PLC	8,088	$95,504
Marshalls PLC	23,662	85,261
National Express Group PLC	28,549	124,409
Northgate PLC	20,412	124,045
Novae Group PLC	11,912	100,928
OneSavings Bank PLC	25,521	106,309
PayPoint PLC	8,288	102,714
Persimmon PLC	6,821	148,819
Phoenix Group Holdings	17,852	161,602
Premier Foods PLC *	185,614	107,151
QinetiQ Group PLC	46,280	149,821
Safestore Holdings PLC REIT	31,641	136,481
St Modwen Properties PLC	22,383	84,206
Taylor Wimpey PLC	63,363	119,509
UBM PLC	29,627	266,683
WH Smith PLC	6,777	129,854
WS Atkins PLC	7,629	136,905

		4,468,245

United States - 0.3%

Milestone Apartments REIT	7,396	104,662

Total Common Stocks (Cost $36,342,199)		39,576,471

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	399,528	399,528

Total Short-Term Investment (Cost $399,528)		399,528

TOTAL INVESTMENTS - 99.7% (Cost $36,741,727)		39,975,999

OTHER ASSETS & LIABILITIES, NET - 0.3%		117,002

NET ASSETS - 100.0%		$40,093,001

Notes to Schedule of Investments

(a)	As of December 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	24.0%
Financial	18.1%
Consumer, Cyclical	17.3%
Consumer, Non-Cyclical	15.7%
Basic Materials	7.2%
Technology	5.8%
Energy	5.1%
Communications	3.1%
Others (each less than 3.0%)	3.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$2,149,287	$—	$2,149,287	$—
	Austria	387,030	99,806	287,224	—
	Belgium	98,161	—	98,161	—
	Canada	3,346,969	3,346,969	—	—
	Denmark	916,554	—	916,554	—
	Finland	136,525	—	136,525	—
	France	2,551,639	337,597	2,214,042	—
	Germany	2,758,470	—	2,758,470	—
	Hong Kong	955,860	—	955,860	—
	India	192,978	—	192,978	—
	Israel	300,516	300,516	—	—
	Italy	1,336,799	355,035	981,764	—
	Japan	9,618,069	—	9,618,069	—
	Luxembourg	295,588	126,050	169,538	—
	Malta	94,438	—	94,438	—
	Netherlands	501,129	—	501,129	—
	Singapore	700,427	230,891	469,536	—
	South Korea	2,181,183	—	2,181,183	—
	Spain	1,028,982	—	1,028,982	—
	Sweden	1,309,026	—	1,309,026	—
	Switzerland	4,005,901	579,236	3,426,665	—
	Thailand	138,033	—	138,033	—
	United Kingdom	4,468,245	649,971	3,818,274	—
	United States	104,662	104,662	—	—

	Total Common Stocks	39,576,471	6,130,733	33,445,738	—

	Short-Term Investment	399,528	399,528	—	—

	Total	$39,975,999	$6,530,261	$33,445,738	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$169,467	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,351,173	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Australia - 3.8%

Australia & New Zealand Banking Group Ltd	217,552	$4,762,477
Goodman Group REIT	369,251	1,896,339

		6,658,816

Belgium - 2.0%

Anheuser-Busch InBev SA/NV	15,140	1,602,483
KBC Group NV	29,699	1,835,042

		3,437,525

Canada - 1.1%

TransCanada Corp	43,586	1,965,290

Chile - 0.5%

Banco Santander Chile ADR	43,880	959,656

China - 1.0%

CNOOC Ltd	1,373,000	1,706,276

Finland - 2.1%

Outokumpu OYJ *	194,902	1,735,481
UPM-Kymmene OYJ	78,279	1,914,364

		3,649,845

France - 17.8%

Air Liquide SA	18,259	2,030,385
Airbus Group SE	29,623	1,956,567
AXA SA	156,806	3,952,905
BNP Paribas SA	76,141	4,845,470
Capgemini SA	9,691	816,461
Natixis SA	351,166	1,977,550
Renault SA	28,351	2,518,054
Sanofi	33,471	2,706,648
Schneider Electric SE	31,505	2,188,612
Technip SA	18,948	1,349,704
TOTAL SA	125,694	6,447,131

		30,789,487

Germany - 8.3%

Bayer AG	13,880	1,446,071
Brenntag AG	28,238	1,565,205
Daimler AG	43,635	3,238,409
Deutsche Boerse AG *	21,410	1,742,257
HeidelbergCement AG	7,176	667,944
Infineon Technologies AG	52,453	907,308
Siemens AG	38,564	4,721,790

		14,288,984

Hong Kong - 1.3%

CK Hutchison Holdings Ltd	203,021	2,291,797

Ireland - 0.7%

Ryanair Holdings PLC ADR *	14,299	1,190,535

Israel - 1.2%

Teva Pharmaceutical Industries Ltd ADR	56,688	2,054,940

	Shares	Value
Italy - 4.1%

Enel SPA	692,509	$3,044,072
Intesa Sanpaolo SPA	1,050,323	2,660,627
Telecom Italia SPA *	1,495,425	1,320,375

		7,025,074

Japan - 23.6%

Bridgestone Corp	47,600	1,712,685
Daikin Industries Ltd	23,000	2,107,005
Daiwa House Industry Co Ltd	84,500	2,304,347
Dentsu Inc	29,200	1,373,081
DMG Mori Co Ltd	76,000	920,351
Honda Motor Co Ltd	93,300	2,723,923
Japan Airlines Co Ltd	55,000	1,604,943
Mabuchi Motor Co Ltd	15,800	821,032
Mitsubishi Corp	115,900	2,461,560
Mitsubishi UFJ Financial Group Inc	838,500	5,171,302
Mitsui Fudosan Co Ltd	74,000	1,713,138
NGK Spark Plug Co Ltd	58,400	1,294,421
NH Foods Ltd	37,000	998,133
Nippon Telegraph & Telephone Corp	76,500	3,220,280
Sompo Holdings Inc	36,000	1,215,767
Sony Corp	38,800	1,084,147
Sumitomo Electric Industries Ltd	166,100	2,391,726
Sumitomo Mitsui Financial Group Inc	42,100	1,603,293
Sumitomo Mitsui Trust Holdings Inc	54,900	1,964,251
Suzuken Co Ltd	26,700	872,090
Suzuki Motor Corp	58,900	2,067,913
Yamato Holdings Co Ltd	62,000	1,256,803

		40,882,191

Luxembourg - 1.0%

ArcelorMittal *	237,180	1,742,689

Netherlands - 7.3%

ASR Nederland NV *	40,456	961,551
ING Groep NV	267,284	3,763,039
NN Group NV	44,590	1,509,490
Royal Dutch Shell PLC ‘A’	230,061	6,350,536

		12,584,616

Norway - 1.2%

Norsk Hydro ASA	421,001	2,009,325

Singapore - 0.9%

DBS Group Holdings Ltd	134,200	1,601,119

South Korea - 0.9%

Samsung Electronics Co Ltd	1,082	1,610,355

Spain - 1.4%

Bankia SA	2,332,036	2,376,456

Sweden - 1.8%

Nordea Bank AB	277,323	3,072,912

Switzerland - 4.8%

LafargeHolcim Ltd	23,841	1,251,464
Roche Holding AG	6,953	1,584,954
Wolseley PLC	30,417	1,856,853
Zurich Insurance Group AG	13,366	3,673,242

		8,366,513

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Shares	Value
United Kingdom - 11.5%

Barratt Developments PLC	166,572	$946,987
British American Tobacco PLC	26,013	1,474,307
Centrica PLC	616,203	1,774,703
InterContinental Hotels Group PLC	21,483	960,577
ITV PLC	574,609	1,458,945
Lloyds Banking Group PLC	885,197	679,727
National Grid PLC	102,268	1,194,881
Prudential PLC	142,595	2,845,854
Rio Tinto PLC	84,697	3,233,582
Standard Chartered PLC *	322,464	2,629,684
Vodafone Group PLC	1,081,678	2,661,895

		19,861,142

United States - 1.2%

Shire PLC	37,858	2,161,676

Total Common Stocks (Cost $154,965,422)		172,287,219

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	19,586	19,586

Total Short-Term Investment (Cost $19,586)		19,586

TOTAL INVESTMENTS - 99.5% (Cost $154,985,008)		172,306,805

OTHER ASSETS & LIABILITIES, NET - 0.5%		797,146

NET ASSETS - 100.0%		$173,103,951

Notes to Schedule of Investments

(a)	As of December 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.3%
Consumer, Cyclical	16.4%
Industrial	10.5%
Energy	10.3%
Consumer, Non-Cyclical	8.6%
Basic Materials	8.2%
Communications	5.8%
Utilities	3.5%
Others (each less than 3.0%)	1.9%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	9,056,992	USD	6,848,911	02/17	ANZ	($318,887)
CHF	397,508	USD	402,212	02/17	ANZ	(10,881)
CHF	9,766,917	USD	9,932,110	02/17	SSB	(316,950)
DKK	5,481,495	USD	820,858	02/17	GSC	(43,163)
DKK	11,431,536	USD	1,690,858	02/17	TDB	(68,992)
EUR	3,367,898	USD	3,692,034	02/17	RBS	(140,343)
EUR	362,160	USD	403,613	02/17	SCB	(21,690)
EUR	390,645	USD	417,991	02/17	SGN	(6,026)
EUR	748,699	USD	793,155	02/17	SSB	(3,597)
EUR	1,159,864	USD	1,248,905	02/17	TDB	(25,744)
GBP	3,939,169	USD	4,913,596	02/17	ANZ	(54,284)
GBP	1,386,354	USD	1,691,112	02/17	ANZ	19,077
GBP	552,340	USD	697,014	02/17	CIT	(15,655)
JPY	86,251,369	EUR	710,527	02/17	SCB	(9,884)
JPY	295,373,775	USD	2,795,001	02/17	ANZ	(262,811)
JPY	43,842,572	USD	372,347	02/17	ANZ	3,508
JPY	76,320,271	USD	700,217	02/17	TDB	(45,936)
SEK	3,234,737	USD	362,884	02/17	GSC	(7,023)
SEK	17,631,055	USD	1,965,535	02/17	SSB	(25,902)
SGD	2,969,528	USD	2,133,589	02/17	SSB	(83,556)
USD	388,290	AUD	506,544	02/17	SCB	23,076
USD	1,235,002	CAD	1,652,273	02/17	GSC	3,875
USD	1,585,273	CHF	1,567,803	02/17	GSC	41,830
USD	777,420	EUR	697,740	02/17	ANZ	41,602
USD	944,108	EUR	854,137	02/17	CIT	43,359
USD	1,086,341	EUR	1,004,432	02/17	GSC	27,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,490,084	EUR	3,191,021	02/17	HSB	$124,921
USD	374,041	EUR	340,746	02/17	MER	14,700
USD	648,950	EUR	602,578	02/17	RBC	13,488
USD	14,503,293	EUR	13,184,589	02/17	SCB	599,191
USD	1,111,122	EUR	1,047,505	02/17	SGN	6,451
USD	577,139	EUR	543,028	02/17	UBS	4,477
USD	1,010,871	GBP	823,552	02/17	MSC	(5,053)
USD	1,909,163	GBP	1,565,959	02/17	RBC	(22,585)
USD	497,474	GBP	391,314	02/17	RBC	14,754
USD	2,636,560	GBP	2,162,312	02/17	SCB	(30,842)
USD	393,569	GBP	315,735	02/17	SSB	4,082
USD	666,939	GBP	534,728	02/17	UBS	7,305
USD	2,183,788	JPY	241,194,952	02/17	ANZ	116,063
USD	2,613,087	JPY	274,029,251	02/17	GSC	263,880
USD	732,885	NOK	6,048,711	02/17	CIT	32,208
USD	480,631	SEK	4,392,418	02/17	SGN	(2,589)
USD	1,674,153	SGD	2,386,109	02/17	SGN	26,886

Total Forward Foreign Currency Contracts						($90,566)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Australia	$6,658,816	$—	$6,658,816	$—
	Belgium	3,437,525	1,602,483	1,835,042	—
	Canada	1,965,290	1,965,290	—	—
	Chile	959,656	959,656	—	—
	China	1,706,276	—	1,706,276	—
	Finland	3,649,845	—	3,649,845	—
	France	30,789,487	—	30,789,487	—
	Germany	14,288,984	—	14,288,984	—
	Hong Kong	2,291,797	—	2,291,797	—
	Ireland	1,190,535	1,190,535	—	—
	Israel	2,054,940	2,054,940	—	—
	Italy	7,025,074	—	7,025,074	—
	Japan	40,882,191	—	40,882,191	—
	Luxembourg	1,742,689	—	1,742,689	—
	Netherlands	12,584,616	—	12,584,616	—
	Norway	2,009,325	—	2,009,325	—
	Singapore	1,601,119	—	1,601,119	—
	South Korea	1,610,355	—	1,610,355	—
	Spain	2,376,456	—	2,376,456	—
	Sweden	3,072,912	—	3,072,912	—
	Switzerland	8,366,513	—	8,366,513	—
	United Kingdom	19,861,142	—	19,861,142	—
	United States	2,161,676	—	2,161,676	—

	Total Common Stocks	172,287,219	7,772,904	164,514,315	—

	Short-Term Investment	19,586	19,586	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,431,827	—	1,431,827	—

	Total Assets	173,738,632	7,792,490	165,946,142	—

	Derivatives:
Liabilities	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,522,393)	—	(1,522,393)	—

	Total Liabilities	(1,522,393)	—	(1,522,393)	—

	Total	$172,216,239	$7,792,490	$164,423,749	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer, Cyclical - 2.3%

Hilton Worldwide Holdings Inc *	56,355	$1,532,856

Financial - 96.3%

Acadia Realty Trust REIT	3,246	106,079
American Homes 4 Rent ‘A’ REIT	5,700	119,586
Apartment Investment & Management Co ‘A’ REIT	16,121	732,699
AvalonBay Communities Inc REIT	17,183	3,043,968
Boston Properties Inc REIT	29,776	3,745,225
Brixmor Property Group Inc REIT	14,196	346,666
Camden Property Trust REIT	19,745	1,659,962
CBL & Associates Properties Inc REIT	2,710	31,165
Chesapeake Lodging Trust REIT	20,580	532,199
Columbia Property Trust Inc REIT	7,994	172,670
Corporate Office Properties Trust REIT	10,447	326,155
Cousins Properties Inc REIT	32,038	272,643
CubeSmart REIT	10,598	283,708
DCT Industrial Trust Inc REIT	2,178	104,283
DDR Corp REIT	17,883	273,073
Digital Realty Trust Inc REIT	5,200	510,952
Douglas Emmett Inc REIT	23,456	857,551
Duke Realty Corp REIT	27,414	728,116
Equity LifeStyle Properties Inc REIT	4,506	324,883
Equity One Inc REIT	19,500	598,455
Equity Residential REIT	77,262	4,972,582
Essex Property Trust Inc REIT	7,469	1,736,543
Federal Realty Investment Trust REIT	1,153	163,853
Gaming & Leisure Properties Inc REIT	20,140	616,687
General Growth Properties Inc REIT	109,213	2,728,141
Healthcare Realty Trust Inc REIT	12,937	392,250
Host Hotels & Resorts Inc REIT	136,961	2,580,345
Hudson Pacific Properties Inc REIT	43,264	1,504,722
Kimco Realty Corp REIT	33,208	835,513
LaSalle Hotel Properties REIT	36,320	1,106,670
Liberty Property Trust REIT	6,713	265,164
Life Storage Inc REIT	8,553	729,229
Mack-Cali Realty Corp REIT	2,135	61,958
MedEquities Realty Trust REIT	6,014	66,755
Monogram Residential Trust Inc REIT	1,555	16,825
National Retail Properties Inc REIT	20,745	916,929
Paramount Group Inc REIT	39,617	633,476
Parkway Inc REIT *	4,915	109,353
Prologis Inc REIT	25,269	1,333,951
Public Storage REIT	13,375	2,989,313
QTS Realty Trust Inc ‘A’ REIT	11,257	558,910
Regency Centers Corp REIT	32,982	2,274,109
Rexford Industrial Realty Inc REIT	13,630	316,080
Senior Housing Properties Trust REIT	22,317	422,461

	Shares	Value
Simon Property Group Inc REIT	48,494	$8,615,929
SL Green Realty Corp REIT	2,860	307,593
Spirit Realty Capital Inc REIT	12,160	132,058
STORE Capital Corp REIT	19,267	476,088
Tanger Factory Outlet Centers Inc REIT	41,246	1,475,782
Taubman Centers Inc REIT	4,650	343,775
Ventas Inc REIT	39,833	2,490,359
Vornado Realty Trust REIT	47,738	4,982,415
Welltower Inc REIT	31,458	2,105,484
Xenia Hotels & Resorts Inc REIT	13,136	255,101

		63,286,441

Total Common Stocks (Cost $44,557,232)		64,819,297

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	594,793	594,793

Total Short-Term Investment (Cost $594,793)		594,793

TOTAL INVESTMENTS - 99.5% (Cost $45,152,025)		65,414,090

OTHER ASSETS & LIABILITIES, NET - 0.5%		331,716

NET ASSETS - 100.0%		$65,745,806

Notes to Schedule of Investments

(a)	As of December 31, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	20.1%
REITS-Apartments	18.7%
REITS-Office Property	11.7%
REITS-Diversified	11.2%
REITS-Health Care	8.3%
REITS-Shopping Centers	7.0%
REITS-Hotels	6.8%
REITS-Storage	6.1%
REITS-Warehouse/Industrial	3.5%
Others (each less than 3.0%)	5.2%

98.6%
Short-Term Investment	0.9%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$64,819,297	$64,819,297	$—	$—
	Short-Term Investment	594,793	594,793	—	—

	Total	$65,414,090	$65,414,090	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Notes - 4.4%

1.000% due 09/15/17	$3,650,000	$3,656,026

Total U.S. Treasury Obligations (Cost $3,655,796)		3,656,026

FOREIGN GOVERNMENT BONDS & NOTES - 16.2%

Canada - 4.4%

Canadian Government 1.500% due 02/01/17	CAD 4,950,000	3,689,504

France - 3.6%

France Government OAT 3.750% due 04/25/17 ~	EUR 2,850,000	3,042,964

Germany - 4.1%

Bundesrepublik Deutschlan 3.750% due 01/04/17 ~	3,275,000	3,447,838

United Kingdom - 4.1%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 2,800,000	3,474,123

Total Foreign Government Bonds & Notes (Cost $14,268,913)		13,654,429

PURCHASED OPTIONS - 0.1%
(See Note (c) in Notes to Schedule of Investments) (Cost $980,589)		96,283

	Shares	Value
SHORT-TERM INVESTMENTS - 79.0%

Money Market Fund - 34.0%

BlackRock Liquidity Funds T-Fund Portfolio	28,618,465	$28,618,465

	Principal Amount
U.S. Treasury Bills - 45.0%

0.421% due 02/02/17 ‡	$8,000,000	7,997,224
0.381% due 03/02/17	8,000,000	7,993,880
0.507% due 04/27/17	8,000,000	7,986,384
0.436% due 05/25/17	6,000,000	5,985,738
0.532% due 06/22/17	8,000,000	7,976,792

		37,940,018

Total Short-Term Investments (Cost $66,566,696)		66,558,483

TOTAL INVESTMENTS - 99.7% (Cost $85,471,994)		83,965,221

OTHER ASSETS & LIABILITIES, NET - 0.3%		243,865

NET ASSETS - 100.0%		$84,209,086

Notes to Schedule of Investments

(a)	As of December 31, 2016, an investment with a value of $1,032,642 was fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	5,855,000	USD	4,329,538	01/17	JPM	($107,069)
AUD	425,000	USD	304,334	01/17	JPM	2,164
AUD	868	USD	643	02/17	ANZ	(17)
AUD	5,873,100	USD	4,206,226	02/17	GSC	27,557
CAD	9,260,081	USD	6,954,754	02/17	ANZ	(54,426)
CAD	14,174,000	USD	10,651,921	02/17	RBC	(89,892)
CHF	8,700,053	USD	8,617,838	02/17	BRC	(49,912)
CHF	4,330,227	USD	4,240,000	02/17	GSC	24,465
CHF	4,344,304	USD	4,240,000	02/17	SSB	38,328
COP	13,480,601,111	USD	4,465,993	01/17	JPM	1,743
DKK	210,027,791	USD	29,804,599	06/17	SGN	222,661
EUR	10,920,000	USD	11,487,070	01/17	CSF	23,152
EUR	3,933,800	USD	4,142,724	02/17	BRC	7,041
EUR	3,800,000	USD	4,050,982	02/17	GSC	(42,363)
EUR	10,993,107	USD	11,758,877	02/17	SCB	(162,250)
GBP	2,612,980	USD	3,280,466	02/17	SCB	(56,666)
GBP	4,178,620	USD	5,250,729	02/17	SSB	(95,299)
INR	310,860,000	USD	4,570,798	01/17	MSC	(2,513)
JPY	1,210,193,376	USD	10,625,015	02/17	ANZ	(247,414)
JPY	2,619,871,842	USD	22,984,641	02/17	GSC	(518,824)
JPY	896,960,658	USD	7,873,062	02/17	SEB	(181,482)
MXN	459,310,000	USD	22,193,280	01/17	BRC	(121,137)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	6,230,000	USD	299,995	01/17	GSC	($613)
NOK	35,532,486	USD	4,213,215	02/17	SSB	(97,048)
NZD	8,071,000	USD	5,698,086	02/17	GSC	(98,860)
NZD	10,148,894	USD	7,169,534	02/17	RBC	(128,777)
NZD	7,980,000	USD	5,635,795	02/17	SSB	(99,700)
SEK	38,056,739	USD	4,220,435	02/17	BRC	(32,243)
SEK	39,449,936	USD	4,307,185	02/17	BRC	34,331
USD	8,392,147	AUD	11,344,068	02/17	ANZ	214,468
USD	5,529,706	AUD	7,423,909	02/17	RBC	177,981
USD	12,818,531	CAD	17,030,000	01/17	MSC	130,772
USD	4,240,000	CAD	5,704,878	02/17	GSC	(11,100)
USD	303,247	CHF	310,000	01/17	GSC	(1,740)
USD	17,768,144	CHF	18,165,000	01/17	JPM	(103,105)
USD	37,915,659	CHF	38,271,206	02/17	BRC	225,672
USD	4,229,692	CHF	4,272,200	02/17	SSB	22,373
USD	4,466,873	CLP	2,971,900,000	01/17	CIB	38,056
USD	4,228,259	EUR	3,975,000	02/17	GSC	35,032
USD	14,146,915	EUR	13,170,335	02/17	SCB	253,530
USD	6,433,186	EUR	5,989,000	02/17	SEB	115,391
USD	30,081,957	EUR	28,534,800	06/17	SGN	(222,421)
USD	7,884,250	GBP	6,285,000	01/17	JPM	133,100
USD	8,632,359	GBP	6,780,715	02/17	RBC	266,558
USD	4,240,000	GBP	3,431,698	02/17	SSB	6,096
USD	2,075,600	JPY	245,026,656	02/17	ANZ	(25,542)
USD	8,854,087	KRW	10,448,000,000	01/17	BRC	203,648
USD	301,454	KRW	364,000,000	01/17	JPM	80
USD	4,130,490	NOK	35,363,108	02/17	BRC	33,944
USD	6,079,553	NOK	51,082,399	02/17	SEB	162,046
USD	754,492	NZD	1,090,000	01/17	CIB	(2,054)
USD	17,811,698	NZD	25,175,000	01/17	CIB	338,286
USD	4,230,944	NZD	6,039,400	02/17	ANZ	41,133
USD	4,266,931	NZD	6,040,089	02/17	RBC	76,641
USD	10,331,886	SEK	94,651,383	02/17	BRC	(84,620)
USD	4,244,491	SEK	38,384,753	02/17	GSC	20,200

Total Forward Foreign Currency Contracts						$239,362

(c)	Purchased options outstanding as of December 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 5,786,200	$33,127	$ —
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$18,025,600	128,379	—
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	2,893,100	21,892	—
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 15,132,000	138,130	—

					321,528	—

Put - CHF versus NZD	CHF 0.57	01/03/17	GSC	NZD 29,044,400	443,701	—
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 2,626,300	29,875	—
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$6,391,500	45,800	—
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	6,391,500	56,415	—
Put - JPY versus USD	JPY 112.50	03/16/17	ANZ	8,674,000	83,270	96,283

					659,061	96,283

					$980,589	$96,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$3,656,026	$—	$3,656,026	$—
	Foreign Government Bonds & Notes	13,654,429	—	13,654,429	—
	Short-Term Investments	66,558,483	28,618,465	37,940,018	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,876,449	—	2,876,449	—
	Purchased Options	96,283	—	96,283	—

	Total Foreign Currency Contracts	2,972,732	—	2,972,732	—

	Total Assets	86,841,670	28,618,465	58,223,205	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,637,087)	—	(2,637,087)	—

	Total Liabilities	(2,637,087)	—	(2,637,087)	—

	Total	$84,204,583	$28,618,465	$55,586,118	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 74.9%

Money Market Fund - 12.0%

BlackRock Liquidity Funds T-Fund Portfolio	9,153,585	$9,153,585

	Principal Amount
U.S. Treasury Bills - 62.9%

0.528% due 04/20/17 ‡	$23,958,500	23,920,502
0.533% due 04/27/17	23,958,500	23,917,723

		47,838,225

Total Short-Term Investments (Cost $56,999,821)		56,991,810

TOTAL INVESTMENTS - 74.9% (Cost $56,999,821)		56,991,810

OTHER ASSETS & LIABILITIES, NET - 25.1%		19,073,031

NET ASSETS - 100.0%		$76,064,841

Notes to Schedule of Investments

(a)	As of December 31, 2016, $8,204,929 in cash, and an investment with a value of $5,002,054 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as December 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (01/17)	9	$19,204
CAC 40 Index (01/17)	25	23,729
DAX Index (03/17)	4	22,153
FTSE 100 Index (03/17)	27	59,850
FTSE MIB Index (03/17)	3	7,732
Hang Seng Index (01/17)	3	7,222
IBEX 35 Index (01/17)	4	4,292
OMX Index (01/17)	21	(5,596)
S&P 500 E-Mini Index (03/17)	193	(146,183)
S&P/TSE 60 Index (03/17)	9	359
SGX MSCI Index (01/17)	11	826
SPI 200 Index (03/17)	11	26,375
TOPIX Index (03/17)	25	115,057

Total Futures Contracts		$135,020

(c)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,372,000	USD	1,017,727	03/17	CIT	($29,429)
CAD	1,867,000	USD	1,402,891	03/17	CIT	(11,119)
CHF	1,219,000	USD	1,210,307	03/17	CIT	(7,574)
DKK	1,606,000	USD	232,953	03/17	CIT	(4,609)
EUR	3,930,000	USD	4,211,101	03/17	CIT	(58,390)
GBP	2,053,000	USD	2,578,186	03/17	CIT	(43,275)
HKD	3,876,000	USD	500,168	03/17	CIT	(188)
ILS	373,000	USD	98,190	03/17	CIT	(1,153)
JPY	381,615,000	USD	3,358,706	03/17	CIT	(81,202)
NOK	756,000	USD	90,005	03/17	CIT	(2,415)
NZD	38,000	USD	26,969	03/17	CIT	(628)
SEK	793,414	USD	87,688	03/17	CIT	(212)
SEK	2,749,586	USD	301,673	03/17	CIT	1,478
SGD	261,000	USD	183,288	03/17	CIT	(3,127)
USD	34,906	CHF	35,000	03/17	CIT	373
USD	9,862	DKK	68,000	03/17	CIT	194
USD	85,210	EUR	79,000	03/17	CIT	1,733
USD	95,517	GBP	75,000	03/17	CIT	2,911
USD	19,998	HKD	155,000	03/17	CIT	4
USD	2,373	ILS	9,000	03/17	CIT	31

Total Forward Foreign Currency Contracts						($236,597)

(d)	Swap agreements outstanding as of December 31, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$5,705,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	2,980	$132,759	$31,141
Marvell Technology Group Ltd	15,448	130,845	83,419

			114,560

United States

3M Co	402	59,838	11,947
Accenture PLC	309	31,907	4,286
Activision Blizzard Inc	1,467	64,245	(11,272)
Advanced Micro Devices Inc	5,405	32,708	28,584
AdvanSix Inc	798	16,350	1,317
Aetna Inc	1,549	168,560	23,531
Aflac Inc	6,777	432,091	39,588
AGCO Corp	1,061	47,299	14,090
Agilent Technologies Inc	7,483	305,157	35,769
Akamai Technologies Inc	3,097	163,471	43,037
Albemarle Corp	600	49,947	1,701
Align Technology Inc	134	11,474	1,407
Allied World Assurance Co Holdings AG	3,168	116,036	54,117
Alphabet Inc ‘A’	198	150,735	6,170
Altria Group Inc	886	51,769	8,142
AMC Networks Inc ‘A’	759	38,450	1,276
Amdocs Ltd	6,293	345,234	21,333
Ameren Corp	13,029	586,747	96,755
American Eagle Outfitters Inc	8,462	128,876	(508)
American Electric Power Co Inc	2,523	146,492	12,356
American Financial Group Inc	990	67,275	19,964
American International Group Inc	2,939	165,037	26,910
American Water Works Co Inc	2,471	165,842	12,960
Ameriprise Financial Inc	2,478	260,438	14,472
Amgen Inc	575	88,148	(4,077)
Anadarko Petroleum Corp	797	50,356	5,219
Antero Resources Corp	3,387	88,034	(7,932)
Anthem Inc	2,560	360,868	7,183
AO Smith Corp	7,289	254,299	90,835
Applied Materials Inc	19,374	531,018	94,181
Archer-Daniels-Midland Co	7,611	261,239	86,203
Armstrong Flooring Inc l	—	5	5
Arrow Electronics Inc	6,189	338,662	102,614
Assurant Inc	1,927	155,875	23,066
Assured Guaranty Ltd	16,608	420,348	206,936
Avery Dennison Corp	8,376	585,134	3,029
Avnet Inc	7,185	306,043	36,035
Axis Capital Holdings Ltd	4,104	219,361	48,508
Bank of America Corp	11,788	244,989	15,526
Baxter International Inc	10,883	426,943	55,609
Belden Inc	958	45,478	26,151
Bemis Co Inc	4,269	191,249	12,895
Best Buy Co Inc	8,928	266,054	114,903
Big Lots Inc	3,501	135,271	40,514
Biogen Inc	1,176	332,297	1,193
Boston Scientific Corp	3,663	86,505	(7,274)
Brinker International Inc	1,355	61,219	5,894
Broadridge Financial Solutions Inc	2,738	147,496	34,033
Brocade Communications Systems Inc	43,732	385,716	160,496
Bruker Corp	25,754	682,989	(137,520)
Brunswick Corp	5,702	228,767	82,220
Bunge Ltd	1,298	75,075	18,692
Burlington Stores Inc	2,193	156,420	29,437
BWX Technologies Inc	11,137	348,213	93,926
CA Inc	11,042	314,697	36,107
Cabot Corp	7,110	342,058	17,282
Cadence Design Systems Inc	4,934	98,964	25,471

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Campbell Soup Co	264	$14,313	$1,651
Capital One Financial Corp	3,734	277,735	48,019
Cardinal Health Inc	857	75,382	(13,703)
Carlisle Cos Inc	6,241	617,105	71,215
Carnival Corp	1,369	68,894	2,377
Carpenter Technology Corp	745	25,580	1,367
Carter’s Inc	2,931	261,768	(8,559)
CDW Corp	2,504	106,896	23,538
Celanese Corp ‘A’	2,731	175,798	39,241
Celgene Corp	743	80,364	5,638
CenterPoint Energy Inc	11,433	258,106	23,603
CenturyLink Inc	7,888	227,380	(39,803)
Charles River Laboratories International Inc	2,531	205,187	(12,350)
Chico’s FAS Inc	6,995	72,748	27,910
Choice Hotels International Inc	296	13,681	2,909
Churchill Downs Inc	85	10,600	2,188
Cintas Corp	2,493	225,666	62,425
Cirrus Logic Inc	3,006	172,632	(2,673)
Cisco Systems Inc	14,974	400,105	52,409
Citigroup Inc	3,263	148,696	45,224
Citizens Financial Group Inc	2,936	103,827	782
Citrix Systems Inc	2,538	175,915	50,754
Cognizant Technology Solutions Corp ‘A’	727	42,865	(2,131)
Colgate-Palmolive Co	699	45,200	543
Comerica Inc	1,939	89,832	42,233
Commerce Bancshares Inc	543	20,225	11,157
Commercial Metals Co	12,026	175,171	86,756
CommScope Holding Co Inc	571	21,193	49
Community Health Systems Inc	255	3,442	(2,016)
CommVault Systems Inc	469	24,594	(488)
Computer Sciences Corp	303	9,090	8,915
comScore Inc	1,515	38,924	8,920
ConAgra Brands Inc	1,196	41,755	5,547
ConocoPhillips	5,936	240,406	57,225
CONSOL Energy Inc	4,688	102,303	(16,841)
Consolidated Edison Inc	4,424	284,109	41,851
Convergys Corp	7,573	194,940	(8,947)
CoreLogic Inc	2,021	72,574	1,859
Corning Inc	4,330	93,328	11,761
CR Bard Inc	481	91,688	16,373
Crane Co	4,324	208,232	103,615
Crown Holdings Inc	5,238	270,780	4,582
CSX Corp	10,170	263,150	102,258
Cummins Inc	2,905	282,944	114,082
Curtiss-Wright Corp	2,108	177,812	29,531
Dana Inc	9,609	112,059	70,320
Danaher Corp	794	72,961	(11,156)
Darden Restaurants Inc	2,163	126,298	30,996
Dean Foods Co	15,275	266,515	66,174
Deckers Outdoor Corp	231	13,356	(561)
Delta Air Lines Inc	5,193	208,283	47,161
Deluxe Corp	495	29,723	5,724
DeVry Education Group Inc	5,316	101,072	64,787
Diamond Offshore Drilling Inc	5,899	120,721	(16,309)
Dick’s Sporting Goods Inc	1,988	90,224	15,339
Dillard’s Inc ‘A’	1,907	113,280	6,270
Discover Financial Services	5,397	290,790	98,279
Dolby Laboratories Inc ‘A’	3,224	154,321	(8,629)
Domino’s Pizza Inc	257	35,510	5,414
Domtar Corp	1,367	50,675	2,679
DR Horton Inc	7,484	203,910	628
Dr Pepper Snapple Group Inc	2,404	223,644	(5,673)
Dril-Quip Inc	2,291	124,622	12,952
DST Systems Inc	1,588	169,683	471
DTE Energy Co	1,059	86,115	18,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
E*TRADE Financial Corp	1,527	$50,728	$2,182
Eastman Chemical Co	3,144	226,104	10,356
Eaton Corp PLC	904	53,494	7,155
eBay Inc	17,409	488,811	28,062
Edison International	741	45,127	8,218
Edwards Lifesciences Corp	1,027	83,177	13,053
Electronic Arts Inc	657	46,726	5,019
EMCOR Group Inc	520	37,821	(1,026)
Emerson Electric Co	2,182	98,190	23,457
Energen Corp	1,289	62,023	12,313
Energizer Holdings Inc	299	15,103	(1,764)
Entergy Corp	3,378	229,953	18,229
Equifax Inc	180	22,129	(847)
Esterline Technologies Corp	5,147	318,084	141,028
Euronet Worldwide Inc	416	29,049	1,082
Exelon Corp	2,868	88,980	12,805
Express Scripts Holding Co	406	29,256	(1,327)
F5 Networks Inc	2,134	202,621	106,211
Facebook Inc ‘A’	990	112,228	1,672
Fair Isaac Corp	454	54,503	(377)
FedEx Corp	312	47,374	10,720
Fifth Third Bancorp	1,211	27,550	5,111
FirstEnergy Corp	11,380	380,564	(28,126)
Flex Ltd	19,588	215,762	65,718
FLIR Systems Inc	1,044	38,077	(294)
Foot Locker Inc	3,343	213,985	23,000
Fortinet Inc	989	27,998	1,791
Fortive Corp l	—	22	5
Franklin Resources Inc	3,720	131,874	15,364
FTI Consulting Inc	9,181	353,881	59,999
General Dynamics Corp	468	64,659	16,146
General Motors Co	13,834	471,878	10,099
Genpact Ltd	8,312	216,099	(13,785)
Gilead Sciences Inc	6,032	464,008	(32,056)
Graham Holdings Co ‘B’	304	150,781	4,852
Graphic Packaging Holding Co	24,824	319,471	(9,667)
Greif Inc ‘A’	1,796	81,333	10,820
Groupon Inc	19,882	67,474	(1,466)
Hawaiian Electric Industries Inc	1,128	32,855	4,448
HCA Holdings Inc	656	42,469	6,088
HD Supply Holdings Inc	5,893	136,629	113,882
Herman Miller Inc	16,486	469,085	94,736
Hewlett Packard Enterprise Co	23,922	532,697	20,858
Hill-Rom Holdings Inc	857	41,035	7,077
Honeywell International Inc	295	32,466	1,710
Hormel Foods Corp	1,039	41,295	(5,127)
HP Inc	33,828	365,542	136,465
HSN Inc	2,825	128,408	(31,511)
Hubbell Inc	2,964	280,121	65,778
Huntington Ingalls Industries Inc	4,668	619,470	240,329
Huntsman Corp	26,489	335,614	169,796
IAC/InterActiveCorp	3,431	211,075	11,219
Illinois Tool Works Inc	452	41,833	13,519
Ingersoll-Rand PLC	9,170	577,165	110,952
Ingredion Inc	3,446	337,893	92,719
Integrated Device Technology Inc	9,565	233,155	(7,804)
Intel Corp	4,298	144,003	11,885
InterDigital Inc	2,960	223,871	46,525
International Business Machines Corp	1,490	203,758	43,568
International Game Technology PLC	9,167	243,132	(9,191)
International Paper Co	9,565	407,178	100,340
Intuit Inc	575	56,275	9,626
Intuitive Surgical Inc	33	21,040	(113)
Invesco Ltd	5,807	181,120	(4,936)
ITT Inc	2,955	101,849	12,125
j2 Global Inc	1,827	110,799	38,649
Jabil Circuit Inc	13,124	271,437	39,209
Jack Henry & Associates Inc	1,900	151,115	17,567
Jack in the Box Inc	841	65,177	28,713

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Jacobs Engineering Group Inc	3,785	$175,951	$39,794
Jazz Pharmaceuticals PLC	1,071	134,683	(17,912)
JetBlue Airways Corp	4,142	86,461	6,402
John Wiley & Sons Inc ‘A’	4,171	176,525	50,794
Johnson & Johnson	1,702	176,395	19,692
JPMorgan Chase & Co	2,740	187,197	49,238
Juniper Networks Inc	2,562	68,159	4,243
Kate Spade & Co	3,138	59,883	(1,296)
KB Home	9,396	129,711	18,839
KBR Inc	7,812	102,966	27,417
Kennametal Inc	4,856	106,241	45,558
KeyCorp	9,034	144,609	20,443
Kimberly-Clark Corp	2,522	317,368	(29,558)
Kinder Morgan Inc	1,023	17,753	3,434
KLA-Tencor Corp	1,956	146,103	7,795
Kohl’s Corp	778	27,748	10,670
L-3 Communications Corp	3,592	445,209	101,170
Lam Research Corp	1,369	107,740	37,004
Lamb Weston Holdings Inc	399	11,777	3,312
Lancaster Colony Corp	2,741	291,366	96,184
Landstar System Inc	616	36,869	15,676
Las Vegas Sands Corp	672	38,721	(2,830)
Lear Corp	4,116	498,773	46,062
Leidos Holdings Inc	4,392	182,481	42,126
Lennox International Inc	1,382	170,179	41,502
Liberty Interactive Corp QVC Group ‘A’	640	16,090	(3,303)
Lincoln Electric Holdings Inc	1,551	78,170	40,745
Lincoln National Corp	5,702	286,468	91,403
Lowe’s Cos Inc	2,161	161,859	(8,169)
LSC Communications Inc	1,141	21,443	12,422
LyondellBasell Industries NV	2,412	204,761	2,141
Macy’s Inc	945	28,786	5,054
Mallinckrodt PLC	3,005	183,588	(33,879)
Manhattan Associates Inc	395	22,928	(1,981)
ManpowerGroup Inc	3,509	295,282	16,562
Marathon Petroleum Corp	2,688	115,046	20,295
MarketAxess Holdings Inc	888	138,100	(7,635)
Masco Corp	7,954	232,899	18,607
Maxim Integrated Products Inc	4,819	180,382	5,487
McKesson Corp	1,332	213,015	(25,936)
Mentor Graphics Corp	3,709	72,986	63,839
Merck & Co Inc	2,992	157,559	18,580
Meredith Corp	605	27,648	8,138
MetLife Inc	2,749	130,495	17,649
Mettler-Toledo International Inc	108	43,417	1,788
Michael Kors Holdings Ltd	4,850	191,236	17,218
Micron Technology Inc	3,993	43,802	43,725
Microsoft Corp	2,607	145,210	16,789
Molina Healthcare Inc	1,383	84,620	(9,579)
Morgan Stanley	5,243	172,492	49,025
Morningstar Inc	771	59,052	(2,337)
MSC Industrial Direct Co Inc ‘A’	638	46,989	11,956
MSCI Inc	3,463	239,479	33,336
Murphy USA Inc	2,774	173,264	(2,746)
Nabors Industries Ltd	3,575	49,363	9,267
Nasdaq Inc	6,501	369,741	66,606
NCR Corp	2,547	75,228	28,079
NetApp Inc	3,350	94,805	23,350
NeuStar Inc ‘A’	4,290	108,569	34,717
Newmont Mining Corp	9,083	335,269	(25,812)
NiSource Inc	2,473	57,750	(2,998)
Norfolk Southern Corp	3,426	286,956	83,292
Northrop Grumman Corp	1,153	226,332	41,833
NOW Inc	651	12,027	1,299
Nu Skin Enterprises Inc ‘A’	6,915	260,121	70,277
Nuance Communications Inc	11,980	212,473	(33,971)
Nucor Corp	642	29,353	8,859
NVIDIA Corp	221	13,862	9,728
NVR Inc	47	71,611	6,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Oceaneering International Inc	7,433	$253,985	($44,301)
Office Depot Inc	19,501	72,800	15,344
Old Republic International Corp	7,405	133,432	7,263
Omnicom Group Inc	1,271	93,635	14,540
ON Semiconductor Corp	7,848	56,407	43,734
ONE Gas Inc	1,668	107,924	(1,238)
Oracle Corp	1,892	69,872	2,876
Orbital ATK Inc	452	38,884	770
Oshkosh Corp	2,928	162,898	26,280
Owens & Minor Inc	3,751	149,240	(16,867)
Owens Corning	8,074	378,509	37,786
Packaging Corp of America	237	15,387	4,716
Parker-Hannifin Corp	2,376	244,802	87,838
PepsiCo Inc	1,409	141,182	6,242
PerkinElmer Inc	263	13,845	(130)
Pfizer Inc	4,324	148,921	(8,478)
PG&E Corp	2,257	121,539	15,618
Pilgrim’s Pride Corp	6,752	160,649	(32,429)
Pinnacle West Capital Corp	4,393	279,351	63,435
Plantronics Inc	6,179	242,704	95,658
PolyOne Corp	2,130	63,853	4,393
Popular Inc	4,826	177,424	34,051
PPG Industries Inc	976	91,128	1,358
Prudential Financial Inc	1,735	126,717	53,828
Public Service Enterprise Group Inc	16,549	630,682	95,488
PVH Corp	2,514	180,666	46,198
QEP Resources Inc	5,289	79,632	17,739
QUALCOMM Inc	3,766	185,892	59,652
Quanta Services Inc	8,675	176,580	125,744
Quest Diagnostics Inc	946	62,161	24,776
Quintiles IMS Holdings Inc	1,446	94,739	15,229
Ralph Lauren Corp ‘A’	546	61,562	(12,247)
Raytheon Co	1,584	201,912	23,016
Regal Beloit Corp	3,533	201,781	42,879
Regions Financial Corp	16,113	167,986	63,396
Reinsurance Group of America Inc	2,608	227,802	100,363
Reliance Steel & Aluminum Co	3,679	243,280	49,347
Republic Services Inc	4,153	195,355	41,574
Rice Energy Inc	3,740	91,974	(12,125)
Robert Half International Inc	511	19,440	5,487
Rockwell Automation Inc	1,190	119,024	40,912
Rowan Cos Plc	3,899	60,957	12,695
RPM International Inc	1,424	68,064	8,590
RR Donnelley & Sons Co	3,316	140,522	(86,405)
SCANA Corp	4,896	332,305	26,474
Science Applications International Corp	1,444	97,410	25,042
Scripps Networks Interactive Inc ‘A’	1,061	68,879	6,845
Seagate Technology PLC	2,542	87,550	9,478
Sealed Air Corp	675	33,619	(3,015)
Silicon Laboratories Inc	538	27,549	7,421
Skechers U.S.A. Inc ‘A’	4,784	137,403	(19,813)
Snap-on Inc	455	77,555	373
Sonoco Products Co	7,306	347,492	37,535
Southwestern Energy Co	12,768	145,831	(7,682)
Spirit AeroSystems Holdings Inc ‘A’	11,297	547,227	111,953
Stanley Black & Decker Inc	2,242	247,463	9,672
Staples Inc	5,815	49,573	3,053
State Street Corp	1,314	102,987	(863)
Steel Dynamics Inc	10,838	242,069	143,547
SunTrust Banks Inc	4,228	187,454	44,452
SUPERVALU Inc	14,419	60,149	7,188
Synaptics Inc	5,235	289,929	(9,437)
Synchrony Financial	5,505	155,330	44,336
SYNNEX Corp	3,890	346,284	124,484
Synopsys Inc	6,198	280,274	84,541
Sysco Corp	593	27,523	5,311
TCF Financial Corp	7,124	90,609	48,950
TE Connectivity Ltd	2,363	143,013	20,696
Tech Data Corp	4,797	319,085	87,125

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Teleflex Inc	205	$32,568	$467
Telephone & Data Systems Inc	4,078	111,118	6,614
Teradata Corp	4,987	130,793	4,703
Teradyne Inc	13,567	279,752	64,850
Tesoro Corp	3,350	273,877	19,081
Texas Instruments Inc	2,332	158,090	12,076
Textron Inc	6,251	208,658	94,890
The Allstate Corp	2,511	156,611	29,504
The Boeing Co	446	59,439	9,994
The Cheesecake Factory Inc	2,710	126,121	36,153
The Dow Chemical Co	1,597	80,249	11,131
The Dun & Bradstreet Corp	1,415	147,273	24,395
The Estee Lauder Cos Inc ‘A’	1,144	102,056	(14,552)
The Goodyear Tire & Rubber Co	2,428	68,583	6,369
The Hanover Insurance Group Inc	341	29,359	1,676
The Hartford Financial Services Group Inc	1,054	45,649	4,574
The Interpublic Group of Cos Inc	8,548	192,245	7,864
The Michaels Cos Inc	1,502	43,348	(12,632)
The New York Times Co ‘A’	14,424	174,857	16,982
The PNC Financial Services Group Inc	4,281	394,312	106,394
The Procter & Gamble Co	5,229	419,836	19,818
The Progressive Corp	2,686	88,675	6,678
The Sherwin-Williams Co	224	63,572	(3,374)
The Timken Co	7,914	243,926	70,260
The TJX Cos Inc	2,164	152,887	9,695
The Toro Co	1,321	62,909	11,001
The Travelers Cos Inc	1,194	135,244	10,925
Thor Industries Inc	3,798	202,141	177,849
Total System Services Inc	321	14,627	1,111
Trimble Inc	2,422	61,951	11,072
Tupperware Brands Corp	720	40,025	(2,138)
Tyson Foods Inc ‘A’	9,332	595,767	(20,170)
UGI Corp	5,087	230,173	4,236
Union Pacific Corp	1,887	145,922	49,722
United Continental Holdings Inc	3,833	174,699	104,650
United Technologies Corp	351	35,446	3,030
United Therapeutics Corp	2,769	316,524	80,633
UnitedHealth Group Inc	180	23,122	5,686
Unum Group	6,880	232,967	69,271
Urban Outfitters Inc	8,165	215,725	16,814
US Bancorp	741	32,478	5,587
Vail Resorts Inc	244	38,801	558
Valero Energy Corp	4,243	292,537	(2,655)
Validus Holdings Ltd	5,383	243,981	52,138
VCA Inc	415	22,298	6,192
Vectren Corp	4,711	204,032	41,646
Verizon Communications Inc	1,153	59,552	1,995
Versum Materials Inc	3,395	92,027	3,271
Vishay Intertechnology Inc	14,447	170,547	63,494
Visteon Corp	1,692	118,163	17,772
VMware Inc ‘A’	655	34,018	17,550
Voya Financial Inc	1,906	69,969	4,784
VWR Corp	7,892	231,141	(33,604)
Waddell & Reed Financial Inc ‘A’	8,736	167,584	2,856
Wal-Mart Stores Inc	8,088	477,030	82,012
Waste Management Inc	3,527	187,919	62,181
Waters Corp	193	26,073	(136)
Watsco Inc	1,971	262,023	29,921
WellCare Health Plans Inc	5,168	496,835	211,594
Wells Fargo & Co	1,537	74,291	10,414
Werner Enterprises Inc	750	17,316	2,897
WESCO International Inc	1,793	107,685	11,639
West Pharmaceutical Services Inc	1,789	139,570	12,191
Westlake Chemical Corp	3,676	182,459	23,361
Whirlpool Corp	1,302	197,541	39,123
Woodward Inc	511	30,163	5,122
World Fuel Services Corp	6,166	231,176	51,905
Worthington Industries Inc	5,080	192,995	48,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Xcel Energy Inc	503	$19,065	$1,407
Xerox Corp	30,678	312,609	(44,790)
Xilinx Inc	1,596	75,172	21,179
Xylem Inc	1,747	68,833	17,678
Yelp Inc	1,117	35,630	6,961
Yum! Brands Inc	892	61,564	(5,074)
Zynga Inc	27,719	72,840	(1,603)

			10,155,634

Total Long Positions			10,270,194

Short Positions:

Canada

Waste Connections Inc	750	49,060	(9,882)

Ireland

XL Group Ltd	4,735	158,776	(17,650)

Singapore

Broadcom Ltd	1,039	152,691	(30,973)

Sweden

Autoliv Inc	354	37,937	(2,118)

United Kingdom

Liberty Global PLC ‘A’	13,259	431,959	26,367
Liberty Global PLC LiLAC ‘A’ l	—	22	8
Pentair PLC	1,766	77,725	(21,295)

			5,080

United States

AbbVie Inc	229	13,842	(498)
Acadia Healthcare Co Inc	19,135	1,043,834	410,466
ACI Worldwide Inc	5,564	106,091	5,104
Acuity Brands Inc	1,544	390,912	34,464
Acxiom Corp	1,132	24,757	(5,581)
Adient PLC l	—	4	(1)
Advance Auto Parts Inc	2,148	317,762	(45,508)
AECOM	3,594	104,958	(25,720)
Agios Pharmaceuticals Inc	556	26,136	2,934
Air Lease Corp	9,237	246,906	(70,201)
Akorn Inc	3,353	92,595	19,399
Alcoa Corp	1,062	19,340	(10,471)
Alexion Pharmaceuticals Inc	217	40,316	13,766
Alkermes PLC	5,525	276,511	(30,569)
Alleghany Corp	119	56,986	(15,381)
Allegheny Technologies Inc	7,105	107,632	(5,551)
Allegion PLC	2,107	139,153	4,305
Allergan PLC	2,026	444,891	19,411
Alliance Data Systems Corp	1,194	316,322	43,493
Alliant Energy Corp	4,769	151,916	(28,781)
Ally Financial Inc	3,061	51,054	(7,166)
Alnylam Pharmaceuticals Inc	4,751	200,971	23,094
AMERCO	429	149,337	(9,217)
American Airlines Group Inc	2,955	86,200	(51,769)
AmerisourceBergen Corp	639	49,133	(831)
AMETEK Inc	2,738	146,620	13,553
Amphenol Corp ‘A’	3,408	179,704	(49,314)
AmTrust Financial Services Inc	8,427	214,050	(16,681)
Aon PLC	1,219	113,696	(22,259)
Apache Corp	1,902	81,691	(39,029)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
AptarGroup Inc	1,596	$124,744	$7,517
Aqua America Inc	1,471	46,381	2,192
Arconic Inc	3,185	58,021	(1,029)
Arista Networks Inc	774	41,744	(33,156)
Armstrong World Industries Inc	2,690	115,882	3,440
ARRIS International PLC	12,075	288,430	(75,390)
Arthur J Gallagher & Co	429	18,886	(3,405)
Artisan Partners Asset Management Inc ‘A’	4,772	146,023	4,056
Ascena Retail Group Inc	22,214	166,105	28,601
Ashland Global Holdings Inc	730	71,469	(8,313)
athenahealth Inc	1,664	181,878	6,875
Autodesk Inc	2,491	134,729	(49,630)
AutoNation Inc	3,847	197,258	10,101
AutoZone Inc	131	97,725	(5,738)
Avangrid Inc	2,036	82,743	5,619
Avis Budget Group Inc	12,856	353,817	(117,741)
Avon Products Inc	2,417	13,430	1,248
Axalta Coating Systems Ltd	4,853	133,499	1,498
Ball Corp	11,047	774,140	(55,159)
Bank of Hawaii Corp	1,076	70,688	(24,743)
Bank of the Ozarks Inc	5,511	215,695	(74,128)
BankUnited Inc	2,914	98,454	(11,374)
BioMarin Pharmaceutical Inc	4,005	330,816	(958)
Bio-Rad Laboratories Inc ‘A’	181	28,570	(4,423)
Bio-Techne Corp	3,521	307,093	(54,971)
Black Hills Corp	2,493	142,640	(10,281)
Blue Buffalo Pet Products Inc	2,244	55,541	1,596
BorgWarner Inc	5,890	187,249	(45,053)
Bristol-Myers Squibb Co	3,648	227,897	14,707
Brookdale Senior Living Inc	52,189	950,884	302,696
Brown & Brown Inc	3,212	101,207	(42,883)
Brown-Forman Corp ‘B’	8,730	438,963	46,812
Buffalo Wild Wings Inc	132	19,887	(494)
Cabela’s Inc	370	17,164	(4,499)
Cable One Inc	27	11,306	(5,481)
CalAtlantic Group Inc	4,402	130,586	(19,126)
CarMax Inc	5,755	328,898	(41,666)
Casey’s General Stores Inc	693	80,214	(2,170)
Catalent Inc	9,723	241,664	(20,469)
Caterpillar Inc	1,498	97,220	(41,704)
CBOE Holdings Inc	2,435	156,255	(23,667)
CEB Inc	3,105	180,878	(7,285)
CF Industries Holdings Inc	19,981	507,124	(121,878)
CH Robinson Worldwide Inc	1,471	99,139	(8,626)
Charter Communications Inc ‘A’	64	17,958	(469)
Cheniere Energy Inc	9,805	351,673	(54,548)
Chesapeake Energy Corp	12,029	51,745	(32,698)
Chipotle Mexican Grill Inc	1,481	693,844	135,034
Ciena Corp	9,267	188,714	(37,494)
Cincinnati Financial Corp	3,546	211,519	(57,091)
Clean Harbors Inc	1,758	90,891	(6,941)
CMS Energy Corp	3,874	140,747	(20,489)
CNO Financial Group Inc	9,626	161,995	(22,343)
Cognex Corp	5,381	210,337	(132,002)
Community Health Systems Inc	255	1,349	(76)
Compass Minerals International Inc	3,540	250,418	(26,941)
Concho Resources Inc	2,197	209,748	(81,575)
Copart Inc	4,024	163,632	(59,338)
Core Laboratories NV	1,193	113,397	(29,810)
CoStar Group Inc	933	191,497	15,636
Costco Wholesale Corp	1,444	220,435	(10,763)
Coty Inc	13,807	315,833	63,027
Covanta Holding Corp	28,707	433,031	(14,799)
Cree Inc	492	13,201	217
Cullen/Frost Bankers Inc	664	31,983	(26,601)
Cypress Semiconductor Corp	13,110	108,086	(41,892)
DaVita Inc	1,168	65,803	(9,183)
Delphi Automotive PLC	2,582	194,089	20,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DENTSPLY SIRONA Inc	2,090	$122,122	$1,466
DexCom Inc	9,238	704,559	153,051
Diebold Nixdorf Inc	15,922	431,946	31,507
Discovery Communications Inc ‘A’	9,858	253,863	(16,345)
DISH Network Corp ‘A’	1,714	99,658	366
Dollar Tree Inc	3,231	247,430	(1,939)
Dominion Resources Inc	10,282	697,560	(89,938)
Donaldson Co Inc	1,469	41,981	(19,835)
Dunkin’ Brands Group Inc	7,029	319,396	(49,205)
Dycom Industries Inc	238	18,694	(415)
Ecolab Inc	435	50,156	(835)
Eli Lilly & Co	831	59,176	(1,944)
Endo International PLC	2,878	56,240	8,839
Envision Healthcare Corp	2,783	168,632	(7,475)
EQT Corp	409	19,530	(7,219)
Fastenal Co	9,383	421,747	(19,066)
Fidelity National Information Services Inc	1,868	117,289	(24,006)
FireEye Inc	17,539	253,954	45,240
First Data Corp ‘A’	39,909	472,133	(94,176)
First Horizon National Corp	9,370	127,518	(59,976)
FleetCor Technologies Inc	771	110,091	979
Flowers Foods Inc	8,489	130,403	(39,122)
Flowserve Corp	605	30,783	1,713
FMC Corp	2,864	100,604	(61,384)
FNB Corp	7,501	94,987	(25,254)
FNF Group	2,596	84,237	(3,923)
Fortune Brands Home & Security Inc	260	13,289	(611)
Fossil Group Inc	4,135	109,966	3,035
Freeport-McMoRan Inc	4,589	52,665	(7,864)
Frontier Communications Corp	104,786	483,571	129,394
Garmin Ltd	1,439	58,909	(10,868)
GATX Corp	8,551	371,266	(155,304)
General Electric Co	9,268	292,033	(836)
Genesee & Wyoming Inc ‘A’	4,425	231,175	(75,964)
Gentex Corp	7,789	112,040	(41,325)
Global Payments Inc	2,757	197,066	5,703
GoDaddy Inc ‘A’	2,752	82,839	(13,343)
Granite Construction Inc	5,075	217,934	(61,191)
Guess? Inc	4,322	64,059	11,763
Guidewire Software Inc	3,854	226,123	36,005
H&R Block Inc	4,394	100,050	(968)
Halyard Health Inc	5,106	160,420	(28,400)
Hancock Holding Co	1,492	35,927	(28,378)
Hanesbrands Inc	9,535	276,267	70,597
Harley-Davidson Inc	1,719	78,077	(22,209)
Harris Corp	2,971	246,306	(58,132)
HEICO Corp	1,988	135,079	(18,295)
Henry Schein Inc	549	93,908	10,620
Herc Holdings Inc l	—	5	(3)
Hertz Global Holdings Inc l	—	—	(13)
Hess Corp	1,865	95,731	(20,440)
Hexcel Corp	5,713	262,741	(31,136)
Hilton Worldwide Holdings Inc	3,408	76,400	(16,304)
Huntington Bancshares Inc	16,554	183,738	(35,106)
IDEX Corp	165	11,483	(3,377)
IDEXX Laboratories Inc	184	12,849	(8,729)
IHS Markit Ltd	8,734	314,500	5,229
Illumina Inc	4,504	816,350	239,658
Incyte Corp	1,721	117,413	(55,152)
International Flavors & Fragrances Inc	1,655	189,348	(5,661)
Ionis Pharmaceuticals Inc	831	38,043	(1,704)
IPG Photonics Corp	1,671	144,952	(19,992)
JB Hunt Transport Services Inc	1,628	119,813	(38,217)
JC Penney Co Inc	25,799	218,866	4,476
Johnson Controls International PLC l	—	41	2
KAR Auction Services Inc	1,137	42,638	(5,821)
Kellogg Co	382	27,355	(802)
Kirby Corp	2,458	165,105	1,648

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
KLX Inc	10,131	$330,555	($126,454)
Knowles Corp	20,653	262,576	(82,536)
Kosmos Energy Ltd	37,447	191,011	(71,492)
L Brands Inc	2,588	188,932	18,538
Laredo Petroleum Inc	11,090	135,910	(20,902)
Leggett & Platt Inc	2,300	99,544	(12,880)
Leidos Holdings Inc	5	130	(113)
Lennar Corp ‘A’	4,318	207,389	22,017
Leucadia National Corp	9,919	172,055	(58,562)
Liberty Broadband Corp ‘C’	1,689	96,932	(28,172)
LifePoint Health Inc	3,543	206,858	5,616
Lions Gate Entertainment Corp ‘A’	3,208	66,455	(19,827)
Lions Gate Entertainment Corp ‘B’	3,208	63,849	(14,863)
LivaNova PLC	605	34,320	7,113
Live Nation Entertainment Inc	7,409	184,552	(12,527)
Loews Corp	4,500	158,329	(52,406)
Louisiana-Pacific Corp	1,784	30,221	(3,550)
LPL Financial Holdings Inc	1,128	35,352	(4,365)
M&T Bank Corp	487	60,748	(15,433)
Macquarie Infrastructure Corp	11,299	705,184	(217,945)
Manitowoc Foodservice Inc	13,506	197,268	(63,803)
Marathon Oil Corp	2,925	40,796	(9,836)
Markel Corp	122	107,613	(2,736)
Marsh & McLennan Cos Inc	3,759	209,677	(44,394)
Martin Marietta Materials Inc	557	79,506	(43,886)
MasterCard Inc ‘A’	902	89,596	(3,536)
Mattel Inc	3,925	105,386	(2,748)
MAXIMUS Inc	7,571	380,563	(41,823)
McCormick & Co Inc	330	27,981	(2,818)
MDU Resources Group Inc	14,460	250,653	(165,361)
Mead Johnson Nutrition Co	2,973	230,302	19,932
MEDNAX Inc	8,535	575,372	6,429
Mercury General Corp	2,215	113,623	(19,743)
Microchip Technology Inc	3,381	160,244	(56,647)
Microsemi Corp	4,936	157,953	(108,443)
Mohawk Industries Inc	342	66,122	(2,168)
Monster Beverage Corp	6,732	325,810	27,313
Moody’s Corp	738	69,881	309
National Instruments Corp	7,048	198,901	(18,319)
National Oilwell Varco Inc	2,209	72,843	(9,862)
Netflix Inc	1,376	137,463	(32,886)
NetScout Systems Inc	16,460	362,254	(156,236)
Neurocrine Biosciences Inc	6,689	319,837	60,973
New Jersey Resources Corp	1,675	55,738	(3,724)
Newell Brands Inc	6,878	297,048	(10,055)
Newfield Exploration Co	1,201	30,525	(18,116)
NewMarket Corp	96	33,549	(7,140)
NextEra Energy Inc	1,576	162,974	(25,295)
Nielsen Holdings PLC	5,098	235,783	21,921
Noble Corp PLC	26,673	143,200	(14,704)
Noble Energy Inc	1,645	52,734	(9,875)
NorthStar Asset Management Group Inc	25,989	290,193	(97,563)
Norwegian Cruise Line Holdings Ltd	6,062	310,703	52,886
NuVasive Inc	1,752	118,788	774
Occidental Petroleum Corp	2,284	151,703	(10,986)
OGE Energy Corp	3,494	108,678	(8,197)
Oil States International Inc	691	21,304	(5,645)
Old Dominion Freight Line Inc	1,507	108,726	(20,559)
Olin Corp	11,862	179,561	(124,225)
OneMain Holdings Inc	2,592	77,427	20,040
ONEOK Inc	3,970	98,698	(129,220)
Owens-Illinois Inc	11,994	184,758	(24,058)
PACCAR Inc	334	15,177	(6,166)
PacWest Bancorp	4,834	209,828	(53,335)
Palo Alto Networks Inc	3,822	627,838	149,897
Pandora Media Inc	35,871	366,016	(101,742)
Panera Bread Co ‘A’	1,271	249,349	(11,320)
PAREXEL International Corp	575	34,066	(3,723)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Patheon NV	1,060	$28,546	($1,887)
Patterson Cos Inc	5,825	253,400	14,400
Patterson-UTI Energy Inc	2,321	29,125	(33,357)
Paychex Inc	1,263	76,644	(248)
PBF Energy Inc ‘A’	8,080	178,841	(46,429)
Penske Automotive Group Inc	2,486	91,781	(37,093)
People’s United Financial Inc	4,876	79,284	(15,116)
Perrigo Co PLC	2,964	366,006	119,313
Pinnacle Foods Inc	285	14,266	(967)
Platform Specialty Products Corp	39,361	312,298	(73,833)
Post Holdings Inc	787	61,407	(1,860)
Praxair Inc	479	49,299	(6,835)
Premier Inc ‘A’	9,009	297,916	24,402
Prestige Brands Holdings Inc	4,522	241,655	6,059
Primerica Inc	1,737	80,572	(39,542)
Principal Financial Group Inc	492	22,253	(6,214)
Prosperity Bancshares Inc	1,523	65,645	(43,676)
QIAGEN NV	3,936	106,824	(3,463)
RH	9,669	277,081	(19,757)
Rockwell Collins Inc	4,589	420,087	(5,588)
Rollins Inc	4,831	135,169	(28,023)
Roper Technologies Inc	2,243	398,798	(11,850)
Royal Caribbean Cruises Ltd	629	59,095	7,491
Royal Gold Inc	760	61,437	13,291
RPC Inc	4,551	65,904	(24,251)
Ryder System Inc	312	18,587	(4,638)
Sabre Corp	4,319	114,332	6,573
salesforce.com inc	2,036	155,811	16,427
Sally Beauty Holdings Inc	957	24,445	(839)
Santander Consumer USA Holdings Inc	9,818	99,705	(32,838)
SBA Communications Corp ‘A’	4,396	444,040	(9,891)
Seattle Genetics Inc	3,596	122,174	(67,587)
Sempra Energy	5,504	547,466	(6,456)
Sensata Technologies Holding NV	14,260	509,609	(45,818)
ServiceNow Inc	2,896	240,442	25,154
Signet Jewelers Ltd	3,893	374,410	7,456
Silgan Holdings Inc	2,747	144,616	4,024
Sirius XM Holdings Inc	8,844	35,553	(3,803)
Six Flags Entertainment Corp	1,142	60,837	(7,637)
SLM Corp	42,882	277,875	(194,684)
Snyder’s-Lance Inc	15,539	517,290	(78,475)
Sotheby’s	3,972	113,287	(45,037)
Spirit Airlines Inc	8,316	371,390	(109,774)
Splunk Inc	5,325	264,387	(7,986)
Sprouts Farmers Market Inc	11,042	281,602	72,687
SS&C Technologies Holdings Inc	13,845	396,760	793
Starbucks Corp	1,114	59,716	(2,133)
Stericycle Inc	6,345	677,891	189,072
STERIS PLC	3,264	223,845	3,884
Stifel Financial Corp	3,552	120,139	(57,284)
Superior Energy Services Inc	5,124	79,479	(7,015)
SVB Financial Group	1,420	173,497	(70,260)
Tableau Software Inc ‘A’	987	47,184	5,582
Targa Resources Corp	1,443	46,738	(34,171)
Tempur Sealy International Inc	3,275	224,087	470
Tenet Healthcare Corp	7,173	151,961	45,514
Tesla Motors Inc	848	171,414	(9,795)
The Charles Schwab Corp	6,160	204,574	(38,562)
The Cooper Cos Inc	1,028	144,838	(34,990)
The Hain Celestial Group Inc	5,023	206,445	10,398
The Howard Hughes Corp	2,740	297,451	(15,183)
The Kroger Co	2,059	76,088	5,032
The Madison Square Garden Co ‘A’	616	104,513	(1,137)
The Middleby Corp	2,283	221,688	(72,385)
The Mosaic Co	7,242	185,919	(26,488)
The Southern Co	491	22,836	(1,316)
The Ultimate Software Group Inc	1,515	288,749	12,489

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Walt Disney Co	862	$96,553	$6,715
The Wendy’s Co	11,554	125,469	(30,742)
The Western Union Co	3,742	75,042	(6,234)
The Williams Cos Inc	2,377	65,639	(8,381)
Thomson Reuters Corp	389	14,728	(2,303)
Tiffany & Co	4,634	337,654	(21,157)
T-Mobile US Inc	1,064	50,692	(10,499)
Tractor Supply Co	1,760	152,664	19,238
TransDigm Group Inc	2,828	661,464	(42,595)
Transocean Ltd	6,734	69,494	(29,766)
TreeHouse Foods Inc	4,952	412,558	55,073
TRI Pointe Group Inc	8,179	84,229	(9,666)
TripAdvisor Inc	1,401	67,166	2,201
Triumph Group Inc	3,538	94,429	672
Twitter Inc	6,646	116,969	8,639
Tyler Technologies Inc	2,599	354,543	(16,517)
Ulta Salon Cosmetics & Fragrance Inc	147	28,225	(9,251)
Under Armour Inc ‘C’ l	—	3	1
USG Corp	1,469	36,876	(5,549)
Valley National Bancorp	7,918	74,036	(18,129)
VeriFone Systems Inc	5,696	94,313	(6,677)
Verisk Analytics Inc	7,788	588,958	(43,194)
Vertex Pharmaceuticals Inc	1,311	126,601	30,020
VF Corp	2,025	116,348	8,314
ViaSat Inc	3,621	262,581	22,798
Visa Inc ‘A’	4,422	347,967	2,963
Vista Outdoor Inc	2,151	96,431	17,059
Vulcan Materials Co	502	42,837	(19,988)
WABCO Holdings Inc	156	15,224	(1,335)
Walgreens Boots Alliance Inc	1,492	124,343	865
Weatherford International PLC	94,496	586,118	114,583
Webster Financial Corp	3,336	118,494	(62,584)
WEC Energy Group Inc	2,371	126,029	(13,030)
WestRock Co	4,166	156,062	(55,446)
WEX Inc	817	73,021	(18,156)
WGL Holdings Inc	4,386	296,456	(38,108)
Whiting Petroleum Corp	26,127	227,449	(86,597)
Whole Foods Market Inc	7,470	238,564	8,786
Willis Towers Watson PLC	785	95,932	(58)
WisdomTree Investments Inc	37,957	396,967	(25,874)
Workday Inc ‘A’	5,107	376,608	39,086
WPX Energy Inc	5,101	58,139	(16,183)
WR Berkley Corp	307	17,336	(3,082)
Wynn Resorts Ltd	1,038	94,163	4,366
Yahoo! Inc	3,031	89,884	(27,325)
Zayo Group Holdings Inc	7,562	203,949	(44,538)
Zebra Technologies Corp ‘A’	3,512	243,320	(57,869)
Zillow Group Inc ‘C’	5,268	179,757	(12,367)
Zimmer Biomet Holdings Inc	468	57,088	8,791
Zoetis Inc	4,354	184,613	(48,453)

			(4,317,185)

Total Short Positions			(4,372,728)

Total Long and Short Positions			5,897,466

Other Receivables (Payables) (3)			(192,171)

			$5,705,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17- 01/12/18	$367,093

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	36,644	$519,065	$63,959
Amcor Ltd	8,539	91,896	8
Ansell Ltd	3,088	43,090	11,855
Aurizon Holdings Ltd	68,648	232,438	17,154
Boral Ltd	31,103	150,082	(28,996)
Caltex Australia Ltd	11,730	287,292	(30,104)
CIMIC Group Ltd	20,470	541,583	(26,533)
Coca-Cola Amatil Ltd	51,409	329,497	45,428
Cochlear Ltd	2,094	190,528	(5,710)
Flight Centre Travel Group Ltd	2,835	66,538	(2,647)
Fortescue Metals Group Ltd	36,312	84,765	66,983
Harvey Norman Holdings Ltd	16,872	56,876	5,639
Iluka Resources Ltd	2,537	12,715	495
Newcrest Mining Ltd	7,883	132,575	(19,540)
Orica Ltd	6,002	56,401	19,879
Origin Energy Ltd	4,825	23,205	(376)
Qantas Airways Ltd	24,210	51,640	6,356
South32 Ltd	42,352	82,949	423
The Star Entertainment Grp Ltd	28,450	118,397	(12,515)
Tabcorp Holdings Ltd	25,982	83,323	6,692
Tatts Group Ltd	21,129	59,881	8,205
Treasury Wine Estates Ltd	44,502	330,237	12,101
Woodside Petroleum Ltd	2,596	50,726	7,420

			146,176

Total Long Positions			146,176

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	31,962	$122,747	($16,140)
Alumina Ltd	94,975	101,174	(23,015)
AMP Ltd	55,488	219,330	18,083
APA Group	87,291	568,338	29,462
Bank of Queensland Ltd	8,522	68,384	(4,447)
Challenger Ltd/Australia	11,060	73,387	(15,977)
Commonwealth Bank of Australia	2,506	137,407	(11,259)
Computershare Ltd	26,486	197,730	(39,904)
CSL Ltd	1,594	132,350	17,072
Healthscope Ltd	146,713	303,090	61,240
Insurance Australia Group Ltd	64,690	274,037	(4,929)
Platinum Asset Management Ltd	39,326	175,736	26,287
Ramsay Health Care Ltd	4,241	225,043	16,527
REA Group Ltd	4,937	203,432	7,234
SEEK Ltd	46,127	532,536	38,508
Sonic Healthcare Ltd	12,306	196,314	6,924
TPG Telecom Ltd	6,921	37,949	3,972
Transurban Group	5,520	48,743	7,662
Vocus Communications Ltd	30,540	199,477	114,431
Westpac Banking Corp	3,497	76,234	(5,855)

			225,876

Ireland

James Hardie Industries PLC	2,140	32,239	(1,541)

Total Short Positions			224,335

Total Long and Short Positions			370,511

Other Receivables (Payables) (3)			(3,418)

			$367,093

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/17/17- 01/30/18	$105,304

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Germany

TUI AG	1,242	$17,449	$333

India

Vedanta Resources PLC	21,419	119,026	110,825

South Africa

Investec PLC	18,394	115,982	4,658

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Switzerland

Coca-Cola HBC AG	15,067	$303,857	$24,233
Glencore PLC	7,734	14,502	11,630
IWG PLC	29,227	127,050	(38,643)

			(2,780)

United Kingdom

Aberdeen Asset Management PLC	6,534	21,917	(1,257)
Amec Foster Wheeler PLC	19,536	117,441	(4,628)
Anglo American PLC	5,746	50,384	30,801
ASOS PLC	2,739	135,810	31,538
Barclays PLC	10,706	25,070	4,311
Barratt Developments PLC	76,476	521,775	(86,998)
Bellway PLC	9,292	279,318	3,929
Berendsen PLC	1,856	19,434	466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
BP PLC	2,518	$14,135	$1,636
Britvic PLC	19,013	166,524	(33,767)
BT Group PLC	23,367	134,382	(28,896)
Burberry Group PLC	1,217	21,025	1,404
Centrica PLC	105,261	305,303	(2,145)
Close Brothers Group PLC	2,100	36,390	907
Daily Mail & General Trust PLC ‘A’	9,837	87,264	6,939
DCC PLC	2,234	200,792	(34,735)
Direct Line Insurance Group PLC	12,782	63,976	(5,803)
Dixons Carphone PLC	27,726	114,169	6,925
GKN PLC	26,232	102,290	4,630
GlaxoSmithKline PLC	1,081	22,853	(2,089)
Greene King PLC	5,266	56,722	(11,472)
Howden Joinery Group PLC	21,244	97,321	2,930
HSBC Holdings PLC	1,831	13,872	902
Imperial Brands PLC	2,992	155,948	(25,554)
Inchcape PLC	23,618	214,270	(10,163)
Indivior PLC	16,931	67,467	(5,776)
Intermediate Capital Group PLC	10,820	97,036	(3,884)
International Consolidated Airlines Group SA	6,657	35,365	706
John Wood Group PLC	30,889	283,729	49,826
Johnson Matthey PLC	1,591	66,603	(4,351)
Jupiter Fund Management PLC	4,376	24,152	(321)
Kingfisher PLC	47,924	244,495	(38,019)
Lloyds Banking Group PLC	236,331	166,937	14,537
Man Group PLC	29,969	48,401	(4,796)
Marks & Spencer Group PLC	10,969	55,945	(8,694)
Micro Focus International PLC	2,184	59,619	(965)
Moneysupermarket.com Group PLC	7,240	26,455	(232)
Paysafe Group PLC	8,955	49,139	(8,227)
Persimmon PLC	23,116	593,249	(88,909)
Petrofac Ltd	10,874	109,979	6,391
Playtech PLC	1,339	15,002	(1,379)
Reckitt Benckiser Group PLC	489	45,486	(4,063)
Royal Mail PLC	99,395	705,260	(140,257)
Severn Trent PLC	13,070	419,479	(62,289)
Sky PLC	5,747	71,450	(1,388)
Smiths Group PLC	25,345	397,771	43,415
Sports Direct International PLC	3,976	14,875	(1,246)
SSE PLC	8,108	171,165	(16,349)
Stagecoach Group PLC	53,746	177,663	(34,601)
Tate & Lyle PLC	21,828	195,808	(5,846)
Taylor Wimpey PLC	162,107	371,322	(65,573)
The Sage Group PLC	7,997	75,731	(11,266)
Thomas Cook Group PLC	19,086	17,043	3,459
WH Smith PLC	993	18,450	576
William Hill PLC	99,315	379,506	(24,775)
Wm Morrison Supermarkets PLC	103,518	253,386	40,637
WPP PLC	6,531	141,445	3,893

			(519,955)

Total Long Positions			(406,919)

Short Positions:

Australia

BHP Billiton PLC	8,170	108,709	(21,383)

Chile

Antofagasta PLC	43,084	276,157	(80,566)

Jordan

Hikma Pharmaceuticals PLC	5,111	121,150	2,024

Netherlands

Royal Dutch Shell PLC ‘A’	12,686	309,222	(40,955)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
South Africa

Mediclinic International PLC	7,182	$69,707	$1,485

United Kingdom

AA PLC	11,176	39,897	1,720
Admiral Group PLC	10,717	286,387	45,370
Aggreko PLC	15,708	197,687	20,367
Ashtead Group PLC	3,440	49,586	(17,290)
Associated British Foods PLC	9,281	383,083	69,921
AstraZeneca PLC	1,447	79,875	857
Aviva PLC	33,804	199,653	(1,706)
BAE Systems PLC	1,706	11,704	(705)
Balfour Beatty PLC	56,209	175,831	(9,793)
Berkeley Group Holdings PLC	788	26,346	(895)
Booker Group PLC	64,085	157,192	18,665
British American Tobacco PLC	4,747	282,727	13,687
BTG PLC	32,397	302,309	67,042
Bunzl PLC	7,682	222,137	22,701
Capita PLC	37,691	519,488	273,040
Cobham PLC	62,726	126,365	69
Croda International PLC	632	26,534	1,677
easyJet PLC	10,390	208,274	79,755
Essentra PLC	11,832	87,071	19,890
Halma PLC	22,041	297,212	53,361
Hargreaves Lansdown PLC	24,461	428,262	64,270
Hays PLC	22,121	35,065	(5,525)
Henderson Group PLC	10,107	29,323	152
Hiscox Ltd	1,960	25,508	948
HSBC Holdings PLC	2	12	(1)
IMI PLC	3,251	45,031	3,454
Inmarsat PLC	24,193	227,493	3,643
Just Eat PLC	10,258	71,235	(2,475)
Legal & General Group PLC	30,043	93,246	1,723
Meggitt PLC	9,679	57,101	2,442
Merlin Entertainments PLC ~	29,760	175,496	11,205
NEX Group PLC	8,538	46,816	(2,059)
Next PLC	1,019	73,042	10,531
Old Mutual PLC	185,772	466,814	(6,902)
Pearson PLC	5,861	54,312	(4,496)
Pennon Group PLC	12,473	132,756	5,809
Provident Financial PLC	6,848	259,421	19,928
Prudential PLC	11,882	207,942	(29,194)
Rio Tinto PLC	1,525	52,266	(5,956)
Rolls-Royce Holdings PLC	27,326	239,810	15,367
Rotork PLC	41,547	114,794	(8,502)
Royal Bank of Scotland Group PLC	82,180	215,588	(11,489)
RSA Insurance Group PLC	9,946	65,420	(6,304)
Schroders PLC	4,514	158,788	(7,003)
Smith & Nephew PLC	3,019	48,408	3,095
Spectris PLC	2,628	62,616	(12,269)
St James’s Place PLC	28,723	319,080	(39,207)
Standard Chartered PLC	12,244	88,165	(11,685)
Standard Life PLC	6,330	27,868	(1,118)
Tesco PLC	85,726	184,821	(33,765)
The Weir Group PLC	6,977	33,901	(3,359)
TP ICAP PLC	1,340	15,267	414
United Utilities Group PLC	30,238	83,981	9,568
Vodafone Group PLC	3,158	68,037	(5,353)
Whitbread PLC	2,335	116,466	7,845
Worldpay Group PLC ~	33,740	131,221	19,204

			640,669

United States

Shire PLC	2,230	138,016	10,684

Total Short Positions			511,958

Total Long and Short Positions			105,039

Other Receivables (Payables) (3)			265

			$105,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17- 10/23/17	($155,085)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	16,500	$48,909	$9,857
Cheung Kong Property Holdings Ltd	4,500	32,898	(5,416)
CLP Holdings Ltd	26,000	251,645	(13,202)
Henderson Land Development Co Ltd	11,710	62,479	(416)
HKT Trust & HKT Ltd	89,000	134,636	(25,624)
Kerry Properties Ltd	76,000	186,098	19,423
Li & Fung Ltd	280,000	132,678	(9,966)
New World Development Co Ltd	153,000	144,337	16,865
Sino Land Co Ltd	74,000	114,061	(3,724)
SJM Holdings Ltd	70,000	43,212	11,411
Sun Hung Kai Properties Ltd	5,000	71,938	(8,976)
Swire Properties Ltd	6,000	17,175	(657)
The Wharf Holdings Ltd	10,000	57,221	9,019
VTech Holdings Ltd	15,100	164,361	37,229
WH Group Ltd ~	238,500	180,427	11,827
Wheelock & Co Ltd	41,000	188,055	42,047
Xinyi Glass Holdings Ltd	144,000	126,524	(9,210)
Yue Yuen Industrial Holdings Ltd	91,000	346,951	(17,102)

			63,385

Total Long Positions			63,385

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

AIA Group Ltd	13,000	$74,890	$2,066
ASM Pacific Technology Ltd	14,400	107,116	(45,170)
Cathay Pacific Airways Ltd	187,639	284,978	38,731
Haitong International Securities Group Ltd	93,741	54,685	1,250
Hang Lung Properties Ltd	127,871	245,443	(24,192)
Hong Kong & China Gas Co Ltd	247,245	426,341	(10,340)
Hysan Development Co Ltd	17,000	74,158	4,049
MTR Corp Ltd	35,603	164,085	(8,527)
Value Partners Group Ltd	198,276	180,950	24,322

			(17,811)

Macao

MGM China Holdings Ltd	258,597	341,987	(192,180)
Wynn Macau Ltd	75,570	108,851	(10,611)

			(202,791)

United States

Samsonite International SA	11,192	34,019	2,161

Total Short Positions			(218,441)

Total Long and Short Positions			(155,056)

Other Receivables (Payables) (3)			(29)

			($155,085)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	$28,267

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	537,506	$358,170	($56,786)

Singapore

ComfortDelGro Corp Ltd	24,300	47,947	(6,655)
Genting Singapore PLC	441,000	240,850	33,628
SATS Ltd	64,800	198,250	18,772
Singapore Airlines Ltd	19,600	153,963	(23,390)
StarHub Ltd	34,800	94,273	(26,905)
Wilmar International Ltd	24,500	60,199	327

			(4,223)

Total Long Positions			(61,009)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	64,700	$142,595	$8,141
Keppel Corp Ltd	110,286	438,157	(775)
Singapore Post Ltd	288,600	331,083	39,612
Singapore Telecommunications Ltd	89,900	267,980	42,472

			89,450

Total Short Positions			89,450

Total Long and Short Positions			28,441

Other Receivables (Payables) (3)			(174)

			$28,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	07/17/17	$63,145

The following table represents the individual short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation
Short Position:

Hong Kong

Hutchison Port Holdings Trust	82,300	$37,447	$1,735

Total Short Position			1,735

Other Receivables (Payables) (3)			61,410

			$63,145

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	$12,849

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Agnico Eagle Mines Ltd	753	$41,560	($9,901)
Air Canada	24,073	138,092	107,004
Alimentation Couche-Tard Inc ‘B’	808	34,899	1,739
Atco Ltd ‘I’	478	16,900	(1,000)
Bank of Montreal	216	13,805	1,731
Barrick Gold Corp	9,530	132,426	20,108
CAE Inc	8,756	112,231	10,242
Canadian Tire Corp Ltd ‘A’	1,802	172,693	14,224
Canfor Corp	2,032	25,193	(2,083)
CCL Industries Inc ‘B’	377	50,198	23,874
CI Financial Corp	615	16,253	(3,029)
Constellation Software Inc	66	26,549	3,443
Dollarama Inc	3,812	215,177	64,139
Empire Co Ltd ‘A’	15,276	281,569	(102,715)
Enerplus Corp	8,715	27,163	55,531
Finning International Inc	4,250	78,789	4,429
First Quantum Minerals Ltd	3,927	36,243	2,803
George Weston Ltd	3,064	254,602	4,617
IGM Financial Inc	679	25,132	(5,814)
Industrial Alliance Insurance & Financial Services Inc	6,438	189,165	66,840
Kinross Gold Corp	33,822	108,039	(2,491)
Linamar Corp	4,873	212,049	(2,669)
Loblaw Cos Ltd	1,407	75,615	(1,380)
Lundin Mining Corp	22,127	75,111	30,361
Magna International Inc	1,785	98,732	(21,225)
Metro Inc	2,364	77,226	(6,517)
Open Text Corp	2,039	102,658	23,267
Quebecor Inc ‘B’	978	24,290	2,895
Saputo Inc	7,029	211,332	37,391
Teck Resources Ltd	6,509	142,595	(12,333)
Tourmaline Oil Corp	1,587	43,032	(587)
TransAlta Corp	4,365	21,264	2,891
WestJet Airlines Ltd	1,585	25,520	1,679
Yamana Gold Inc	25,335	111,511	(40,373)

			267,091

Total Long Positions			267,091

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Canada

AltaGas Ltd	4,732	$113,900	($5,577)
BlackBerry Ltd	9,314	65,944	1,846
Bombardier Inc ‘B’	102,955	154,341	(11,289)
Cameco Corp	10,412	95,497	(13,381)
Canadian National Railway Co	3,083	174,065	(33,420)
Canadian Utilities Ltd ‘A’	9,188	254,896	7,242
Cenovus Energy Inc	3,012	48,699	3,159
DH Corp	5,300	139,065	51,117
Eldorado Gold Corp	9,275	27,702	(2,140)
Element Fleet Management Corp	13,251	120,347	(2,624)
Enbridge Inc	4,914	161,016	(45,770)
Franco-Nevada Corp	759	52,243	6,861
Gildan Activewear Inc	13,203	385,948	50,723
Goldcorp Inc	1,282	19,846	2,392
Husky Energy Inc	1,070	11,773	(1,209)
Imperial Oil Ltd	376	12,170	(910)
Keyera Corp	928	28,342	377
Manulife Financial Corp	12,991	185,011	(46,333)
Methanex Corp	8,105	244,068	(111,426)
Potash Corp of Saskatchewan Inc	13,407	218,023	(24,524)
Power Financial Corp	5,503	140,030	2,481
PrairieSky Royalty Ltd	6,188	117,249	(29,960)
Restaurant Brands International Inc	1,724	52,387	(29,726)
Rogers Communications Inc ‘B’	3,197	115,952	(7,366)
Stantec Inc	523	14,055	842
Veresen Inc	6,053	44,208	(14,895)
Whitecap Resources Inc	7,043	49,257	(14,530)
WSP Global Inc	5,809	179,976	(13,376)

			(281,416)

United States

Valeant Pharmaceuticals International Inc	5,471	106,530	27,193

Total Short Positions			(254,223)

Total Long and Short Positions			12,868

Other Receivables (Payables) (3)			(19)

			$12,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	$320,607

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

ABB Ltd	19,169	$386,171	$17,178
Actelion Ltd	543	91,807	25,540
Adecco Group AG	2,447	148,910	10,822
dormakaba Holding AG	25	17,464	1,095
Flughafen Zuerich AG	2,110	324,737	66,261
Geberit AG	268	113,140	(5,845)
Georg Fischer AG	263	209,952	5,136
Helvetia Holding AG	44	25,087	(1,413)
Lonza Group AG	1,854	255,538	64,887
Sika AG	30	137,198	6,738
Straumann Holding AG	282	104,421	5,464
Swiss Life Holding AG	1,600	390,302	61,664
Swiss Re AG	1,106	100,882	3,760
Temenos Group AG	1,178	74,493	7,391
Zurich Insurance Group AG	615	166,882	2,132

			270,810

Total Long Positions			270,810

Short Positions:

Austria

ams AG	6,191	190,202	14,769

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Switzerland

Aryzta AG	5,572	$275,655	$30,619
Barry Callebaut AG	101	119,454	(3,940)
Chocoladefabriken Lindt & Spruengli AG	48	275,043	26,670
Cie Financiere Richemont SA ‘A’	6,477	513,896	85,828
Credit Suisse Group AG	21,770	283,938	(27,178)
DKSH Holding AG	301	21,506	845
Dufry AG	2,337	257,262	(33,633)
Galenica AG	49	51,911	(3,305)
Julius Baer Group Ltd	3,816	160,057	(8,999)
LafargeHolcim Ltd	316	13,649	(2,939)
Nestle SA	272	20,843	1,357
Novartis AG	1,381	103,039	2,608
OC Oerlikon Corp AG	4,544	41,862	(2,718)
Sonova Holding AG	287	40,152	5,428
Swisscom AG	315	150,501	9,699
The Swatch Group AG	1,012	268,743	(45,344)

			34,998

Total Short Positions			49,767

Total Long and Short Positions			320,577

Other Receivables (Payables) (3)			30

			$320,607

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/03/17	$1,640,500

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	7,781	$293,674	$13,885
bpost SA	8,835	217,801	(8,936)
Galapagos NV	502	31,648	503
Proximus SADP	4,331	160,285	(35,782)
Umicore SA	1,277	77,380	(4,730)

			(35,060)

Finland

Cargotec OYJ ‘B’	5,484	187,055	59,846
Elisa OYJ	2,365	86,849	(10,077)
Fortum OYJ	918	13,596	437
Huhtamaki OYJ	1,189	51,892	(7,827)
Kesko OYJ ‘B’	8,461	332,738	89,516
Neste OYJ	10,459	369,563	30,678
Orion OYJ ‘B’	685	26,580	3,856
UPM-Kymmene OYJ	4,379	89,055	18,036

			184,465

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Air France-KLM	4,661	$34,003	($8,650)
Arkema SA	2,191	186,125	28,047
Atos SE	6,748	597,217	114,008
BioMerieux	159	20,472	3,259
BNP Paribas SA	3,727	211,423	25,756
Capgemini SA	1,050	94,047	(5,585)
Cie de Saint-Gobain	4,777	206,994	15,220
Cie Generale des Etablissements Michelin	3,957	415,747	24,110
CNP Assurances	13,448	209,422	39,492
Eiffage SA	4,367	289,375	14,794
Elior Group ~	3,329	73,127	2,921
Faurecia	4,660	168,064	12,433
Ipsen SA	2,146	126,341	28,719
Lagardere SCA	7,540	193,464	15,813
Peugeot SA	27,154	451,209	(8,945)
Publicis Groupe SA	1,248	103,354	(17,360)
Renault SA	2,281	168,861	33,731
Rexel SA	3,583	52,432	6,437
Schneider Electric SE	2,477	164,259	7,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SCOR SE	5,299	$188,423	($5,550)
SEB SA	461	64,194	(1,726)
Societe BIC SA	984	152,388	(18,685)
Societe Generale SA	824	36,745	3,785
Sodexo SA	1,245	130,582	12,361
Teleperformance	6,184	504,644	115,341
Thales SA	3,938	300,951	80,566
Ubisoft Entertainment SA	1,194	40,151	2,279
Valeo SA	4,783	264,439	10,143
Veolia Environnement SA	7,630	172,777	(43,129)

			487,400

Germany

adidas AG	386	63,132	(2,253)
Allianz SE	504	80,669	2,511
Aurubis AG	2,930	137,681	30,948
Brenntag AG	1,079	63,901	(4,093)
Covestro AG ~	7,502	341,620	171,876
Deutsche Post AG	2,222	60,415	12,456
Evonik Industries AG	9,108	292,233	(20,734)
Fraport AG Frankfurt Airport Services Worldwide	471	26,263	1,530
Freenet AG	5,306	172,049	(22,925)
Hannover Rueck SE	684	70,125	3,766
HeidelbergCement AG	2,263	207,979	2,662
Henkel AG & Co KGaA	160	21,006	(1,960)
HOCHTIEF AG	3,132	333,897	103,372
Infineon Technologies AG	7,398	126,777	1,190
KION Group AG	4,738	219,325	43,737
Linde AG	281	46,487	(392)
METRO AG	470	13,648	1,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,022	191,741	1,293
OSRAM Licht AG	4,535	235,788	1,689
Rheinmetall AG	5,343	374,688	(16,114)
Salzgitter AG	3,940	124,313	13,925
Siemens AG	1,781	207,678	10,389
Software AG	9,698	328,506	22,984
STADA Arzneimittel AG	6,529	312,629	24,673
Suedzucker AG	8,826	193,600	16,782
Talanx AG	4,054	123,077	12,323

			411,608

Italy

A2A SPA	450,146	559,385	21,972
Assicurazioni Generali SPA	4,433	48,715	16,993
Autogrill SPA	25,065	227,397	(1,222)
BPER Banca	23,105	87,959	34,669
Buzzi Unicem SPA	2,121	41,762	8,425
Davide Campari-Milano SpA	5,464	53,787	(354)
DiaSorin SPA	372	23,134	(1,107)
Enel SPA	113,761	486,381	13,680
Hera SPA	37,447	107,099	(20,908)
Intesa Sanpaolo SpA	14,743	37,156	190
Italgas SpA	8,747	42,016	(7,598)
Leonardo-Finmeccanica SPA	10,132	121,965	19,937
Mediobanca SPA	1,644	12,692	729
Moncler SPA	5,772	99,505	793
Poste Italiane SPA ~	24,336	183,496	(21,978)
Prysmian SPA	11,427	259,572	33,307
Recordati SPA	2,701	75,056	1,483
Snam SPA	43,735	205,135	(25,259)
Unipol Gruppo Finanziario SpA	22,840	74,497	7,633

			81,385

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Luxemburg

APERAM SA	766	$25,822	$9,135

Netherlands

ABN AMRO Group NV ~	2,105	41,782	4,826
Akzo Nobel NV	554	42,299	(7,682)
ASM International NV	3,514	142,609	14,934
Boskalis Westminster	2,364	122,321	(40,309)
Delta Lloyd NV	36,064	108,915	92,655
Fugro NV	1,000	12,696	2,574
Koninklijke Ahold Delhaize NV	11,700	257,501	(11,064)
Koninklijke DSM NV	2,033	130,257	(8,424)
Koninklijke Philips NV	1,206	36,335	535
Koninklijke Vopak NV	963	39,924	5,511
NN Group NV	17,769	579,074	22,454
Wolters Kluwer NV	6,054	230,507	(11,538)

			64,472

Spain

Acciona SA	289	21,978	(750)
ACS Actividades de Construccion y Servicios SA	6,810	193,628	21,280
Aena SA ~	492	70,948	(3,917)
Almirall SA	6,362	111,005	(12,312)
Ebro Foods SA	7,373	166,130	(11,826)
Enagas SA	3,230	98,841	(16,982)
Endesa SA	10,913	221,750	9,040
Gamesa Corp Tecnologica SA	13,457	256,489	15,581
Iberdrola SA	16,697	113,377	(4,047)
Mediaset Espana Comunicacion SA	4,904	65,087	(7,642)
Prosegur Cia de Seguridad SA	18,799	114,184	3,129
Repsol SA	26,854	304,624	72,761
Tecnicas Reunidas SA	4,454	166,491	15,665

			79,980

Switzerland

STMicroelectronics NV	39,548	215,922	232,894

United Kingdom

Dialog Semiconductor PLC	6,121	239,166	18,009
Fiat Chrysler Automobiles NV	23,785	151,163	65,206

			83,215

Total Long Positions			1,599,494

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	4,701	547,976	50,401
Telenet Group Holding NV	3,205	161,178	(16,465)

			33,936

Finland

Amer Sports OYJ	1,044	31,761	4,057
Nokia OYJ	68,534	364,825	36,123
Sampo OYJ ‘A’	4,926	236,851	16,645
Wartsila OYJ Abp	2,380	101,687	(5,024)

			51,801

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Accor SA	8,491	$346,784	$30,471
Aeroports de Paris	520	52,127	(3,559)
Air Liquide SA	1,687	178,367	(9,226)
Airbus Group SE	2,897	201,349	10,005
Bollore SA	121,639	557,187	128,884
Bouygues SA	4,554	150,588	(12,443)
Bureau Veritas SA	3,156	64,911	3,829
Carrefour SA	7,954	261,309	69,808
Casino Guichard Perrachon SA	3,074	150,812	3,522
Cie Plastic Omnium SA	1,860	61,071	1,753
Edenred	31,190	593,609	(23,972)
Electricite de France SA	20,081	258,828	54,506
Engie SA	5,482	79,695	9,915
Essilor International SA	2,417	274,034	1,327
Eutelsat Communications SA	880	16,618	(400)
Groupe Eurotunnel SE	5,923	54,403	(1,866)
Iliad SA	292	61,081	5,003
Ingenico Group SA	3,942	418,422	103,905
JCDecaux SA	2,807	92,993	10,456
Kering	322	53,520	(18,706)
Natixis SA	28,411	128,532	(31,462)
Orpea	2,704	216,458	(1,849)
Pernod Ricard SA	3,582	395,601	7,955
Remy Cointreau SA	2,384	176,953	(26,254)
Sanofi	777	61,725	(1,107)
SFR Group SA	1,563	41,183	(2,882)
Vallourec SA	10,609	36,865	(36,030)
Vivendi SA	2,567	51,871	3,182
Zodiac Aerospace	15,734	391,112	30,314

			305,079

Germany

Axel Springer SE	1,575	81,910	5,540
Bayerische Motoren Werke AG	2,460	217,285	(11,830)
Bilfinger SE	2,074	71,512	(8,343)
Commerzbank AG	22,804	256,799	83,174
Daimler AG	4,214	290,739	(22,007)
Deutsche Bank AG	15,111	256,438	(17,666)
Deutsche Lufthansa AG	975	12,183	(385)
Duerr AG	823	52,802	(13,187)
E.ON SE	54,805	393,835	8,283
Fresenius Medical Care AG & Co KGaA	738	63,704	1,327
HUGO BOSS AG	286	18,090	630
Krones AG	350	34,456	2,489
MAN SE	166	16,651	174
Merck KGaA	2,173	196,559	(29,696)
MTU Aero Engines AG	967	91,012	(20,531)
Nordex SE	1,530	40,254	7,482
ProSiebenSat.1 Media SE	1,252	48,520	328
RWE AG	11,667	176,945	32,173
SAP SE	155	11,703	(1,705)
Sartorius AG	351	26,698	692
Schaeffler AG Preferred	10,292	146,655	(5,217)
Symrise AG	380	25,347	2,259
Telefonica Deutschland Holding AG	31,274	135,241	1,563
United Internet AG	3,912	162,858	10,201
Volkswagen AG Preferred	2,781	374,399	(14,712)
Zalando SE ~	5,968	184,523	(42,825)

			(31,789)

Italy

Azimut Holding SPA	17,898	321,531	23,826
Banca Generali SPA	1,918	43,590	(2,030)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Banco BPM SPA	57,488	$134,680	($3,668)
Eni SPA	3,913	56,703	(6,731)
Luxottica Group SPA	8,977	471,476	(11,008)
Saipem SPA	381,484	153,412	(59,958)
Salvatore Ferragamo SPA	15,024	330,682	(24,050)
Telecom Italia SPA	259,423	234,086	5,030
UniCredit SPA	9,924	22,308	(6,191)
Unione di Banche Italiane SPA	33,820	82,429	(10,173)
UnipolSai SpA	22,477	42,621	(5,321)
Yoox Net-A-Porter Group SPA	3,327	97,343	3,265

			(97,009)

Luxembourg

ArcelorMittal	6,514	35,890	(11,972)
Eurofins Scientific SE	637	239,434	(31,957)
SES SA	4,126	98,738	7,954
Tenaris SA	28,703	394,629	(117,736)

			(153,711)

Netherlands

Aegon NV	15,686	59,764	(26,409)
Altice NV ‘A’	30,377	441,610	(159,549)
Gemalto NV	546	33,588	2,056
Koninklijke KPN NV	101,686	384,847	84,148
OCI NV	8,229	113,164	(30,359)
SBM Offshore NV	26,989	348,802	(73,748)

			(203,861)

Spain

Acerinox SA	3,358	45,462	1,092
Amadeus IT Group SA	3,725	160,983	(7,961)
Atresmedia Corp de Medios de Comunicacion SA	5,677	55,650	(6,322)
Banco de Sabadell SA	9,393	15,641	2,589
Banco Popular Espanol SA	329,383	385,060	67,700
Bankia SA	43,891	35,808	(8,919)
Bankinter SA	1,671	11,364	(1,558)
CaixaBank SA	37,589	106,863	(17,022)
Cellnex Telecom SAU ~	23,506	392,306	54,897
Distribuidora Internacional de Alimentacion SA	31,449	184,335	30,091
Ferrovial SA	8,406	167,118	17,203
Grifols SA	9,878	217,536	21,444
Industria de Diseno Textil SA	1,917	60,891	(4,414)
Mapfre SA	5,513	11,320	(5,473)
Telefonica SA	11,819	119,935	10,817
Zardoya Otis SA	14,980	152,144	25,730

			179,894

United Kingdom

CNH Industrial NV	4,957	30,525	(12,488)
RELX NV	1,903	33,441	1,433
Unilever NV	7,076	287,820	(2,855)

			(13,910)

United States

QIAGEN NV	6,059	140,742	(29,050)

Total Short Positions			41,380

Total Long and Short Positions			1,640,874

Other Receivables (Payables) (3)			(374)

			$1,640,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	$1,933,845

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Advantest Corp	2,000	$27,283	$6,280
Alfresa Holdings Corp	12,400	237,048	(32,237)
Amada Holdings Co Ltd	32,600	295,269	67,914
Aozora Bank Ltd	12,000	45,452	(3,052)
Asahi Kasei Corp	11,000	101,695	(5,981)
Astellas Pharma Inc	17,200	246,446	(7,825)
Bandai Namco Holdings Inc	14,800	290,369	117,001
Bridgestone Corp	4,000	140,668	3,255
Chiyoda Corp	34,000	224,001	10,687
Chubu Electric Power Co Inc	28,200	387,022	5,392
Citizen Watch Co Ltd	43,100	226,426	30,541
Coca-Cola West Co Ltd	1,100	26,744	5,638
Daicel Corp	11,900	145,336	(14,507)
Dai-ichi Life Holdings Inc	800	8,882	4,419
Daiichi Sankyo Co Ltd	4,700	112,596	(16,626)
Daikin Industries Ltd	300	28,696	(1,213)
DeNA Co Ltd	2,200	62,539	(14,458)
Disco Corp	700	62,471	22,160
Ezaki Glico Co Ltd	2,000	89,033	4,571
Fuji Heavy Industries Ltd	3,000	110,386	11,847
FUJIFILM Holdings Corp	1,800	73,560	(5,402)
Fujitsu Ltd	36,000	177,098	22,254
Hakuhodo DY Holdings Inc	23,200	249,569	36,097
Haseko Corp	14,200	139,839	4,135
Hisamitsu Pharmaceutical Co Inc	1,200	60,671	(735)
Hitachi Capital Corp	2,400	54,178	4,754
Hitachi Chemical Co Ltd	17,700	306,965	134,584
Hitachi Construction Machinery Co Ltd	2,600	57,451	(1,242)
Hitachi High-Technologies Corp	9,000	243,687	118,297
Hitachi Metals Ltd	8,200	98,796	11,604
Hoya Corp	3,800	149,856	9,476
Ibiden Co Ltd	6,500	71,568	15,606
Idemitsu Kosan Co Ltd	10,800	182,191	104,283
ITOCHU Corp	2,200	27,247	1,883
Itochu Techno-Solutions Corp	14,300	275,424	95,727
Japan Airlines Co Ltd	4,600	155,399	(21,168)
Japan Petroleum Exploration Co Ltd	4,500	102,172	(2,409)
JSR Corp	8,000	136,374	(10,451)
JTEKT Corp	4,700	65,827	9,118
JX Holdings Inc	27,800	109,004	8,463
Kajima Corp	4,000	28,622	(993)
Kaken Pharmaceutical Co Ltd	1,000	61,904	(8,946)
Kamigumi Co Ltd	13,000	115,261	8,556
Kaneka Corp	35,000	281,372	3,315
Kewpie Corp	3,100	67,966	7,221
Kobayashi Pharmaceutical Co Ltd	1,800	77,267	(386)
Konami Holdings Corp	5,507	133,459	88,794
Konica Minolta Inc	8,500	73,520	10,720
Kuraray Co Ltd	4,500	59,804	7,676
Kurita Water Industries Ltd	2,400	59,015	(6,214)
Kyushu Financial Group Inc	8,900	58,656	1,646
Lion Corp	7,000	102,084	12,656
LIXIL Group Corp	3,900	63,967	24,428
Matsumotokiyoshi Holdings Co Ltd	2,600	130,817	(2,907)
Mazda Motor Corp	5,586	69,149	21,813
Medipal Holdings Corp	15,400	246,571	(3,988)
MEIJI Holdings Co Ltd	1,100	66,852	19,200

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Miraca Holdings Inc	3,600	$154,080	$6,933
Mitsubishi Chemical Holdings Corp	27,500	164,697	13,109
Mitsubishi Corp	2,600	59,413	(4,192)
Mitsubishi Electric Corp	17,000	178,771	57,685
Mitsubishi Gas Chemical Co Inc	15,100	167,237	90,059
Mitsubishi Motors Corp	19,300	86,548	23,165
Mitsubishi Tanabe Pharma Corp	25,200	438,321	55,093
Mitsui & Co Ltd	3,400	47,505	(917)
Mitsui Chemicals Inc	55,000	183,659	62,771
Mixi Inc	9,100	328,852	2,734
MS&AD Insurance Group Holdings Inc	9,700	276,350	24,035
Nexon Co Ltd	9,000	137,319	(7,259)
NHK Spring Co Ltd	26,100	239,896	8,326
Nikon Corp	13,100	179,525	23,924
Nippon Express Co Ltd	82,000	382,435	57,846
Nippon Shokubai Co Ltd	4,300	225,422	42,370
Nippon Telegraph & Telephone Corp	8,800	330,466	39,971
Nissan Motor Co Ltd	2,700	26,871	213
Nisshin Seifun Group Inc	3,000	50,038	(5,086)
Nitori Holdings Co Ltd	400	33,856	11,750
Nomura Research Institute Ltd	1,606	54,355	(5,546)
NSK Ltd	1,600	15,308	3,171
NTN Corp	8,000	26,169	6,105
NTT Data Corp	3,100	148,883	883
Obayashi Corp	11,300	115,053	(7,168)
Oracle Corp Japan	1,900	98,780	(3,202)
ORIX Corp	10,400	166,341	(4,473)
Osaka Gas Co Ltd	48,000	182,455	1,724
Otsuka Corp	3,900	197,804	(15,891)
Pola Orbis Holdings Inc	800	50,047	15,907
Resona Holdings Inc	53,600	287,063	(12,362)
Rohm Co Ltd	3,800	166,692	51,326
Sankyo Co Ltd	6,915	259,971	(37,020)
Seiko Epson Corp	7,000	108,376	39,412
Sekisui Chemical Co Ltd	12,800	151,700	52,057
Shimadzu Corp	2,000	29,267	2,507
Shimamura Co Ltd	2,100	202,679	59,155
Shin-Etsu Chemical Co Ltd	1,000	62,534	14,855
Shionogi & Co Ltd	2,700	112,924	16,117
Sojitz Corp	185,600	361,488	87,880
Sompo Holdings Inc	4,900	178,069	(12,589)
Square Enix Holdings Co Ltd	5,500	160,075	(19,061)
Sumitomo Chemical Co Ltd	14,000	63,145	3,220
Sumitomo Corp	14,700	151,510	21,059
Sumitomo Dainippon Pharma Co Ltd	5,900	96,152	5,117
Sumitomo Electric Industries Ltd	10,500	140,880	10,313
Sumitomo Heavy Industries Ltd	27,000	155,856	17,516
Sumitomo Mitsui Financial Group Inc	600	24,368	(1,518)
Sumitomo Mitsui Trust Holdings Inc	6,100	203,854	14,396
Sumitomo Rubber Industries Ltd	11,100	172,252	3,376
Sundrug Co Ltd	200	14,873	(1,045)
Suzuken Co Ltd	11,400	394,486	(22,133)
Suzuki Motor Corp	7,900	203,773	73,587
T&D Holdings Inc	3,600	48,323	(813)
Taiheiyo Cement Corp	21,000	56,894	9,311
Taisei Corp	15,000	109,109	(4,365)
Teijin Ltd	7,800	133,753	23,852
The Gunma Bank Ltd	24,400	146,833	(13,493)
The Hachijuni Bank Ltd	3,700	25,398	(3,989)
Toho Gas Co Ltd	15,000	122,091	(263)
Tohoku Electric Power Co Inc	1,900	27,249	(3,298)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tokyo Broadcasting System Holdings Inc	6,600	$89,715	$15,542
Tokyo Century Corp	1,300	46,625	(2,267)
Tokyo Electric Power Co Holdings Inc	16,600	103,811	(37,001)
Tokyo Electron Ltd	2,000	175,991	12,108
Tokyo Gas Co Ltd	45,000	197,038	6,098
Toppan Printing Co Ltd	49,000	425,051	42,174
Tosoh Corp	46,000	198,271	126,213
Toyo Seikan Group Holdings Ltd	1,800	33,576	(104)
Toyo Suisan Kaisha Ltd	8,800	328,128	(9,750)
Toyoda Gosei Co Ltd	9,000	177,176	32,877
Toyota Boshoku Corp	13,200	214,534	88,063
Toyota Tsusho Corp	8,400	191,719	26,615
Tsuruha Holdings Inc	600	64,357	(7,571)
Yamaguchi Financial Group Inc	2,000	24,194	(2,420)
Yamaha Corp	2,500	71,668	4,564
Yamazaki Baking Co Ltd	2,200	47,228	(4,813)

			2,068,746

Total Long Positions			2,068,746

Short Positions:

Japan

ABC-Mart Inc	300	19,016	2,044
Aeon Co Ltd	42,800	548,900	(56,018)
AEON Financial Service Co Ltd	7,700	159,521	23,138
Air Water Inc	3,000	54,720	679
Alps Electric Co Ltd	17,100	396,021	(14,857)
ANA Holdings Inc	26,000	71,918	1,977
Asics Corp	21,600	438,277	7,834
Brother Industries Ltd	2,000	33,423	(2,532)
Calbee Inc	13,600	519,578	94,155
Canon Inc	7,100	201,355	1,403
Casio Computer Co Ltd	5,600	94,672	15,750
Chugai Pharmaceutical Co Ltd	8,700	295,105	45,554
Credit Saison Co Ltd	2,800	49,228	(600)
Daiwa Securities Group Inc	6,000	34,718	(2,228)
Denso Corp	1,800	71,258	(6,604)
Don Quijote Holdings Co Ltd	10,700	393,071	(1,816)
East Japan Railway Co	700	62,534	2,181
Eisai Co Ltd	3,000	196,605	24,683
Electric Power Development Co Ltd	12,000	334,492	59,074
FANUC Corp	1,600	240,926	(26,745)
Fast Retailing Co Ltd	700	182,987	(66,932)
Hamamatsu Photonics KK	14,604	384,956	1,377
Hokuriku Electric Power Co	7,200	85,020	4,487
Honda Motor Co Ltd	3,400	101,715	2,451
IHI Corp	59,000	89,348	(63,456)
Isetan Mitsukoshi Holdings Ltd	23,400	246,896	(5,067)
Izumi Co Ltd	1,200	51,436	(161)
J Front Retailing Co Ltd	9,600	159,400	30,148
Japan Post Bank Co Ltd	2,000	25,680	1,713
Japan Post Holdings Co Ltd	1,500	19,574	897
JFE Holdings Inc	8,500	118,006	(10,535)
JGC Corp	5,000	71,163	(19,418)
Kakaku.com Inc	5,800	106,308	10,474
Kansai Paint Co Ltd	7,300	106,344	(27,930)
Kawasaki Heavy Industries Ltd	35,000	119,816	10,260
Keihan Holdings Co Ltd	12,000	81,849	3,136
Keikyu Corp	30,000	262,974	(84,522)
Keio Corp	25,000	207,006	1,651
Keisei Electric Railway Co Ltd	2,100	53,575	2,726
Keyence Corp	200	116,167	(20,682)
Kikkoman Corp	5,000	147,577	(11,954)
Kintetsu Group Holdings Co Ltd	69,000	244,823	(18,114)
Kirin Holdings Co Ltd	11,300	169,097	(14,316)
Kobe Steel Ltd	30,800	279,021	(13,831)
Koito Manufacturing Co Ltd	1,000	45,364	(7,446)
Kubota Corp	3,800	61,040	6,887

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kyowa Hakko Kirin Co Ltd	4,400	$75,370	$14,679
Kyushu Electric Power Co Inc	14,900	150,125	(11,293)
M3 Inc	800	21,814	1,701
Mabuchi Motor Co Ltd	1,700	86,356	(1,983)
Marubeni Corp	8,800	39,619	(10,155)
Marui Group Co Ltd	27,753	372,750	(31,601)
Minebea Co Ltd	11,700	147,315	38,139
MISUMI Group Inc	5,800	98,238	2,963
Mitsubishi Heavy Industries Ltd	44,000	169,561	(30,465)
Mitsubishi Logistics Corp	24,000	319,122	(19,238)
Mitsui OSK Lines Ltd	49,000	104,321	(30,923)
MonotaRO Co Ltd	4,600	96,115	2,314
Murata Manufacturing Co Ltd	1,200	140,892	(19,352)
Nagoya Railroad Co Ltd	35,000	171,272	2,285
Nankai Electric Railway Co Ltd	11,000	52,740	(2,993)
NGK Insulators Ltd	4,800	103,612	10,699
NGK Spark Plug Co Ltd	21,200	526,929	57,036
Nidec Corp	2,200	150,825	(38,575)
Nifco Inc	300	15,866	59
Nintendo Co Ltd	100	21,792	1,004
Nippon Paint Holdings Co Ltd	3,500	66,389	(28,617)
Nippon Steel & Sumitomo Metal Corp	1,100	20,242	(4,122)
Nippon Yusen KK	73,000	125,227	(9,961)
Nissin Foods Holdings Co Ltd	400	23,778	2,797
NOK Corp	2,300	49,353	2,835
Nomura Holdings Inc	3,600	14,146	(7,137)
Obic Co Ltd	500	24,236	2,428
Odakyu Electric Railway Co Ltd	20,500	444,789	39,710
Olympus Corp	700	25,123	1,004
Omron Corp	3,600	109,724	(27,850)
Ono Pharmaceutical Co Ltd	4,500	153,085	55,009
Orient Corp	10,500	19,534	491
Oriental Land Co Ltd	5,600	317,829	1,756
Park24 Co Ltd	1,900	55,664	4,213
Pigeon Corp	16,400	383,258	(34,912)
Rakuten Inc	38,200	389,680	15,403
Ricoh Co Ltd	35,700	351,206	49,620
Ryohin Keikaku Co Ltd	600	126,907	9,467
Sawai Pharmaceutical Co Ltd	800	54,438	11,555
Sega Sammy Holdings Inc	900	11,023	(2,351)
Seibu Holdings Inc	8,500	227,860	75,677
Sekisui House Ltd	1,000	17,941	1,327
Seven & i Holdings Co Ltd	2,000	84,804	8,746
Seven Bank Ltd	89,100	305,179	50,408
Sharp Corp	20,000	43,009	(3,266)
Shikoku Electric Power Co Inc	32,300	413,371	86,967
Shimano Inc	2,800	426,087	(12,485)
Shimizu Corp	18,000	168,113	3,810
Shinsei Bank Ltd	27,000	36,127	(9,053)
Shiseido Co Ltd	6,300	140,382	(18,844)
SoftBank Group Corp	700	38,537	(7,785)
Sohgo Security Services Co Ltd	3,500	187,032	52,689
Sony Corp	3,300	94,718	2,510
Sony Financial Holdings Inc	25,500	355,830	(41,675)
Sosei Group Corp	1,400	174,384	14,086
Stanley Electric Co Ltd	800	21,290	(505)
Sumco Corp	12,500	74,517	(86,188)
Sumitomo Metal Mining Co Ltd	9,000	97,850	(16,969)
Suruga Bank Ltd	2,300	44,715	(6,639)
Sysmex Corp	500	26,655	(2,234)
Taiyo Nippon Sanso Corp	4,000	44,903	(1,305)
Takashimaya Co Ltd	3,000	24,694	(1)
Takeda Pharmaceutical Co Ltd	2,100	90,323	3,203
The Bank of Kyoto Ltd	36,000	248,596	(18,257)
The Chiba Bank Ltd	6,000	33,882	(2,899)
The Chugoku Electric Power Co Inc	40,200	529,374	58,848
The Kansai Electric Power Co Inc	17,800	157,299	(36,750)
The Iyo Bank Ltd	10,100	67,770	(1,742)
The Shizuoka Bank Ltd	3,000	23,967	(1,210)
The Yokohama Rubber Co Ltd	5,900	76,396	(29,070)
THK Co Ltd	2,400	49,811	(3,189)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tobu Railway Co Ltd	19,000	$92,462	($1,728)
Toho Co Ltd	2,100	57,278	(1,961)
Tokio Marine Holdings Inc	400	15,113	(1,265)
Tokyu Corp	20,000	168,147	21,384
Toray Industries Inc	8,000	68,900	4,296
Toshiba Corp	6,000	21,726	7,233
TOTO Ltd	900	35,358	(191)
Toyota Industries Corp	9,100	453,463	20,801
Toyota Motor Corp	2,300	121,666	(13,180)
Trend Micro Inc	2,600	92,377	94
Unicharm Corp	13,100	251,855	(34,253)
USS Co Ltd	1,200	20,357	1,294
Welcia Holdings Co Ltd	300	19,604	1,344
Yahoo Japan Corp	18,600	75,734	4,497

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Yakult Honsha Co Ltd	12,100	$603,230	$43,406
Yamaha Motor Co Ltd	12,400	205,965	(65,955)
Yamato Holdings Co Ltd	6,900	142,711	2,840
Yaskawa Electric Corp	17,100	189,072	(76,062)

			(134,647)

Total Short Positions			(134,647)

Total Long and Short Positions			1,934,099

Other Receivables (Payables) (3)			(254)

			$1,933,845

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	($5,041)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Carlsberg AS ‘B’	157	$14,790	($1,268)
GN Store Nord AS	2,819	56,749	1,549
H Lundbeck AS	1,583	57,124	7,148
ISS AS	8,855	321,338	(22,899)
TDC AS	60,242	290,548	18,275
Vestas Wind Systems AS	5,827	426,685	(49,302)

			(46,497)

Total Long Positions			(46,497)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

AP Moller - Maersk AS ‘B’	12	$18,296	($831)
Chr Hansen Holding AS	1,314	75,053	2,382
Coloplast AS ‘B’	515	36,321	1,631
DSV AS	298	12,908	(326)
Novozymes AS ‘B’	6,550	256,117	30,719
Tryg AS	9,323	176,266	7,907

			41,482

Total Short Positions			41,482

Total Long and Short Positions			(5,015)

Other Receivables (Payables) (3)			(26)

			($5,041)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	$85,496

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Leroy Seafood Group ASA	1,120	$56,820	$5,534
Norsk Hydro ASA	18,471	92,311	(4,154)
Orkla ASA	5,852	54,431	(1,478)
Salmar ASA	1,426	43,307	(725)
Yara International ASA	4,231	200,958	(34,515)

			(35,338)

United Kingdom

Subsea 7 SA	3,048	19,285	19,209

Total Long Positions			(16,129)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	831	$12,003	($333)
Schibsted ASA ‘A’	14,443	435,354	104,794
Statoil ASA	6,444	113,409	(4,205)
Telenor ASA	1,286	20,254	1,057

			101,313

Total Short Positions			101,313

Total Long and Short Positions			85,184

Other Receivables (Payables) (3)			312

			$85,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	$399,851

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Malta

Kindred Group PLC	1,615	$14,166	$962

Sweden

Axfood AB	2,116	38,901	(5,673)
BillerudKorsnas AB	4,796	79,829	496
Boliden AB	14,959	324,458	64,102
Electrolux AB ‘B’	9,953	264,429	(17,982)
Holmen AB ‘B’	703	24,457	708
Husqvarna AB ‘B’	19,024	140,248	7,361
NCC AB ‘B’	20,850	467,015	48,005
Saab AB ‘B’	5,734	191,520	22,323
Securitas AB ‘B’	3,533	56,538	(1,120)
Skanska AB ‘B’	5,022	108,352	9,888
SSAB AB ‘A’	25,302	80,405	15,156
Swedish Match AB	11,737	408,789	(36,397)

			106,867

Total Long Positions			107,829

Short Positions:

Luxembourg

Millicom International Cellular SA	424	18,157	89

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sweden

Alfa Laval AB	3,608	$66,797	$7,282
Assa Abloy AB ‘B’	15,468	307,079	20,865
Atlas Copco AB ‘A’	1,013	24,931	(5,800)
Elekta AB ‘B’	4,198	34,544	(2,519)
Getinge AB ‘B’	6,229	153,647	53,839
Hennes & Mauritz AB ‘B’	17,022	558,469	86,600
Hexagon AB ‘B’	7,400	276,527	12,969
Hexpol AB	3,530	32,580	(53)
Modern Times Group MTG AB ‘B’	661	19,003	(534)
Skandinaviska Enskilda Banken AB ‘A’	4,951	48,098	(3,641)
Svenska Handelsbanken AB ‘A’	16,198	203,645	(20,704)
Swedbank AB ‘A’	541	11,138	(1,898)
Tele2 AB ‘B’	8,256	63,879	(2,136)
Volvo AB ‘B’	2,291	30,493	3,821

			148,091

Total Short Positions			148,180

Total Long and Short Positions			256,009

Other Receivables (Payables) (3)			143,842

			$399,851

Total Basket Swaps			$10,502,126

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- Party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	01/31/17	2	($183)	$—	($183)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	03/17/17	17	32,787	—	32,787

					$32,604	$—	$32,604

Total Swap Agreements					$10,534,730	$—	$10,534,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$56,991,810	$9,153,585	$47,838,225	$—
	Derivatives:
	Equity Contracts
	Futures	286,799	286,799	—	—
	Swaps	10,695,039	—	10,695,039	—

	Total Equity Contracts	10,981,838	286,799	10,695,039	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,724	—	6,724	—

	Total Assets - Derivatives	10,988,562	286,799	10,701,763	—

	Total Assets	67,980,372	9,440,384	58,539,988	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(151,779)	(151,779)	—	—
	Swaps	(160,309)	—	(160,309)	—

	Total Equity Contracts	(312,088)	(151,779)	(160,309)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(243,321)	—	(243,321)	—

	Total Liabilities - Derivatives	(555,409)	(151,779)	(403,630)	—

	Total Liabilities	(555,409)	(151,779)	(403,630)	—

	Total	$67,424,963	$9,288,605	$58,136,358	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%

Singapore - 0.7%

Yoma Strategic Holdings Ltd	1,447,467	$582,921

Total Common Stocks (Cost $527,651)		582,921

	Principal Amount
CORPORATE BONDS & NOTES - 1.3%

Azerbaijan - 0.4%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	$400,000	398,000

Croatia - 0.5%

Agrokor dd 9.125% due 02/01/20 ~	EUR 390,000	428,239

Georgia - 0.4%

Georgian Oil and Gas Corp JSC 6.750% due 04/26/21 ~	$300,000	313,875

Total Corporate Bonds & Notes (Cost $1,145,365)		1,140,114

SENIOR LOAN NOTES - 0.8%

Ethiopia - 0.8%

Ethiopian Railways Corp 4.865% due 08/01/21 § +	700,001	681,298

Total Senior Loan Notes (Cost $657,941)		681,298

MORTGAGE-BACKED SECURITIES - 0.4%

United States - 0.4%

Fannie Mae (IO) 5.394% due 01/25/43 §	1,906,352	329,330

Total Mortgage-Backed Securities (Cost $411,188)		329,330

FOREIGN GOVERNMENT BONDS & NOTES - 70.1%

Albania - 1.9%

Albania Government 5.750% due 11/12/20 ~	EUR 1,434,000	1,660,456

Armenia - 1.1%

Republic of Armenia 7.150% due 03/26/25 ~	$907,000	956,676

Australia - 1.7%

Australia Government
3.000% due 03/21/47	AUD 1,235,000	767,907
3.250% due 06/21/39	960,000	655,981

		1,423,888

	Principal Amount	Value
Barbados - 1.1%

Barbados Government
6.625% due 12/05/35 ~	$1,021,000	$786,170
7.000% due 08/04/22 ~	145,000	133,719

		919,889

Belarus - 2.1%

Republic of Belarus International 8.950% due 01/26/18 ~	1,756,000	1,823,957

Croatia - 1.0%

Croatia Government 3.000% due 03/11/25 ~	EUR 776,000	824,507

Cyprus - 6.5%

Cyprus Government
3.750% due 07/26/23 ~	1,851,000	1,996,083
3.875% due 05/06/22 ~	1,223,000	1,341,724
4.250% due 11/04/25 ~	2,014,000	2,245,445

		5,583,252

Dominican Republic - 4.2%

Dominican Republic
10.375% due 03/04/22 ~	DOP 37,700,000	816,474
10.400% due 05/10/19 ~	28,500,000	621,828
13.500% due 08/04/17 ~	5,400,000	118,745
14.000% due 06/08/18 ~	26,900,000	611,227
15.000% due 04/05/19 ~	19,600,000	467,744
15.950% due 06/04/21 ~	5,800,000	150,554
16.000% due 02/10/17 ~	13,000,000	281,944
16.000% due 07/10/20 ~	17,300,000	438,463
16.950% due 02/04/22 ~	2,900,000	79,029

		3,586,008

Ecuador - 3.6%

Ecuador Government
7.950% due 06/20/24 ~	$2,581,000	2,477,760
10.500% due 03/24/20 ~	598,000	645,840

		3,123,600

El Salvador - 2.0%

El Salvador Government
5.875% due 01/30/25 ~	163,000	149,971
6.375% due 01/18/27 ~	694,000	641,950
7.650% due 06/15/35 ~	287,000	267,628
7.750% due 01/24/23 ~	446,000	465,874
8.250% due 04/10/32 ~	193,000	195,895

		1,721,318

Greece - 1.0%

Hellenic Republic Government 4.750% due 04/17/19 ~	EUR 876,000	872,671

Honduras - 1.1%

Honduras Government
7.500% due 03/15/24 ~	$200,000	214,680
8.750% due 12/16/20 ~	644,000	720,250

		934,930

Indonesia - 1.5%

Indonesia Treasury
8.250% due 05/15/36	IDR 13,963,000,000	1,046,615
8.750% due 05/15/31	3,506,000,000	271,489

		1,318,104

Iraq - 1.0%

Iraq International 5.800% due 01/15/28 ~	$1,064,000	886,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

	Principal Amount	Value
Kenya - 1.2%

Kenya Government 5.875% due 06/24/19 ~	$1,000,000	$1,026,820

Macedonia - 4.9%

Macedonia Government
3.975% due 07/24/21 ~	EUR 1,765,000	1,868,747
4.875% due 12/01/20 ~	2,077,000	2,301,058

		4,169,805

Mexico - 0.1%

Mexico Government 3.375% due 02/23/31	101,000	108,659

New Zealand - 1.8%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 891,165	641,872
3.000% due 09/20/30 ^ ~	1,141,572	882,369

		1,524,241

Nigeria - 1.1%

Nigeria Government
5.125% due 07/12/18 ~	$884,000	899,869

Russia - 4.6%

Russia Federal
7.750% due 09/16/26	RUB 14,690,000	231,987
8.500% due 09/17/31	225,846,000	3,713,159

		3,945,146

Rwanda - 0.8%

Rwanda Government 6.625% due 05/02/23 ~	$669,000	664,801

Serbia - 8.6%

Serbia Treasury
5.750% due 07/21/23	RSD 413,120,000	3,540,378
6.000% due 02/22/19	77,180,000	677,535
10.000% due 03/02/18	138,200,000	1,255,940
10.000% due 02/05/22	186,800,000	1,907,795

		7,381,648

Sri Lanka - 9.1%

Sri Lanka Government
5.875% due 07/25/22 ~	$406,000	400,325
6.850% due 11/03/25 ~	438,000	432,320
8.000% due 11/15/18	LKR 8,220,000	51,835
8.750% due 10/15/18	53,000,000	338,783
9.250% due 05/01/20	66,020,000	408,281
9.450% due 10/15/21	47,000,000	283,882
10.000% due 10/01/22	197,100,000	1,192,567
10.250% due 03/15/25	190,360,000	1,122,651
10.600% due 07/01/19	2,630,000	17,153
10.600% due 09/15/19	139,000,000	902,476
10.750% due 03/01/21	88,000,000	563,511
11.000% due 08/01/21	50,270,000	322,698
11.000% due 08/01/24	10,000,000	61,922
11.000% due 08/01/25	5,000,000	30,736
11.000% due 06/01/26	180,300,000	1,097,688
11.000% due 05/15/30	32,000,000	188,074
11.200% due 07/01/22	15,380,000	98,413
11.400% due 01/01/24	6,000,000	38,267
11.500% due 08/01/26	35,000,000	218,691
11.500% due 09/01/28	7,060,000	43,647

		7,813,920

	Principal Amount	Value
Suriname – 1.4%

The Republic of Suriname 9.250% due 10/26/26 §	$1,236,000	$1,209,426

Tanzania - 3.3%

Tanzania Government 7.250% due 03/09/20 § ~	2,684,897	2,823,437

Thailand - 1.2%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 39,327,360	1,018,415

Turkey - 1.1%

Turkey Government 4.875% due 10/09/26	$975,000	904,611

Zambia - 1.1%

Zambia Government 5.375% due 09/20/22 ~	1,003,000	912,956

Total Foreign Government Bonds & Notes (Cost $60,923,728)		60,039,753

PURCHASED OPTIONS - 2.5%
(See Note (f) in Notes to Schedule of Investments) (Cost $900,711)		2,179,740

	Shares
SHORT-TERM INVESTMENTS - 21.2%

Money Market Fund - 11.8%

BlackRock Liquidity Funds T-Fund Portfolio	10,143,131	10,143,131

	Principal Amount
Repurchase Agreement - 1.2%

JPMorgan Chase & Co (1.100%) due 01/13/17 (Dated 11/22/16, repurchase price of $1,044,996; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,024,916)	EUR 994,123	1,046,467

U.S. Treasury Bills - 8.2%

0.414% due 02/16/17 ‡	$5,250,000	5,247,207
0.459% due 03/02/17	1,750,000	1,748,661

		6,995,868

Total Short-Term Investments (Cost $18,194,893)		18,185,466

TOTAL INVESTMENTS - 97.0% (Cost $82,761,477)		83,138,622

SECURITIES SOLD SHORT - (1.1%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $988,401)		(987,048)

OTHER ASSETS & LIABILITIES, NET - 4.1%		3,525,869

NET ASSETS - 100.0%		$85,677,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a value of $681,298 or 0.8% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of December 31, 2016, $5,000 in cash, and an investment with a value of $1,035,449 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.
(c)	Securities sold short outstanding as of December 31, 2016 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (1.1%)
Spain Government
5.400% due 01/31/23	EUR 730,000	($987,048)

Total Securities Sold Short (Proceeds $988,401)		($987,048)

(d)	Open futures contracts outstanding as of December 31, 2016 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. 5-Year Interest Rate Swap (03/17)	32	$17,808
U.S. 10-Year Interest Rate Swap (03/17)	68	54,853

Total Futures Contracts		$72,661

(e)	Forward foreign currency contracts outstanding as of December 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	16,217,000	USD	4,384,964	02/18	BNP	$18,006
AUD	559,000	USD	415,890	03/17	GSC	(13,159)
CNH	5,157,000	USD	776,973	01/17	SCB	(40,925)
CNH	14,675,000	USD	2,206,004	02/17	SCB	(132,764)
CNH	6,783,000	USD	1,012,282	03/17	CIT	(59,560)
CNH	11,558,000	USD	1,705,835	03/17	GSC	(81,537)
CNH	17,008,000	USD	2,524,417	03/17	SCB	(134,228)
CNH	39,126,029	USD	5,778,703	06/17	BNP	(340,949)
CNH	5,312,600	USD	783,801	06/17	CIT	(45,453)
CNH	5,155,000	USD	764,181	06/17	GSC	(47,737)
CNH	3,840,000	USD	559,155	08/17	BNP	(29,254)
CNH	3,670,216	USD	534,238	08/17	JPM	(27,766)
CNH	13,614,227	USD	1,972,155	09/17	DUB	(98,922)
CNH	6,350,000	USD	922,818	09/17	SCB	(49,097)
COP	1,169,100,000	USD	389,797	01/17	BNP	(1,467)
COP	1,488,550,000	USD	468,097	01/17	BNP	24,557
COP	1,384,200,000	USD	450,806	02/17	BNP	6,643
COP	1,168,200,000	USD	379,994	03/17	SCB	4,447
EUR	2,335,949	RON	10,640,247	02/17	BNP	(5,124)
EUR	287,025	RON	1,295,000	02/17	BNP	2,037
EUR	991,989	RON	4,520,000	03/17	BNP	(2,283)
EUR	127,386	SEK	1,259,816	01/17	GSC	(4,425)
EUR	1,757,807	SEK	17,380,000	01/17	SCB	(57,482)
EUR	2,331,000	USD	2,544,337	02/17	DUB	(86,348)
EUR	755,032	USD	826,873	02/17	SCB	(30,461)
GBP	344,000	USD	433,767	03/17	GSC	(9,042)
IDR	4,378,970,000	USD	331,038	01/17	MSC	(6,881)
IDR	7,535,570,000	USD	550,146	03/17	BNP	3,154
IDR	2,598,625,000	USD	189,889	03/17	JPM	685
IDR	2,450,445,000	USD	178,865	03/17	SCB	1,194
INR	353,550,000	USD	5,221,680	01/17	SCB	(23,327)
JPY	110,690,000	USD	964,993	03/17	SCB	(14,331)
KES	65,641,000	USD	620,425	02/17	CIT	15,325
KES	11,108,000	USD	105,289	03/17	CIT	1,510
KES	6,811,000	USD	64,620	03/17	SCB	922
KES	32,704,000	USD	307,368	06/17	CIT	1,905
MXN	33,916,000	USD	1,644,508	02/17	BNP	(20,626)
MYR	6,735,000	USD	1,623,080	01/17	BNP	(122,261)
MYR	810,000	USD	193,456	01/17	CIT	(12,956)
NZD	5,049,741	USD	3,567,137	01/17	GSC	(60,841)
NZD	1,604,000	USD	1,132,496	01/17	JPM	(19,036)
OMR	858,000	USD	2,189,055	06/17	BNP	24,459
PHP	42,823,000	USD	845,803	03/17	SCB	13,306
RON	19,455,247	EUR	4,325,209	02/17	BNP	(46,200)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RON	6,693,000	EUR	1,484,079	03/17	BNP	($12,662)
RON	11,436,000	EUR	2,534,832	03/17	DUB	(20,426)
RON	1,010,000	EUR	222,159	05/17	BNP	(540)
RUB	228,364,848	USD	3,496,683	02/17	BNP	196,162
RUB	53,264,437	USD	836,406	02/17	CIT	24,923
RUB	76,000,000	USD	1,214,834	02/17	DUB	10,451
SEK	9,259,816	EUR	951,516	01/17	GSC	15,029
SEK	17,380,000	EUR	1,788,647	01/17	SCB	25,208
SEK	7,772,000	EUR	809,427	03/17	GSC	1,622
SGD	7,664,000	USD	5,382,968	01/17	GSC	(91,716)
SGD	54,156	USD	39,296	04/17	SCB	(1,917)
THB	2,760,000	USD	78,365	08/17	SCB	(1,344)
THB	15,652,000	USD	438,923	11/17	DUB	(2,146)
TWD	3,154,000	USD	99,684	01/17	BNP	(1,774)
TWD	111,683,000	USD	3,458,700	01/17	BNP	9,906
TWD	23,343,000	USD	724,488	01/17	CIT	372
TWD	40,000,000	USD	1,238,568	01/17	DUB	3,409
TWD	18,828,000	USD	603,268	01/17	GSC	(18,791)
TWD	23,038,000	USD	714,689	01/17	GSC	763
TWD	13,734,000	USD	425,531	01/17	JPM	851
TWD	50,462,000	USD	1,557,118	02/17	BNP	12,072
TWD	23,109,000	USD	719,234	02/17	CIT	(372)
TWD	76,381,000	USD	2,361,270	02/17	GSC	12,609
TWD	41,580,000	USD	1,288,903	02/17	SCB	3,188
UGX	754,340,000	USD	201,941	03/17	CIT	2,354
UGX	375,155,000	USD	98,388	06/17	CIT	(30)
USD	9,665,939	AED	36,312,000	02/18	BNP	(192,965)
USD	873,364	AUD	1,173,892	03/17	GSC	27,635
USD	695,440	AUD	942,797	02/18	BNP	15,970
USD	3,233,178	CAD	4,253,000	01/17	SCB	65,011
USD	1,792,756	CAD	2,415,000	02/17	DUB	(6,649)
USD	876,846	CLP	577,000,000	02/17	SCB	17,899
USD	265,447	CLP	178,593,000	03/17	SCB	75
USD	744,860	CNH	5,157,000	01/17	SCB	8,812
USD	2,170,537	CNH	14,675,000	02/17	SCB	97,297
USD	1,027,494	CNH	6,783,000	03/17	CIT	74,772
USD	1,752,456	CNH	11,558,000	03/17	GSC	128,158
USD	2,579,064	CNH	17,008,000	03/17	SCB	188,875
USD	5,757,045	CNH	39,126,029	06/17	BNP	319,291
USD	791,483	CNH	5,312,600	06/17	CIT	53,135
USD	768,062	CNH	5,155,000	06/17	GSC	51,617
USD	569,902	CNH	3,840,000	08/17	BNP	40,001
USD	544,664	CNH	3,670,216	08/17	JPM	38,192
USD	1,988,407	CNH	13,614,227	09/17	DUB	115,173
USD	927,346	CNH	6,350,000	09/17	SCB	53,625
USD	7,534,286	EUR	6,742,311	01/17	JPM	430,989
USD	2,760,919	EUR	2,597,818	02/17	DUB	19,626
USD	120,382	EUR	110,258	02/17	GSC	4,004
USD	4,988,370	EUR	4,561,798	02/17	SCB	176,558
USD	3,206,041	EUR	3,067,070	03/17	GSC	(37,169)
USD	4,390,382	EUR	4,101,628	03/17	GSC	58,598
USD	5,746,111	EUR	5,402,213	03/17	SCB	38,944
USD	439,072	EUR	417,889	04/17	GSC	(3,019)
USD	1,004,402	INR	68,902,000	01/17	BNP	(8,685)
USD	2,249,781	INR	154,335,000	01/17	CIT	(19,453)
USD	1,924,433	INR	130,313,000	01/17	SCB	8,402
USD	140,145	MYR	620,000	01/17	BNP	1,985
USD	667,056	MYR	2,970,000	01/17	CIT	5,224
USD	205,966	MYR	915,725	01/17	GSC	1,906
USD	384,107	MYR	1,711,275	01/17	JPM	2,768
USD	297,445	MYR	1,328,000	01/17	SCB	1,516
USD	635,768	NOK	5,404,000	02/17	SCB	9,748
USD	3,564,006	NZD	5,049,741	01/17	GSC	57,711
USD	1,153,537	NZD	1,604,000	01/17	JPM	40,077
USD	841,544	NZD	1,194,069	02/17	CIT	13,381
USD	1,526,575	NZD	2,165,693	03/17	JPM	25,053
USD	2,296,392	OMR	891,000	03/17	BNP	(10,425)
USD	1,459,873	OMR	573,000	05/17	BNP	(19,191)
USD	2,188,608	OMR	858,000	06/17	BNP	(24,906)
USD	6,251,590	OMR	2,453,000	08/17	BNP	(37,904)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,465,803	RUB	291,351,989	02/17	BNP	($245,594)
USD	689,355	RUB	43,126,060	02/17	DUB	(5,930)
USD	6,467,277	SGD	8,963,000	01/17	GSC	279,192
USD	2,487,316	SGD	3,352,000	03/17	GSC	173,518
USD	2,269,395	SGD	3,215,007	03/17	SCB	50,127
USD	617,816	SGD	860,000	04/17	GSC	24,266
USD	1,434,630	SGD	1,994,591	04/17	SCB	58,008
USD	148,855	THB	5,329,000	08/17	JPM	143
USD	721,955	THB	25,744,917	11/17	DUB	3,530
USD	122,066	THB	4,348,000	11/17	JPM	733
USD	253,517	THB	8,939,000	11/17	SCB	4,069
USD	1,434,004	TWD	48,352,000	01/17	BNP	(67,519)
USD	692,260	TWD	23,343,000	01/17	CIT	(32,600)
USD	1,188,498	TWD	40,000,000	01/17	DUB	(53,479)
USD	206,422	TWD	6,589,000	01/17	DUB	1,880
USD	678,906	TWD	23,038,000	01/17	GSC	(36,546)
USD	2,296,143	TWD	77,065,000	01/17	JPM	(97,324)
USD	1,508,319	TWD	50,462,000	02/17	BNP	(60,870)
USD	688,793	TWD	23,109,000	02/17	CIT	(30,069)
USD	2,277,988	TWD	76,381,000	02/17	GSC	(95,889)
USD	1,237,095	TWD	41,580,000	02/17	SCB	(54,996)
USD	2,438,030	ZAR	35,477,000	02/17	JPM	(118,966)
USD	445,349	ZAR	6,130,000	02/17	JPM	2,071
ZAR	41,607,000	USD	3,003,204	02/17	JPM	(2,931)

Total Forward Foreign Currency Contracts						$187,395

(f)	Purchased options outstanding as of December 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.80	01/18/17	JPM	$3,500,000	$33,215	$109,753
Call - CNH versus USD	6.74	03/07/17	JPM	2,550,000	41,438	131,062
Call - CNH versus USD	6.82	04/19/17	SCB	2,500,000	39,500	117,885
Call - CNH versus USD	6.47	06/15/17	SCB	3,668,000	82,232	376,338
Call - CNH versus USD	6.89	08/03/17	HSB	18,736,000	414,066	1,001,645
Call - CNH versus USD	6.90	11/02/17	BNP	600,000	17,040	36,289

					627,491	1,772,972

Put - SEK versus EUR	SEK 9.45	04/27/17	GSC	EUR 1,209,000	8,113	12,979
Put - SEK versus EUR	9.53	04/27/17	CIT	2,478,000	23,393	36,020
Put - SEK versus EUR	9.44	05/01/17	GSC	2,458,000	16,994	25,584
Put - SEK versus EUR	9.55	05/02/17	BNP	1,229,000	11,703	19,446
Put - SEK versus EUR	9.49	05/16/17	BNP	1,230,000	11,825	16,959
Put - SEK versus EUR	9.50	05/17/17	GSC	1,229,000	11,373	17,451
Put - SEK versus EUR	9.45	05/23/17	CIT	1,858,000	16,669	22,942

					100,070	151,381

					$727,561	$1,924,353

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	16	$173,150	$255,387

Total Purchased Options					$900,711	$2,179,740

(g)	Transactions in written options for the nine-month period ended December 31, 2016 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2016	21,578,000	$1,421,192
Call Options Written	15,325,141	444,799
Call Options Expired	(25,758,000)	(1,452,825)

Outstanding, December 31, 2016	11,145,141	$413,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

(h)	Premiums received and value of written options outstanding as of December 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.80	01/18/17	JPM	$3,500,000	$63,175	($109,753)
Call - CNH versus USD	6.74	03/07/17	MSC	2,550,000	81,473	(131,062)
Call - CNH versus USD	6.82	04/19/17	SCB	2,500,183	69,220	(117,894)
Call - CNH versus USD	6.47	06/15/17	SCB	697,105	53,676	(71,481)
Call - CNH versus USD	6.47	06/15/17	SCB	1,897,853	145,622	(194,093)

Total Written Options					$413,166	($624,283)

(i)	Swap agreements outstanding as of December 31, 2016 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	03/20/18	CIT	0.621%	$1,200,000	($5,937)	$83,000	($88,937)
Thailand Government	1.000%	03/20/18	CIT	0.237%	475,000	(4,584)	(2,363)	(2,221)
Croatia Government	1.000%	03/20/18	HSB	0.621%	313,000	(1,549)	29,014	(30,563)
China Government	1.000%	03/20/18	JPM	0.383%	1,100,000	(8,647)	(17,333)	8,686
Croatia Government	1.000%	03/20/18	MSC	0.621%	2,262,000	(11,192)	194,313	(205,505)
Lebanon Government	5.000%	03/20/18	JPM	3.552%	689,000	(13,043)	(29,026)	15,983
Croatia Government	1.000%	06/20/18	CIT	0.722%	800,000	(3,521)	76,719	(80,240)
Croatia Government	1.000%	06/20/18	MSC	0.722%	921,000	(4,053)	92,071	(96,124)
Lebanon Government	5.000%	12/20/18	GSC	3.985%	663,000	(13,756)	(39,103)	25,347
Qatar Government	1.000%	03/20/19	GSC	0.273%	490,000	(8,014)	(8,606)	592
Croatia Government	1.000%	03/20/20	BNP	1.555%	330,000	5,585	23,005	(17,420)
Croatia Government	1.000%	06/20/20	CIT	1.678%	443,000	9,860	34,132	(24,272)
Croatia Government	1.000%	06/20/20	GSC	1.678%	700,000	15,580	54,113	(38,533)
Qatar Government	1.000%	12/20/20	GSC	0.654%	1,120,000	(15,308)	21,581	(36,889)
Qatar Government	1.000%	06/20/21	BNP	0.743%	710,000	(8,090)	3,456	(11,546)
Qatar Government	1.000%	06/20/21	CIT	0.743%	937,457	(10,682)	5,719	(16,401)
Qatar Government	1.000%	06/20/21	DUB	0.743%	2,040,000	(23,244)	11,255	(34,499)
Qatar Government	1.000%	06/20/21	GSC	0.743%	1,241,000	(14,140)	5,274	(19,414)
Lebanon Government	5.000%	06/20/21	GSC	5.151%	500,000	2,050	(3,949)	5,999
Malaysia Government	1.000%	12/20/21	BNP	1.368%	1,375,000	23,010	14,101	8,909
Italian Government	1.000%	12/20/21	CIT	1.655%	200,000	5,906	6,024	(118)
Malaysia Government	1.000%	12/20/21	GSC	1.368%	634,000	10,610	6,101	4,509
Malaysia Government	1.000%	12/20/21	HSB	1.368%	1,344,000	22,492	12,386	10,106
Malaysia Government	1.000%	12/20/21	JPM	1.368%	313,000	5,238	2,805	2,433
Qatar Government	1.000%	12/20/22	GSC	0.964%	350,000	(820)	(3,911)	3,091
Mexico Government	1.000%	12/20/22	HSB	1.749%	146,000	5,908	4,881	1,027
Qatar Government	1.000%	12/20/23	GSC	1.070%	300,000	1,233	284	949
Qatar Government	1.000%	09/20/24	GSC	1.130%	290,000	2,533	(622)	3,155
South Africa Government	1.000%	12/20/25	BNP	2.706%	4,107,000	495,301	748,575	(253,274)

						458,726	1,323,896	(865,170)

			Exchange
Colombia Government	1.000%	06/20/21	ICE	1.379%	1,849,063	35,154	105,241	(70,087)
Mexico Government	1.000%	06/20/21	ICE	1.533%	1,530,000	25,042	49,401	(24,359)
South Africa Government	1.000%	06/20/21	ICE	1.906%	6,450,000	249,791	543,308	(293,517)
Spain Government	1.000%	06/20/21	ICE	0.722%	1,000,000	(11,832)	(3,275)	(8,557)
Chile Government	1.000%	12/20/21	ICE	0.810%	2,370,027	(19,450)	(6,479)	(12,971)
Colombia Government	1.000%	12/20/21	ICE	1.560%	1,854,000	53,871	75,281	(21,410)
Italy Government	1.000%	12/20/21	ICE	1.591%	5,535,000	155,031	110,185	44,846
Colombia Government	1.000%	12/20/26	ICE	2.346%	117,000	12,970	13,557	(587)

						500,577	887,219	(386,642)

						$959,303	$2,211,115	($1,251,812)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	03/20/17	CIT	0.356%	$290,000	$505	($4,056)	$4,561
Turkey Government	1.000%	12/20/17	GSC	0.966%	360,000	227	(6,409)	6,636
Turkey Government	1.000%	09/20/18	GSC	1.352%	2,615,000	(14,797)	(48,135)	33,338
Turkey Government	1.000%	09/20/18	MSC	1.352%	2,940,000	(16,636)	(54,511)	37,875
Slovenia Government	1.000%	03/20/20	GSC	0.668%	955,000	10,322	(11,642)	21,964
Turkey Government	1.000%	06/20/20	BNP	2.098%	2,488,000	(89,226)	(125,661)	36,435
Turkey Government	1.000%	09/20/20	BNP	2.188%	900,000	(37,237)	(68,295)	31,058
Saudi Arabia Government	1.000%	12/20/20	CIT	0.926%	461,352	1,470	(11,132)	12,602
Saudi Arabia Government	1.000%	12/20/20	DUB	0.926%	230,000	733	(5,126)	5,859
Saudi Arabia Government	1.000%	12/20/20	HSB	0.926%	320,000	1,019	(7,524)	8,543
Saudi Arabia Government	1.000%	06/20/21	CIT	1.033%	1,390,000	(1,493)	(35,642)	34,149
Saudi Arabia Government	1.000%	06/20/21	GSC	1.033%	831,000	(892)	(25,322)	24,430
Saudi Arabia Government	1.000%	06/20/21	JPM	1.033%	300,000	(322)	(7,753)	7,431
Mexico Government	1.000%	12/20/21	BNP	1.548%	5,994,000	(150,787)	(185,868)	35,081
Philippine Government	1.000%	12/20/21	BNP	1.095%	185,000	(765)	(1,700)	935
Mexico Government	1.000%	12/20/21	CIT	1.548%	934,292	(23,503)	(28,532)	5,029
Brazil Government	1.000%	12/20/21	DUB	2.743%	833,000	(65,574)	(76,213)	10,639
Mexico Government	1.000%	12/20/21	GSC	1.548%	1,552,000	(39,043)	(49,449)	10,406
Philippine Government	1.000%	12/20/21	GSC	1.095%	628,000	(2,597)	(4,241)	1,644
Philippine Government	1.000%	12/20/21	HSB	1.095%	805,000	(3,328)	(6,255)	2,927
Turkey Government	1.000%	12/20/26	BNP	3.321%	2,680,881	(472,589)	(455,547)	(17,042)
Turkey Government	1.000%	12/20/26	GSC	3.321%	547,119	(96,448)	(93,525)	(2,923)

						(1,000,961)	(1,312,538)	311,577

			Exchange
Brazil Government	1.000%	12/20/21	ICE	2.588%	1,580,000	(125,267)	(146,653)	21,386
Mexico Government	1.000%	12/20/21	ICE	1.699%	350,000	(8,868)	(11,212)	2,344

						(134,135)	(157,865)	23,730

						($1,135,096)	($1,470,403)	$335,307

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$220,000	($12,699)	($19,906)	$7,207

					($188,492)	$720,806	($909,298)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	RUB 309,937,000	$468,009	$—	$468,009
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	28,096	—	28,096

					496,105	—	496,105

	Exchange
1-Day BRL-CETIP	CME	11.775%	01/02/19	BRL 8,185,722	23,564	—	23,564
1-Day BRL-CETIP	CME	11.920%	01/02/19	1,627,988	6,024	—	6,024
1-Day BRL-CETIP	CME	12.000%	01/02/19	9,620,814	40,560	—	40,560
3-Month USD-LIBOR	LCH	1.744%	07/31/20	$1,800,000	(1,944)	—	(1,944)
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	(592)	—	(592)
3-Month USD-LIBOR	LCH	1.560%	08/22/20	713,000	(5,681)	—	(5,681)
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	(738)	—	(738)
3-Month USD-LIBOR	LCH	1.424%	10/28/20	680,000	(9,729)	—	(9,729)
3-Month USD-LIBOR	LCH	1.426%	10/28/20	680,000	(9,666)	—	(9,666)
3-Month USD-LIBOR	LCH	1.540%	11/05/20	706,000	(7,142)	—	(7,142)
3-Month USD-LIBOR	LCH	1.555%	11/09/20	683,000	(6,568)	—	(6,568)
3-Month USD-LIBOR	LCH	1.114%	02/23/21	441,000	(13,108)	—	(13,108)
3-Month USD-LIBOR	LCH	1.272%	03/07/21	1,072,000	(25,386)	—	(25,386)
3-Month USD-LIBOR	LCH	1.158%	06/23/21	344,000	(11,045)	—	(11,045)
3-Month USD-LIBOR	LCH	1.170%	06/24/21	230,000	(7,265)	—	(7,265)
3-Month USD-LIBOR	LCH	1.179%	06/24/21	315,000	(9,826)	—	(9,826)
3-Month USD-LIBOR	LCH	1.189%	06/27/21	315,000	(9,726)	—	(9,726)
3-Month USD-LIBOR	LCH	1.207%	06/27/21	316,000	(9,515)	—	(9,515)
3-Month USD-LIBOR	LCH	1.209%	06/27/21	315,000	(9,450)	—	(9,450)
3-Month USD-LIBOR	LCH	0.966%	06/28/21	350,000	(14,217)	—	(14,217)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	316,000	(12,941)	—	(12,941)
3-Month USD-LIBOR	LCH	0.965%	06/29/21	190,000	(7,731)	—	(7,731)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	315,000	(12,769)	—	(12,769)
3-Month USD-LIBOR	LCH	1.206%	07/25/21	3,600,000	(111,636)	—	(111,636)
3-Month USD-LIBOR	LCH	1.199%	09/01/21	1,503,000	(49,048)	—	(49,048)
3-Month USD-LIBOR	LCH	1.212%	09/02/21	1,283,000	(41,169)	—	(41,169)
6-Month PLN-WIBOR	LCH	2.410%	12/13/21	PLN 1,172,000	1,004	—	1,004
3-Month USD-LIBOR	LCH	2.100%	07/27/22	$737,000	3,591	—	3,591
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	1,514	—	1,514
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	NZD 2,142,000	57,089	—	57,089
28-Day MXN-TIIE	CME	6.235%	10/02/25	MXN 14,959,000	(77,705)	—	(77,705)
3-Month USD-LIBOR	LCH	1.606%	05/10/26	$1,913,000	(114,156)	—	(114,156)
3-Month USD-LIBOR	LCH	1.686%	06/03/26	480,000	(25,651)	—	(25,651)
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 27	1	(2)	3
28-Day MXN-TIIE	CME	6.088%	06/30/26	MXN 18,000,000	(110,653)	—	(110,653)
28-Day MXN-TIIE	CME	6.126%	06/30/26	32,200,000	(193,781)	—	(193,781)
28-Day MXN-TIIE	CME	6.235%	07/08/26	27,900,000	(157,783)	—	(157,783)
3-Month NZD Bank Bills	LCH	2.485%	07/25/26	NZD 1,000,000	(56,551)	—	(56,551)
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 1,850,000	(22,593)	—	(22,593)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	1,334,000	(16,505)	—	(16,505)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	483,000	(5,563)	—	(5,563)
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	1,787,000	(19,854)	—	(19,854)
6-Month PLN-WIBOR	LCH	2.490%	10/13/26	510,000	(3,760)	—	(3,760)
6-Month PLN-WIBOR	LCH	2.460%	10/19/26	779,000	(6,254)	—	(6,254)
6-Month PLN-WIBOR	LCH	2.470%	10/19/26	519,000	(4,060)	—	(4,060)
6-Month PLN-WIBOR	LCH	2.430%	10/20/26	570,000	(4,932)	—	(4,932)
6-Month PLN-WIBOR	LCH	2.443%	10/20/26	778,000	(6,524)	—	(6,524)
6-Month PLN-WIBOR	LCH	2.460%	10/28/26	1,285,000	(10,391)	—	(10,391)
6-Month PLN-WIBOR	LCH	2.470%	10/28/26	514,000	(4,050)	—	(4,050)
6-Month PLN-WIBOR	LCH	2.500%	10/31/26	771,000	(5,606)	—	(5,606)
6-Month PLN-WIBOR	LCH	2.560%	11/02/26	514,000	(3,114)	—	(3,114)
6-Month PLN-WIBOR	LCH	2.514%	11/04/26	2,826,000	(19,860)	—	(19,860)
6-Month PLN-WIBOR	LCH	2.540%	11/07/26	514,000	(3,348)	—	(3,348)
6-Month PLN-WIBOR	LCH	2.500%	11/08/26	514,000	(3,772)	—	(3,772)
6-Month PLN-WIBOR	LCH	2.516%	11/10/26	1,419,000	(9,947)	—	(9,947)

					(1,139,958)	(2)	(1,139,956)

					($643,853)	($2)	($643,851)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	SAR 3,990,000	$25,763	$—	$25,763
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	23,503	—	23,503
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	4,051,000	(25,285)	—	(25,285)
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	5,460,000	27,413	—	27,413
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	2,118,000	(298)	—	(298)
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	4,235,000	(6,335)	—	(6,335)
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 360,000	1,155	—	1,155
3-Month AED-EIBOR	GSC	2.505%	06/15/21	360,000	1,156	—	1,156
3-Month AED-EIBOR	GSC	2.590%	06/16/21	359,000	762	—	762
3-Month AED-EIBOR	GSC	2.520%	06/21/21	359,000	1,111	—	1,111
3-Month AED-EIBOR	GSC	2.755%	06/23/21	1,350,000	(450)	—	(450)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	1,123,000	(65)	—	(65)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	1,123,000	(356)	—	(356)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	899,000	(576)	—	(576)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	1,123,000	(865)	—	(865)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	899,000	(693)	—	(693)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	1,100,000	4,874	—	4,874
3-Month AED-EIBOR	DUB	2.370%	06/29/21	1,248,000	5,979	—	5,979
3-Month AED-EIBOR	DUB	2.390%	06/29/21	1,135,000	5,144	—	5,144
3-Month AED-EIBOR	DUB	2.345%	07/25/21	6,100,000	40,633	—	40,633
3-Month SAR-SAIBOR	DUB	3.435%	07/25/21	SAR 9,700,000	(45,614)	—	(45,614)
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 5,597,000	6,885	—	6,885
3-Month ILS-TELBOR	GSC	0.761%	09/02/21	4,900,000	4,028	—	4,028
3-Month KRW-KWCDC	BNP	1.311%	10/07/21	KRW 4,364,900,000	58,505	—	58,505
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 2,892,000	28,438	—	28,438
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	29,500	—	29,500
3-Month SAR-SAIBOR	GSC	3.380%	05/10/26	8,945,000	82,650	—	82,650
3-Month SAR-SAIBOR	GSC	3.710%	06/06/26	1,540,000	3,220	—	3,220

					270,182	—	270,182

	Exchange
3-Month USD-LIBOR	LCH	1.250%	03/15/19	$1,271,000	7,724	10,101	(2,377)
6-Month EUR-LIBOR	LCH	0.000%	03/15/20	EUR 645,000	(1,578)	(1,246)	(332)
6-Month HUF-BUBOR	LCH	1.265%	12/13/21	HUF 80,325,000	(2,036)	—	(2,036)
6-Month EUR-LIBOR	LCH	0.000%	03/15/22	EUR 13,182,000	78,065	120,436	(42,371)
1-Day BRL-CETIP	CME	11.842%	01/02/23	BRL 2,597,748	(18,772)	—	(18,772)
1-Day BRL-CETIP	CME	11.940%	01/02/23	512,510	(4,659)	—	(4,659)
1-Day BRL-CETIP	CME	12.020%	01/02/23	3,042,306	(32,607)	—	(32,607)
3-Month USD-LIBOR	LCH	1.295%	07/13/26	$239,000	21,236	—	21,236
3-Month USD-LIBOR	LCH	1.300%	07/13/26	559,000	49,398	—	49,398
3-Month USD-LIBOR	LCH	1.368%	07/14/26	623,000	51,351	—	51,351
3-Month USD-LIBOR	LCH	1.427%	07/21/26	820,000	63,535	—	63,535
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 131,000,000	13,289	—	13,289
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	92,200,000	8,995	—	8,995
3-Month USD-LIBOR	LCH	1.418%	08/18/26	$1,061,000	83,993	—	83,993
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	HUF 89,324,000	11,161	—	11,161
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	36,212,000	4,060	—	4,060
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	35,307,000	3,905	—	3,905
6-Month HUF-BUBOR	LCH	2.140%	10/13/26	35,971,000	1,903	—	1,903
6-Month HUF-BUBOR	LCH	2.090%	10/19/26	91,497,000	6,374	—	6,374
6-Month HUF-BUBOR	LCH	2.040%	10/20/26	94,781,000	8,059	—	8,059
6-Month HUF-BUBOR	LCH	2.060%	10/28/26	88,749,000	7,119	—	7,119
6-Month HUF-BUBOR	LCH	2.075%	10/28/26	35,850,000	2,710	—	2,710
6-Month HUF-BUBOR	LCH	2.085%	11/02/26	53,716,000	3,953	—	3,953
6-Month HUF-BUBOR	LCH	2.180%	11/03/26	35,967,000	1,599	—	1,599
6-Month HUF-BUBOR	LCH	2.134%	11/04/26	193,963,000	11,419	—	11,419
6-Month HUF-BUBOR	LCH	2.150%	11/07/26	35,266,000	1,937	—	1,937
6-Month HUF-BUBOR	LCH	2.120%	11/08/26	35,033,000	2,252	—	2,252
6-Month HUF-BUBOR	LCH	2.145%	11/10/26	96,456,000	5,465	—	5,465
6-Month EUR-LIBOR	LCH	0.750%	03/15/27	EUR 2,402,000	(11,813)	12,126	(23,939)
6-Month JPY-LIBOR	LCH	0.609%	12/19/46	JPY 52,510,000	29,147	—	29,147
6-Month JPY-LIBOR	LCH	0.618%	12/19/46	43,490,000	23,233	—	23,233
6-Month JPY-LIBOR	LCH	0.783%	12/19/46	47,720,000	6,259	—	6,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	LCH	0.813%	12/19/46	JPY 45,572,000	$2,639	$—	$2,639
3-Month USD-LIBOR	LCH	2.250%	03/15/47	$1,212,000	94,722	138,504	(43,782)

					534,037	279,921	254,116

					$804,219	$279,921	$524,298

					$160,366	$279,919	($119,553)

Total Swap Agreements					($28,126)	$1,000,725	($1,028,851)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2016:

		Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$582,921	$—	$582,921	$—
	Corporate Bond & Notes	1,140,114	—	1,140,114	—
	Senior Loan Notes	681,298	—	—	681,298
	Mortgage-Backed Securities	329,330	—	329,330	—
	Foreign Government Bonds & Notes	60,039,753	—	60,039,753	—
	Short-Term Investments	18,185,466	10,143,131	8,042,335	—
	Derivatives:
	Credit Contracts
	Swaps	1,151,441	—	1,151,441	—
	Equity Contracts
	Purchased Options	255,387	—	255,387	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,226,634	—	3,226,634	—
	Purchased Options	1,924,353	—	1,924,353	—

	Total Foreign Currency Contracts	5,150,987	—	5,150,987	—

	Interest Rate Contracts
	Futures	72,661	72,661	—	—
	Swaps	1,585,673	—	1,585,673	—

	Total Interest Rate Contracts	1,658,334	72,661	1,585,673	—

	Total Assets - Derivatives	8,216,149	72,661	8,143,488	—

	Total Assets	89,175,031	10,215,792	78,277,941	681,298

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(987,048)	—	(987,048)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,339,933)	—	(1,339,933)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,039,239)	—	(3,039,239)	—
	Written Options	(624,283)	—	(624,283)	—

	Total Foreign Currency Contracts	(3,663,522)	—	(3,663,522)	—

	Interest Rate Contracts
	Swaps	(1,425,307)	—	(1,425,307)	—

	Total Liabilities - Derivatives	(6,428,762)	—	(6,428,762)	—

	Total Liabilities	(7,415,810)	—	(7,415,810)	—

	Total	$81,759,221	$10,215,792	$70,862,131	$681,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2016:

	Senior Loan Notes	Foreign Government Bonds & Notes	Total
Value, Beginning of Year	$—	$2,124,945	$2,124,945
Purchases	—	644,887	644,887
Sales (Includes Paydowns)	—	(1,359,522)	(1,359,522)
Accrued Discounts (Premiums)	—	(18,345)	(18,345)
Net Realized Gains (Losses)	—	(49,354)	(49,354)
Change in Net Unrealized Appreciation (Depreciation)	—	9,190	9,190
Transfers In	681,298	—	681,298
Transfers Out	—	(1,351,801)	(1,351,801)

Value, End of Period	$681,298	$—	$681,298

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$—	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$681,298	2	3	Methodology Approved by the Trustee Valuation Committee (observable inputs)	Methodology Approved by The trustee Valuation Committee (unobservable inputs)
1,351,801	3	2	Unobservable Single Broker Quote	Vendor Price (observable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2016

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Issuer filed bankrupcy and/or is in default as of December 31, 2016.
¥	All or a portion of this senior loan position has not settled. Contract rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the Fund as of December 31, 2016 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corporation

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index-High Yield

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2016

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

December 31, 2016 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of December 31, 2016, the Trust was comprised of forty-one separate funds, as presented in the Schedules of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)
PF Floating Rate Loan Fund (4)
PF Inflation Managed Fund (4)
PF Managed Bond Fund (4)

Fund
PF Short Duration Bond Fund (4)
PF Emerging Markets Debt Fund (4)
PF Comstock Fund (4)
PF Developing Growth Fund (4) (5)
PF Growth Fund (4)
PF Large-Cap Growth Fund (4)
PF Large-Cap Value Fund (4)
PF Main Street® Core Fund (4)
PF Mid-Cap Equity Fund (4)
PF Mid-Cap Growth Fund (4)
PF Mid-Cap Value Fund (4)
PF Small-Cap Value Fund (4)
PF Emerging Markets Fund (4)
PF International Large-Cap Fund (4)
PF International Small-Cap Fund (4)
PF International Value Fund (4)
PF Real Estate Fund (4)
PF Currency Strategies Fund (4)
PF Equity Long/Short Fund (4)
PF Global Absolute Return Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.
(5)	This Fund was formerly named PF Small-Cap Growth Fund.

On September 21, 2016, the Trust’s Board of Trustees approved plans of liquidation for the PF Floating Rate Loan and PF Absolute Return Funds. All outstanding shares in PF Absolute Return Fund were fully redeemed by the applicable Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (collectively, the “Fund of Funds”) on August 3, 2016. The PF Absolute Return Fund held no assets and had no liabilities as of December 31, 2016; as such, the Schedule of Investments and other information for the PF Absolute Return Fund are not presented in this report. PF Floating Rate Loan Fund has not yet liquidated as of the date of this report.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an

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investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Options, and Swaps

Exchange traded futures contracts, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds High Income and Pacific Funds Small-Cap Growth, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, reported last sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are

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determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche

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type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when observable and timely valuation adjustments are applied to exchange listed option contracts; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps - Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Total Return Swaps - Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 5).

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Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2016, no participation interest in Senior Loans was held by any Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may

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receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities

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of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a future broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

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The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements may be privately negotiated in the OTC market or executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other

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deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront

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December 31, 2016 (Unaudited)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds held volatility swaps as of December 31, 2016.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S.

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December 31, 2016 (Unaudited)

Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

As of December 31, 2016, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2016 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$3,767,619	$26,657,769	$375,404	$3,188,068	($62,848)	($556,717)	$26,993,159	2,570,777
Pacific Funds High Income	21,412,757	146,636	506,483	19,770,398	(1,284,466)	2,574,859	3,585,871	356,803
PF Floating Rate Loan	20,848,103	80,799	471,674	19,757,715	(27,100)	329,916	1,945,677	268,000
PF Inflation Managed	9,529,694	69,259	—	6,243,769	(155,002)	237,509	3,437,691	391,537
PF Managed Bond	99,713,795	85,205,710	4,133,494	21,446,624	(165,668)	(2,659,630)	164,781,077	15,738,403
PF Short Duration Bond	31,554,039	26,207,164	389,017	16,639,268	(135,294)	(61,370)	41,314,288	4,202,878
PF Emerging Markets Debt	16,126,216	2,220,027	581,175	14,217,557	20,516	774,130	5,504,507	620,576
Pacific Funds Small-Cap Growth	—	945,236	—	951,198	5,962		—
PF Comstock	15,036,227	1,372,947	925,349	9,354,406	412,304	485,538	8,877,959	603,532
PF Growth	8,780,644	61,070	54,816	7,123,743	811,338	(536,720)	2,047,405	107,419
PF Large-Cap Growth	10,572,133	79,871	133,775	9,016,300	133,022	178,062	2,080,563	226,888
PF Large-Cap Value	25,894,548	3,032,267	620,642	11,662,253	120,160	1,606,906	19,612,270	1,229,609
PF Main Street Core	9,479,754	317,409	153,593	1,484,177	(214,806)	1,029,979	9,281,752	701,039
PF Mid-Cap Equity	3,817,489	26,741	327,921	2,390,066	868,468	(771,885)	1,878,668	179,777
PF Mid-Cap Growth	1,610,994	190,141	109,193	1,024,691	(56,529)	40,104	869,212	130,122
PF Mid-Cap Value	18,535,412	130,364	92,903	12,602,171	348,428	1,294,228	7,799,164	703,261
PF Small-Cap Value	3,960,141	814,613	204,926	707,157	19,804	795,762	5,088,089	419,809
PF Emerging Markets	—	7,603,765	25,686	2,822,123	56,044	63,734	4,927,106	396,070
PF International Large-Cap	15,985,343	133,394	149,474	8,886,302	(377,144)	662,431	7,667,196	456,109
PF International Small-Cap	—	3,982,820	185,760	2,100,003	(100,337)	(201,510)	1,766,730	184,226
PF International Value	8,116,531	78,624	178,649	3,031,267	(169,117)	481,113	5,654,533	648,456
PF Real Estate	—	2,550,002	149,334	265,669	(13,883)	(130,765)	2,289,019	152,195
PF Absolute Return (3)	14,210,756	98,718	—	14,515,599	(1,164,010)	1,370,135	—	—
PF Currency Strategies	9,396,143	1,870,033	737,507	4,980,768	176,764	(314,262)	6,885,417	748,415
PF Equity Long/Short	10,454,915	1,447,635	1,194,534	5,165,077	147,094	(644,034)	7,435,067	783,463
PF Global Absolute Return	18,395,056	158,554	249,114	12,077,066	(1,023,143)	1,344,277	7,046,792	770,984
	$377,198,309	$165,481,568	$11,950,423	$211,423,435	($1,829,443)	$7,391,790	$348,769,212

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$4,343,072	$31,133,997	$426,604	$4,457,991	($91,259)	($624,535)	$30,729,888	2,926,656
Pacific Funds High Income	24,789,690	118,568	512,376	24,231,045	(1,649,143)	3,052,616	2,593,062	258,016
PF Floating Rate Loan	24,832,892	64,339	664,137	23,098,007	(836,314)	1,112,547	2,739,594	377,355
PF Inflation Managed	11,924,833	30,741	—	8,364,958	(249,485)	344,648	3,685,779	419,793
PF Managed Bond	113,773,420	106,634,135	4,970,839	23,033,994	(260,163)	(3,632,879)	198,451,358	18,954,284
PF Short Duration Bond	24,177,862	15,974,773	216,144	17,377,978	(13,294)	(38,094)	22,939,413	2,333,613
PF Emerging Markets Debt	20,996,361	87,432	778,772	15,340,836	(188,389)	1,038,796	7,372,136	831,131
Pacific Funds Small-Cap Growth	—	1,630,627	30,100	177,255	2,469	100,785	1,586,726	147,740
PF Comstock	22,413,185	1,654,272	2,023,711	8,103,951	740,379	777,304	19,504,900	1,325,962
PF Developing Growth	2,109,319	10,215	—	1,262,670	(130,060)	264,084	990,888	93,392
PF Growth	14,523,411	2,366,287	228,246	8,823,026	1,233,005	(973,823)	8,554,100	448,798
PF Large-Cap Growth	16,728,134	2,445,891	556,794	11,251,179	918,687	(704,602)	8,693,725	948,062
PF Large-Cap Value	38,700,795	4,706,109	1,344,482	5,162,378	(5,760)	3,060,047	42,643,295	2,673,561
PF Main Street Core	16,390,394	9,987,379	416,754	3,364,311	58,930	1,775,768	25,264,914	1,908,226
PF Mid-Cap Equity	14,836,861	45,280	936,825	10,941,425	1,109,058	(589,630)	5,396,969	516,456
PF Mid-Cap Growth	3,719,570	13,428	155,945	2,699,500	(70,535)	127,018	1,245,926	186,516
PF Mid-Cap Value	28,396,904	109,106	165,288	17,458,585	487,672	2,170,414	13,870,799	1,250,748
PF Small-Cap Value	10,994,635	1,414,475	490,968	2,672,928	74,255	1,946,640	12,248,045	1,010,565
PF Emerging Markets	6,460,946	17,343,936	82,290	8,589,711	(225,811)	704,631	15,776,281	1,268,190
PF International Large-Cap	26,317,189	2,411,826	437,589	6,940,708	(762,886)	971,559	22,434,569	1,334,597
PF International Small-Cap	11,509,958	49,929	397,358	8,115,351	400,479	(453,893)	3,788,480	395,045
PF International Value	12,943,264	6,421,347	497,857	4,596,125	(472,167)	969,742	15,763,918	1,807,789
PF Real Estate	2,924,858	4,067,119	411,202	770,372	(7,283)	(309,065)	6,316,459	419,977
PF Absolute Return (3)	16,866,039	45,462	—	17,035,929	(1,516,852)	1,641,280	—	—
PF Currency Strategies	16,570,366	4,878,315	1,056,966	12,711,991	419,746	(347,863)	9,865,539	1,072,341
PF Equity Long/Short	21,480,809	1,014,564	1,713,988	12,800,679	363,132	(1,107,489)	10,664,325	1,123,743
PF Global Absolute Return	26,459,681	92,186	355,778	17,293,744	(1,492,388)	1,940,091	10,061,604	1,100,832
	$535,184,448	$214,751,738	$18,871,013	$276,676,627	($2,163,977)	$13,216,097	$503,182,692

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December 31, 2016 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$7,850,375	$50,606,786	$681,161	$8,409,040	($172,137)	($963,150)	$49,593,995	4,723,238
Pacific Funds High Income	51,975,300	102,604	952,841	52,133,830	(3,328,358)	6,072,852	3,641,409	362,329
PF Floating Rate Loan	34,119,079	3,521,974	814,233	35,627,666	(804,330)	1,335,456	3,358,746	462,637
PF Inflation Managed	25,010,322	29,104	—	20,441,343	(200,514)	418,764	4,816,333	548,557
PF Managed Bond	170,051,568	228,016,615	8,910,243	43,615,373	(429,133)	(7,442,551)	355,491,369	33,953,330
PF Short Duration Bond	20,198,425	36,572,250	321,143	22,795,809	312,871	(572,304)	34,036,576	3,462,520
PF Emerging Markets Debt	47,860,896	55,582	2,175,077	30,675,340	(896,484)	2,042,683	20,562,414	2,318,198
Pacific Funds Small-Cap Growth	—	5,358,735	98,391	598,211	7,026	328,382	5,194,323	483,643
PF Comstock	89,047,263	7,502,362	7,700,181	35,992,197	2,463,570	3,426,986	74,148,165	5,040,664
PF Developing Growth	11,761,759	36,096	—	9,004,677	(331,546)	1,001,992	3,463,624	326,449
PF Growth	48,590,995	4,788,129	1,138,625	12,508,642	336,713	330,040	42,675,860	2,239,027
PF Large-Cap Growth	59,837,565	6,056,541	2,765,842	25,785,773	(861,042)	1,181,336	43,194,469	4,710,411
PF Large-Cap Value	120,076,728	46,533,433	5,147,425	19,162,871	(77,556)	10,549,367	163,066,526	10,223,607
PF Main Street Core	82,677,535	37,634,131	1,918,603	14,680,622	(50,516)	8,737,218	116,236,349	8,779,180
PF Mid-Cap Equity	53,187,962	65,416	5,278,218	29,207,077	3,349,069	(2,283,477)	30,390,111	2,908,145
PF Mid-Cap Growth	25,003,396	63,450	702,595	20,851,955	(1,027,490)	1,724,448	5,614,444	840,486
PF Mid-Cap Value	99,088,879	121,328	717,744	49,983,856	1,421,473	8,721,603	60,087,171	5,418,140
PF Small-Cap Value	74,965,428	89,055	2,127,649	34,000,990	1,413,820	8,445,022	53,039,984	4,376,236
PF Emerging Markets	40,077,962	57,109,609	370,459	28,823,655	(268,325)	2,461,661	70,927,711	5,701,584
PF International Large-Cap	111,851,238	2,698,344	1,628,382	33,999,810	(3,609,871)	4,805,678	83,373,961	4,959,783
PF International Small-Cap	48,445,168	83,207	1,488,947	35,868,114	1,874,509	(1,831,862)	14,191,855	1,479,860
PF International Value	52,627,712	24,109,786	2,142,986	13,301,742	(1,353,561)	3,582,241	67,807,422	7,776,081
PF Real Estate	25,237,728	2,140,802	1,502,073	4,299,145	(163,319)	(1,354,566)	23,063,573	1,533,482
PF Absolute Return (3)	29,182,868	71,594	—	29,526,908	(2,582,844)	2,855,290	—	—
PF Currency Strategies	47,871,586	12,846,732	3,728,144	29,119,838	1,043,553	(1,617,632)	34,752,545	3,777,451
PF Equity Long/Short	79,726,758	83,074	4,810,529	52,446,687	1,295,610	(3,611,708)	29,857,576	3,146,215
PF Global Absolute Return	60,794,198	7,710,939	1,248,706	35,424,935	(3,012,938)	3,952,455	35,268,425	3,858,690
	$1,517,118,693	$534,007,678	$58,370,197	$728,286,106	($5,651,750)	$52,296,224	$1,427,854,936

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$—	$18,229,818	$189,883	$1,136,306	($16,216)	($399,870)	$16,867,309	1,606,410
Pacific Funds High Income	15,813,461	5,445,956	367,773	22,600,608	(361,844)	1,420,120	84,858	8,444
PF Inflation Managed	5,574,037	2,444	—	5,626,097	29,756	19,860	—
PF Managed Bond	37,959,868	102,269,558	3,171,510	13,204,538	(59,492)	(3,401,438)	126,735,468	12,104,629
PF Short Duration Bond	—	25,650,617	188,661	5,534,132	12,161	(282,649)	20,034,658	2,038,114
PF Emerging Markets Debt	22,611,246	11,026	1,410,157	10,892,842	(393,887)	608,545	13,354,245	1,505,552
Pacific Funds Small-Cap Growth	—	3,815,885	70,712	379,451	4,375	235,678	3,747,199	348,901
PF Comstock	67,529,382	70,210	6,669,147	14,759,689	545,041	4,258,413	64,312,504	4,372,026
PF Developing Growth	20,029,067	22,739	—	18,564,146	(1,528,611)	2,547,507	2,506,556	236,245
PF Growth	38,148,424	2,349,129	1,016,798	3,844,333	(104,481)	600,360	38,165,897	2,002,408
PF Large-Cap Growth	47,549,900	1,507,446	2,470,359	13,020,863	(1,172,048)	1,300,945	38,635,739	4,213,276
PF Large-Cap Value	87,769,657	60,337,470	4,486,775	18,744,715	(4,141)	8,550,445	142,395,491	8,927,617
PF Main Street Core	78,861,065	37,057,188	1,887,782	11,063,861	(485,138)	8,290,800	114,547,836	8,651,649
PF Mid-Cap Equity	75,605,089	36,585	4,740,829	55,792,834	2,894,972	(151,916)	27,332,725	2,615,572
PF Mid-Cap Growth	20,524,806	20,045	631,503	16,655,337	1,481,923	(948,993)	5,053,947	756,579
PF Mid-Cap Value	77,973,623	4,959,845	721,013	32,039,126	847,653	8,062,002	60,525,010	5,457,620
PF Small-Cap Value	82,867,697	39,917	1,716,872	50,677,986	2,585,555	6,325,238	42,857,293	3,536,080
PF Emerging Markets	52,627,580	18,812,992	281,605	19,677,024	(1,158,610)	3,123,404	54,009,947	4,341,636
PF International Large-Cap	98,790,612	14,132,773	1,718,362	27,281,442	(2,868,897)	3,641,013	88,132,421	5,242,857
PF International Small-Cap	42,555,104	21,269	1,605,356	28,828,438	1,680,590	(1,709,017)	15,324,864	1,598,005
PF International Value	49,085,542	26,366,915	1,958,240	17,551,501	(1,495,891)	3,698,370	62,061,675	7,117,165
PF Real Estate	29,991,927	1,851,445	1,760,041	5,073,006	108,474	(1,569,165)	27,069,716	1,799,848
PF Absolute Return (3)	7,782,404	6,944	—	7,864,883	(685,688)	761,223	—	—
PF Currency Strategies	45,486,128	22,029	2,675,995	23,185,435	772,133	(783,687)	24,987,163	2,715,996
PF Equity Long/Short	44,170,368	849,029	3,457,163	25,433,785	754,651	(2,280,879)	21,516,547	2,267,286
PF Global Absolute Return	21,678,421	16,257,200	896,853	13,453,251	(1,074,997)	1,068,983	25,373,209	2,776,062
	$1,070,985,408	$340,146,474	$44,093,389	$462,885,629	$307,343	$42,985,292	$1,035,632,277

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
PF Managed Bond	$—	$3,585,619	$82,154	$223,440	($1,153)	($140,930)	$3,302,250	315,401
PF Short Duration Bond	—	2,973,482	27,184	64,907	(227)	($40,734)	2,894,798	294,486
Pacific Funds Small-Cap Growth	—	2,281,511	42,715	183,581	1,688	140,846	2,283,179	212,587
PF Comstock	20,798,138	1,634,091	2,477,443	2,402,510	(23,262)	1,589,125	24,073,025	1,636,507
PF Developing Growth	8,306,349	364,809	—	7,584,716	920,763	(491,367)	1,515,838	142,869
PF Growth	12,683,090	8,880,980	540,004	1,643,126	(37,090)	23,261	20,447,119	1,072,776
PF Large-Cap Growth	16,278,571	5,300,900	1,308,112	1,970,650	(174,123)	(101,889)	20,640,921	2,250,918
PF Large-Cap Value	27,564,254	25,850,107	1,682,885	4,581,189	(49,500)	3,317,876	53,784,433	3,372,065
PF Main Street Core	24,230,337	17,273,221	680,791	3,307,951	(130,052)	2,693,086	41,439,432	3,129,866
PF Mid-Cap Equity	22,100,468	263,373	1,867,283	13,967,746	912,555	(315,649)	10,860,284	1,039,262
PF Mid-Cap Growth	7,917,203	64,810	190,873	6,892,419	1,078,294	(820,525)	1,538,236	230,275
PF Mid-Cap Value	26,907,733	1,270,271	227,597	11,920,413	44,129	2,632,748	19,162,065	1,727,869
PF Small-Cap Value	26,505,738	331,920	637,669	14,535,811	1,043,519	2,059,003	16,042,038	1,323,600
PF Emerging Markets	18,486,891	9,458,528	93,117	10,756,031	(598,683)	1,235,747	17,919,569	1,440,480
PF International Large-Cap	36,847,532	789,388	603,658	7,551,255	(789,261)	1,163,072	31,063,134	1,847,896
PF International Small-Cap	15,750,340	183,170	484,625	11,907,047	736,753	(592,648)	4,655,193	485,422
PF International Value	18,068,779	7,414,006	690,857	5,004,215	(754,686)	1,524,348	21,939,089	2,515,951
PF Real Estate	12,238,429	304,762	431,674	5,798,054	1,428,955	(1,918,251)	6,687,515	444,649
PF Currency Strategies	6,633,661	3,847,287	646,763	4,904,087	165,135	(329,675)	6,059,084	658,596
PF Equity Long/Short	11,053,168	145,789	918,708	5,965,826	165,362	(582,334)	5,734,867	604,306
PF Global Absolute Return	3,158,220	3,378,176	217,503	510,305	(76,149)	5,433	6,172,878	675,370
	$315,528,901	95,596,200	$13,851,615	$121,675,279	$3,862,967	$11,050,543	$318,214,947

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$568,387	$158,234	$17,439	$193,418	($11,321)	$31,191	$570,512	56,319
PF Inflation Managed	167,000	239,707	—	66,534	(140)	(336)	339,697	38,690
PF Emerging Markets Debt	574,018	296,452	72,763	229,681	(1,572)	(26,817)	685,163	77,245
PF Emerging Markets	435,389	138,894	2,506	109,234	(893)	11,177	477,839	38,412
PF International Small-Cap	327,739	115,100	36,710	101,728	(7,466)	(15,506)	354,849	37,002
PF Real Estate	310,182	199,006	20,869	177,400	2,789	(30,017)	325,429	21,638
PF Absolute Return (3)	650,130	86,895	—	747,600	(41,282)	51,857	—	—
PF Currency Strategies	1,261,847	652,900	175,204	355,485	(3,515)	(104,371)	1,626,580	176,802
PF Equity Long/Short	629,603	295,319	132,898	170,457	(831)	(62,594)	823,938	86,822
PF Global Absolute Return	1,354,906	693,490	61,887	376,454	(31,744)	38,987	1,741,072	190,489
	$6,279,201	$2,875,997	$520,276	$2,527,991	($95,975)	($106,429)	$6,945,079

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.
(3)	All shares in the PF Absolute Return Fund were fully redeemed on August 3, 2016.

As of December 31, 2016, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	67.00%
Pacific Funds Diversified Alternatives	31.43%
Pacific Funds Large-Cap Value	73.69%
Pacific Funds Small/Mid-Cap	9.62%
Pacific Funds Small-Cap Value	67.19%
Pacific Funds Small-Cap Growth	29.93%

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2016, the Pacific Funds Floating Rate Income Fund has unfunded loan commitments of $2,113,746 (see details in the Notes to Schedules of Investments).

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of December 31, 2016, were as follows:

				Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$336,845,829	$16,110,341	($4,186,958)	$11,923,383
Pacific Funds Portfolio Optimization Moderate-Conservative	471,773,254	38,371,384	(6,961,946)	31,409,438
Pacific Funds Portfolio Optimization Moderate	1,284,094,821	158,111,851	(14,351,736)	143,760,115
Pacific Funds Portfolio Optimization Growth	910,516,739	132,082,610	(6,967,072)	125,115,538
Pacific Funds Portfolio Optimization Aggressive-Growth	276,066,588	43,332,980	(1,184,621)	42,148,359
Pacific Funds Diversified Alternatives	7,334,821	42,243	(431,985)	(389,742)
Pacific Funds Short Duration Income	278,993,767	1,973,468	(766,320)	1,207,148
Pacific Funds Core Income	746,673,709	8,413,317	(7,991,279)	422,038
Pacific Funds Strategic Income	288,023,847	5,555,158	(3,795,692)	1,759,466
Pacific Funds Floating Rate Income	914,972,027	15,016,358	(1,645,203)	13,371,155
Pacific Funds Limited Duration High Income	33,556,886	426,797	(606,929)	(180,132)
Pacific Funds High Income	27,147,828	907,341	(651,433)	255,908
PF Floating Rate Loan	8,162,445	—	—	—
PF Inflation Managed	17,659,212	183,672	(647,583)	(463,911)
PF Managed Bond	1,074,206,626	9,581,768	(28,609,480)	(19,027,712)
PF Short Duration Bond	122,979,786	197,555	(626,879)	(429,324)
PF Emerging Markets Debt	46,645,818	1,269,668	(1,758,199)	(488,531)
Pacific Funds Large-Cap	8,782,281	729,219	(121,107)	608,112
Pacific Funds Large-Cap Value	27,617,509	3,166,048	(391,130)	2,774,918
Pacific Funds Small/Mid-Cap	66,358,671	7,629,955	(767,318)	6,862,637
Pacific Funds Small-Cap	7,823,674	1,168,274	(115,494)	1,052,780
Pacific Funds Small-Cap Value	33,657,591	7,704,900	(401,662)	7,303,238
Pacific Funds Small-Cap Growth	31,860,583	4,666,347	(1,066,660)	3,599,687
PF Comstock	130,540,283	64,947,389	(4,792,107)	60,155,282
PF Developing Growth	7,499,695	1,100,149	(116,781)	983,368
PF Growth	79,326,665	33,465,698	(848,639)	32,617,059
PF Large-Cap Growth	91,161,100	23,721,543	(579,114)	23,142,429
PF Large-Cap Value	284,175,278	144,648,648	(7,290,779)	137,357,869
PF Main Street Core	241,486,235	67,987,144	(2,215,128)	65,772,016
PF Mid-Cap Equity	61,599,687	14,766,605	(456,111)	14,310,494
PF Mid-Cap Growth	12,157,243	2,859,542	(682,048)	2,177,494
PF Mid-Cap Value	138,524,080	23,119,432	(2,104,218)	21,015,214
PF Small-Cap Value	100,287,599	31,644,293	(2,054,694)	29,589,599
PF Emerging Markets	137,569,664	30,049,064	(3,205,649)	26,843,415
PF International Large-Cap	185,175,341	68,482,461	(21,498,646)	46,983,815
PF International Small-Cap	36,758,192	7,027,398	(3,809,591)	3,217,807
PF International Value	158,219,338	18,640,537	(4,553,070)	14,087,467
PF Real Estate	46,472,805	19,250,232	(308,947)	18,941,285
PF Currency Strategies	85,471,994	123,295	(1,630,068)	(1,506,773)
PF Equity Long/Short	56,999,821	—	(8,011)	(8,011)
PF Global Absolute Return	82,788,970	2,518,799	(2,169,147)	349,652

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sales loss deferrals.

Item 2.	Controls and Procedures.

(a)	The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: February 28, 2017

/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date: February 28, 2017